UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Equity Series

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

•	PIMCO Dividend and Income Fund Class A
•	PIMCO Dividend and Income Fund Class C
•	PIMCO Dividend and Income Fund Institutional Class
•	PIMCO Dividend and Income Fund I-2
•	PIMCO REALPATH® Blend Income Fund Class A
•	PIMCO REALPATH® Blend Income Fund Institutional Class
•	PIMCO REALPATH® Blend 2025 Fund Class A
•	PIMCO REALPATH® Blend 2025 Fund Institutional Class
•	PIMCO REALPATH® Blend 2030 Fund Class A
•	PIMCO REALPATH® Blend 2030 Fund Institutional Class
•	PIMCO REALPATH® Blend 2035 Fund Class A
•	PIMCO REALPATH® Blend 2035 Fund Institutional Class
•	PIMCO REALPATH® Blend 2040 Fund Class A
•	PIMCO REALPATH® Blend 2040 Fund Institutional Class
•	PIMCO REALPATH® Blend 2045 Fund Class A
•	PIMCO REALPATH® Blend 2045 Fund Institutional Class
•	PIMCO REALPATH® Blend 2050 Fund Class A
•	PIMCO REALPATH® Blend 2050 Fund Institutional Class
•	PIMCO REALPATH® Blend 2055 Fund Class A
•	PIMCO REALPATH® Blend 2055 Fund Institutional Class
•	PIMCO REALPATH® Blend 2060 Fund Class A
•	PIMCO REALPATH® Blend 2060 Fund Institutional Class
•	PIMCO REALPATH Blend 2065 Fund Class A
•	PIMCO REALPATH Blend 2065 Fund Institutional Class
•	PIMCO RAE US Fund Class A
•	PIMCO RAE US Fund I-2
•	PIMCO RAE US Fund Institutional Class
•	PIMCO RAE US Small Fund Class A
•	PIMCO RAE US Small Fund I-2
•	PIMCO RAE US Small Fund Institutional Class
•	PIMCO RAE Emerging Markets Fund Class A
•	PIMCO RAE Emerging Markets Fund I-2
•	PIMCO RAE Emerging Markets Fund Institutional Class
•	PIMCO RAE International Fund Class A
•	PIMCO RAE International Fund I-2
•	PIMCO RAE International Fund Institutional Class
•	PIMCO RAE Global ex-US Fund Class A
•	PIMCO RAE Global ex-US Fund I-2
•	PIMCO RAE Global ex-US Fund Institutional Class
•	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
•	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
•	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
•	PIMCO RAFI ESG U.S. ETF

(b)	Not applicable to the Registrant.

Class A: PQIZX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/14	$9,452	$10,000	$10,000	$10,000
7/31/14	$9,262	$9,975	$9,912	$9,848
8/31/14	$9,476	$10,085	$10,046	$10,007
9/30/14	$9,134	$10,017	$9,830	$9,645
10/31/14	$9,152	$10,115	$9,879	$9,646
11/30/14	$9,333	$10,187	$9,954	$9,724
12/31/14	$9,250	$10,196	$9,815	$9,443
1/31/15	$9,165	$10,410	$9,853	$9,318
2/28/15	$9,610	$10,312	$10,006	$9,696
3/31/15	$9,517	$10,360	$9,901	$9,447
4/30/15	$9,761	$10,323	$10,104	$9,868
5/31/15	$9,842	$10,298	$10,022	$9,732
6/30/15	$9,408	$10,186	$9,800	$9,407
7/31/15	$9,363	$10,257	$9,866	$9,469
8/31/15	$8,693	$10,242	$9,538	$8,851
9/30/15	$8,321	$10,311	$9,427	$8,585
10/31/15	$8,818	$10,313	$9,785	$9,236
11/30/15	$8,665	$10,286	$9,688	$9,078
12/31/15	$8,329	$10,252	$9,597	$8,937
1/31/16	$7,981	$10,393	$9,486	$8,608
2/29/16	$7,952	$10,467	$9,545	$8,652
3/31/16	$8,387	$10,563	$9,927	$9,266
4/30/16	$8,555	$10,604	$10,043	$9,447
5/31/16	$8,606	$10,607	$10,017	$9,395
6/30/16	$8,526	$10,797	$10,172	$9,518
7/31/16	$8,757	$10,865	$10,341	$9,773
8/31/16	$8,774	$10,853	$10,330	$9,764
9/30/16	$8,843	$10,847	$10,371	$9,847
10/31/16	$8,774	$10,764	$10,200	$9,598
11/30/16	$8,920	$10,509	$10,067	$9,574
12/31/16	$9,126	$10,524	$10,211	$9,835
1/31/17	$9,265	$10,544	$10,303	$9,994
2/28/17	$9,334	$10,615	$10,493	$10,294
3/31/17	$9,444	$10,610	$10,558	$10,428
4/30/17	$9,470	$10,692	$10,640	$10,509
5/31/17	$9,618	$10,774	$10,821	$10,786
6/30/17	$9,680	$10,763	$10,812	$10,778
7/31/17	$9,907	$10,809	$10,942	$10,992
8/31/17	$9,881	$10,906	$11,022	$11,053
9/30/17	$10,149	$10,854	$11,104	$11,271
10/31/17	$10,272	$10,861	$11,149	$11,355
11/30/17	$10,395	$10,847	$11,236	$11,547
12/31/17	$10,562	$10,897	$11,331	$11,690
1/31/18	$10,980	$10,771	$11,519	$12,212
2/28/18	$10,535	$10,669	$11,195	$11,642
3/31/18	$10,451	$10,737	$11,141	$11,454
4/30/18	$10,567	$10,658	$11,115	$11,485
5/31/18	$10,389	$10,734	$11,073	$11,317
6/30/18	$10,318	$10,720	$11,047	$11,277
7/31/18	$10,605	$10,723	$11,265	$11,720
8/31/18	$10,506	$10,792	$11,299	$11,716
9/30/18	$10,609	$10,722	$11,333	$11,861
10/31/18	$10,086	$10,638	$11,013	$11,285
11/30/18	$10,168	$10,701	$11,173	$11,545
12/31/18	$9,606	$10,898	$10,943	$10,858
1/31/19	$10,168	$11,014	$11,335	$11,520
2/28/19	$10,306	$11,007	$11,479	$11,821
3/31/19	$10,302	$11,219	$11,641	$11,926
4/30/19	$10,486	$11,221	$11,747	$12,141
5/31/19	$9,998	$11,421	$11,570	$11,560
6/30/19	$10,485	$11,564	$12,019	$12,311
7/31/19	$10,373	$11,589	$11,982	$12,209
8/31/19	$10,094	$11,890	$12,033	$11,997
9/30/19	$10,504	$11,826	$12,208	$12,410
10/31/19	$10,690	$11,862	$12,414	$12,791
11/30/19	$10,821	$11,856	$12,490	$12,955
12/31/19	$11,060	$11,848	$12,726	$13,452
1/31/20	$10,726	$12,076	$12,648	$13,028
2/29/20	$9,945	$12,293	$12,228	$11,929
3/31/20	$8,315	$12,221	$11,441	$10,464
4/30/20	$8,821	$12,438	$11,999	$11,298
5/31/20	$9,097	$12,496	$12,110	$11,455
6/30/20	$9,256	$12,575	$12,219	$11,589
7/31/20	$9,304	$12,762	$12,523	$11,992
8/31/20	$9,657	$12,659	$12,642	$12,317
9/30/20	$9,354	$12,652	$12,488	$12,023
10/31/20	$9,172	$12,596	$12,277	$11,670
11/30/20	$10,465	$12,720	$13,094	$13,111
12/31/20	$10,871	$12,737	$13,390	$13,685
1/31/21	$11,047	$12,646	$13,294	$13,587
2/28/21	$11,663	$12,463	$13,301	$13,797
3/31/21	$12,127	$12,308	$13,561	$14,508
4/30/21	$12,274	$12,405	$13,762	$14,825
5/31/21	$12,627	$12,445	$13,966	$15,215
6/30/21	$12,578	$12,533	$13,948	$15,069
7/31/21	$12,450	$12,673	$14,053	$15,127
8/31/21	$12,509	$12,649	$14,132	$15,326
9/30/21	$12,393	$12,539	$13,777	$14,689
10/31/21	$12,503	$12,536	$13,915	$14,987
11/30/21	$12,343	$12,573	$13,743	$14,573
12/31/21	$12,837	$12,541	$14,228	$15,638
1/31/22	$12,746	$12,271	$14,037	$15,555
2/28/22	$12,553	$12,134	$13,840	$15,293
3/31/22	$12,618	$11,797	$13,724	$15,460
4/30/22	$12,181	$11,349	$13,198	$14,863
5/31/22	$12,354	$11,422	$13,323	$15,047
6/30/22	$11,552	$11,243	$12,750	$13,991
7/31/22	$11,909	$11,518	$13,047	$14,301
8/31/22	$11,603	$11,192	$12,621	$13,771
9/30/22	$10,938	$10,709	$11,860	$12,704
10/31/22	$11,381	$10,570	$12,175	$13,543
11/30/22	$12,102	$10,959	$12,912	$14,686
12/31/22	$12,001	$10,909	$12,787	$14,466
1/31/23	$12,450	$11,245	$13,180	$14,912
2/28/23	$12,076	$10,954	$12,792	$14,419
3/31/23	$12,248	$11,232	$13,091	$14,728
4/30/23	$12,367	$11,300	$13,271	$15,043
5/31/23	$12,097	$11,177	$12,888	$14,339
6/30/23	$12,530	$11,137	$13,163	$15,002
7/31/23	$12,812	$11,130	$13,409	$15,573
8/31/23	$12,617	$11,059	$13,193	$15,170
9/30/23	$12,350	$10,778	$12,856	$14,781
10/31/23	$12,142	$10,607	$12,512	$14,224
11/30/23	$12,876	$11,088	$13,203	$15,150
12/31/23	$13,412	$11,512	$13,746	$15,815
1/31/24	$13,446	$11,481	$13,739	$15,843
2/29/24	$13,569	$11,318	$13,710	$15,999
3/31/24	$13,973	$11,423	$14,035	$16,612
4/30/24	$13,600	$11,134	$13,669	$16,164
5/31/24	$14,029	$11,323	$13,961	$16,581
6/30/24	$14,041	$11,430	$13,972	$16,451

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.06%	6.02%	4.04%
Class A (including sales charge)	5.91%	4.82%	3.45%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PQIZX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2024

PES6036ARTSR_063024

Class C: PQICX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,792	$9,975	$9,912	$9,848
8/31/2014	$10,005	$10,085	$10,046	$10,007
9/30/2014	$9,643	$10,017	$9,830	$9,645
10/31/2014	$9,656	$10,115	$9,879	$9,646
11/30/2014	$9,842	$10,187	$9,954	$9,724
12/31/2014	$9,748	$10,196	$9,815	$9,443
1/31/2015	$9,652	$10,410	$9,853	$9,318
2/28/2015	$10,116	$10,312	$10,006	$9,696
3/31/2015	$10,004	$10,360	$9,901	$9,447
4/30/2015	$10,254	$10,323	$10,104	$9,868
5/31/2015	$10,341	$10,298	$10,022	$9,732
6/30/2015	$9,877	$10,186	$9,800	$9,407
7/31/2015	$9,823	$10,257	$9,866	$9,469
8/31/2015	$9,112	$10,242	$9,538	$8,851
9/30/2015	$8,716	$10,311	$9,427	$8,585
10/31/2015	$9,231	$10,313	$9,785	$9,236
11/30/2015	$9,074	$10,286	$9,688	$9,078
12/31/2015	$8,707	$10,252	$9,597	$8,937
1/31/2016	$8,337	$10,393	$9,486	$8,608
2/29/2016	$8,301	$10,467	$9,545	$8,652
3/31/2016	$8,751	$10,563	$9,927	$9,266
4/30/2016	$8,930	$10,604	$10,043	$9,447
5/31/2016	$8,969	$10,607	$10,017	$9,395
6/30/2016	$8,882	$10,797	$10,172	$9,518
7/31/2016	$9,115	$10,865	$10,341	$9,773
8/31/2016	$9,133	$10,853	$10,330	$9,764
9/30/2016	$9,196	$10,847	$10,371	$9,847
10/31/2016	$9,124	$10,764	$10,200	$9,598
11/30/2016	$9,258	$10,509	$10,067	$9,574
12/31/2016	$9,471	$10,524	$10,211	$9,835
1/31/2017	$9,615	$10,544	$10,303	$9,994
2/28/2017	$9,678	$10,615	$10,493	$10,294
3/31/2017	$9,787	$10,610	$10,558	$10,428
4/30/2017	$9,805	$10,692	$10,640	$10,509
5/31/2017	$9,950	$10,774	$10,821	$10,786
6/30/2017	$10,011	$10,763	$10,812	$10,778
7/31/2017	$10,237	$10,809	$10,942	$10,992
8/31/2017	$10,201	$10,906	$11,022	$11,053
9/30/2017	$10,472	$10,854	$11,104	$11,271
10/31/2017	$10,590	$10,861	$11,149	$11,355
11/30/2017	$10,717	$10,847	$11,236	$11,547
12/31/2017	$10,877	$10,897	$11,331	$11,690
1/31/2018	$11,308	$10,771	$11,519	$12,212
2/28/2018	$10,840	$10,669	$11,195	$11,642
3/31/2018	$10,748	$10,737	$11,141	$11,454
4/30/2018	$10,858	$10,658	$11,115	$11,485
5/31/2018	$10,665	$10,734	$11,073	$11,317
6/30/2018	$10,583	$10,720	$11,047	$11,277
7/31/2018	$10,878	$10,723	$11,265	$11,720
8/31/2018	$10,768	$10,792	$11,299	$11,716
9/30/2018	$10,867	$10,722	$11,333	$11,861
10/31/2018	$10,330	$10,638	$11,013	$11,285
11/30/2018	$10,404	$10,701	$11,173	$11,545
12/31/2018	$9,821	$10,898	$10,943	$10,858
1/31/2019	$10,387	$11,014	$11,335	$11,520
2/28/2019	$10,529	$11,007	$11,479	$11,821
3/31/2019	$10,510	$11,219	$11,641	$11,926
4/30/2019	$10,699	$11,221	$11,747	$12,141
5/31/2019	$10,189	$11,421	$11,570	$11,560
6/30/2019	$10,676	$11,564	$12,019	$12,311
7/31/2019	$10,562	$11,589	$11,982	$12,209
8/31/2019	$10,269	$11,890	$12,033	$11,997
9/30/2019	$10,679	$11,826	$12,208	$12,410
10/31/2019	$10,860	$11,862	$12,414	$12,791
11/30/2019	$10,992	$11,856	$12,490	$12,955
12/31/2019	$11,227	$11,848	$12,726	$13,452
1/31/2020	$10,880	$12,076	$12,648	$13,028
2/29/2020	$10,079	$12,293	$12,228	$11,929
3/31/2020	$8,420	$12,221	$11,441	$10,464
4/30/2020	$8,922	$12,438	$11,999	$11,298
5/31/2020	$9,202	$12,496	$12,110	$11,455
6/30/2020	$9,356	$12,575	$12,219	$11,589
7/31/2020	$9,404	$12,762	$12,523	$11,992
8/31/2020	$9,742	$12,659	$12,642	$12,317
9/30/2020	$9,439	$12,652	$12,488	$12,023
10/31/2020	$9,246	$12,596	$12,277	$11,670
11/30/2020	$10,551	$12,720	$13,094	$13,111
12/31/2020	$10,946	$12,737	$13,390	$13,685
1/31/2021	$11,123	$12,646	$13,294	$13,587
2/28/2021	$11,733	$12,463	$13,301	$13,797
3/31/2021	$12,186	$12,308	$13,561	$14,508
4/30/2021	$12,324	$12,405	$13,762	$14,825
5/31/2021	$12,678	$12,445	$13,966	$15,215
6/30/2021	$12,614	$12,533	$13,948	$15,069
7/31/2021	$12,475	$12,673	$14,053	$15,127
8/31/2021	$12,525	$12,649	$14,132	$15,326
9/30/2021	$12,412	$12,539	$13,777	$14,689
10/31/2021	$12,511	$12,536	$13,915	$14,987
11/30/2021	$12,342	$12,573	$13,743	$14,573
12/31/2021	$12,827	$12,541	$14,228	$15,638
1/31/2022	$12,736	$12,271	$14,037	$15,555
2/28/2022	$12,533	$12,134	$13,840	$15,293
3/31/2022	$12,584	$11,797	$13,724	$15,460
4/30/2022	$12,148	$11,349	$13,198	$14,863
5/31/2022	$12,311	$11,422	$13,323	$15,047
6/30/2022	$11,508	$11,243	$12,750	$13,991
7/31/2022	$11,854	$11,518	$13,047	$14,301
8/31/2022	$11,529	$11,192	$12,621	$13,771
9/30/2022	$10,873	$10,709	$11,860	$12,704
10/31/2022	$11,304	$10,570	$12,175	$13,543
11/30/2022	$12,011	$10,959	$12,912	$14,686
12/31/2022	$11,904	$10,909	$12,787	$14,466
1/31/2023	$12,339	$11,245	$13,180	$14,912
2/28/2023	$11,968	$10,954	$12,792	$14,419
3/31/2023	$12,131	$11,232	$13,091	$14,728
4/30/2023	$12,238	$11,300	$13,271	$15,043
5/31/2023	$11,960	$11,177	$12,888	$14,339
6/30/2023	$12,386	$11,137	$13,163	$15,002
7/31/2023	$12,655	$11,130	$13,409	$15,573
8/31/2023	$12,451	$11,059	$13,193	$15,170
9/30/2023	$12,180	$10,778	$12,856	$14,781
10/31/2023	$11,964	$10,607	$12,512	$14,224
11/30/2023	$12,678	$11,088	$13,203	$15,150
12/31/2023	$13,211	$11,512	$13,746	$15,815
1/31/2024	$13,233	$11,481	$13,739	$15,843
2/29/2024	$13,343	$11,318	$13,710	$15,999
3/31/2024	$13,729	$11,423	$14,035	$16,612
4/30/2024	$13,352	$11,134	$13,669	$16,164
5/31/2024	$13,762	$11,323	$13,961	$16,581
6/30/2024	$13,768	$11,430	$13,972	$16,451

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	11.16%	5.22%	3.25%
Class C (including sales charge)	10.16%	5.22%	3.25%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class C: PQICX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2024

PES6236ARTSR_063024

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.82%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/14	$980,951	$997,491	$991,153	$984,814
8/31/14	$1,003,134	$1,008,504	$1,004,637	$1,000,737
9/30/14	$967,168	$1,001,660	$983,043	$964,513
10/31/14	$969,457	$1,011,503	$987,935	$964,632
11/30/14	$988,970	$1,018,679	$995,425	$972,414
12/31/14	$981,285	$1,019,632	$981,505	$944,306
1/31/15	$971,753	$1,041,013	$985,296	$931,802
2/28/15	$1,020,044	$1,031,225	$1,000,625	$969,555
3/31/15	$1,009,651	$1,036,013	$990,130	$944,717
4/30/15	$1,035,749	$1,032,296	$1,010,398	$986,783
5/31/15	$1,044,713	$1,029,810	$1,002,214	$973,174
6/30/15	$998,946	$1,018,581	$980,019	$940,684
7/31/15	$994,514	$1,025,661	$986,641	$946,854
8/31/15	$923,580	$1,024,189	$953,774	$885,133
9/30/15	$884,424	$1,031,116	$942,667	$858,530
10/31/15	$937,503	$1,031,288	$978,468	$923,595
11/30/15	$922,340	$1,028,563	$968,790	$907,767
12/31/15	$885,782	$1,025,239	$959,716	$893,693
1/31/16	$849,336	$1,039,348	$948,641	$860,773
2/29/16	$846,548	$1,046,721	$954,458	$865,221
3/31/16	$893,061	$1,056,324	$992,664	$926,554
4/30/16	$911,249	$1,060,379	$1,004,310	$944,735
5/31/16	$916,867	$1,060,651	$1,001,681	$939,546
6/30/16	$908,473	$1,079,709	$1,017,201	$951,781
7/31/16	$934,064	$1,086,535	$1,034,077	$977,344
8/31/16	$936,806	$1,085,292	$1,032,968	$976,363
9/30/16	$944,118	$1,084,656	$1,037,072	$984,696
10/31/16	$936,806	$1,076,360	$1,019,972	$959,756
11/30/16	$952,343	$1,050,900	$1,006,667	$957,416
12/31/16	$974,137	$1,052,382	$1,021,085	$983,492
1/31/17	$989,878	$1,054,447	$1,030,344	$999,397
2/28/17	$997,286	$1,061,534	$1,049,288	$1,029,432
3/31/17	$1,009,715	$1,060,978	$1,055,836	$1,042,821
4/30/17	$1,012,504	$1,069,165	$1,064,024	$1,050,947
5/31/17	$1,029,240	$1,077,395	$1,082,094	$1,078,555
6/30/17	$1,035,782	$1,076,310	$1,081,192	$1,077,838
7/31/17	$1,060,066	$1,080,942	$1,094,213	$1,099,161
8/31/17	$1,057,264	$1,090,638	$1,102,153	$1,105,258
9/30/17	$1,086,727	$1,085,443	$1,110,439	$1,127,138
10/31/17	$1,099,889	$1,086,072	$1,114,903	$1,135,548
11/30/17	$1,113,990	$1,084,678	$1,123,582	$1,154,686
12/31/17	$1,131,953	$1,089,656	$1,133,123	$1,168,997
1/31/18	$1,177,688	$1,077,107	$1,151,891	$1,221,186
2/28/18	$1,130,047	$1,066,896	$1,119,535	$1,164,153
3/31/18	$1,121,018	$1,073,738	$1,114,116	$1,145,417
4/30/18	$1,134,364	$1,065,752	$1,111,477	$1,148,511
5/31/18	$1,115,299	$1,073,358	$1,107,305	$1,131,694
6/30/18	$1,107,100	$1,072,038	$1,104,655	$1,127,670
7/31/18	$1,138,759	$1,072,293	$1,126,488	$1,171,978
8/31/18	$1,129,165	$1,079,193	$1,129,936	$1,171,609
9/30/18	$1,140,937	$1,072,243	$1,133,307	$1,186,144
10/31/18	$1,083,890	$1,063,770	$1,101,284	$1,128,483
11/30/18	$1,093,559	$1,070,120	$1,117,260	$1,154,490
12/31/18	$1,032,522	$1,089,780	$1,094,282	$1,085,794
1/31/19	$1,093,782	$1,101,353	$1,133,457	$1,152,003
2/28/19	$1,109,591	$1,100,714	$1,147,927	$1,182,084
3/31/19	$1,109,381	$1,121,850	$1,164,073	$1,192,641
4/30/19	$1,129,156	$1,122,137	$1,174,711	$1,214,135
5/31/19	$1,076,752	$1,142,057	$1,157,009	$1,155,988
6/30/19	$1,129,882	$1,156,399	$1,201,865	$1,231,108
7/31/19	$1,118,854	$1,158,943	$1,198,184	$1,220,856
8/31/19	$1,087,774	$1,188,973	$1,203,342	$1,199,731
9/30/19	$1,132,601	$1,182,641	$1,220,814	$1,240,958
10/31/19	$1,153,762	$1,186,203	$1,241,430	$1,279,134
11/30/19	$1,167,869	$1,185,599	$1,249,048	$1,295,486
12/31/19	$1,193,834	$1,184,773	$1,272,566	$1,345,173
1/31/20	$1,158,873	$1,207,573	$1,264,760	$1,302,781
2/29/20	$1,074,554	$1,229,308	$1,222,798	$1,192,886
3/31/20	$898,210	$1,222,073	$1,144,109	$1,046,380
4/30/20	$952,803	$1,243,797	$1,199,882	$1,129,796
5/31/20	$983,705	$1,249,588	$1,211,009	$1,145,491
6/30/20	$1,001,280	$1,257,460	$1,221,930	$1,158,933
7/31/20	$1,006,436	$1,276,242	$1,252,280	$1,199,195
8/31/20	$1,044,590	$1,265,941	$1,264,179	$1,231,665
9/30/20	$1,012,415	$1,265,247	$1,248,767	$1,202,307
10/31/20	$992,726	$1,259,597	$1,227,663	$1,167,038
11/30/20	$1,133,656	$1,271,956	$1,309,447	$1,311,078
12/31/20	$1,177,663	$1,273,709	$1,339,001	$1,368,455
1/31/21	$1,196,709	$1,264,577	$1,329,444	$1,358,732
2/28/21	$1,264,427	$1,246,316	$1,330,084	$1,379,658
3/31/21	$1,314,346	$1,230,753	$1,356,056	$1,450,767
4/30/21	$1,331,332	$1,240,476	$1,376,229	$1,482,470
5/31/21	$1,369,552	$1,244,529	$1,396,612	$1,521,540
6/30/21	$1,364,429	$1,253,273	$1,394,793	$1,506,888
7/31/21	$1,351,558	$1,267,286	$1,405,267	$1,512,668
8/31/21	$1,357,994	$1,264,873	$1,413,208	$1,532,648
9/30/21	$1,346,293	$1,253,922	$1,377,695	$1,468,891
10/31/21	$1,358,169	$1,253,576	$1,391,487	$1,498,706
11/30/21	$1,340,895	$1,257,285	$1,374,305	$1,457,257
12/31/21	$1,395,722	$1,254,068	$1,422,806	$1,563,840
1/31/22	$1,385,807	$1,227,050	$1,403,700	$1,555,533
2/28/22	$1,365,979	$1,213,361	$1,384,021	$1,529,273
3/31/22	$1,372,644	$1,179,651	$1,372,363	$1,545,998
4/30/22	$1,325,236	$1,134,886	$1,319,813	$1,486,270
5/31/22	$1,345,081	$1,142,203	$1,332,268	$1,504,740
6/30/22	$1,258,595	$1,124,284	$1,275,040	$1,399,073
7/31/22	$1,297,406	$1,151,756	$1,304,743	$1,430,071
8/31/22	$1,263,030	$1,119,211	$1,262,141	$1,377,086
9/30/22	$1,191,531	$1,070,854	$1,185,994	$1,270,426
10/31/22	$1,240,805	$1,056,984	$1,217,484	$1,354,345
11/30/22	$1,320,315	$1,095,855	$1,291,241	$1,468,634
12/31/22	$1,308,527	$1,090,912	$1,278,665	$1,446,650
1/31/23	$1,358,541	$1,124,473	$1,318,002	$1,491,153
2/28/23	$1,317,832	$1,095,399	$1,279,200	$1,441,908
3/31/23	$1,337,540	$1,123,225	$1,309,129	$1,472,757
4/30/23	$1,350,446	$1,130,033	$1,327,121	$1,504,307
5/31/23	$1,321,114	$1,117,728	$1,288,822	$1,433,864
6/30/23	$1,369,425	$1,113,742	$1,316,332	$1,500,192
7/31/23	$1,400,198	$1,112,965	$1,340,939	$1,557,321
8/31/23	$1,378,893	$1,105,856	$1,319,305	$1,517,016
9/30/23	$1,350,554	$1,077,755	$1,285,607	$1,478,076
10/31/23	$1,327,845	$1,060,746	$1,251,236	$1,422,367
11/30/23	$1,407,923	$1,108,784	$1,320,316	$1,515,011
12/31/23	$1,467,909	$1,151,227	$1,374,564	$1,581,512
1/31/24	$1,471,567	$1,148,065	$1,373,875	$1,584,273
2/29/24	$1,486,197	$1,131,845	$1,370,952	$1,599,912
3/31/24	$1,530,237	$1,142,297	$1,403,543	$1,661,205
4/30/24	$1,489,579	$1,113,444	$1,366,886	$1,616,396
5/31/24	$1,537,629	$1,132,320	$1,396,114	$1,658,119
6/30/24	$1,539,020	$1,143,040	$1,397,235	$1,645,077

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.38%	6.38%	4.41%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PQIIX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2024

PES2042ARTSR_063024

I-2: PQIPX

PIMCO Dividend and Income Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$98	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to Taiwanese equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from returns, as U.S. yields rose.

• Long exposure to the Japanese yen ("JPY") detracted from returns, as the JPY depreciated against the U.S. dollar ("USD").

• Long exposure to the Brazilian real ("BRL") detracted from performance, as the BRL depreciated against the USD.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the Bloomberg U.S. Aggregate Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/14	$980,119	$997,491	$991,153	$984,814
8/31/14	$1,002,959	$1,008,504	$1,004,637	$1,000,737
9/30/14	$966,942	$1,001,660	$983,043	$964,513
10/31/14	$969,056	$1,011,503	$987,935	$964,632
11/30/14	$988,384	$1,018,679	$995,425	$972,414
12/31/14	$979,876	$1,019,632	$981,505	$944,306
1/31/15	$971,068	$1,041,013	$985,296	$931,802
2/28/15	$1,018,420	$1,031,225	$1,000,625	$969,555
3/31/15	$1,008,756	$1,036,013	$990,130	$944,717
4/30/15	$1,034,729	$1,032,296	$1,010,398	$986,783
5/31/15	$1,043,593	$1,029,810	$1,002,214	$973,174
6/30/15	$997,820	$1,018,581	$980,019	$940,684
7/31/15	$993,308	$1,025,661	$986,641	$946,854
8/31/15	$922,436	$1,024,189	$953,774	$885,133
9/30/15	$883,276	$1,031,116	$942,667	$858,530
10/31/15	$936,161	$1,031,288	$978,468	$923,595
11/30/15	$920,147	$1,028,563	$968,790	$907,767
12/31/15	$883,832	$1,025,239	$959,716	$893,693
1/31/16	$847,041	$1,039,348	$948,641	$860,773
2/29/16	$845,079	$1,046,721	$954,458	$865,221
3/31/16	$891,413	$1,056,324	$992,664	$926,554
4/30/16	$909,473	$1,060,379	$1,004,310	$944,735
5/31/16	$914,104	$1,060,651	$1,001,681	$939,546
6/30/16	$907,499	$1,079,709	$1,017,201	$951,781
7/31/16	$933,011	$1,086,535	$1,034,077	$977,344
8/31/16	$934,834	$1,085,292	$1,032,968	$976,363
9/30/16	$942,123	$1,084,656	$1,037,072	$984,696
10/31/16	$935,745	$1,076,360	$1,019,972	$959,756
11/30/16	$950,323	$1,050,900	$1,006,667	$957,416
12/31/16	$972,280	$1,052,382	$1,021,085	$983,492
1/31/17	$987,962	$1,054,447	$1,030,344	$999,397
2/28/17	$995,342	$1,061,534	$1,049,288	$1,029,432
3/31/17	$1,007,531	$1,060,978	$1,055,836	$1,042,821
4/30/17	$1,010,309	$1,069,165	$1,064,024	$1,050,947
5/31/17	$1,026,978	$1,077,395	$1,082,094	$1,078,555
6/30/17	$1,033,300	$1,076,310	$1,081,192	$1,077,838
7/31/17	$1,057,482	$1,080,942	$1,094,213	$1,099,161
8/31/17	$1,054,691	$1,090,638	$1,102,153	$1,105,258
9/30/17	$1,083,846	$1,085,443	$1,110,439	$1,127,138
10/31/17	$1,096,949	$1,086,072	$1,114,903	$1,135,548
11/30/17	$1,110,989	$1,084,678	$1,123,582	$1,154,686
12/31/17	$1,128,578	$1,089,656	$1,133,123	$1,168,997
1/31/18	$1,174,101	$1,077,107	$1,151,891	$1,221,186
2/28/18	$1,126,682	$1,066,896	$1,119,535	$1,164,153
3/31/18	$1,117,713	$1,073,738	$1,114,116	$1,145,417
4/30/18	$1,130,047	$1,065,752	$1,111,477	$1,148,511
5/31/18	$1,111,071	$1,073,358	$1,107,305	$1,131,694
6/30/18	$1,103,593	$1,072,038	$1,104,655	$1,127,670
7/31/18	$1,135,097	$1,072,293	$1,126,488	$1,171,978
8/31/18	$1,124,595	$1,079,193	$1,129,936	$1,171,609
9/30/18	$1,136,086	$1,072,243	$1,133,307	$1,186,144
10/31/18	$1,080,292	$1,063,770	$1,101,284	$1,128,483
11/30/18	$1,088,950	$1,070,120	$1,117,260	$1,154,490
12/31/18	$1,028,912	$1,089,780	$1,094,282	$1,085,794
1/31/19	$1,089,840	$1,101,353	$1,133,457	$1,152,003
2/28/19	$1,104,581	$1,100,714	$1,147,927	$1,182,084
3/31/19	$1,104,323	$1,121,850	$1,164,073	$1,192,641
4/30/19	$1,124,974	$1,122,137	$1,174,711	$1,214,135
5/31/19	$1,072,856	$1,142,057	$1,157,009	$1,155,988
6/30/19	$1,124,661	$1,156,399	$1,201,865	$1,231,108
7/31/19	$1,113,703	$1,158,943	$1,198,184	$1,220,856
8/31/19	$1,082,822	$1,188,973	$1,203,342	$1,199,731
9/30/19	$1,127,227	$1,182,641	$1,220,814	$1,240,958
10/31/19	$1,148,250	$1,186,203	$1,241,430	$1,279,134
11/30/19	$1,162,265	$1,185,599	$1,249,048	$1,295,486
12/31/19	$1,188,669	$1,184,773	$1,272,566	$1,345,173
1/31/20	$1,152,927	$1,207,573	$1,264,760	$1,302,781
2/29/20	$1,069,189	$1,229,308	$1,222,798	$1,192,886
3/31/20	$893,890	$1,222,073	$1,144,109	$1,046,380
4/30/20	$948,096	$1,243,797	$1,199,882	$1,129,796
5/31/20	$977,756	$1,249,588	$1,211,009	$1,145,491
6/30/20	$996,087	$1,257,460	$1,221,930	$1,158,933
7/31/20	$1,001,206	$1,276,242	$1,252,280	$1,199,195
8/31/20	$1,039,084	$1,265,941	$1,264,179	$1,231,665
9/30/20	$1,006,963	$1,265,247	$1,248,767	$1,202,307
10/31/20	$987,420	$1,259,597	$1,227,663	$1,167,038
11/30/20	$1,127,305	$1,271,956	$1,309,447	$1,311,078
12/31/20	$1,170,594	$1,273,709	$1,339,001	$1,368,455
1/31/21	$1,190,541	$1,264,577	$1,329,444	$1,358,732
2/28/21	$1,256,682	$1,246,316	$1,330,084	$1,379,658
3/31/21	$1,306,993	$1,230,753	$1,356,056	$1,450,767
4/30/21	$1,322,791	$1,240,476	$1,376,229	$1,482,470
5/31/21	$1,361,759	$1,244,529	$1,396,612	$1,521,540
6/30/21	$1,356,254	$1,253,273	$1,394,793	$1,506,888
7/31/21	$1,342,426	$1,267,286	$1,405,267	$1,512,668
8/31/21	$1,348,808	$1,264,873	$1,413,208	$1,532,648
9/30/21	$1,336,939	$1,253,922	$1,377,695	$1,468,891
10/31/21	$1,349,784	$1,253,576	$1,391,487	$1,498,706
11/30/21	$1,332,658	$1,257,285	$1,374,305	$1,457,257
12/31/21	$1,386,642	$1,254,068	$1,422,806	$1,563,840
1/31/22	$1,376,815	$1,227,050	$1,403,700	$1,555,533
2/28/22	$1,356,070	$1,213,361	$1,384,021	$1,529,273
3/31/22	$1,362,605	$1,179,651	$1,372,363	$1,545,998
4/30/22	$1,316,711	$1,134,886	$1,319,813	$1,486,270
5/31/22	$1,335,287	$1,142,203	$1,332,268	$1,504,740
6/30/22	$1,248,661	$1,124,284	$1,275,040	$1,399,073
7/31/22	$1,287,132	$1,151,756	$1,304,743	$1,430,071
8/31/22	$1,254,156	$1,119,211	$1,262,141	$1,377,086
9/30/22	$1,183,070	$1,070,854	$1,185,994	$1,270,426
10/31/22	$1,231,902	$1,056,984	$1,217,484	$1,354,345
11/30/22	$1,309,590	$1,095,855	$1,291,241	$1,468,634
12/31/22	$1,298,502	$1,090,912	$1,278,665	$1,446,650
1/31/23	$1,348,046	$1,124,473	$1,318,002	$1,491,153
2/28/23	$1,307,719	$1,095,399	$1,279,200	$1,441,908
3/31/23	$1,326,937	$1,123,225	$1,309,129	$1,472,757
4/30/23	$1,339,718	$1,130,033	$1,327,121	$1,504,307
5/31/23	$1,310,670	$1,117,728	$1,288,822	$1,433,864
6/30/23	$1,358,182	$1,113,742	$1,316,332	$1,500,192
7/31/23	$1,388,650	$1,112,965	$1,340,939	$1,557,321
8/31/23	$1,367,557	$1,105,856	$1,319,305	$1,517,016
9/30/23	$1,339,351	$1,077,755	$1,285,607	$1,478,076
10/31/23	$1,316,871	$1,060,746	$1,251,236	$1,422,367
11/30/23	$1,396,143	$1,108,784	$1,320,316	$1,515,011
12/31/23	$1,455,056	$1,151,227	$1,374,564	$1,581,512
1/31/24	$1,458,675	$1,148,065	$1,373,875	$1,584,273
2/29/24	$1,473,154	$1,131,845	$1,370,952	$1,599,912
3/31/24	$1,517,647	$1,142,297	$1,403,543	$1,661,205
4/30/24	$1,476,201	$1,113,444	$1,366,886	$1,616,396
5/31/24	$1,523,741	$1,132,320	$1,396,114	$1,658,119
6/30/24	$1,524,799	$1,143,040	$1,397,235	$1,645,077

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	12.27%	6.28%	4.31%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	6.15%	3.06%	3.40%
MSCI ACWI High Dividend Yield Net USD	9.66%	5.97%	5.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$171,410
# of Portfolio Holdings	1,002
Portfolio Turnover Rate	408%
Total Net Advisory Fees Paid During the Reporting Period	$747
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

U.S. Government Agencies	29.6%
Asset-Backed Securities	14.1%
U.S. Treasury Obligations	10.8%
Consumer Staples	9.8%
Non-Agency Mortgage-Backed Securities	9.7%
Financials	9.1%
Industrials	7.1%
Health Care	6.7%
Information Technology	5.7%
Real Estate	5.2%
Energy	4.1%
Materials	3.8%
Short-Term Instruments	3.4%
Banking & Finance	3.3%
Other	6.0%
Other Investments	1.8%
Other Assets and Liabilities, Net	(30.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

I-2: PQIPX

PIMCO Dividend and Income Fund

Annual Shareholder Report |

June 30, 2024

PES2043ARTSR_063024

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.12%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Value Index.

• Underweight exposure to the information technology sector detracted from relative returns, as the sector outperformed the MSCI

    Emerging Markets Value Index.

• Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the

    MSCI Emerging Markets Value Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/14	$9,624	$10,000	$10,000
7/31/14	$9,782	$10,193	$10,279
8/31/14	$10,079	$10,423	$10,521
9/30/14	$9,223	$9,651	$9,658
10/31/14	$9,362	$9,764	$9,697
11/30/14	$9,249	$9,661	$9,522
12/31/14	$8,760	$9,216	$9,036
1/31/15	$8,734	$9,271	$8,978
2/28/15	$8,987	$9,558	$9,282
3/31/15	$8,620	$9,422	$9,070
4/30/15	$9,432	$10,147	$9,925
5/31/15	$8,978	$9,741	$9,479
6/30/15	$8,699	$9,488	$9,233
7/31/15	$8,044	$8,830	$8,557
8/31/15	$7,310	$8,031	$7,738
9/30/15	$6,934	$7,790	$7,465
10/31/15	$7,380	$8,345	$7,988
11/30/15	$7,039	$8,020	$7,555
12/31/15	$6,698	$7,841	$7,357
1/31/16	$6,360	$7,332	$6,881
2/29/16	$6,458	$7,320	$6,918
3/31/16	$7,491	$8,289	$7,931
4/30/16	$7,892	$8,334	$8,037
5/31/16	$7,161	$8,023	$7,576
6/30/16	$7,776	$8,344	$7,903
7/31/16	$8,381	$8,764	$8,327
8/31/16	$8,479	$8,982	$8,483
9/30/16	$8,622	$9,097	$8,548
10/31/16	$8,960	$9,119	$8,674
11/30/16	$8,764	$8,699	$8,389
12/31/16	$8,847	$8,718	$8,454
1/31/17	$9,551	$9,195	$8,840
2/28/17	$9,834	$9,477	$9,161
3/31/17	$9,889	$9,716	$9,313
4/30/17	$9,934	$9,929	$9,390
5/31/17	$9,870	$10,222	$9,598
6/30/17	$9,880	$10,325	$9,608
7/31/17	$10,538	$10,941	$10,116
8/31/17	$10,848	$11,185	$10,333
9/30/17	$10,675	$11,140	$10,134
10/31/17	$10,976	$11,531	$10,470
11/30/17	$10,867	$11,554	$10,390
12/31/17	$11,402	$11,969	$10,827
1/31/18	$12,531	$12,966	$11,771
2/28/18	$11,867	$12,368	$11,222
3/31/18	$11,758	$12,138	$11,002
4/30/18	$11,729	$12,084	$11,099
5/31/18	$11,184	$11,656	$10,565
6/30/18	$10,580	$11,172	$10,019
7/31/18	$10,946	$11,417	$10,424
8/31/18	$10,570	$11,109	$10,204
9/30/18	$10,688	$11,050	$10,363
10/31/18	$9,866	$10,087	$9,604
11/30/18	$10,213	$10,503	$9,887
12/31/18	$9,934	$10,225	$9,664
1/31/19	$10,759	$11,120	$10,447
2/28/19	$10,660	$11,145	$10,410
3/31/19	$10,528	$11,239	$10,423
4/30/19	$10,671	$11,475	$10,545
5/31/19	$10,198	$10,643	$9,990
6/30/19	$10,814	$11,307	$10,523
7/31/19	$10,451	$11,169	$10,240
8/31/19	$9,869	$10,624	$9,629
9/30/19	$10,143	$10,827	$9,842
10/31/19	$10,528	$11,283	$10,181
11/30/19	$10,528	$11,268	$10,108
12/31/19	$11,254	$12,109	$10,820
1/31/20	$10,397	$11,544	$10,091
2/29/20	$9,586	$10,935	$9,446
3/31/20	$7,525	$9,251	$7,790
4/30/20	$8,189	$10,098	$8,450
5/31/20	$8,313	$10,176	$8,420
6/30/20	$8,741	$10,924	$8,867
7/31/20	$9,113	$11,900	$9,431
8/31/20	$9,181	$12,163	$9,501
9/30/20	$8,967	$11,968	$9,280
10/31/20	$8,944	$12,214	$9,318
11/30/20	$10,307	$13,344	$10,515
12/31/20	$11,315	$14,325	$11,413
1/31/21	$11,452	$14,764	$11,500
2/28/21	$12,173	$14,877	$11,819
3/31/21	$12,562	$14,653	$11,882
4/30/21	$13,145	$15,017	$12,155
5/31/21	$13,568	$15,366	$12,628
6/30/21	$13,568	$15,392	$12,556
7/31/21	$13,248	$14,356	$11,959
8/31/21	$13,511	$14,732	$12,289
9/30/21	$13,031	$14,147	$11,918
10/31/21	$12,996	$14,286	$11,957
11/30/21	$12,379	$13,704	$11,463
12/31/21	$13,055	$13,961	$11,870
1/31/22	$13,280	$13,697	$11,782
2/28/22	$12,556	$13,287	$11,587
3/31/22	$12,531	$12,987	$11,463
4/30/22	$11,844	$12,265	$10,817
5/31/22	$12,131	$12,319	$10,910
6/30/22	$10,858	$11,500	$10,221
7/31/22	$11,033	$11,472	$10,129
8/31/22	$11,270	$11,520	$10,140
9/30/22	$10,159	$10,169	$9,102
10/31/22	$10,484	$9,854	$8,942
11/30/22	$11,719	$11,315	$10,145
12/31/22	$11,653	$11,156	$9,991
1/31/23	$12,266	$12,037	$10,711
2/28/23	$11,695	$11,256	$10,133
3/31/23	$12,112	$11,597	$10,381
4/30/23	$12,474	$11,466	$10,423
5/31/23	$12,252	$11,273	$10,228
6/30/23	$12,850	$11,701	$10,643
7/31/23	$13,853	$12,430	$11,338
8/31/23	$13,324	$11,664	$10,669
9/30/23	$13,101	$11,359	$10,560
10/31/23	$12,391	$10,918	$10,143
11/30/23	$13,365	$11,792	$10,828
12/31/23	$14,247	$12,252	$11,411
1/31/24	$14,247	$11,684	$10,997
2/29/24	$14,711	$12,239	$11,440
3/31/24	$14,842	$12,543	$11,561
4/30/24	$15,088	$12,599	$11,637
5/31/24	$15,653	$12,670	$11,756
6/30/24	$15,624	$13,170	$12,148

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	21.59%	7.64%	4.96%
Class A (including sales charge)	17.02%	6.83%	4.56%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets Value Index	14.13%	2.91%	1.96%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,845,167
# of Portfolio Holdings	356
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,848
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

China	28.4%
India	21.2%
South Korea	12.1%
Taiwan	11.6%
Brazil	9.9%
Thailand	3.4%
South Africa	2.8%
Mexico	1.9%
Malaysia	1.9%
Indonesia	1.6%
Hong Kong	1.4%
United States	1.0%
Turkey	1.0%
Chile	0.7%
Other Countries	1.7%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PEAFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2024

PES18022ARTSR_063024

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.77%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Value Index.

• Underweight exposure to the information technology sector detracted from relative returns, as the sector outperformed the MSCI

    Emerging Markets Value Index.

• Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the

    MSCI Emerging Markets Value Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/14	$1,000,000	$1,000,000	$1,000,000
7/31/14	$1,016,375	$1,019,337	$1,027,941
8/31/14	$1,047,508	$1,042,308	$1,052,054
9/30/14	$958,727	$965,051	$965,770
10/31/14	$972,660	$976,428	$969,685
11/30/14	$961,632	$966,102	$952,237
12/31/14	$910,093	$921,577	$903,580
1/31/15	$907,307	$927,102	$897,826
2/28/15	$934,129	$955,808	$928,207
3/31/15	$896,179	$942,216	$907,031
4/30/15	$980,185	$1,014,685	$992,458
5/31/15	$933,330	$974,050	$947,853
6/30/15	$903,150	$948,755	$923,308
7/31/15	$835,981	$882,988	$855,651
8/31/15	$759,735	$803,123	$773,795
9/30/15	$720,704	$778,964	$746,539
10/31/15	$767,904	$834,529	$798,780
11/30/15	$731,597	$801,976	$755,476
12/31/15	$696,770	$784,098	$735,743
1/31/16	$662,442	$733,232	$688,111
2/29/16	$671,720	$732,031	$691,806
3/31/16	$780,272	$828,899	$793,065
4/30/16	$822,022	$833,404	$803,745
5/31/16	$745,015	$802,316	$757,609
6/30/16	$809,961	$834,383	$790,297
7/31/16	$873,051	$876,370	$832,711
8/31/16	$884,184	$898,150	$848,327
9/30/16	$899,029	$909,699	$854,784
10/31/16	$934,285	$911,868	$867,439
11/30/16	$914,801	$869,894	$838,888
12/31/16	$923,230	$871,815	$845,397
1/31/17	$997,622	$919,523	$884,007
2/28/17	$1,027,189	$947,671	$916,081
3/31/17	$1,033,865	$971,594	$931,266
4/30/17	$1,038,634	$992,864	$938,989
5/31/17	$1,031,957	$1,022,218	$959,784
6/30/17	$1,032,911	$1,032,509	$960,767
7/31/17	$1,101,581	$1,094,056	$1,011,609
8/31/17	$1,134,962	$1,118,460	$1,033,278
9/30/17	$1,116,841	$1,114,013	$1,013,363
10/31/17	$1,148,315	$1,153,065	$1,047,001
11/30/17	$1,137,824	$1,155,380	$1,038,971
12/31/17	$1,194,081	$1,196,855	$1,082,680
1/31/18	$1,312,972	$1,296,608	$1,177,143
2/28/18	$1,243,705	$1,236,809	$1,122,170
3/31/18	$1,232,333	$1,213,812	$1,100,200
4/30/18	$1,230,265	$1,208,442	$1,109,909
5/31/18	$1,173,404	$1,165,622	$1,056,492
6/30/18	$1,110,340	$1,117,194	$1,001,855
7/31/18	$1,149,626	$1,141,736	$1,042,401
8/31/18	$1,109,306	$1,110,863	$1,020,357
9/30/18	$1,121,712	$1,104,969	$1,036,324
10/31/18	$1,034,870	$1,008,745	$960,435
11/30/18	$1,072,088	$1,050,316	$988,729
12/31/18	$1,043,022	$1,022,491	$966,421
1/31/19	$1,130,131	$1,112,018	$1,044,709
2/28/19	$1,119,815	$1,114,517	$1,041,046
3/31/19	$1,106,061	$1,123,870	$1,042,268
4/30/19	$1,122,108	$1,147,532	$1,054,491
5/31/19	$1,072,822	$1,064,264	$998,967
6/30/19	$1,137,008	$1,130,687	$1,052,349
7/31/19	$1,100,330	$1,116,861	$1,024,013
8/31/19	$1,038,437	$1,062,407	$962,864
9/30/19	$1,067,091	$1,082,687	$984,174
10/31/19	$1,108,354	$1,128,342	$1,018,079
11/30/19	$1,109,500	$1,126,788	$1,010,848
12/31/19	$1,185,799	$1,210,852	$1,082,039
1/31/20	$1,095,128	$1,154,408	$1,009,065
2/29/20	$1,011,521	$1,093,532	$944,593
3/31/20	$792,495	$925,105	$779,028
4/30/20	$864,326	$1,009,819	$845,034
5/31/20	$877,280	$1,017,577	$841,971
6/30/20	$922,027	$1,092,378	$886,746
7/31/20	$962,064	$1,189,993	$943,120
8/31/20	$969,129	$1,216,299	$950,127
9/30/20	$946,755	$1,196,789	$928,039
10/31/20	$944,400	$1,221,447	$931,845
11/30/20	$1,089,240	$1,334,415	$1,051,493
12/31/20	$1,196,119	$1,432,513	$1,141,282
1/31/21	$1,211,684	$1,476,432	$1,149,970
2/28/21	$1,288,312	$1,487,724	$1,181,899
3/31/21	$1,330,218	$1,465,254	$1,188,227
4/30/21	$1,392,478	$1,501,736	$1,215,482
5/31/21	$1,437,976	$1,536,562	$1,262,752
6/30/21	$1,439,174	$1,539,210	$1,255,569
7/31/21	$1,405,649	$1,435,623	$1,195,931
8/31/21	$1,434,384	$1,473,202	$1,228,902
9/30/21	$1,382,900	$1,414,656	$1,191,840
10/31/21	$1,379,308	$1,428,608	$1,195,668
11/30/21	$1,314,653	$1,370,390	$1,146,297
12/31/21	$1,386,448	$1,396,101	$1,186,955
1/31/22	$1,409,947	$1,369,674	$1,178,174
2/28/22	$1,334,228	$1,328,734	$1,158,724
3/31/22	$1,331,617	$1,298,725	$1,146,318
4/30/22	$1,258,508	$1,226,480	$1,081,713
5/31/22	$1,289,840	$1,231,881	$1,091,036
6/30/22	$1,155,373	$1,150,022	$1,022,139
7/31/22	$1,173,650	$1,147,197	$1,012,856
8/31/22	$1,198,455	$1,151,987	$1,013,998
9/30/22	$1,082,265	$1,016,936	$910,166
10/31/22	$1,117,513	$985,363	$894,181
11/30/22	$1,248,064	$1,131,509	$1,014,468
12/31/22	$1,241,708	$1,115,605	$999,075
1/31/23	$1,307,214	$1,203,696	$1,071,093
2/28/23	$1,247,531	$1,125,645	$1,013,265
3/31/23	$1,292,658	$1,159,738	$1,038,125
4/30/23	$1,330,506	$1,146,595	$1,042,308
5/31/23	$1,307,214	$1,127,336	$1,022,768
6/30/23	$1,372,721	$1,170,140	$1,064,342
7/31/23	$1,480,442	$1,242,983	$1,133,754
8/31/23	$1,423,670	$1,166,415	$1,066,887
9/30/23	$1,400,379	$1,135,911	$1,056,027
10/31/23	$1,324,683	$1,091,776	$1,014,271
11/30/23	$1,429,493	$1,179,151	$1,082,817
12/31/23	$1,523,459	$1,225,248	$1,141,070
1/31/24	$1,523,459	$1,168,356	$1,099,707
2/29/24	$1,573,483	$1,223,937	$1,144,011
3/31/24	$1,588,642	$1,254,266	$1,156,066
4/30/24	$1,614,412	$1,259,878	$1,163,656
5/31/24	$1,675,047	$1,266,993	$1,175,620
6/30/24	$1,673,531	$1,316,969	$1,214,782

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	21.91%	8.04%	5.28%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets Value Index	14.13%	2.91%	1.96%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,845,167
# of Portfolio Holdings	356
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,848
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

China	28.4%
India	21.2%
South Korea	12.1%
Taiwan	11.6%
Brazil	9.9%
Thailand	3.4%
South Africa	2.8%
Mexico	1.9%
Malaysia	1.9%
Indonesia	1.6%
Hong Kong	1.4%
United States	1.0%
Turkey	1.0%
Chile	0.7%
Other Countries	1.7%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PEIFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2024

PES12143ARTSR_063024

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$96	0.87%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging

    Markets Value Index.

• Overweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Value Index.

• Underweight exposure to the information technology sector detracted from relative returns, as the sector outperformed the MSCI

    Emerging Markets Value Index.

• Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the

    MSCI Emerging Markets Value Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI Emerging Markets Index	MSCI Emerging Markets Value Index
6/30/14	$1,000,000	$1,000,000	$1,000,000
7/31/14	$1,016,375	$1,019,337	$1,027,941
8/31/14	$1,047,508	$1,042,308	$1,052,054
9/30/14	$958,727	$965,051	$965,770
10/31/14	$972,660	$976,428	$969,685
11/30/14	$961,632	$966,102	$952,237
12/31/14	$910,093	$921,577	$903,580
1/31/15	$907,307	$927,102	$897,826
2/28/15	$934,129	$955,808	$928,207
3/31/15	$896,179	$942,216	$907,031
4/30/15	$980,185	$1,014,685	$992,458
5/31/15	$933,330	$974,050	$947,853
6/30/15	$904,057	$948,755	$923,308
7/31/15	$835,981	$882,988	$855,651
8/31/15	$759,735	$803,123	$773,795
9/30/15	$720,704	$778,964	$746,539
10/31/15	$767,904	$834,529	$798,780
11/30/15	$730,689	$801,976	$755,476
12/31/15	$696,279	$784,098	$735,743
1/31/16	$661,884	$733,232	$688,111
2/29/16	$671,180	$732,031	$691,806
3/31/16	$779,015	$828,899	$793,065
4/30/16	$820,847	$833,404	$803,745
5/31/16	$744,619	$802,316	$757,609
6/30/16	$808,762	$834,383	$790,297
7/31/16	$871,976	$876,370	$832,711
8/31/16	$882,202	$898,150	$848,327
9/30/16	$898,005	$909,699	$854,784
10/31/16	$932,401	$911,868	$867,439
11/30/16	$912,879	$869,894	$838,888
12/31/16	$921,902	$871,815	$845,397
1/31/17	$995,463	$919,523	$884,007
2/28/17	$1,024,123	$947,671	$916,081
3/31/17	$1,030,810	$971,594	$931,266
4/30/17	$1,035,587	$992,864	$938,989
5/31/17	$1,028,900	$1,022,218	$959,784
6/30/17	$1,030,810	$1,032,509	$960,767
7/31/17	$1,098,639	$1,094,056	$1,011,609
8/31/17	$1,131,121	$1,118,460	$1,033,278
9/30/17	$1,113,925	$1,114,013	$1,013,363
10/31/17	$1,145,451	$1,153,065	$1,047,001
11/30/17	$1,133,987	$1,155,380	$1,038,971
12/31/17	$1,189,540	$1,196,855	$1,082,680
1/31/18	$1,308,598	$1,296,608	$1,177,143
2/28/18	$1,239,234	$1,236,809	$1,122,170
3/31/18	$1,227,846	$1,213,812	$1,100,200
4/30/18	$1,225,775	$1,208,442	$1,109,909
5/31/18	$1,169,870	$1,165,622	$1,056,492
6/30/18	$1,105,682	$1,117,194	$1,001,855
7/31/18	$1,145,023	$1,141,736	$1,042,401
8/31/18	$1,104,647	$1,110,863	$1,020,357
9/30/18	$1,117,071	$1,104,969	$1,036,324
10/31/18	$1,031,142	$1,008,745	$960,435
11/30/18	$1,067,377	$1,050,316	$988,729
12/31/18	$1,038,231	$1,022,491	$966,421
1/31/19	$1,125,516	$1,112,018	$1,044,709
2/28/19	$1,115,180	$1,114,517	$1,041,046
3/31/19	$1,101,398	$1,123,870	$1,042,268
4/30/19	$1,117,477	$1,147,532	$1,054,491
5/31/19	$1,066,943	$1,064,264	$998,967
6/30/19	$1,132,407	$1,130,687	$1,052,349
7/31/19	$1,094,507	$1,116,861	$1,024,013
8/31/19	$1,033,637	$1,062,407	$962,864
9/30/19	$1,062,349	$1,082,687	$984,174
10/31/19	$1,102,546	$1,128,342	$1,018,079
11/30/19	$1,102,546	$1,126,788	$1,010,848
12/31/19	$1,178,808	$1,210,852	$1,082,039
1/31/20	$1,089,575	$1,154,408	$1,009,065
2/29/20	$1,005,039	$1,093,532	$944,593
3/31/20	$787,829	$925,105	$779,028
4/30/20	$859,450	$1,009,819	$845,034
5/31/20	$871,191	$1,017,577	$841,971
6/30/20	$916,981	$1,092,378	$886,746
7/31/20	$955,727	$1,189,993	$943,120
8/31/20	$962,771	$1,216,299	$950,127
9/30/20	$941,637	$1,196,789	$928,039
10/31/20	$938,115	$1,221,447	$931,845
11/30/20	$1,081,357	$1,334,415	$1,051,493
12/31/20	$1,188,346	$1,432,513	$1,141,282
1/31/21	$1,203,856	$1,476,432	$1,149,970
2/28/21	$1,279,023	$1,487,724	$1,181,899
3/31/21	$1,320,782	$1,465,254	$1,188,227
4/30/21	$1,382,824	$1,501,736	$1,215,482
5/31/21	$1,426,969	$1,536,562	$1,262,752
6/30/21	$1,428,162	$1,539,210	$1,255,569
7/31/21	$1,394,755	$1,435,623	$1,195,931
8/31/21	$1,422,197	$1,473,202	$1,228,902
9/30/21	$1,372,086	$1,414,656	$1,191,840
10/31/21	$1,367,313	$1,428,608	$1,195,668
11/30/21	$1,304,078	$1,370,390	$1,146,297
12/31/21	$1,376,095	$1,396,101	$1,186,955
1/31/22	$1,398,227	$1,369,674	$1,178,174
2/28/22	$1,322,717	$1,328,734	$1,158,724
3/31/22	$1,320,113	$1,298,725	$1,146,318
4/30/22	$1,248,510	$1,226,480	$1,081,713
5/31/22	$1,279,755	$1,231,881	$1,091,036
6/30/22	$1,145,661	$1,150,022	$1,022,139
7/31/22	$1,163,887	$1,147,197	$1,012,856
8/31/22	$1,188,623	$1,151,987	$1,013,998
9/30/22	$1,072,755	$1,016,936	$910,166
10/31/22	$1,106,604	$985,363	$894,181
11/30/22	$1,236,793	$1,131,509	$1,014,468
12/31/22	$1,231,176	$1,115,605	$999,075
1/31/23	$1,295,058	$1,203,696	$1,071,093
2/28/23	$1,235,532	$1,125,645	$1,013,265
3/31/23	$1,280,539	$1,159,738	$1,038,125
4/30/23	$1,318,287	$1,146,595	$1,042,308
5/31/23	$1,295,058	$1,127,336	$1,022,768
6/30/23	$1,358,940	$1,170,140	$1,064,342
7/31/23	$1,464,925	$1,242,983	$1,133,754
8/31/23	$1,409,755	$1,166,415	$1,066,887
9/30/23	$1,386,525	$1,135,911	$1,056,027
10/31/23	$1,312,480	$1,091,776	$1,014,271
11/30/23	$1,415,562	$1,179,151	$1,082,817
12/31/23	$1,507,411	$1,225,248	$1,141,070
1/31/24	$1,508,923	$1,168,356	$1,099,707
2/29/24	$1,557,305	$1,223,937	$1,144,011
3/31/24	$1,572,425	$1,254,266	$1,156,066
4/30/24	$1,598,128	$1,259,878	$1,163,656
5/31/24	$1,658,606	$1,266,993	$1,175,620
6/30/24	$1,655,582	$1,316,969	$1,214,782

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	21.83%	7.89%	5.17%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%
MSCI Emerging Markets Value Index	14.13%	2.91%	1.96%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,845,167
# of Portfolio Holdings	356
Portfolio Turnover Rate	67%
Total Net Advisory Fees Paid During the Reporting Period	$7,848
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

China	28.4%
India	21.2%
South Korea	12.1%
Taiwan	11.6%
Brazil	9.9%
Thailand	3.4%
South Africa	2.8%
Mexico	1.9%
Malaysia	1.9%
Indonesia	1.6%
Hong Kong	1.4%
United States	1.0%
Turkey	1.0%
Chile	0.7%
Other Countries	1.7%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

I-2: PEPFX

PIMCO RAE Emerging Markets Fund

Annual Shareholder Report |

June 30, 2024

PES12144ARTSR_063024

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to, and security selection in, healthcare contributed to relative returns, as the sector underperformed the MSCI

    All Country World ex US Value Index ("MGCUWXUN") and the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the MGCUWXUN.

• Security selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, consumer discretionary detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, communication services detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MGCUWXUN.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/5/15	$9,625	$10,000	$10,000	$10,000
6/30/15	$9,490	$10,000	$9,733	$9,714
7/31/15	$9,346	$10,087	$9,706	$9,633
8/31/15	$8,633	$9,395	$8,964	$8,884
9/30/15	$8,171	$9,055	$8,548	$8,393
10/31/15	$8,730	$9,766	$9,185	$9,006
11/30/15	$8,518	$9,685	$8,995	$8,730
12/31/15	$8,244	$9,510	$8,826	$8,513
1/31/16	$7,758	$8,937	$8,225	$7,879
2/29/16	$7,641	$8,875	$8,131	$7,798
3/31/16	$8,351	$9,533	$8,792	$8,478
4/30/16	$8,759	$9,674	$9,024	$8,798
5/31/16	$8,438	$9,686	$8,871	$8,557
6/30/16	$8,419	$9,627	$8,736	$8,328
7/31/16	$8,807	$10,042	$9,168	$8,752
8/31/16	$8,875	$10,076	$9,226	$8,896
9/30/16	$9,002	$10,138	$9,340	$8,977
10/31/16	$9,089	$9,966	$9,205	$9,027
11/30/16	$9,021	$10,041	$8,992	$8,950
12/31/16	$9,283	$10,258	$9,222	$9,272
1/31/17	$9,722	$10,539	$9,549	$9,559
2/28/17	$9,761	$10,834	$9,701	$9,674
3/31/17	$9,991	$10,967	$9,947	$9,891
4/30/17	$10,120	$11,138	$10,160	$10,031
5/31/17	$10,320	$11,384	$10,490	$10,239
6/30/17	$10,409	$11,436	$10,522	$10,295
7/31/17	$10,868	$11,755	$10,910	$10,698
8/31/17	$10,948	$11,800	$10,967	$10,702
9/30/17	$11,177	$12,028	$11,171	$10,912
10/31/17	$11,357	$12,278	$11,381	$11,059
11/30/17	$11,387	$12,516	$11,474	$11,116
12/31/17	$11,655	$12,717	$11,730	$11,374
1/31/18	$12,370	$13,435	$12,383	$12,049
2/28/18	$11,738	$12,871	$11,799	$11,451
3/31/18	$11,582	$12,595	$11,591	$11,203
4/30/18	$11,759	$12,715	$11,776	$11,479
5/31/18	$11,302	$12,731	$11,504	$11,012
6/30/18	$11,002	$12,662	$11,288	$10,773
7/31/18	$11,375	$13,044	$11,558	$11,106
8/31/18	$11,002	$13,147	$11,316	$10,763
9/30/18	$11,147	$13,204	$11,368	$10,958
10/31/18	$10,328	$12,214	$10,443	$10,205
11/30/18	$10,421	$12,393	$10,542	$10,244
12/31/18	$9,888	$11,520	$10,065	$9,785
1/31/19	$10,622	$12,430	$10,825	$10,519
2/28/19	$10,697	$12,762	$11,037	$10,647
3/31/19	$10,633	$12,923	$11,103	$10,599
4/30/19	$10,846	$13,359	$11,396	$10,824
5/31/19	$10,250	$12,567	$10,784	$10,216
6/30/19	$10,793	$13,390	$11,434	$10,765
7/31/19	$10,516	$13,429	$11,295	$10,521
8/31/19	$10,207	$13,110	$10,946	$10,050
9/30/19	$10,591	$13,386	$11,228	$10,464
10/31/19	$10,942	$13,752	$11,620	$10,812
11/30/19	$11,006	$14,088	$11,722	$10,833
12/31/19	$11,415	$14,584	$12,230	$11,322
1/31/20	$10,894	$14,423	$11,901	$10,820
2/29/20	$10,022	$13,258	$10,961	$9,896
3/31/20	$8,029	$11,468	$9,374	$8,090
4/30/20	$8,516	$12,697	$10,084	$8,604
5/31/20	$8,833	$13,249	$10,414	$8,774
6/30/20	$9,173	$13,672	$10,885	$9,122
7/31/20	$9,286	$14,395	$11,370	$9,315
8/31/20	$9,739	$15,277	$11,857	$9,733
9/30/20	$9,422	$14,784	$11,565	$9,330
10/31/20	$9,207	$14,425	$11,317	$9,089
11/30/20	$10,803	$16,203	$12,839	$10,644
12/31/20	$11,575	$16,955	$13,533	$11,235
1/31/21	$11,690	$16,878	$13,562	$11,215
2/28/21	$12,371	$17,269	$13,831	$11,702
3/31/21	$12,717	$17,730	$14,006	$12,028
4/30/21	$13,017	$18,505	$14,418	$12,298
5/31/21	$13,536	$18,793	$14,869	$12,765
6/30/21	$13,248	$19,041	$14,772	$12,548
7/31/21	$13,133	$19,172	$14,529	$12,325
8/31/21	$13,190	$19,652	$14,805	$12,513
9/30/21	$12,844	$18,840	$14,331	$12,258
10/31/21	$12,959	$19,802	$14,673	$12,460
11/30/21	$12,232	$19,325	$14,012	$11,782
12/31/21	$12,930	$20,098	$14,592	$12,409
1/31/22	$13,020	$19,111	$14,054	$12,520
2/28/22	$12,697	$18,617	$13,776	$12,369
3/31/22	$12,568	$19,020	$13,798	$12,426
4/30/22	$11,882	$17,498	$12,931	$11,781
5/31/22	$12,296	$17,519	$13,024	$12,037
6/30/22	$11,145	$16,042	$11,904	$10,947
7/31/22	$11,417	$17,162	$12,311	$11,092
8/31/22	$11,081	$16,530	$11,915	$10,815
9/30/22	$10,020	$14,948	$10,724	$9,804
10/31/22	$10,551	$15,850	$11,045	$10,200
11/30/22	$11,831	$17,079	$12,349	$11,340
12/31/22	$11,712	$16,407	$12,256	$11,343
1/31/23	$12,514	$17,583	$13,251	$12,225
2/28/23	$12,233	$17,079	$12,785	$11,889
3/31/23	$12,402	$17,606	$13,098	$11,929
4/30/23	$12,697	$17,859	$13,326	$12,224
5/31/23	$12,148	$17,668	$12,841	$11,673
6/30/23	$12,880	$18,693	$13,417	$12,281
7/31/23	$13,542	$19,378	$13,963	$12,901
8/31/23	$13,148	$18,836	$13,332	$12,395
9/30/23	$12,838	$18,057	$12,911	$12,272
10/31/23	$12,331	$17,514	$12,378	$11,738
11/30/23	$13,274	$19,131	$13,493	$12,639
12/31/23	$13,925	$20,050	$14,170	$13,306
1/31/24	$13,740	$20,167	$14,030	$13,142
2/29/24	$14,033	$21,033	$14,385	$13,295
3/31/24	$14,372	$21,693	$14,834	$13,759
4/30/24	$14,233	$20,977	$14,568	$13,657
5/31/24	$14,896	$21,829	$14,991	$14,093
6/30/24	$14,387	$22,316	$14,977	$13,933

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Class A (excluding sales charge)	11.70%	5.92%	4.53%
Class A (including sales charge)	7.47%	5.10%	4.09%
MSCI All Country World IndexFootnote Reference*	19.38%	10.76%	9.33%
MSCI All Country World ex US Index	11.62%	5.55%	4.55%
MSCI All Country World ex US Value Index	13.45%	5.29%	3.72%
Footnote	Description
Footnote*	Since Inception Average Annual Return since 6/30/2015

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$107,271
# of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO RAE International Fund	74.1%
PIMCO RAE Emerging Markets Fund	25.7%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PZRAX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2024

PES18027ARTSR_063024

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to, and security selection in, healthcare contributed to relative returns, as the sector underperformed the MSCI

    All Country World ex US Value Index ("MGCUWXUN") and the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the MGCUWXUN.

• Security selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, consumer discretionary detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, communication services detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MGCUWXUN.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/5/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/30/15	$986,000	$1,000,000	$973,276	$971,350
7/31/15	$972,000	$1,008,685	$970,572	$963,325
8/31/15	$898,000	$939,539	$896,388	$888,400
9/30/15	$850,000	$905,501	$854,825	$839,283
10/31/15	$908,000	$976,566	$918,460	$900,592
11/30/15	$887,000	$968,503	$899,502	$872,997
12/31/15	$858,011	$951,038	$882,560	$851,304
1/31/16	$807,421	$893,681	$822,527	$787,859
2/29/16	$796,291	$887,529	$813,126	$779,784
3/31/16	$870,153	$953,303	$879,241	$847,751
4/30/16	$912,649	$967,375	$902,377	$879,824
5/31/16	$879,259	$968,598	$887,148	$855,719
6/30/16	$878,247	$962,730	$873,575	$832,806
7/31/16	$918,720	$1,004,221	$916,776	$875,156
8/31/16	$925,802	$1,007,598	$922,574	$889,645
9/30/16	$939,967	$1,013,772	$933,951	$897,704
10/31/16	$948,062	$996,566	$920,522	$902,674
11/30/16	$940,979	$1,004,139	$899,230	$895,007
12/31/16	$969,467	$1,025,831	$922,232	$927,236
1/31/17	$1,015,138	$1,053,880	$954,902	$955,888
2/28/17	$1,019,290	$1,083,443	$970,129	$967,357
3/31/17	$1,044,202	$1,096,697	$994,723	$989,147
4/30/17	$1,057,695	$1,113,789	$1,016,018	$1,003,073
5/31/17	$1,079,493	$1,138,385	$1,048,987	$1,023,919
6/30/17	$1,088,834	$1,143,561	$1,052,244	$1,029,514
7/31/17	$1,136,581	$1,175,520	$1,091,028	$1,069,758
8/31/17	$1,145,923	$1,180,024	$1,096,737	$1,070,204
9/30/17	$1,170,834	$1,202,822	$1,117,096	$1,091,193
10/31/17	$1,189,518	$1,227,798	$1,138,113	$1,105,932
11/30/17	$1,192,632	$1,251,566	$1,147,358	$1,111,649
12/31/17	$1,221,283	$1,271,744	$1,173,002	$1,137,367
1/31/18	$1,296,937	$1,343,491	$1,238,333	$1,204,858
2/28/18	$1,231,010	$1,287,067	$1,179,943	$1,145,124
3/31/18	$1,214,798	$1,259,515	$1,159,133	$1,120,328
4/30/18	$1,233,171	$1,271,543	$1,177,638	$1,147,918
5/31/18	$1,185,617	$1,273,131	$1,150,447	$1,101,193
6/30/18	$1,154,274	$1,266,236	$1,128,823	$1,077,279
7/31/18	$1,194,263	$1,304,421	$1,155,821	$1,110,631
8/31/18	$1,155,355	$1,314,670	$1,131,630	$1,076,318
9/30/18	$1,171,567	$1,320,391	$1,136,785	$1,095,764
10/31/18	$1,085,104	$1,221,443	$1,044,322	$1,020,495
11/30/18	$1,095,912	$1,239,307	$1,054,206	$1,024,362
12/31/18	$1,039,134	$1,152,017	$1,006,460	$978,451
1/31/19	$1,116,930	$1,242,980	$1,082,538	$1,051,947
2/28/19	$1,125,821	$1,276,226	$1,103,690	$1,064,685
3/31/19	$1,119,153	$1,292,276	$1,110,264	$1,059,912
4/30/19	$1,141,380	$1,335,910	$1,139,595	$1,082,360
5/31/19	$1,079,143	$1,256,665	$1,078,432	$1,021,566
6/30/19	$1,136,935	$1,338,951	$1,143,369	$1,076,508
7/31/19	$1,108,039	$1,342,875	$1,129,531	$1,052,063
8/31/19	$1,074,698	$1,311,018	$1,094,645	$1,004,988
9/30/19	$1,116,930	$1,338,605	$1,122,814	$1,046,358
10/31/19	$1,153,605	$1,375,240	$1,161,993	$1,081,196
11/30/19	$1,161,385	$1,408,812	$1,172,237	$1,083,285
12/31/19	$1,204,720	$1,458,424	$1,223,000	$1,132,215
1/31/20	$1,149,154	$1,442,314	$1,190,145	$1,082,022
2/29/20	$1,058,120	$1,325,818	$1,096,071	$989,598
3/31/20	$847,679	$1,146,828	$937,365	$808,975
4/30/20	$899,698	$1,269,682	$1,008,401	$860,354
5/31/20	$933,983	$1,324,902	$1,041,402	$877,448
6/30/20	$969,451	$1,367,236	$1,088,466	$912,225
7/31/20	$981,274	$1,439,545	$1,136,995	$931,455
8/31/20	$1,029,746	$1,527,653	$1,185,664	$973,303
9/30/20	$996,643	$1,478,396	$1,156,519	$932,984
10/31/20	$975,362	$1,442,459	$1,131,655	$908,856
11/30/20	$1,143,243	$1,620,261	$1,283,878	$1,064,361
12/31/20	$1,225,619	$1,695,488	$1,353,273	$1,123,473
1/31/21	$1,238,888	$1,687,777	$1,356,217	$1,121,543
2/28/21	$1,310,061	$1,726,872	$1,383,063	$1,170,158
3/31/21	$1,347,457	$1,772,996	$1,400,552	$1,202,812
4/30/21	$1,380,028	$1,850,515	$1,441,778	$1,229,793
5/31/21	$1,435,518	$1,879,314	$1,486,875	$1,276,470
6/30/21	$1,405,360	$1,904,081	$1,477,250	$1,254,850
7/31/21	$1,393,297	$1,917,199	$1,452,897	$1,232,512
8/31/21	$1,399,329	$1,965,185	$1,480,515	$1,251,310
9/30/21	$1,363,139	$1,884,004	$1,433,109	$1,225,776
10/31/21	$1,376,409	$1,980,170	$1,467,316	$1,245,985
11/30/21	$1,299,204	$1,932,487	$1,401,245	$1,178,211
12/31/21	$1,374,205	$2,009,787	$1,459,155	$1,240,940
1/31/22	$1,385,015	$1,911,082	$1,405,384	$1,251,964
2/28/22	$1,349,883	$1,861,723	$1,377,567	$1,236,904
3/31/22	$1,336,370	$1,902,046	$1,379,763	$1,242,576
4/30/22	$1,263,404	$1,749,803	$1,293,123	$1,178,121
5/31/22	$1,307,995	$1,751,851	$1,302,401	$1,203,655
6/30/22	$1,186,384	$1,604,176	$1,190,360	$1,094,652
7/31/22	$1,214,759	$1,716,200	$1,231,112	$1,109,234
8/31/22	$1,180,979	$1,653,018	$1,191,517	$1,081,513
9/30/22	$1,067,475	$1,494,776	$1,072,446	$980,395
10/31/22	$1,124,227	$1,584,981	$1,104,496	$1,020,042
11/30/22	$1,260,701	$1,707,917	$1,234,876	$1,134,006
12/31/22	$1,248,535	$1,640,709	$1,225,646	$1,134,340
1/31/23	$1,335,300	$1,758,310	$1,325,055	$1,222,457
2/28/23	$1,305,888	$1,707,917	$1,278,543	$1,188,897
3/31/23	$1,323,536	$1,760,577	$1,309,797	$1,192,852
4/30/23	$1,354,418	$1,785,881	$1,332,553	$1,222,421
5/31/23	$1,297,065	$1,766,753	$1,284,102	$1,167,264
6/30/23	$1,375,006	$1,869,332	$1,341,719	$1,228,076
7/31/23	$1,445,595	$1,937,765	$1,396,266	$1,290,119
8/31/23	$1,405,889	$1,883,616	$1,333,207	$1,239,533
9/30/23	$1,372,065	$1,805,727	$1,291,097	$1,227,187
10/31/23	$1,319,124	$1,751,435	$1,237,829	$1,173,752
11/30/23	$1,419,124	$1,913,085	$1,349,251	$1,263,858
12/31/23	$1,489,411	$2,004,978	$1,417,041	$1,330,600
1/31/24	$1,471,718	$2,016,732	$1,402,963	$1,314,174
2/29/24	$1,502,278	$2,103,276	$1,438,483	$1,329,518
3/31/24	$1,537,664	$2,169,312	$1,483,448	$1,375,878
4/30/24	$1,523,188	$2,097,740	$1,456,812	$1,365,706
5/31/24	$1,595,567	$2,182,937	$1,499,102	$1,409,262
6/30/24	$1,542,489	$2,231,556	$1,497,677	$1,393,256

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Institutional Class	12.18%	6.29%	4.90%
MSCI All Country World IndexFootnote Reference*	19.38%	10.76%	9.33%
MSCI All Country World ex US Index	11.62%	5.55%	4.55%
MSCI All Country World ex US Value Index	13.45%	5.29%	3.72%
Footnote	Description
Footnote*	Since Inception Average Annual Return since 6/30/2015

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$107,271
# of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO RAE International Fund	74.1%
PIMCO RAE Emerging Markets Fund	25.7%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PZRIX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2024

PES12146ARTSR_063024

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$11	0.10%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to, and security selection in, healthcare contributed to relative returns, as the sector underperformed the MSCI

    All Country World ex US Value Index ("MGCUWXUN") and the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the MGCUWXUN.

• Security selection in industrials contributed to relative returns, as the Fund’s holdings outperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, consumer discretionary detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MGCUWXUN.

• Overweight exposure to, and security selection in, communication services detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MGCUWXUN.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI All Country World Index	MSCI All Country World ex US Index	MSCI All Country World ex US Value Index
6/5/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
6/30/15	$986,000	$1,000,000	$973,276	$971,350
7/31/15	$971,000	$1,008,685	$970,572	$963,325
8/31/15	$898,000	$939,539	$896,388	$888,400
9/30/15	$849,000	$905,501	$854,825	$839,283
10/31/15	$908,000	$976,566	$918,460	$900,592
11/30/15	$886,000	$968,503	$899,502	$872,997
12/31/15	$857,593	$951,038	$882,560	$851,304
1/31/16	$807,027	$893,681	$822,527	$787,859
2/29/16	$795,903	$887,529	$813,126	$779,784
3/31/16	$869,729	$953,303	$879,241	$847,751
4/30/16	$912,204	$967,375	$902,377	$879,824
5/31/16	$878,831	$968,598	$887,148	$855,719
6/30/16	$876,808	$962,730	$873,575	$832,806
7/31/16	$918,272	$1,004,221	$916,776	$875,156
8/31/16	$924,340	$1,007,598	$922,574	$889,645
9/30/16	$938,498	$1,013,772	$933,951	$897,704
10/31/16	$946,589	$996,566	$920,522	$902,674
11/30/16	$940,521	$1,004,139	$899,230	$895,007
12/31/16	$967,827	$1,025,831	$922,232	$927,236
1/31/17	$1,013,469	$1,053,880	$954,902	$955,888
2/28/17	$1,017,619	$1,083,443	$970,129	$967,357
3/31/17	$1,041,477	$1,096,697	$994,723	$989,147
4/30/17	$1,054,962	$1,113,789	$1,016,018	$1,003,073
5/31/17	$1,076,746	$1,138,385	$1,048,987	$1,023,919
6/30/17	$1,086,082	$1,143,561	$1,052,244	$1,029,514
7/31/17	$1,133,799	$1,175,520	$1,091,028	$1,069,758
8/31/17	$1,143,135	$1,180,024	$1,096,737	$1,070,204
9/30/17	$1,166,994	$1,202,822	$1,117,096	$1,091,193
10/31/17	$1,186,703	$1,227,798	$1,138,113	$1,105,932
11/30/17	$1,188,778	$1,251,566	$1,147,358	$1,111,649
12/31/17	$1,216,935	$1,271,744	$1,173,002	$1,137,367
1/31/18	$1,292,521	$1,343,491	$1,238,333	$1,204,858
2/28/18	$1,226,653	$1,287,067	$1,179,943	$1,145,124
3/31/18	$1,210,456	$1,259,515	$1,159,133	$1,120,328
4/30/18	$1,228,813	$1,271,543	$1,177,638	$1,147,918
5/31/18	$1,181,302	$1,273,131	$1,150,447	$1,101,193
6/30/18	$1,149,987	$1,266,236	$1,128,823	$1,077,279
7/31/18	$1,189,940	$1,304,421	$1,155,821	$1,110,631
8/31/18	$1,151,067	$1,314,670	$1,131,630	$1,076,318
9/30/18	$1,167,264	$1,320,391	$1,136,785	$1,095,764
10/31/18	$1,080,880	$1,221,443	$1,044,322	$1,020,495
11/30/18	$1,091,678	$1,239,307	$1,054,206	$1,024,362
12/31/18	$1,035,095	$1,152,017	$1,006,460	$978,451
1/31/19	$1,112,755	$1,242,980	$1,082,538	$1,051,947
2/28/19	$1,120,521	$1,276,226	$1,103,690	$1,064,685
3/31/19	$1,113,865	$1,292,276	$1,110,264	$1,059,912
4/30/19	$1,137,163	$1,335,910	$1,139,595	$1,082,360
5/31/19	$1,075,035	$1,256,665	$1,078,432	$1,021,566
6/30/19	$1,131,616	$1,338,951	$1,143,369	$1,076,508
7/31/19	$1,102,770	$1,342,875	$1,129,531	$1,052,063
8/31/19	$1,070,597	$1,311,018	$1,094,645	$1,004,988
9/30/19	$1,111,646	$1,338,605	$1,122,814	$1,046,358
10/31/19	$1,148,257	$1,375,240	$1,161,993	$1,081,196
11/30/19	$1,156,023	$1,408,812	$1,172,237	$1,083,285
12/31/19	$1,198,296	$1,458,424	$1,223,000	$1,132,215
1/31/20	$1,144,042	$1,442,314	$1,190,145	$1,082,022
2/29/20	$1,053,227	$1,325,818	$1,096,071	$989,598
3/31/20	$843,289	$1,146,828	$937,365	$808,975
4/30/20	$895,184	$1,269,682	$1,008,401	$860,354
5/31/20	$929,387	$1,324,902	$1,041,402	$877,448
6/30/20	$964,770	$1,367,236	$1,088,466	$912,225
7/31/20	$976,564	$1,439,545	$1,136,995	$931,455
8/31/20	$1,023,741	$1,527,653	$1,185,664	$973,303
9/30/20	$991,897	$1,478,396	$1,156,519	$932,984
10/31/20	$970,667	$1,442,459	$1,131,655	$908,856
11/30/20	$1,138,145	$1,620,261	$1,283,878	$1,064,361
12/31/20	$1,220,690	$1,695,488	$1,353,273	$1,123,473
1/31/21	$1,232,670	$1,687,777	$1,356,217	$1,121,543
2/28/21	$1,304,546	$1,726,872	$1,383,063	$1,170,158
3/31/21	$1,340,483	$1,772,996	$1,400,552	$1,202,812
4/30/21	$1,372,828	$1,850,515	$1,441,778	$1,229,793
5/31/21	$1,429,130	$1,879,314	$1,486,875	$1,276,470
6/30/21	$1,397,984	$1,904,081	$1,477,250	$1,254,850
7/31/21	$1,386,005	$1,917,199	$1,452,897	$1,232,512
8/31/21	$1,391,994	$1,965,185	$1,480,515	$1,251,310
9/30/21	$1,356,057	$1,884,004	$1,433,109	$1,225,776
10/31/21	$1,369,234	$1,980,170	$1,467,316	$1,245,985
11/30/21	$1,292,566	$1,932,487	$1,401,245	$1,178,211
12/31/21	$1,366,735	$2,009,787	$1,459,155	$1,240,940
1/31/22	$1,376,124	$1,911,082	$1,405,384	$1,251,964
2/28/22	$1,341,251	$1,861,723	$1,377,567	$1,236,904
3/31/22	$1,329,180	$1,902,046	$1,379,763	$1,242,576
4/30/22	$1,256,753	$1,749,803	$1,293,123	$1,178,121
5/31/22	$1,301,014	$1,751,851	$1,302,401	$1,203,655
6/30/22	$1,180,301	$1,604,176	$1,190,360	$1,094,652
7/31/22	$1,207,126	$1,716,200	$1,231,112	$1,109,234
8/31/22	$1,173,595	$1,653,018	$1,191,517	$1,081,513
9/30/22	$1,060,930	$1,494,776	$1,072,446	$980,395
10/31/22	$1,117,262	$1,584,981	$1,104,496	$1,020,042
11/30/22	$1,252,729	$1,707,917	$1,234,876	$1,134,006
12/31/22	$1,241,512	$1,640,709	$1,225,646	$1,134,340
1/31/23	$1,326,127	$1,758,310	$1,325,055	$1,222,457
2/28/23	$1,296,950	$1,707,917	$1,278,543	$1,188,897
3/31/23	$1,314,456	$1,760,577	$1,309,797	$1,192,852
4/30/23	$1,345,093	$1,785,881	$1,332,553	$1,222,421
5/31/23	$1,288,196	$1,766,753	$1,284,102	$1,167,264
6/30/23	$1,366,976	$1,869,332	$1,341,719	$1,228,076
7/31/23	$1,437,003	$1,937,765	$1,396,266	$1,290,119
8/31/23	$1,396,154	$1,883,616	$1,333,207	$1,239,533
9/30/23	$1,362,600	$1,805,727	$1,291,097	$1,227,187
10/31/23	$1,310,080	$1,751,435	$1,237,829	$1,173,752
11/30/23	$1,409,284	$1,913,085	$1,349,251	$1,263,858
12/31/23	$1,479,858	$2,004,978	$1,417,041	$1,330,600
1/31/24	$1,460,722	$2,016,732	$1,402,963	$1,314,174
2/29/24	$1,491,021	$2,103,276	$1,438,483	$1,329,518
3/31/24	$1,527,699	$2,169,312	$1,483,448	$1,375,878
4/30/24	$1,513,347	$2,097,740	$1,456,812	$1,365,706
5/31/24	$1,583,512	$2,182,937	$1,499,102	$1,409,262
6/30/24	$1,530,888	$2,231,556	$1,497,677	$1,393,256

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
I-2	11.99%	6.23%	4.81%
MSCI All Country World IndexFootnote Reference*	19.38%	10.76%	9.33%
MSCI All Country World ex US Index	11.62%	5.55%	4.55%
MSCI All Country World ex US Value Index	13.45%	5.29%	3.72%
Footnote	Description
Footnote*	Since Inception Average Annual Return since 6/30/2015

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$107,271
# of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO RAE International Fund	74.1%
PIMCO RAE Emerging Markets Fund	25.7%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

I-2: PZRPX

PIMCO RAE Global ex-US Fund

Annual Shareholder Report |

June 30, 2024

PES12147ARTSR_063024

Class A: PPYAX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.86%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in, the healthcare sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value

    Index.

• Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the

    MSCI EAFE Value Index and the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Security selection in utilities contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Value Index.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer staples sector detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MSCI EAFE Value Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	MSCI EAFE Index	MSCI EAFE Value Index
6/5/15	$9,625	$10,000	$10,000
6/30/15	$9,461	$9,690	$9,666
7/31/15	$9,509	$9,891	$9,834
8/31/15	$8,835	$9,163	$9,095
9/30/15	$8,354	$8,698	$8,528
10/31/15	$8,941	$9,378	$9,156
11/30/15	$8,787	$9,232	$8,929
12/31/15	$8,533	$9,108	$8,757
1/31/16	$8,011	$8,449	$8,045
2/29/16	$7,834	$8,294	$7,889
3/31/16	$8,445	$8,834	$8,409
4/30/16	$8,849	$9,090	$8,741
5/31/16	$8,652	$9,007	$8,602
6/30/16	$8,425	$8,705	$8,175
7/31/16	$8,740	$9,146	$8,605
8/31/16	$8,790	$9,152	$8,744
9/30/16	$8,918	$9,265	$8,828
10/31/16	$8,918	$9,075	$8,849
11/30/16	$8,888	$8,895	$8,794
12/31/16	$9,200	$9,199	$9,197
1/31/17	$9,552	$9,466	$9,423
2/28/17	$9,522	$9,601	$9,488
3/31/17	$9,784	$9,865	$9,753
4/30/17	$9,935	$10,116	$9,958
5/31/17	$10,196	$10,488	$10,188
6/30/17	$10,307	$10,469	$10,219
7/31/17	$10,700	$10,771	$10,561
8/31/17	$10,730	$10,767	$10,495
9/30/17	$11,052	$11,035	$10,819
10/31/17	$11,203	$11,202	$10,903
11/30/17	$11,263	$11,320	$11,000
12/31/17	$11,455	$11,502	$11,169
1/31/18	$12,054	$12,078	$11,772
2/28/18	$11,445	$11,533	$11,213
3/31/18	$11,290	$11,325	$10,942
4/30/18	$11,507	$11,584	$11,280
5/31/18	$11,083	$11,324	$10,791
6/30/18	$10,877	$11,185	$10,654
7/31/18	$11,238	$11,461	$10,960
8/31/18	$10,887	$11,239	$10,561
9/30/18	$11,042	$11,337	$10,779
10/31/18	$10,236	$10,435	$10,064
11/30/18	$10,257	$10,421	$10,008
12/31/18	$9,650	$9,915	$9,518
1/31/19	$10,328	$10,567	$10,155
2/28/19	$10,459	$10,836	$10,324
3/31/19	$10,416	$10,905	$10,272
4/30/19	$10,645	$11,211	$10,511
5/31/19	$10,033	$10,673	$9,903
6/30/19	$10,547	$11,306	$10,430
7/31/19	$10,295	$11,163	$10,196
8/31/19	$10,066	$10,873	$9,777
9/30/19	$10,481	$11,185	$10,249
10/31/19	$10,821	$11,587	$10,618
11/30/19	$10,897	$11,717	$10,660
12/31/19	$11,210	$12,098	$11,050
1/31/20	$10,800	$11,846	$10,650
2/29/20	$9,935	$10,775	$9,642
3/31/20	$8,001	$9,337	$7,934
4/30/20	$8,422	$9,940	$8,359
5/31/20	$8,797	$10,373	$8,613
6/30/20	$9,116	$10,726	$8,920
7/31/20	$9,127	$10,976	$8,937
8/31/20	$9,708	$11,540	$9,460
9/30/20	$9,366	$11,240	$9,026
10/31/20	$9,105	$10,792	$8,663
11/30/20	$10,732	$12,464	$10,303
12/31/20	$11,409	$13,044	$10,759
1/31/21	$11,525	$12,905	$10,676
2/28/21	$12,176	$13,194	$11,184
3/31/21	$12,490	$13,498	$11,560
4/30/21	$12,688	$13,904	$11,781
5/31/21	$13,246	$14,357	$12,189
6/30/21	$12,862	$14,196	$11,908
7/31/21	$12,816	$14,303	$11,879
8/31/21	$12,793	$14,555	$12,014
9/30/21	$12,513	$14,132	$11,793
10/31/21	$12,676	$14,480	$11,981
11/30/21	$11,932	$13,806	$11,261
12/31/21	$12,618	$14,513	$11,931
1/31/22	$12,662	$13,812	$12,056
2/28/22	$12,469	$13,568	$11,892
3/31/22	$12,320	$13,655	$11,971
4/30/22	$11,649	$12,771	$11,365
5/31/22	$12,096	$12,867	$11,645
6/30/22	$11,009	$11,673	$10,486
7/31/22	$11,292	$12,255	$10,704
8/31/22	$10,785	$11,673	$10,343
9/30/22	$9,757	$10,581	$9,416
10/31/22	$10,338	$11,150	$10,023
11/30/22	$11,605	$12,406	$11,125
12/31/22	$11,480	$12,416	$11,265
1/31/23	$12,325	$13,421	$12,135
2/28/23	$12,134	$13,141	$11,965
3/31/23	$12,230	$13,467	$11,934
4/30/23	$12,485	$13,847	$12,318
5/31/23	$11,847	$13,261	$11,655
6/30/23	$12,596	$13,864	$12,310
7/31/23	$13,138	$14,313	$12,870
8/31/23	$12,804	$13,765	$12,488
9/30/23	$12,469	$13,294	$12,382
10/31/23	$12,054	$12,756	$11,838
11/30/23	$12,963	$13,939	$12,776
12/31/23	$13,528	$14,680	$13,400
1/31/24	$13,299	$14,765	$13,391
2/29/24	$13,510	$15,035	$13,415
3/31/24	$13,915	$15,529	$14,000
4/30/24	$13,668	$15,132	$13,857
5/31/24	$14,337	$15,718	$14,403
6/30/24	$13,721	$15,464	$14,002

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Class A (excluding sales charge)	8.93%	5.40%	3.99%
Class A (including sales charge)	4.82%	4.59%	3.55%
MSCI EAFE Index	11.54%	6.46%	4.92%
MSCI EAFE Value Index	13.75%	6.07%	3.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$487,820
# of Portfolio Holdings	285
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$1,485
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Japan	21.9%
United Kingdom	14.3%
Germany	9.8%
Switzerland	8.0%
Canada	7.8%
Netherlands	6.9%
France	5.1%
Australia	5.1%
United States	4.0%
Spain	3.6%
Sweden	3.3%
Hong Kong	2.3%
Luxembourg	1.7%
Italy	1.6%
Other Countries	7.0%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PPYAX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2024

PES18025ARTSR_063024

Institutional Class: PPYIX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in, the healthcare sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value

    Index.

• Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the

    MSCI EAFE Value Index and the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Security selection in utilities contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Value Index.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer staples sector detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MSCI EAFE Value Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	MSCI EAFE Index	MSCI EAFE Value Index
6/5/15	$1,000,000	$1,000,000	$1,000,000
6/30/15	$983,000	$968,967	$966,625
7/31/15	$989,000	$989,086	$983,443
8/31/15	$919,000	$916,326	$909,513
9/30/15	$869,000	$869,799	$852,841
10/31/15	$930,000	$937,791	$915,610
11/30/15	$914,000	$923,202	$892,893
12/31/15	$888,046	$910,762	$875,694
1/31/16	$833,634	$844,901	$804,459
2/29/16	$816,181	$829,422	$788,906
3/31/16	$879,833	$883,391	$840,938
4/30/16	$921,925	$908,966	$874,097
5/31/16	$901,392	$900,709	$860,198
6/30/16	$878,806	$870,474	$817,497
7/31/16	$911,659	$914,590	$860,457
8/31/16	$916,792	$915,240	$874,383
9/30/16	$930,138	$926,483	$882,837
10/31/16	$931,165	$907,532	$884,897
11/30/16	$928,085	$889,457	$879,435
12/31/16	$961,137	$919,872	$919,694
1/31/17	$997,901	$946,555	$942,339
2/28/17	$994,750	$960,090	$948,782
3/31/17	$1,023,111	$986,520	$975,318
4/30/17	$1,038,868	$1,011,622	$995,781
5/31/17	$1,067,229	$1,048,753	$1,018,842
6/30/17	$1,078,784	$1,046,898	$1,021,919
7/31/17	$1,120,801	$1,077,097	$1,056,102
8/31/17	$1,122,902	$1,076,691	$1,049,513
9/30/17	$1,157,566	$1,103,479	$1,081,881
10/31/17	$1,173,322	$1,120,235	$1,090,260
11/30/17	$1,179,624	$1,131,986	$1,100,032
12/31/17	$1,200,395	$1,150,156	$1,116,895
1/31/18	$1,263,971	$1,207,847	$1,177,201
2/28/18	$1,200,395	$1,153,329	$1,121,261
3/31/18	$1,184,232	$1,132,542	$1,094,246
4/30/18	$1,207,938	$1,158,401	$1,127,956
5/31/18	$1,163,759	$1,132,363	$1,079,070
6/30/18	$1,142,207	$1,118,528	$1,065,386
7/31/18	$1,180,999	$1,146,061	$1,095,971
8/31/18	$1,143,285	$1,123,928	$1,056,106
9/30/18	$1,160,526	$1,133,682	$1,077,940
10/31/18	$1,076,477	$1,043,450	$1,006,369
11/30/18	$1,078,632	$1,042,135	$1,000,769
12/31/18	$1,014,154	$991,546	$951,839
1/31/19	$1,087,164	$1,056,711	$1,015,545
2/28/19	$1,100,853	$1,083,647	$1,032,434
3/31/19	$1,096,290	$1,090,481	$1,027,185
4/30/19	$1,121,387	$1,121,140	$1,051,117
5/31/19	$1,056,363	$1,067,296	$990,272
6/30/19	$1,111,120	$1,130,614	$1,043,032
7/31/19	$1,084,882	$1,116,259	$1,019,575
8/31/19	$1,060,926	$1,087,341	$977,691
9/30/19	$1,105,416	$1,118,500	$1,024,870
10/31/19	$1,140,780	$1,158,687	$1,061,846
11/30/19	$1,149,907	$1,171,749	$1,066,047
12/31/19	$1,182,352	$1,209,830	$1,104,976
1/31/20	$1,139,574	$1,184,560	$1,065,020
2/29/20	$1,049,263	$1,077,478	$964,232
3/31/20	$844,877	$933,669	$793,395
4/30/20	$890,032	$993,986	$835,860
5/31/20	$929,246	$1,037,269	$861,286
6/30/20	$963,706	$1,072,588	$891,995
7/31/20	$966,083	$1,097,589	$893,727
8/31/20	$1,026,686	$1,154,017	$946,046
9/30/20	$991,037	$1,124,032	$902,604
10/31/20	$963,706	$1,079,150	$866,258
11/30/20	$1,136,009	$1,246,433	$1,030,305
12/31/20	$1,209,386	$1,304,387	$1,075,944
1/31/21	$1,220,326	$1,290,490	$1,067,554
2/28/21	$1,289,607	$1,319,435	$1,118,411
3/31/21	$1,323,640	$1,349,773	$1,156,047
4/30/21	$1,345,518	$1,390,387	$1,178,120
5/31/21	$1,405,076	$1,435,729	$1,218,921
6/30/21	$1,364,966	$1,419,572	$1,190,841
7/31/21	$1,360,104	$1,430,260	$1,187,933
8/31/21	$1,358,889	$1,455,489	$1,201,388
9/30/21	$1,328,502	$1,413,249	$1,179,336
10/31/21	$1,345,518	$1,448,009	$1,198,144
11/30/21	$1,266,513	$1,380,613	$1,126,058
12/31/21	$1,341,159	$1,451,306	$1,193,128
1/31/22	$1,347,368	$1,381,173	$1,205,562
2/28/22	$1,325,636	$1,356,752	$1,189,177
3/31/22	$1,310,114	$1,365,472	$1,197,110
4/30/22	$1,238,709	$1,277,133	$1,136,546
5/31/22	$1,286,830	$1,286,708	$1,164,525
6/30/22	$1,171,962	$1,167,317	$1,048,573
7/31/22	$1,203,007	$1,225,485	$1,070,411
8/31/22	$1,150,230	$1,167,281	$1,034,294
9/30/22	$1,040,019	$1,058,085	$941,566
10/31/22	$1,102,110	$1,114,983	$1,002,297
11/30/22	$1,238,709	$1,240,570	$1,112,462
12/31/22	$1,225,197	$1,241,567	$1,126,515
1/31/23	$1,315,089	$1,342,106	$1,213,471
2/28/23	$1,295,113	$1,314,100	$1,196,467
3/31/23	$1,305,101	$1,346,669	$1,193,370
4/30/23	$1,333,401	$1,384,689	$1,231,825
5/31/23	$1,266,814	$1,326,092	$1,165,490
6/30/23	$1,346,718	$1,386,442	$1,231,014
7/31/23	$1,404,981	$1,431,302	$1,286,991
8/31/23	$1,370,023	$1,376,466	$1,248,834
9/30/23	$1,333,401	$1,329,449	$1,238,237
10/31/23	$1,288,455	$1,275,551	$1,183,776
11/30/23	$1,386,670	$1,393,944	$1,277,585
12/31/23	$1,447,731	$1,468,003	$1,339,995
1/31/24	$1,423,877	$1,476,451	$1,339,095
2/29/24	$1,447,731	$1,503,477	$1,341,529
3/31/24	$1,489,933	$1,552,926	$1,400,037
4/30/24	$1,464,245	$1,513,157	$1,385,720
5/31/24	$1,537,640	$1,571,770	$1,440,319
6/30/24	$1,469,749	$1,546,395	$1,400,222

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
Institutional Class	9.14%	5.75%	4.34%
MSCI EAFE Index	11.54%	6.46%	4.92%
MSCI EAFE Value Index	13.75%	6.07%	3.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$487,820
# of Portfolio Holdings	285
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$1,485
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Japan	21.9%
United Kingdom	14.3%
Germany	9.8%
Switzerland	8.0%
Canada	7.8%
Netherlands	6.9%
France	5.1%
Australia	5.1%
United States	4.0%
Spain	3.6%
Sweden	3.3%
Hong Kong	2.3%
Luxembourg	1.7%
Italy	1.6%
Other Countries	7.0%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PPYIX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2024

PES12152ARTSR_063024

I-2: PPYPX

PIMCO RAE International Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$64	0.61%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in, the healthcare sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value

    Index.

• Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the

    MSCI EAFE Value Index and the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Security selection in utilities contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Value Index.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the MSCI EAFE Value Index.

• Overweight exposure to, and security selection in, the consumer staples sector detracted from relative returns, as the sector and the

    Fund’s holdings underperformed the MSCI EAFE Value Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	MSCI EAFE Index	MSCI EAFE Value Index
6/5/15	$1,000,000	$1,000,000	$1,000,000
6/30/15	$983,000	$968,967	$966,625
7/31/15	$989,000	$989,086	$983,443
8/31/15	$919,000	$916,326	$909,513
9/30/15	$869,000	$869,799	$852,841
10/31/15	$930,000	$937,791	$915,610
11/30/15	$914,000	$923,202	$892,893
12/31/15	$888,097	$910,762	$875,694
1/31/16	$833,682	$844,901	$804,459
2/29/16	$815,201	$829,422	$788,906
3/31/16	$878,856	$883,391	$840,938
4/30/16	$920,951	$908,966	$874,097
5/31/16	$900,417	$900,709	$860,198
6/30/16	$877,830	$870,474	$817,497
7/31/16	$910,684	$914,590	$860,457
8/31/16	$915,818	$915,240	$874,383
9/30/16	$929,165	$926,483	$882,837
10/31/16	$930,191	$907,532	$884,897
11/30/16	$927,111	$889,457	$879,435
12/31/16	$960,083	$919,872	$919,694
1/31/17	$996,888	$946,555	$942,339
2/28/17	$993,733	$960,090	$948,782
3/31/17	$1,021,074	$986,520	$975,318
4/30/17	$1,037,899	$1,011,622	$995,781
5/31/17	$1,065,240	$1,048,753	$1,018,842
6/30/17	$1,076,807	$1,046,898	$1,021,919
7/31/17	$1,118,870	$1,077,097	$1,056,102
8/31/17	$1,120,973	$1,076,691	$1,049,513
9/30/17	$1,155,675	$1,103,479	$1,081,881
10/31/17	$1,171,448	$1,120,235	$1,090,260
11/30/17	$1,177,758	$1,131,986	$1,100,032
12/31/17	$1,198,951	$1,150,156	$1,116,895
1/31/18	$1,261,487	$1,207,847	$1,177,201
2/28/18	$1,197,873	$1,153,329	$1,121,261
3/31/18	$1,181,700	$1,132,542	$1,094,246
4/30/18	$1,205,420	$1,158,401	$1,127,956
5/31/18	$1,161,215	$1,132,363	$1,079,070
6/30/18	$1,139,651	$1,118,528	$1,065,386
7/31/18	$1,178,466	$1,146,061	$1,095,971
8/31/18	$1,141,807	$1,123,928	$1,056,106
9/30/18	$1,157,980	$1,133,682	$1,077,940
10/31/18	$1,073,881	$1,043,450	$1,006,369
11/30/18	$1,076,037	$1,042,135	$1,000,769
12/31/18	$1,012,660	$991,546	$951,839
1/31/19	$1,084,586	$1,056,711	$1,015,545
2/28/19	$1,098,286	$1,083,647	$1,032,434
3/31/19	$1,093,719	$1,090,481	$1,027,185
4/30/19	$1,118,836	$1,121,140	$1,051,117
5/31/19	$1,053,761	$1,067,296	$990,272
6/30/19	$1,108,561	$1,130,614	$1,043,032
7/31/19	$1,081,161	$1,116,259	$1,019,575
8/31/19	$1,058,327	$1,087,341	$977,691
9/30/19	$1,101,711	$1,118,500	$1,024,870
10/31/19	$1,137,102	$1,158,687	$1,061,846
11/30/19	$1,146,236	$1,171,749	$1,066,047
12/31/19	$1,178,875	$1,209,830	$1,104,976
1/31/20	$1,136,050	$1,184,560	$1,065,020
2/29/20	$1,045,642	$1,077,478	$964,232
3/31/20	$842,223	$933,669	$793,395
4/30/20	$886,238	$993,986	$835,860
5/31/20	$925,494	$1,037,269	$861,286
6/30/20	$959,992	$1,072,588	$891,995
7/31/20	$961,182	$1,097,589	$893,727
8/31/20	$1,021,850	$1,154,017	$946,046
9/30/20	$986,163	$1,124,032	$902,604
10/31/20	$959,992	$1,079,150	$866,258
11/30/20	$1,131,292	$1,246,433	$1,030,305
12/31/20	$1,202,836	$1,304,387	$1,075,944
1/31/21	$1,214,999	$1,290,490	$1,067,554
2/28/21	$1,284,323	$1,319,435	$1,118,411
3/31/21	$1,317,161	$1,349,773	$1,156,047
4/30/21	$1,337,836	$1,390,387	$1,178,120
5/31/21	$1,397,431	$1,435,729	$1,218,921
6/30/21	$1,358,512	$1,419,572	$1,190,841
7/31/21	$1,352,431	$1,430,260	$1,187,933
8/31/21	$1,351,215	$1,455,489	$1,201,388
9/30/21	$1,320,809	$1,413,249	$1,179,336
10/31/21	$1,337,836	$1,448,009	$1,198,144
11/30/21	$1,259,998	$1,380,613	$1,126,058
12/31/21	$1,334,001	$1,451,306	$1,193,128
1/31/22	$1,340,206	$1,381,173	$1,205,562
2/28/22	$1,320,041	$1,356,752	$1,189,177
3/31/22	$1,302,978	$1,365,472	$1,197,110
4/30/22	$1,233,175	$1,277,133	$1,136,546
5/31/22	$1,281,262	$1,286,708	$1,164,525
6/30/22	$1,164,924	$1,167,317	$1,048,573
7/31/22	$1,195,947	$1,225,485	$1,070,411
8/31/22	$1,143,208	$1,167,281	$1,034,294
9/30/22	$1,034,626	$1,058,085	$941,566
10/31/22	$1,095,122	$1,114,983	$1,002,297
11/30/22	$1,231,624	$1,240,570	$1,112,462
12/31/22	$1,217,347	$1,241,567	$1,126,515
1/31/23	$1,307,151	$1,342,106	$1,213,471
2/28/23	$1,287,195	$1,314,100	$1,196,467
3/31/23	$1,297,173	$1,346,669	$1,193,370
4/30/23	$1,325,445	$1,384,689	$1,231,825
5/31/23	$1,258,923	$1,326,092	$1,165,490
6/30/23	$1,337,086	$1,386,442	$1,231,014
7/31/23	$1,395,292	$1,431,302	$1,286,991
8/31/23	$1,360,368	$1,376,466	$1,248,834
9/30/23	$1,325,445	$1,329,449	$1,238,237
10/31/23	$1,280,542	$1,275,551	$1,183,776
11/30/23	$1,378,662	$1,393,944	$1,277,585
12/31/23	$1,437,361	$1,468,003	$1,339,995
1/31/24	$1,415,360	$1,476,451	$1,339,095
2/29/24	$1,437,361	$1,503,477	$1,341,529
3/31/24	$1,481,362	$1,552,926	$1,400,037
4/30/24	$1,453,861	$1,513,157	$1,385,720
5/31/24	$1,527,196	$1,571,770	$1,440,319
6/30/24	$1,459,361	$1,546,395	$1,400,222

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 6/5/15
I-2	9.14%	5.65%	4.26%
MSCI EAFE Index	11.54%	6.46%	4.92%
MSCI EAFE Value Index	13.75%	6.07%	3.78%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$487,820
# of Portfolio Holdings	285
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$1,485
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Japan	21.9%
United Kingdom	14.3%
Germany	9.8%
Switzerland	8.0%
Canada	7.8%
Netherlands	6.9%
France	5.1%
Australia	5.1%
United States	4.0%
Spain	3.6%
Sweden	3.3%
Hong Kong	2.3%
Luxembourg	1.7%
Italy	1.6%
Other Countries	7.0%
Other Assets and Liabilities, Net	(2.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

I-2: PPYPX

PIMCO RAE International Fund

Annual Shareholder Report |

June 30, 2024

PES12153ARTSR_063024

Class A: PKAAX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 1000® Value Index ("RVL Index").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the RVL Index and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the RVL Index.

• Underweight exposure to, and security selection in, industrials detracted from relative returns, as the sector outperformed the RVL

    Index and the Fund’s holdings underperformed the RVL Index.

• Security selection in consumer staples detracted from relative returns, as the Fund’s holdings underperformed the RVL Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Russell 1000® Value Index
6/30/14	$9,627	$10,000	$10,000
7/31/14	$9,445	$9,862	$9,830
8/31/14	$9,798	$10,257	$10,191
9/30/14	$9,546	$10,113	$9,981
10/31/14	$9,748	$10,360	$10,205
11/30/14	$9,950	$10,638	$10,414
12/31/14	$9,990	$10,612	$10,478
1/31/15	$9,627	$10,293	$10,059
2/28/15	$10,141	$10,885	$10,546
3/31/15	$9,960	$10,712	$10,402
4/30/15	$10,071	$10,815	$10,499
5/31/15	$10,192	$10,954	$10,625
6/30/15	$9,950	$10,742	$10,413
7/31/15	$10,000	$10,967	$10,459
8/31/15	$9,435	$10,306	$9,836
9/30/15	$9,213	$10,051	$9,539
10/31/15	$9,849	$10,898	$10,259
11/30/15	$9,839	$10,931	$10,298
12/31/15	$9,652	$10,758	$10,077
1/31/16	$9,235	$10,225	$9,556
2/29/16	$9,266	$10,211	$9,554
3/31/16	$9,965	$10,903	$10,242
4/30/16	$10,038	$10,946	$10,457
5/31/16	$10,143	$11,142	$10,619
6/30/16	$10,216	$11,171	$10,711
7/31/16	$10,539	$11,583	$11,022
8/31/16	$10,529	$11,599	$11,107
9/30/16	$10,560	$11,602	$11,084
10/31/16	$10,320	$11,390	$10,913
11/30/16	$10,904	$11,812	$11,536
12/31/16	$11,087	$12,045	$11,824
1/31/17	$11,197	$12,274	$11,908
2/28/17	$11,538	$12,761	$12,336
3/31/17	$11,472	$12,776	$12,210
4/30/17	$11,439	$12,907	$12,188
5/31/17	$11,395	$13,089	$12,176
6/30/17	$11,527	$13,170	$12,375
7/31/17	$11,724	$13,441	$12,539
8/31/17	$11,647	$13,482	$12,393
9/30/17	$12,010	$13,760	$12,760
10/31/17	$12,196	$14,082	$12,853
11/30/17	$12,624	$14,513	$13,246
12/31/17	$12,877	$14,675	$13,440
1/31/18	$13,505	$15,515	$13,959
2/28/18	$12,982	$14,943	$13,293
3/31/18	$12,668	$14,563	$13,059
4/30/18	$12,750	$14,619	$13,102
5/31/18	$12,924	$14,971	$13,180
6/30/18	$12,994	$15,064	$13,213
7/31/18	$13,470	$15,624	$13,735
8/31/18	$13,830	$16,133	$13,938
9/30/18	$13,888	$16,225	$13,966
10/31/18	$13,086	$15,116	$13,243
11/30/18	$13,249	$15,424	$13,638
12/31/18	$11,921	$14,031	$12,329
1/31/19	$12,875	$15,156	$13,288
2/28/19	$13,260	$15,642	$13,713
3/31/19	$13,272	$15,946	$13,800
4/30/19	$13,681	$16,592	$14,289
5/31/19	$12,615	$15,538	$13,371
6/30/19	$13,545	$16,633	$14,330
7/31/19	$13,681	$16,872	$14,449
8/31/19	$13,173	$16,605	$14,024
9/30/19	$13,718	$16,915	$14,525
10/31/19	$13,941	$17,282	$14,728
11/30/19	$14,400	$17,909	$15,183
12/31/19	$14,822	$18,449	$15,601
1/31/20	$14,445	$18,442	$15,265
2/29/20	$12,964	$16,924	$13,787
3/31/20	$10,678	$14,834	$11,431
4/30/20	$11,886	$16,735	$12,716
5/31/20	$12,276	$17,532	$13,152
6/30/20	$12,406	$17,881	$13,064
7/31/20	$12,847	$18,889	$13,581
8/31/20	$13,536	$20,247	$14,142
9/30/20	$13,120	$19,478	$13,795
10/31/20	$12,925	$18,960	$13,614
11/30/20	$14,796	$21,035	$15,445
12/31/20	$15,348	$21,844	$16,037
1/31/21	$15,870	$21,623	$15,890
2/28/21	$16,393	$22,220	$16,850
3/31/21	$17,504	$23,193	$17,842
4/30/21	$17,906	$24,431	$18,555
5/31/21	$18,401	$24,601	$18,988
6/30/21	$18,415	$25,175	$18,771
7/31/21	$18,241	$25,773	$18,921
8/31/21	$18,709	$26,557	$19,296
9/30/21	$17,906	$25,322	$18,624
10/31/21	$18,415	$27,096	$19,570
11/30/21	$18,361	$26,908	$18,880
12/31/21	$19,524	$28,114	$20,072
1/31/22	$19,450	$26,659	$19,604
2/28/22	$19,110	$25,861	$19,377
3/31/22	$19,657	$26,821	$19,924
4/30/22	$18,785	$24,483	$18,800
5/31/22	$19,243	$24,527	$19,165
6/30/22	$17,026	$22,503	$17,491
7/31/22	$18,149	$24,578	$18,651
8/31/22	$17,957	$23,575	$18,095
9/30/22	$16,450	$21,404	$16,508
10/31/22	$18,829	$23,137	$18,201
11/30/22	$19,893	$24,430	$19,338
12/31/22	$18,789	$23,023	$18,559
1/31/23	$19,779	$24,469	$19,520
2/28/23	$18,997	$23,872	$18,832
3/31/23	$19,236	$24,749	$18,745
4/30/23	$19,077	$25,135	$19,028
5/31/23	$18,422	$25,244	$18,294
6/30/23	$19,619	$26,912	$19,509
7/31/23	$20,338	$27,777	$20,195
8/31/23	$20,146	$27,334	$19,650
9/30/23	$19,699	$26,031	$18,892
10/31/23	$19,220	$25,484	$18,225
11/30/23	$20,529	$27,811	$19,600
12/31/23	$21,904	$29,075	$20,686
1/31/24	$22,092	$29,563	$20,707
2/29/24	$23,032	$31,142	$21,471
3/31/24	$24,621	$32,144	$22,545
4/30/24	$22,827	$30,831	$21,581
5/31/24	$23,920	$32,360	$22,266
6/30/24	$24,074	$33,521	$22,056

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	22.70%	12.19%	9.60%
Class A (including sales charge)	18.09%	11.33%	9.18%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.05%	9.01%	8.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,459,971
# of Portfolio Holdings	148
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$3,128
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Information Technology	31.4%
Consumer Staples	16.9%
Health Care	15.1%
Energy	10.2%
Financials	8.6%
Industrials	5.5%
Utilities	3.8%
Communication Services	3.2%
Consumer Discretionary	1.9%
Materials	1.9%
Real Estate	1.2%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PKAAX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2024

PES18024ARTSR_063024

Institutional Class: PKAIX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.40%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 1000® Value Index ("RVL Index").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the RVL Index and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the RVL Index.

• Underweight exposure to, and security selection in, industrials detracted from relative returns, as the sector outperformed the RVL

    Index and the Fund’s holdings underperformed the RVL Index.

• Security selection in consumer staples detracted from relative returns, as the Fund’s holdings underperformed the RVL Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Russell 1000® Value Index
6/30/14	$1,000,000	$1,000,000	$1,000,000
7/31/14	$981,021	$986,209	$982,959
8/31/14	$1,018,371	$1,025,662	$1,019,087
9/30/14	$992,136	$1,011,279	$998,066
10/31/14	$1,012,583	$1,035,980	$1,020,488
11/30/14	$1,034,194	$1,063,842	$1,041,383
12/31/14	$1,038,503	$1,061,162	$1,047,771
1/31/15	$1,000,482	$1,029,306	$1,005,888
2/28/15	$1,053,686	$1,088,463	$1,054,562
3/31/15	$1,035,085	$1,071,249	$1,040,207
4/30/15	$1,046,923	$1,081,526	$1,049,932
5/31/15	$1,058,604	$1,095,433	$1,062,550
6/30/15	$1,032,830	$1,074,228	$1,041,334
7/31/15	$1,039,122	$1,096,734	$1,045,899
8/31/15	$980,402	$1,030,564	$983,609
9/30/15	$958,383	$1,005,064	$953,914
10/31/15	$1,024,442	$1,089,846	$1,025,887
11/30/15	$1,023,393	$1,093,087	$1,029,816
12/31/15	$1,004,751	$1,075,847	$1,007,665
1/31/16	$961,349	$1,022,459	$955,599
2/29/16	$965,689	$1,021,079	$955,360
3/31/16	$1,038,387	$1,090,347	$1,024,184
4/30/16	$1,045,982	$1,094,574	$1,045,702
5/31/16	$1,057,918	$1,114,231	$1,061,942
6/30/16	$1,065,513	$1,117,118	$1,071,127
7/31/16	$1,100,234	$1,158,304	$1,102,233
8/31/16	$1,099,149	$1,159,931	$1,110,731
9/30/16	$1,102,404	$1,160,150	$1,108,421
10/31/16	$1,078,534	$1,138,988	$1,091,263
11/30/16	$1,139,296	$1,181,170	$1,153,585
12/31/16	$1,159,534	$1,204,517	$1,182,413
1/31/17	$1,170,958	$1,227,363	$1,190,831
2/28/17	$1,207,514	$1,276,096	$1,233,618
3/31/17	$1,200,660	$1,277,585	$1,221,047
4/30/17	$1,197,233	$1,290,705	$1,218,752
5/31/17	$1,192,663	$1,308,869	$1,217,557
6/30/17	$1,207,514	$1,317,038	$1,237,465
7/31/17	$1,228,077	$1,344,120	$1,253,910
8/31/17	$1,220,081	$1,348,235	$1,239,302
9/30/17	$1,260,065	$1,376,046	$1,276,011
10/31/17	$1,279,485	$1,408,157	$1,285,274
11/30/17	$1,324,039	$1,451,345	$1,324,629
12/31/17	$1,351,376	$1,467,482	$1,343,969
1/31/18	$1,416,706	$1,551,501	$1,395,927
2/28/18	$1,363,474	$1,494,317	$1,329,271
3/31/18	$1,330,809	$1,456,342	$1,305,890
4/30/18	$1,339,278	$1,461,930	$1,310,199
5/31/18	$1,358,635	$1,497,136	$1,317,982
6/30/18	$1,367,104	$1,506,351	$1,321,250
7/31/18	$1,417,916	$1,562,408	$1,373,545
8/31/18	$1,455,421	$1,613,319	$1,393,846
9/30/18	$1,462,680	$1,622,502	$1,396,606
10/31/18	$1,377,992	$1,511,604	$1,324,290
11/30/18	$1,396,139	$1,542,408	$1,363,833
12/31/18	$1,256,643	$1,403,142	$1,232,864
1/31/19	$1,357,277	$1,515,584	$1,328,818
2/28/19	$1,397,273	$1,564,247	$1,371,274
3/31/19	$1,399,853	$1,594,643	$1,379,995
4/30/19	$1,443,720	$1,659,210	$1,428,943
5/31/19	$1,331,473	$1,553,770	$1,337,062
6/30/19	$1,430,818	$1,663,274	$1,433,037
7/31/19	$1,445,010	$1,687,179	$1,444,917
8/31/19	$1,392,112	$1,660,453	$1,402,422
9/30/19	$1,450,171	$1,691,521	$1,452,460
10/31/19	$1,474,684	$1,728,159	$1,472,765
11/30/19	$1,523,711	$1,790,889	$1,518,303
12/31/19	$1,569,165	$1,844,942	$1,560,072
1/31/20	$1,529,903	$1,844,219	$1,526,515
2/29/20	$1,374,204	$1,692,404	$1,378,672
3/31/20	$1,131,857	$1,483,370	$1,143,071
4/30/20	$1,259,123	$1,673,529	$1,271,574
5/31/20	$1,302,448	$1,753,236	$1,315,151
6/30/20	$1,315,987	$1,788,103	$1,306,419
7/31/20	$1,363,373	$1,888,925	$1,358,061
8/31/20	$1,436,484	$2,024,702	$1,414,217
9/30/20	$1,393,159	$1,947,770	$1,379,484
10/31/20	$1,372,851	$1,895,972	$1,361,358
11/30/20	$1,571,873	$2,103,512	$1,544,474
12/31/20	$1,630,890	$2,184,389	$1,603,689
1/31/21	$1,686,791	$2,162,335	$1,588,999
2/28/21	$1,744,089	$2,221,962	$1,685,023
3/31/21	$1,861,479	$2,319,274	$1,784,169
4/30/21	$1,904,802	$2,443,050	$1,855,518
5/31/21	$1,957,907	$2,460,114	$1,898,826
6/30/21	$1,960,702	$2,517,545	$1,877,084
7/31/21	$1,943,932	$2,577,349	$1,892,082
8/31/21	$1,994,242	$2,655,715	$1,929,602
9/30/21	$1,908,994	$2,532,198	$1,862,433
10/31/21	$1,963,497	$2,709,608	$1,957,007
11/30/21	$1,957,907	$2,690,834	$1,888,042
12/31/21	$2,083,878	$2,811,426	$2,007,159
1/31/22	$2,076,172	$2,665,943	$1,960,412
2/28/22	$2,040,721	$2,586,121	$1,937,671
3/31/22	$2,099,292	$2,682,143	$1,992,372
4/30/22	$2,006,812	$2,448,255	$1,880,002
5/31/22	$2,056,134	$2,452,747	$1,916,549
6/30/22	$1,820,311	$2,250,288	$1,749,100
7/31/22	$1,940,535	$2,457,774	$1,865,083
8/31/22	$1,922,039	$2,357,541	$1,809,504
9/30/22	$1,760,199	$2,140,415	$1,650,828
10/31/22	$2,016,060	$2,313,706	$1,820,088
11/30/22	$2,130,118	$2,443,005	$1,933,825
12/31/22	$2,013,530	$2,302,253	$1,855,873
1/31/23	$2,120,031	$2,446,912	$1,952,044
2/28/23	$2,036,827	$2,387,210	$1,883,215
3/31/23	$2,063,452	$2,474,855	$1,874,533
4/30/23	$2,046,812	$2,513,484	$1,902,782
5/31/23	$1,976,921	$2,524,409	$1,829,392
6/30/23	$2,106,718	$2,691,210	$1,950,919
7/31/23	$2,183,266	$2,777,665	$2,019,513
8/31/23	$2,163,297	$2,733,440	$1,964,986
9/30/23	$2,116,703	$2,603,115	$1,889,157
10/31/23	$2,066,781	$2,548,381	$1,822,508
11/30/23	$2,206,563	$2,781,113	$1,960,016
12/31/23	$2,357,166	$2,907,461	$2,068,581
1/31/24	$2,376,750	$2,956,318	$2,070,733
2/29/24	$2,478,229	$3,114,172	$2,147,122
3/31/24	$2,650,922	$3,214,370	$2,254,457
4/30/24	$2,458,646	$3,083,080	$2,158,146
5/31/24	$2,577,928	$3,235,954	$2,226,559
6/30/24	$2,593,951	$3,352,066	$2,205,607

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	23.13%	12.64%	10.00%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.05%	9.01%	8.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,459,971
# of Portfolio Holdings	148
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$3,128
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Information Technology	31.4%
Consumer Staples	16.9%
Health Care	15.1%
Energy	10.2%
Financials	8.6%
Industrials	5.5%
Utilities	3.8%
Communication Services	3.2%
Consumer Discretionary	1.9%
Materials	1.9%
Real Estate	1.2%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PKAIX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2024

PES12155ARTSR_063024

I-2: PKAPX

PIMCO RAE US Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, information technology contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 1000® Value Index ("RVL Index").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the RVL Index and the Fund’s holdings outperformed the RVL Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the RVL Index.

• Underweight exposure to, and security selection in, industrials detracted from relative returns, as the sector outperformed the RVL

    Index and the Fund’s holdings underperformed the RVL Index.

• Security selection in consumer staples detracted from relative returns, as the Fund’s holdings underperformed the RVL Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Russell 1000® Value Index
6/30/14	$1,000,000	$1,000,000	$1,000,000
7/31/14	$981,021	$986,209	$982,959
8/31/14	$1,018,371	$1,025,662	$1,019,087
9/30/14	$992,136	$1,011,279	$998,066
10/31/14	$1,012,583	$1,035,980	$1,020,488
11/30/14	$1,034,194	$1,063,842	$1,041,383
12/31/14	$1,038,503	$1,061,162	$1,047,771
1/31/15	$1,000,482	$1,029,306	$1,005,888
2/28/15	$1,053,686	$1,088,463	$1,054,562
3/31/15	$1,035,085	$1,071,249	$1,040,207
4/30/15	$1,046,923	$1,081,526	$1,049,932
5/31/15	$1,058,604	$1,095,433	$1,062,550
6/30/15	$1,032,830	$1,074,228	$1,041,334
7/31/15	$1,039,122	$1,096,734	$1,045,899
8/31/15	$980,402	$1,030,564	$983,609
9/30/15	$957,334	$1,005,064	$953,914
10/31/15	$1,024,442	$1,089,846	$1,025,887
11/30/15	$1,023,393	$1,093,087	$1,029,816
12/31/15	$1,003,971	$1,075,847	$1,007,665
1/31/16	$960,556	$1,022,459	$955,599
2/29/16	$964,897	$1,021,079	$955,360
3/31/16	$1,037,617	$1,090,347	$1,024,184
4/30/16	$1,045,215	$1,094,574	$1,045,702
5/31/16	$1,057,154	$1,114,231	$1,061,942
6/30/16	$1,064,752	$1,117,118	$1,071,127
7/31/16	$1,098,398	$1,158,304	$1,102,233
8/31/16	$1,098,398	$1,159,931	$1,110,731
9/30/16	$1,101,654	$1,160,150	$1,108,421
10/31/16	$1,077,776	$1,138,988	$1,091,263
11/30/16	$1,137,472	$1,181,170	$1,153,585
12/31/16	$1,157,858	$1,204,517	$1,182,413
1/31/17	$1,169,288	$1,227,363	$1,190,831
2/28/17	$1,204,721	$1,276,096	$1,233,618
3/31/17	$1,199,006	$1,277,585	$1,221,047
4/30/17	$1,195,577	$1,290,705	$1,218,752
5/31/17	$1,191,005	$1,308,869	$1,217,557
6/30/17	$1,204,721	$1,317,038	$1,237,465
7/31/17	$1,226,438	$1,344,120	$1,253,910
8/31/17	$1,218,437	$1,348,235	$1,239,302
9/30/17	$1,257,299	$1,376,046	$1,276,011
10/31/17	$1,276,730	$1,408,157	$1,285,274
11/30/17	$1,321,307	$1,451,345	$1,324,629
12/31/17	$1,348,069	$1,467,482	$1,343,969
1/31/18	$1,413,415	$1,551,501	$1,395,927
2/28/18	$1,360,170	$1,494,317	$1,329,271
3/31/18	$1,327,497	$1,456,342	$1,305,890
4/30/18	$1,335,968	$1,461,930	$1,310,199
5/31/18	$1,355,329	$1,497,136	$1,317,982
6/30/18	$1,362,590	$1,506,351	$1,321,250
7/31/18	$1,413,415	$1,562,408	$1,373,545
8/31/18	$1,450,929	$1,613,319	$1,393,846
9/30/18	$1,458,189	$1,622,502	$1,396,606
10/31/18	$1,373,481	$1,511,604	$1,324,290
11/30/18	$1,390,423	$1,542,408	$1,363,833
12/31/18	$1,252,065	$1,403,142	$1,232,864
1/31/19	$1,352,747	$1,515,584	$1,328,818
2/28/19	$1,392,761	$1,564,247	$1,371,274
3/31/19	$1,395,343	$1,594,643	$1,379,995
4/30/19	$1,437,939	$1,659,210	$1,428,943
5/31/19	$1,326,931	$1,553,770	$1,337,062
6/30/19	$1,425,031	$1,663,274	$1,433,037
7/31/19	$1,440,520	$1,687,179	$1,444,917
8/31/19	$1,387,598	$1,660,453	$1,402,422
9/30/19	$1,443,102	$1,691,521	$1,452,460
10/31/19	$1,468,917	$1,728,159	$1,472,765
11/30/19	$1,516,677	$1,790,889	$1,518,303
12/31/19	$1,561,816	$1,844,942	$1,560,072
1/31/20	$1,522,533	$1,844,219	$1,526,515
2/29/20	$1,368,113	$1,692,404	$1,378,672
3/31/20	$1,127,000	$1,483,370	$1,143,071
4/30/20	$1,252,975	$1,673,529	$1,271,574
5/31/20	$1,296,321	$1,753,236	$1,315,151
6/30/20	$1,309,866	$1,788,103	$1,306,419
7/31/20	$1,357,276	$1,888,925	$1,358,061
8/31/20	$1,429,068	$2,024,702	$1,414,217
9/30/20	$1,385,722	$1,947,770	$1,379,484
10/31/20	$1,365,404	$1,895,972	$1,361,358
11/30/20	$1,563,170	$2,103,512	$1,544,474
12/31/20	$1,622,938	$2,184,389	$1,603,689
1/31/21	$1,677,456	$2,162,335	$1,588,999
2/28/21	$1,734,769	$2,221,962	$1,685,023
3/31/21	$1,850,793	$2,319,274	$1,784,169
4/30/21	$1,894,127	$2,443,050	$1,855,518
5/31/21	$1,947,247	$2,460,114	$1,898,826
6/30/21	$1,948,644	$2,517,545	$1,877,084
7/31/21	$1,931,870	$2,577,349	$1,892,082
8/31/21	$1,982,194	$2,655,715	$1,929,602
9/30/21	$1,896,923	$2,532,198	$1,862,433
10/31/21	$1,951,440	$2,709,608	$1,957,007
11/30/21	$1,945,849	$2,690,834	$1,888,042
12/31/21	$2,069,503	$2,811,426	$2,007,159
1/31/22	$2,061,793	$2,665,943	$1,960,412
2/28/22	$2,027,867	$2,586,121	$1,937,671
3/31/22	$2,086,467	$2,682,143	$1,992,372
4/30/22	$1,993,940	$2,448,255	$1,880,002
5/31/22	$2,043,288	$2,452,747	$1,916,549
6/30/22	$1,807,346	$2,250,288	$1,749,100
7/31/22	$1,927,630	$2,457,774	$1,865,083
8/31/22	$1,909,125	$2,357,541	$1,809,504
9/30/22	$1,747,204	$2,140,415	$1,650,828
10/31/22	$2,001,651	$2,313,706	$1,820,088
11/30/22	$2,115,767	$2,443,005	$1,933,825
12/31/22	$1,998,253	$2,302,253	$1,855,873
1/31/23	$2,104,827	$2,446,912	$1,952,044
2/28/23	$2,021,566	$2,387,210	$1,883,215
3/31/23	$2,048,209	$2,474,855	$1,874,533
4/30/23	$2,031,557	$2,513,484	$1,902,782
5/31/23	$1,961,618	$2,524,409	$1,829,392
6/30/23	$2,089,840	$2,691,210	$1,950,919
7/31/23	$2,166,439	$2,777,665	$2,019,513
8/31/23	$2,146,457	$2,733,440	$1,964,986
9/30/23	$2,099,831	$2,603,115	$1,889,157
10/31/23	$2,049,875	$2,548,381	$1,822,508
11/30/23	$2,189,752	$2,781,113	$1,960,016
12/31/23	$2,337,852	$2,907,461	$2,068,581
1/31/24	$2,357,453	$2,956,318	$2,070,733
2/29/24	$2,459,021	$3,114,172	$2,147,122
3/31/24	$2,628,302	$3,214,370	$2,254,457
4/30/24	$2,437,639	$3,083,080	$2,158,146
5/31/24	$2,555,244	$3,235,954	$2,226,559
6/30/24	$2,571,281	$3,352,066	$2,205,607

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	23.04%	12.53%	9.90%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 1000® Value Index	13.05%	9.01%	8.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,459,971
# of Portfolio Holdings	148
Portfolio Turnover Rate	73%
Total Net Advisory Fees Paid During the Reporting Period	$3,128
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Information Technology	31.4%
Consumer Staples	16.9%
Health Care	15.1%
Energy	10.2%
Financials	8.6%
Industrials	5.5%
Utilities	3.8%
Communication Services	3.2%
Consumer Discretionary	1.9%
Materials	1.9%
Real Estate	1.2%
Short-Term Instruments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

I-2: PKAPX

PIMCO RAE US Fund

Annual Shareholder Report |

June 30, 2024

PES12156ARTSR_063024

Class A: PMJAX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.90%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, the consumer discretionary sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 2000® Value Index ("RUJ").

• Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the RUJ.

• Security selection in the materials sector contributed to relative returns, as the Fund’s holdings outperformed the RUJ.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the RUJ.

• Security selection in the healthcare sector detracted from relative returns, as the Fund’s holdings underperformed the RUJ.

• Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the RUJ.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	Russell 2000® Index	Russell 2000® Value Index
6/30/14	$9,623	$10,000	$10,000	$10,000
7/31/14	$9,073	$9,862	$9,395	$9,395
8/31/14	$9,481	$10,257	$9,861	$9,804
9/30/14	$8,941	$10,113	$9,264	$9,142
10/31/14	$9,562	$10,360	$9,875	$9,781
11/30/14	$9,552	$10,638	$9,884	$9,735
12/31/14	$9,868	$10,612	$10,165	$10,001
1/31/15	$9,409	$10,293	$9,838	$9,585
2/28/15	$9,959	$10,885	$10,422	$10,030
3/31/15	$10,122	$10,712	$10,604	$10,200
4/30/15	$9,929	$10,815	$10,334	$9,982
5/31/15	$10,031	$10,954	$10,570	$10,064
6/30/15	$10,102	$10,742	$10,649	$10,078
7/31/15	$9,878	$10,967	$10,525	$9,800
8/31/15	$9,430	$10,306	$9,864	$9,318
9/30/15	$8,931	$10,051	$9,380	$8,996
10/31/15	$9,460	$10,898	$9,908	$9,499
11/30/15	$9,674	$10,931	$10,230	$9,769
12/31/15	$9,152	$10,758	$9,717	$9,254
1/31/16	$8,533	$10,225	$8,862	$8,633
2/29/16	$8,636	$10,211	$8,862	$8,692
3/31/16	$9,348	$10,903	$9,569	$9,412
4/30/16	$9,524	$10,946	$9,719	$9,611
5/31/16	$9,534	$11,142	$9,938	$9,788
6/30/16	$9,586	$11,171	$9,932	$9,817
7/31/16	$10,101	$11,583	$10,525	$10,347
8/31/16	$10,287	$11,599	$10,711	$10,604
9/30/16	$10,380	$11,602	$10,830	$10,688
10/31/16	$9,988	$11,390	$10,316	$10,336
11/30/16	$11,226	$11,812	$11,466	$11,708
12/31/16	$11,596	$12,045	$11,787	$12,192
1/31/17	$11,564	$12,274	$11,834	$12,105
2/28/17	$11,637	$12,761	$12,062	$12,280
3/31/17	$11,533	$12,776	$12,078	$12,176
4/30/17	$11,606	$12,907	$12,210	$12,224
5/31/17	$11,241	$13,089	$11,962	$11,843
6/30/17	$11,533	$13,170	$12,375	$12,257
7/31/17	$11,617	$13,441	$12,467	$12,335
8/31/17	$11,335	$13,482	$12,309	$12,032
9/30/17	$12,159	$13,760	$13,077	$12,884
10/31/17	$12,232	$14,082	$13,188	$12,901
11/30/17	$12,639	$14,513	$13,569	$13,274
12/31/17	$12,617	$14,675	$13,514	$13,147
1/31/18	$12,770	$15,515	$13,867	$13,309
2/28/18	$12,115	$14,943	$13,330	$12,644
3/31/18	$12,333	$14,563	$13,502	$12,800
4/30/18	$12,475	$14,619	$13,619	$13,022
5/31/18	$13,130	$14,971	$14,446	$13,780
6/30/18	$13,359	$15,064	$14,549	$13,863
7/31/18	$13,632	$15,624	$14,803	$14,108
8/31/18	$14,058	$16,133	$15,441	$14,444
9/30/18	$13,708	$16,225	$15,070	$14,086
10/31/18	$12,475	$15,116	$13,433	$12,824
11/30/18	$12,617	$15,424	$13,646	$13,031
12/31/18	$11,105	$14,031	$12,025	$11,456
1/31/19	$12,312	$15,156	$13,378	$12,709
2/28/19	$12,769	$15,642	$14,074	$13,203
3/31/19	$12,359	$15,946	$13,779	$12,822
4/30/19	$12,745	$16,592	$14,247	$13,307
5/31/19	$11,609	$15,538	$13,139	$12,220
6/30/19	$12,417	$16,633	$14,068	$12,999
7/31/19	$12,546	$16,872	$14,149	$13,020
8/31/19	$11,890	$16,605	$13,450	$12,293
9/30/19	$12,453	$16,915	$13,730	$12,924
10/31/19	$12,675	$17,282	$14,092	$13,237
11/30/19	$12,968	$17,909	$14,672	$13,547
12/31/19	$13,300	$18,449	$15,095	$14,021
1/31/20	$12,742	$18,442	$14,611	$13,265
2/29/20	$11,412	$16,924	$13,381	$11,976
3/31/20	$8,324	$14,834	$10,474	$9,021
4/30/20	$9,452	$16,735	$11,912	$10,134
5/31/20	$9,987	$17,532	$12,687	$10,425
6/30/20	$10,307	$17,881	$13,136	$10,727
7/31/20	$10,687	$18,889	$13,500	$10,948
8/31/20	$11,269	$20,247	$14,260	$11,538
9/30/20	$10,652	$19,478	$13,784	$11,001
10/31/20	$10,901	$18,960	$14,072	$11,395
11/30/20	$13,050	$21,035	$16,666	$13,595
12/31/20	$14,157	$21,844	$18,108	$14,671
1/31/21	$15,482	$21,623	$19,019	$15,443
2/28/21	$17,053	$22,220	$20,205	$16,894
3/31/21	$17,858	$23,193	$20,407	$17,777
4/30/21	$18,222	$24,431	$20,836	$18,137
5/31/21	$19,365	$24,601	$20,879	$18,701
6/30/21	$20,287	$25,175	$21,283	$18,588
7/31/21	$18,728	$25,773	$20,515	$17,923
8/31/21	$19,248	$26,557	$20,974	$18,403
9/30/21	$19,378	$25,322	$20,355	$18,034
10/31/21	$20,274	$27,096	$21,221	$18,722
11/30/21	$19,105	$26,908	$20,337	$18,082
12/31/21	$19,785	$28,114	$20,791	$18,819
1/31/22	$19,501	$26,659	$18,790	$17,722
2/28/22	$20,243	$25,861	$18,990	$18,016
3/31/22	$20,723	$26,821	$19,227	$18,368
4/30/22	$19,479	$24,483	$17,321	$16,943
5/31/22	$19,915	$24,527	$17,347	$17,268
6/30/22	$17,451	$22,503	$15,921	$15,562
7/31/22	$19,043	$24,578	$17,583	$17,069
8/31/22	$18,607	$23,575	$17,223	$16,529
9/30/22	$16,404	$21,404	$15,572	$14,845
10/31/22	$19,283	$23,137	$17,287	$16,713
11/30/22	$20,264	$24,430	$17,691	$17,224
12/31/22	$18,777	$23,023	$16,542	$16,094
1/31/23	$20,573	$24,469	$18,155	$17,630
2/28/23	$19,711	$23,872	$17,848	$17,223
3/31/23	$18,873	$24,749	$16,995	$15,988
4/30/23	$18,298	$25,135	$16,690	$15,589
5/31/23	$17,771	$25,244	$16,536	$15,283
6/30/23	$19,711	$26,912	$17,880	$16,497
7/31/23	$21,100	$27,777	$18,973	$17,742
8/31/23	$20,525	$27,334	$18,024	$16,888
9/30/23	$20,214	$26,031	$16,963	$16,009
10/31/23	$19,184	$25,484	$15,806	$15,054
11/30/23	$20,430	$27,811	$17,237	$16,409
12/31/23	$22,484	$29,075	$19,343	$18,451
1/31/24	$22,387	$29,563	$18,590	$17,613
2/29/24	$23,650	$31,142	$19,642	$18,189
3/31/24	$24,961	$32,144	$20,345	$18,986
4/30/24	$23,698	$30,831	$18,913	$17,776
5/31/24	$25,204	$32,360	$19,862	$18,608
6/30/24	$24,670	$33,521	$19,678	$18,294

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	25.16%	14.72%	9.87%
Class A (including sales charge)	20.47%	13.85%	9.45%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,186,677
# of Portfolio Holdings	189
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$2,893
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Consumer Staples	24.4%
Industrials	17.4%
Financials	14.8%
Information Technology	8.2%
Materials	7.8%
Real Estate	6.9%
Consumer Discretionary	6.5%
Energy	5.6%
Health Care	4.5%
Communication Services	2.8%
Short-Term Instruments	1.5%
Utilities	0.2%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PMJAX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2024

PES18023ARTSR_063024

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, the consumer discretionary sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 2000® Value Index ("RUJ").

• Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the RUJ.

• Security selection in the materials sector contributed to relative returns, as the Fund’s holdings outperformed the RUJ.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the RUJ.

• Security selection in the healthcare sector detracted from relative returns, as the Fund’s holdings underperformed the RUJ.

• Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the RUJ.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	Russell 2000® Index	Russell 2000® Value Index
6/30/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/14	$943,522	$986,209	$939,470	$939,500
8/31/14	$985,404	$1,025,662	$986,058	$980,400
9/30/14	$928,968	$1,011,279	$926,412	$914,200
10/31/14	$993,586	$1,035,980	$987,481	$978,100
11/30/14	$992,400	$1,063,842	$988,369	$973,500
12/31/14	$1,025,477	$1,061,162	$1,016,538	$1,000,100
1/31/15	$978,217	$1,029,306	$983,836	$958,500
2/28/15	$1,035,087	$1,088,463	$1,042,246	$1,003,000
3/31/15	$1,051,588	$1,071,249	$1,060,402	$1,020,000
4/30/15	$1,032,494	$1,081,526	$1,033,362	$998,200
5/31/15	$1,043,025	$1,095,433	$1,056,954	$1,006,400
6/30/15	$1,051,027	$1,074,228	$1,064,870	$1,007,800
7/31/15	$1,027,742	$1,096,734	$1,052,496	$980,000
8/31/15	$981,170	$1,030,564	$986,358	$931,800
9/30/15	$929,307	$1,005,064	$937,967	$899,600
10/31/15	$985,404	$1,089,846	$990,812	$949,900
11/30/15	$1,008,690	$1,093,087	$1,023,043	$976,900
12/31/15	$954,475	$1,075,847	$971,676	$925,400
1/31/16	$889,911	$1,022,459	$886,237	$863,300
2/29/16	$900,672	$1,021,079	$886,201	$869,200
3/31/16	$974,921	$1,090,347	$956,929	$941,200
4/30/16	$993,214	$1,094,574	$971,943	$961,100
5/31/16	$995,366	$1,114,231	$993,831	$978,800
6/30/16	$1,001,823	$1,117,118	$993,205	$981,700
7/31/16	$1,055,626	$1,158,304	$1,052,509	$1,034,700
8/31/16	$1,076,071	$1,159,931	$1,071,118	$1,060,400
9/30/16	$1,084,680	$1,160,150	$1,083,050	$1,068,800
10/31/16	$1,044,865	$1,138,988	$1,031,562	$1,033,600
11/30/16	$1,175,070	$1,181,170	$1,146,591	$1,170,800
12/31/16	$1,213,536	$1,204,517	$1,178,719	$1,219,200
1/31/17	$1,210,268	$1,227,363	$1,183,363	$1,210,500
2/28/17	$1,217,894	$1,276,096	$1,206,202	$1,228,000
3/31/17	$1,208,090	$1,277,585	$1,207,782	$1,217,600
4/30/17	$1,215,715	$1,290,705	$1,221,031	$1,222,400
5/31/17	$1,178,677	$1,308,869	$1,196,195	$1,184,300
6/30/17	$1,209,179	$1,317,038	$1,237,548	$1,225,700
7/31/17	$1,218,983	$1,344,120	$1,246,743	$1,233,500
8/31/17	$1,189,571	$1,348,235	$1,230,884	$1,203,200
9/30/17	$1,276,719	$1,376,046	$1,307,704	$1,288,400
10/31/17	$1,284,344	$1,408,157	$1,318,845	$1,290,100
11/30/17	$1,327,918	$1,451,345	$1,356,855	$1,327,400
12/31/17	$1,326,043	$1,467,482	$1,351,373	$1,314,700
1/31/18	$1,342,020	$1,551,501	$1,386,684	$1,330,900
2/28/18	$1,274,691	$1,494,317	$1,332,992	$1,264,400
3/31/18	$1,296,373	$1,456,342	$1,350,227	$1,280,000
4/30/18	$1,312,349	$1,461,930	$1,361,907	$1,302,200
5/31/18	$1,381,961	$1,497,136	$1,444,575	$1,378,000
6/30/18	$1,407,067	$1,506,351	$1,454,932	$1,386,300
7/31/18	$1,435,596	$1,562,408	$1,480,292	$1,410,800
8/31/18	$1,481,243	$1,613,319	$1,544,107	$1,444,400
9/30/18	$1,444,725	$1,622,502	$1,506,971	$1,408,600
10/31/18	$1,314,632	$1,511,604	$1,343,284	$1,282,400
11/30/18	$1,330,608	$1,542,408	$1,364,629	$1,303,100
12/31/18	$1,171,403	$1,403,142	$1,202,525	$1,145,600
1/31/19	$1,298,703	$1,515,584	$1,337,809	$1,270,900
2/28/19	$1,347,665	$1,564,247	$1,407,361	$1,320,300
3/31/19	$1,304,823	$1,594,643	$1,377,905	$1,282,200
4/30/19	$1,346,441	$1,659,210	$1,424,713	$1,330,700
5/31/19	$1,226,485	$1,553,770	$1,313,913	$1,222,000
6/30/19	$1,312,168	$1,663,274	$1,406,780	$1,299,900
7/31/19	$1,326,856	$1,687,179	$1,414,883	$1,302,000
8/31/19	$1,258,310	$1,660,453	$1,345,030	$1,229,300
9/30/19	$1,318,288	$1,691,521	$1,373,020	$1,292,400
10/31/19	$1,342,769	$1,728,159	$1,409,186	$1,323,700
11/30/19	$1,373,370	$1,790,889	$1,467,188	$1,354,700
12/31/19	$1,408,277	$1,844,942	$1,509,487	$1,402,100
1/31/20	$1,349,857	$1,844,219	$1,461,078	$1,326,500
2/29/20	$1,209,403	$1,692,404	$1,338,084	$1,197,600
3/31/20	$882,504	$1,483,370	$1,047,372	$902,100
4/30/20	$1,003,071	$1,673,529	$1,191,229	$1,013,400
5/31/20	$1,059,004	$1,753,236	$1,268,742	$1,042,500
6/30/20	$1,093,807	$1,788,103	$1,313,592	$1,072,700
7/31/20	$1,134,825	$1,888,925	$1,349,952	$1,094,800
8/31/20	$1,196,973	$2,024,702	$1,426,008	$1,153,800
9/30/20	$1,132,339	$1,947,770	$1,378,380	$1,100,100
10/31/20	$1,159,684	$1,895,972	$1,407,243	$1,139,500
11/30/20	$1,388,389	$2,103,512	$1,666,626	$1,359,500
12/31/20	$1,505,175	$2,184,389	$1,810,789	$1,467,100
1/31/21	$1,647,943	$2,162,335	$1,901,908	$1,544,300
2/28/21	$1,815,184	$2,221,962	$2,020,454	$1,689,400
3/31/21	$1,902,205	$2,319,274	$2,040,739	$1,777,700
4/30/21	$1,941,636	$2,443,050	$2,083,595	$1,813,700
5/31/21	$2,064,008	$2,460,114	$2,087,887	$1,870,100
6/30/21	$2,161,905	$2,517,545	$2,128,329	$1,858,800
7/31/21	$1,997,383	$2,577,349	$2,051,475	$1,792,300
8/31/21	$2,053,130	$2,655,715	$2,097,367	$1,840,300
9/30/21	$2,068,087	$2,532,198	$2,035,537	$1,803,400
10/31/21	$2,163,265	$2,709,608	$2,122,128	$1,872,200
11/30/21	$2,039,533	$2,690,834	$2,033,699	$1,808,200
12/31/21	$2,112,771	$2,811,426	$2,079,132	$1,881,900
1/31/22	$2,083,427	$2,665,943	$1,878,974	$1,772,200
2/28/22	$2,162,430	$2,586,121	$1,899,023	$1,801,600
3/31/22	$2,214,346	$2,682,143	$1,922,665	$1,836,800
4/30/22	$2,083,427	$2,448,255	$1,732,110	$1,694,300
5/31/22	$2,130,829	$2,452,747	$1,734,726	$1,726,800
6/30/22	$1,866,732	$2,250,288	$1,592,062	$1,556,200
7/31/22	$2,038,282	$2,457,774	$1,758,273	$1,706,900
8/31/22	$1,993,137	$2,357,541	$1,722,299	$1,652,900
9/30/22	$1,756,128	$2,140,415	$1,557,234	$1,484,500
10/31/22	$2,065,369	$2,313,706	$1,728,669	$1,671,300
11/30/22	$2,171,459	$2,443,005	$1,769,051	$1,722,400
12/31/22	$2,014,662	$2,302,253	$1,654,240	$1,609,400
1/31/23	$2,207,713	$2,446,912	$1,815,479	$1,763,000
2/28/23	$2,113,662	$2,387,210	$1,784,815	$1,722,300
3/31/23	$2,027,037	$2,474,855	$1,699,537	$1,598,800
4/30/23	$1,965,161	$2,513,484	$1,668,979	$1,558,900
5/31/23	$1,908,236	$2,524,409	$1,653,558	$1,528,300
6/30/23	$2,116,137	$2,691,210	$1,787,992	$1,649,700
7/31/23	$2,269,588	$2,777,665	$1,897,328	$1,774,200
8/31/23	$2,205,238	$2,733,440	$1,802,404	$1,688,800
9/30/23	$2,173,063	$2,603,115	$1,696,297	$1,600,900
10/31/23	$2,064,162	$2,548,381	$1,580,609	$1,505,400
11/30/23	$2,197,813	$2,781,113	$1,723,670	$1,640,900
12/31/23	$2,418,873	$2,907,461	$1,934,268	$1,845,100
1/31/24	$2,411,338	$2,956,318	$1,859,045	$1,761,300
2/29/24	$2,546,976	$3,114,172	$1,964,155	$1,818,900
3/31/24	$2,690,149	$3,214,370	$2,034,472	$1,898,600
4/30/24	$2,554,511	$3,083,080	$1,891,286	$1,777,600
5/31/24	$2,717,779	$3,235,954	$1,986,171	$1,860,800
6/30/24	$2,662,519	$3,352,066	$1,967,799	$1,829,400

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	25.82%	15.20%	10.29%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,186,677
# of Portfolio Holdings	189
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$2,893
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Consumer Staples	24.4%
Industrials	17.4%
Financials	14.8%
Information Technology	8.2%
Materials	7.8%
Real Estate	6.9%
Consumer Discretionary	6.5%
Energy	5.6%
Health Care	4.5%
Communication Services	2.8%
Short-Term Instruments	1.5%
Utilities	0.2%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PMJIX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2024

PES12158ARTSR_063024

I-2: PMJPX

PIMCO RAE US Small Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$68	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to, and security selection in, the consumer discretionary sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the Russell 2000® Value Index ("RUJ").

• Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund’s holdings outperformed the RUJ.

• Security selection in the materials sector contributed to relative returns, as the Fund’s holdings outperformed the RUJ.

• Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the RUJ.

• Security selection in the healthcare sector detracted from relative returns, as the Fund’s holdings underperformed the RUJ.

• Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the RUJ.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	I-2	S&P 500 Index	Russell 2000® Index	Russell 2000® Value Index
6/30/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/14	$943,522	$986,209	$939,470	$939,500
8/31/14	$985,404	$1,025,662	$986,058	$980,400
9/30/14	$928,968	$1,011,279	$926,412	$914,200
10/31/14	$993,586	$1,035,980	$987,481	$978,100
11/30/14	$992,400	$1,063,842	$988,369	$973,500
12/31/14	$1,025,477	$1,061,162	$1,016,538	$1,000,100
1/31/15	$978,217	$1,029,306	$983,836	$958,500
2/28/15	$1,035,087	$1,088,463	$1,042,246	$1,003,000
3/31/15	$1,051,588	$1,071,249	$1,060,402	$1,020,000
4/30/15	$1,032,494	$1,081,526	$1,033,362	$998,200
5/31/15	$1,043,025	$1,095,433	$1,056,954	$1,006,400
6/30/15	$1,049,969	$1,074,228	$1,064,870	$1,007,800
7/31/15	$1,027,742	$1,096,734	$1,052,496	$980,000
8/31/15	$980,112	$1,030,564	$986,358	$931,800
9/30/15	$928,249	$1,005,064	$937,967	$899,600
10/31/15	$984,346	$1,089,846	$990,812	$949,900
11/30/15	$1,007,631	$1,093,087	$1,023,043	$976,900
12/31/15	$953,367	$1,075,847	$971,676	$925,400
1/31/16	$888,805	$1,022,459	$886,237	$863,300
2/29/16	$899,565	$1,021,079	$886,201	$869,200
3/31/16	$973,811	$1,090,347	$956,929	$941,200
4/30/16	$992,104	$1,094,574	$971,943	$961,100
5/31/16	$993,180	$1,114,231	$993,831	$978,800
6/30/16	$999,636	$1,117,118	$993,205	$981,700
7/31/16	$1,053,438	$1,158,304	$1,052,509	$1,034,700
8/31/16	$1,072,806	$1,159,931	$1,071,118	$1,060,400
9/30/16	$1,082,491	$1,160,150	$1,083,050	$1,068,800
10/31/16	$1,042,677	$1,138,988	$1,031,562	$1,033,600
11/30/16	$1,171,802	$1,181,170	$1,146,591	$1,170,800
12/31/16	$1,210,944	$1,204,517	$1,178,719	$1,219,200
1/31/17	$1,207,677	$1,227,363	$1,183,363	$1,210,500
2/28/17	$1,215,300	$1,276,096	$1,206,202	$1,228,000
3/31/17	$1,204,411	$1,277,585	$1,207,782	$1,217,600
4/30/17	$1,212,033	$1,290,705	$1,221,031	$1,222,400
5/31/17	$1,175,008	$1,308,869	$1,196,195	$1,184,300
6/30/17	$1,205,499	$1,317,038	$1,237,548	$1,225,700
7/31/17	$1,215,300	$1,344,120	$1,246,743	$1,233,500
8/31/17	$1,185,898	$1,348,235	$1,230,884	$1,203,200
9/30/17	$1,271,927	$1,376,046	$1,307,704	$1,288,400
10/31/17	$1,280,639	$1,408,157	$1,318,845	$1,290,100
11/30/17	$1,323,109	$1,451,345	$1,356,855	$1,327,400
12/31/17	$1,320,677	$1,467,482	$1,351,373	$1,314,700
1/31/18	$1,336,643	$1,551,501	$1,386,684	$1,330,900
2/28/18	$1,269,355	$1,494,317	$1,332,992	$1,264,400
3/31/18	$1,292,165	$1,456,342	$1,350,227	$1,280,000
4/30/18	$1,306,991	$1,461,930	$1,361,907	$1,302,200
5/31/18	$1,376,560	$1,497,136	$1,444,575	$1,378,000
6/30/18	$1,401,651	$1,506,351	$1,454,932	$1,386,300
7/31/18	$1,429,022	$1,562,408	$1,480,292	$1,410,800
8/31/18	$1,474,642	$1,613,319	$1,544,107	$1,444,400
9/30/18	$1,438,146	$1,622,502	$1,506,971	$1,408,600
10/31/18	$1,309,272	$1,511,604	$1,343,284	$1,282,400
11/30/18	$1,324,098	$1,542,408	$1,364,629	$1,303,100
12/31/18	$1,166,182	$1,403,142	$1,202,525	$1,145,600
1/31/19	$1,293,446	$1,515,584	$1,337,809	$1,270,900
2/28/19	$1,341,171	$1,564,247	$1,407,361	$1,320,300
3/31/19	$1,298,341	$1,594,643	$1,377,905	$1,282,200
4/30/19	$1,339,947	$1,659,210	$1,424,713	$1,330,700
5/31/19	$1,221,248	$1,553,770	$1,313,913	$1,222,000
6/30/19	$1,305,683	$1,663,274	$1,406,780	$1,299,900
7/31/19	$1,320,368	$1,687,179	$1,414,883	$1,302,000
8/31/19	$1,251,841	$1,660,453	$1,345,030	$1,229,300
9/30/19	$1,310,578	$1,691,521	$1,373,020	$1,292,400
10/31/19	$1,335,052	$1,728,159	$1,409,186	$1,323,700
11/30/19	$1,365,644	$1,790,889	$1,467,188	$1,354,700
12/31/19	$1,400,941	$1,844,942	$1,509,487	$1,402,100
1/31/20	$1,342,568	$1,844,219	$1,461,078	$1,326,500
2/29/20	$1,202,226	$1,692,404	$1,338,084	$1,197,600
3/31/20	$878,072	$1,483,370	$1,047,372	$902,100
4/30/20	$996,059	$1,673,529	$1,191,229	$1,013,400
5/31/20	$1,053,190	$1,753,236	$1,268,742	$1,042,500
6/30/20	$1,087,965	$1,788,103	$1,313,592	$1,072,700
7/31/20	$1,127,708	$1,888,925	$1,349,952	$1,094,800
8/31/20	$1,188,564	$2,024,702	$1,426,008	$1,153,800
9/30/20	$1,125,224	$1,947,770	$1,378,380	$1,100,100
10/31/20	$1,151,305	$1,895,972	$1,407,243	$1,139,500
11/30/20	$1,378,585	$2,103,512	$1,666,626	$1,359,500
12/31/20	$1,495,799	$2,184,389	$1,810,789	$1,467,100
1/31/21	$1,635,733	$2,162,335	$1,901,908	$1,544,300
2/28/21	$1,802,838	$2,221,962	$2,020,454	$1,689,400
3/31/21	$1,888,429	$2,319,274	$2,040,739	$1,777,700
4/30/21	$1,927,828	$2,443,050	$2,083,595	$1,813,700
5/31/21	$2,048,741	$2,460,114	$2,087,887	$1,870,100
6/30/21	$2,146,559	$2,517,545	$2,128,329	$1,858,800
7/31/21	$1,982,171	$2,577,349	$2,051,475	$1,792,300
8/31/21	$2,037,873	$2,655,715	$2,097,367	$1,840,300
9/30/21	$2,052,817	$2,532,198	$2,035,537	$1,803,400
10/31/21	$2,147,918	$2,709,608	$2,122,128	$1,872,200
11/30/21	$2,024,287	$2,690,834	$2,033,699	$1,808,200
12/31/21	$2,095,343	$2,811,426	$2,079,132	$1,881,900
1/31/22	$2,068,160	$2,665,943	$1,878,974	$1,772,200
2/28/22	$2,145,178	$2,586,121	$1,899,023	$1,801,600
3/31/22	$2,197,279	$2,682,143	$1,922,665	$1,836,800
4/30/22	$2,068,160	$2,448,255	$1,732,110	$1,694,300
5/31/22	$2,113,465	$2,452,747	$1,734,726	$1,726,800
6/30/22	$1,852,963	$2,250,288	$1,592,062	$1,556,200
7/31/22	$2,022,856	$2,457,774	$1,758,273	$1,706,900
8/31/22	$1,975,286	$2,357,541	$1,722,299	$1,652,900
9/30/22	$1,741,966	$2,140,415	$1,557,234	$1,484,500
10/31/22	$2,047,773	$2,313,706	$1,728,669	$1,671,300
11/30/22	$2,154,239	$2,443,005	$1,769,051	$1,722,400
12/31/22	$1,998,526	$2,302,253	$1,654,240	$1,609,400
1/31/23	$2,189,927	$2,446,912	$1,815,479	$1,763,000
2/28/23	$2,097,955	$2,387,210	$1,784,815	$1,722,300
3/31/23	$2,008,469	$2,474,855	$1,699,537	$1,598,800
4/30/23	$1,948,812	$2,513,484	$1,668,979	$1,558,900
5/31/23	$1,891,640	$2,524,409	$1,653,558	$1,528,300
6/30/23	$2,097,955	$2,691,210	$1,787,992	$1,649,700
7/31/23	$2,249,585	$2,777,665	$1,897,328	$1,774,200
8/31/23	$2,184,956	$2,733,440	$1,802,404	$1,688,800
9/30/23	$2,152,641	$2,603,115	$1,696,297	$1,600,900
10/31/23	$2,045,755	$2,548,381	$1,580,609	$1,505,400
11/30/23	$2,177,499	$2,781,113	$1,723,670	$1,640,900
12/31/23	$2,396,127	$2,907,461	$1,934,268	$1,845,100
1/31/24	$2,388,560	$2,956,318	$1,859,045	$1,761,300
2/29/24	$2,522,239	$3,114,172	$1,964,155	$1,818,900
3/31/24	$2,663,484	$3,214,370	$2,034,472	$1,898,600
4/30/24	$2,529,806	$3,083,080	$1,891,286	$1,777,600
5/31/24	$2,691,229	$3,235,954	$1,986,171	$1,860,800
6/30/24	$2,635,740	$3,352,066	$1,967,799	$1,829,400

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
I-2	25.63%	15.08%	10.18%
S&P 500 Index	24.56%	15.05%	12.86%
Russell 2000® Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,186,677
# of Portfolio Holdings	189
Portfolio Turnover Rate	62%
Total Net Advisory Fees Paid During the Reporting Period	$2,893
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Allocation (% of Net Assets)Footnote Reference*

Consumer Staples	24.4%
Industrials	17.4%
Financials	14.8%
Information Technology	8.2%
Materials	7.8%
Real Estate	6.9%
Consumer Discretionary	6.5%
Energy	5.6%
Health Care	4.5%
Communication Services	2.8%
Short-Term Instruments	1.5%
Utilities	0.2%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

I-2: PMJPX

PIMCO RAE US Small Fund

Annual Shareholder Report |

June 30, 2024

PES12159ARTSR_063024

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

MFEM  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$50	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in financials contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging Markets Index.

• Underweight exposure to, and security selection in, consumer discretionary contributed to relative returns, as the sector underperformed the MSCI Emerging Markets Index and the Fund’s holdings outperformed the MSCI Emerging Markets Index.

• Overweight exposure to, and security selection in, utilities contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI Emerging Markets Index.

• Overweight exposure to, and security selection in, real estate detracted from relative returns, as the sector and Fund’s holdings underperformed the MSCI Emerging Markets Index.

• Underweight exposure to, and security selection in, information technology detracted from relative returns, as the sector outperformed the MSCI Emerging Markets Index and the Fund’s holdings underperformed the MSCI Emerging Markets Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI Emerging Markets Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	MSCI Emerging Markets Index	RAFI Dynamic Multi-Factor Emerging Markets Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$9,812	$9,965	$9,847
10/31/17	$10,052	$10,314	$10,116
11/30/17	$10,052	$10,335	$10,099
12/31/17	$10,434	$10,706	$10,502
1/31/18	$11,163	$11,598	$11,235
2/28/18	$10,654	$11,063	$10,767
3/31/18	$10,534	$10,858	$10,547
4/30/18	$10,367	$10,810	$10,476
5/31/18	$10,003	$10,427	$10,085
6/30/18	$9,601	$9,993	$9,673
7/31/18	$9,993	$10,213	$10,059
8/31/18	$9,670	$9,937	$9,735
9/30/18	$9,795	$9,884	$9,870
10/31/18	$9,027	$9,023	$9,083
11/30/18	$9,271	$9,395	$9,315
12/31/18	$9,105	$9,146	$9,156
1/31/19	$9,798	$9,947	$9,824
2/28/19	$9,707	$9,969	$9,775
3/31/19	$9,716	$10,053	$9,778
4/30/19	$9,879	$10,265	$9,950
5/31/19	$9,502	$9,520	$9,578
6/30/19	$10,036	$10,114	$10,107
7/31/19	$9,790	$9,990	$9,922
8/31/19	$9,382	$9,503	$9,472
9/30/19	$9,598	$9,685	$9,689
10/31/19	$9,897	$10,093	$10,006
11/30/19	$9,814	$10,079	$9,921
12/31/19	$10,470	$10,831	$10,559
1/31/20	$9,836	$10,326	$9,990
2/29/20	$9,130	$9,782	$9,167
3/31/20	$7,393	$8,275	$7,497
4/30/20	$8,158	$9,033	$8,281
5/31/20	$8,438	$9,102	$8,489
6/30/20	$8,850	$9,771	$8,926
7/31/20	$9,587	$10,645	$9,723
8/31/20	$9,673	$10,880	$9,812
9/30/20	$9,579	$10,705	$9,680
10/31/20	$9,630	$10,926	$9,738
11/30/20	$10,654	$11,936	$10,803
12/31/20	$11,728	$12,814	$11,929
1/31/21	$12,017	$13,207	$12,264
2/28/21	$12,276	$13,308	$12,514
3/31/21	$12,440	$13,107	$12,643
4/30/21	$12,885	$13,433	$13,213
5/31/21	$13,230	$13,745	$13,675
6/30/21	$13,412	$13,768	$13,699
7/31/21	$12,956	$12,842	$13,235
8/31/21	$13,238	$13,178	$13,594
9/30/21	$12,839	$12,654	$13,269
10/31/21	$12,940	$12,779	$13,243
11/30/21	$12,332	$12,258	$12,667
12/31/21	$13,032	$12,488	$13,447
1/31/22	$12,842	$12,252	$13,135
2/28/22	$12,169	$11,886	$12,649
3/31/22	$11,838	$11,617	$12,341
4/30/22	$11,201	$10,971	$11,744
5/31/22	$11,325	$11,019	$11,821
6/30/22	$10,327	$10,287	$10,705
7/31/22	$10,436	$10,262	$10,810
8/31/22	$10,453	$10,305	$10,942
9/30/22	$9,468	$9,097	$9,907
10/31/22	$9,501	$8,814	$9,880
11/30/22	$10,734	$10,121	$11,111
12/31/22	$10,502	$9,979	$10,961
1/31/23	$11,145	$10,767	$11,578
2/28/23	$10,598	$10,069	$11,061
3/31/23	$10,863	$10,374	$11,321
4/30/23	$10,953	$10,256	$11,410
5/31/23	$10,669	$10,084	$11,142
6/30/23	$11,152	$10,467	$11,613
7/31/23	$11,916	$11,119	$12,445
8/31/23	$11,261	$10,434	$11,781
9/30/23	$11,102	$10,161	$11,634
10/31/23	$10,605	$9,766	$11,077
11/30/23	$11,475	$10,548	$12,042
12/31/23	$12,009	$10,960	$12,662
1/31/24	$11,652	$10,451	$12,305
2/29/24	$12,115	$10,948	$12,791
3/31/24	$12,240	$11,219	$12,934
4/30/24	$12,259	$11,270	$13,006
5/31/24	$12,675	$11,333	$13,351
6/30/24	$12,934	$11,780	$13,687

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	15.97%	5.20%	3.84%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at Market Price)	14.75%	5.23%	3.79%
MSCI Emerging Markets Index	12.55%	3.10%	2.43%
RAFI Dynamic Multi-Factor Emerging Markets Index	17.86%	6.25%	4.70%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$105,002
# of Portfolio Holdings	776
Portfolio Turnover Rate	39%
Total Net Management Fees Paid During the Reporting Period	$450
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
China	25.0%
Taiwan	20.7%
India	16.8%
South Korea	13.1%
Brazil	5.4%
South Africa	2.8%
Thailand	2.3%
Saudi Arabia	2.0%
Malaysia	1.8%
Hong Kong	1.8%
Mexico	1.6%
Turkey	1.5%
Indonesia	0.9%
Poland	0.8%
Other Countries	3.5%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

Annual Shareholder Report |

June 30, 2024

MFEM  | Principal Listing Exchange: NYSE Arca

RAFI15672ARTSR_063024

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

MFDX  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$39	0.39%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in consumer staples contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE Index.

• Overweight exposure to, and security selection in, industrials contributed to relative returns, as the sector and the Fund’s holdings outperformed the MSCI EAFE Index.

• Security selection in consumer discretionary contributed to relative returns, as the Fund’s holdings outperformed the MSCI EAFE

    Index.

• Overweight exposure to, and security selection in, materials detracted from relative returns, as the sector and the Fund’s holdings underperformed the MSCI EAFE Index.

• Security selection in communication services detracted from relative returns, as the Fund’s holdings underperformed the MSCI EAFE

    Index.

• Underweight exposure to financials detracted from relative returns, as the sector outperformed the MSCI EAFE Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the MSCI EAFE Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	MSCI EAFE Index	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,276	$10,314	$10,364
10/31/17	$10,440	$10,470	$10,528
11/30/17	$10,544	$10,580	$10,659
12/31/17	$10,716	$10,750	$10,873
1/31/18	$11,220	$11,289	$11,368
2/28/18	$10,664	$10,779	$10,867
3/31/18	$10,600	$10,585	$10,674
4/30/18	$10,777	$10,827	$10,950
5/31/18	$10,596	$10,584	$10,754
6/30/18	$10,422	$10,454	$10,580
7/31/18	$10,647	$10,712	$10,781
8/31/18	$10,440	$10,505	$10,591
9/30/18	$10,558	$10,596	$10,702
10/31/18	$9,759	$9,753	$9,892
11/30/18	$9,772	$9,740	$9,874
12/31/18	$9,263	$9,267	$9,380
1/31/19	$9,876	$9,876	$10,005
2/28/19	$10,045	$10,128	$10,199
3/31/19	$10,128	$10,192	$10,267
4/30/19	$10,294	$10,479	$10,419
5/31/19	$9,858	$9,975	$9,997
6/30/19	$10,361	$10,567	$10,513
7/31/19	$10,172	$10,433	$10,409
8/31/19	$10,096	$10,163	$10,253
9/30/19	$10,360	$10,454	$10,514
10/31/19	$10,673	$10,830	$10,858
11/30/19	$10,791	$10,952	$10,966
12/31/19	$11,087	$11,308	$11,303
1/31/20	$10,852	$11,071	$11,115
2/29/20	$9,982	$10,071	$10,082
3/31/20	$8,468	$8,726	$8,646
4/30/20	$9,049	$9,290	$9,260
5/31/20	$9,555	$9,695	$9,695
6/30/20	$9,808	$10,025	$9,951
7/31/20	$10,067	$10,259	$10,256
8/31/20	$10,533	$10,786	$10,766
9/30/20	$10,356	$10,506	$10,554
10/31/20	$10,006	$10,086	$10,196
11/30/20	$11,289	$11,650	$11,583
12/31/20	$11,889	$12,191	$12,166
1/31/21	$11,758	$12,061	$12,097
2/28/21	$11,989	$12,332	$12,309
3/31/21	$12,327	$12,616	$12,650
4/30/21	$12,654	$12,995	$12,999
5/31/21	$13,146	$13,419	$13,478
6/30/21	$12,928	$13,268	$13,251
7/31/21	$12,998	$13,368	$13,287
8/31/21	$13,192	$13,604	$13,523
9/30/21	$12,880	$13,209	$13,271
10/31/21	$13,206	$13,534	$13,520
11/30/21	$12,562	$12,904	$12,836
12/31/21	$13,193	$13,565	$13,515
1/31/22	$13,028	$12,909	$13,226
2/28/22	$12,804	$12,681	$13,161
3/31/22	$12,750	$12,762	$13,194
4/30/22	$12,094	$11,937	$12,506
5/31/22	$12,436	$12,026	$12,758
6/30/22	$11,299	$10,910	$11,538
7/31/22	$11,713	$11,454	$11,939
8/31/22	$11,190	$10,910	$11,528
9/30/22	$10,113	$9,889	$10,400
10/31/22	$10,710	$10,421	$10,979
11/30/22	$11,939	$11,595	$12,032
12/31/22	$11,824	$11,604	$12,100
1/31/23	$12,663	$12,544	$12,912
2/28/23	$12,428	$12,282	$12,768
3/31/23	$12,681	$12,587	$12,955
4/30/23	$13,014	$12,942	$13,294
5/31/23	$12,402	$12,394	$12,624
6/30/23	$13,019	$12,958	$13,264
7/31/23	$13,441	$13,378	$13,745
8/31/23	$13,047	$12,865	$13,338
9/30/23	$12,667	$12,426	$12,966
10/31/23	$12,233	$11,922	$12,401
11/30/23	$13,207	$13,028	$13,487
12/31/23	$13,851	$13,721	$14,163
1/31/24	$13,760	$13,800	$14,210
2/29/24	$14,027	$14,052	$14,343
3/31/24	$14,541	$14,514	$14,897
4/30/24	$14,111	$14,143	$14,498
5/31/24	$14,814	$14,690	$15,062
6/30/24	$14,426	$14,453	$14,740

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	10.81%	6.85%	5.51%
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at Market Price)	10.82%	6.90%	5.47%
MSCI EAFE Index	11.54%	6.46%	5.54%
RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	11.13%	6.99%	5.84%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$253,544
# of Portfolio Holdings	1,185
Portfolio Turnover Rate	29%
Total Net Management Fees Paid During the Reporting Period	$779
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Japan	23.7%
United Kingdom	14.7%
Canada	8.0%
France	7.7%
Switzerland	7.3%
Germany	6.6%
Australia	5.1%
Netherlands	4.6%
Spain	3.8%
Italy	3.2%
Sweden	2.8%
Denmark	2.6%
Singapore	1.5%
Ireland	1.3%
Other Countries	6.6%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

Annual Shareholder Report |

June 30, 2024

MFDX  | Principal Listing Exchange: NYSE Arca

RAFI15673ARTSR_063024

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

MFUS  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$29	0.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in healthcare contributed to relative returns, as the Fund’s holdings outperformed the S&P 500 Index ("S&P 500").

• Overweight exposure to, and security selection in, energy contributed to relative returns, as the sector and the Fund’s holdings outperformed the S&P 500.

• Underweight exposure to, and security selection in, utilities contributed to relative returns, as the sector underperformed the S&P 500 and the Fund’s holdings outperformed the S&P 500.

• Underweight exposure to, and security selection in, information technology detracted from relative returns, as the sector outperformed the S&P 500 and the Fund’s holdings underperformed the S&P 500.

• Overweight exposure to consumer staples detracted from relative returns, as the sector underperformed the S&P 500.

• Underweight exposure to, and security selection in, communication services detracted from relative returns, as the sector outperformed the S&P 500 and the Fund’s holdings underperformed the S&P 500.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	S&P 500 Index	RAFI Dynamic Multi-Factor U.S. Index
8/31/17	$10,000	$10,000	$10,000
9/30/17	$10,332	$10,265	$10,392
10/31/17	$10,516	$10,505	$10,580
11/30/17	$10,940	$10,827	$11,013
12/31/17	$11,111	$10,947	$11,194
1/31/18	$11,721	$11,574	$11,810
2/28/18	$11,240	$11,147	$11,328
3/31/18	$11,030	$10,864	$11,114
4/30/18	$11,103	$10,906	$11,196
5/31/18	$11,334	$11,168	$11,431
6/30/18	$11,443	$11,237	$11,544
7/31/18	$11,746	$11,655	$11,855
8/31/18	$12,092	$12,035	$12,209
9/30/18	$12,153	$12,104	$12,274
10/31/18	$11,317	$11,276	$11,428
11/30/18	$11,472	$11,506	$11,587
12/31/18	$10,379	$10,467	$10,487
1/31/19	$11,174	$11,306	$11,293
2/28/19	$11,524	$11,669	$11,649
3/31/19	$11,660	$11,896	$11,795
4/30/19	$11,969	$12,377	$12,111
5/31/19	$11,312	$11,591	$11,449
6/30/19	$12,073	$12,408	$12,225
7/31/19	$12,222	$12,586	$12,380
8/31/19	$12,201	$12,387	$12,360
9/30/19	$12,450	$12,619	$12,618
10/31/19	$12,513	$12,892	$12,683
11/30/19	$12,845	$13,360	$13,027
12/31/19	$13,103	$13,763	$13,291
1/31/20	$12,910	$13,758	$13,099
2/29/20	$11,756	$12,625	$11,928
3/31/20	$9,929	$11,066	$10,062
4/30/20	$11,083	$12,484	$11,246
5/31/20	$11,650	$13,079	$11,820
6/30/20	$11,739	$13,339	$11,913
7/31/20	$12,314	$14,091	$12,506
8/31/20	$13,051	$15,104	$13,264
9/30/20	$12,698	$14,530	$12,905
10/31/20	$12,450	$14,144	$12,660
11/30/20	$13,982	$15,692	$14,225
12/31/20	$14,485	$16,295	$14,747
1/31/21	$14,434	$16,131	$14,697
2/28/21	$14,918	$16,576	$15,197
3/31/21	$15,579	$17,301	$15,875
4/30/21	$16,211	$18,225	$16,526
5/31/21	$16,598	$18,352	$16,928
6/30/21	$16,783	$18,781	$17,124
7/31/21	$16,791	$19,227	$17,137
8/31/21	$17,115	$19,811	$17,476
9/30/21	$16,597	$18,890	$16,946
10/31/21	$17,454	$20,213	$17,829
11/30/21	$17,138	$20,073	$17,507
12/31/21	$17,953	$20,973	$18,352
1/31/22	$17,435	$19,888	$17,822
2/28/22	$17,305	$19,292	$17,693
3/31/22	$17,931	$20,008	$18,343
4/30/22	$17,066	$18,264	$17,464
5/31/22	$17,350	$18,297	$17,761
6/30/22	$15,834	$16,787	$16,199
7/31/22	$16,816	$18,335	$17,215
8/31/22	$16,456	$17,587	$16,847
9/30/22	$15,003	$15,967	$15,355
10/31/22	$16,904	$17,260	$17,318
11/30/22	$17,796	$18,224	$18,235
12/31/22	$16,943	$17,174	$17,360
1/31/23	$17,668	$18,254	$18,101
2/28/23	$17,108	$17,808	$17,535
3/31/23	$17,032	$18,462	$17,457
4/30/23	$17,116	$18,750	$17,545
5/31/23	$16,429	$18,832	$16,841
6/30/23	$17,608	$20,076	$18,055
7/31/23	$18,164	$20,721	$18,626
8/31/23	$17,886	$20,391	$18,354
9/30/23	$17,221	$19,419	$17,671
10/31/23	$16,694	$19,011	$17,133
11/30/23	$17,989	$20,747	$18,469
12/31/23	$19,014	$21,689	$19,531
1/31/24	$19,418	$22,054	$19,951
2/29/24	$20,493	$23,231	$21,056
3/31/24	$21,386	$23,979	$21,976
4/30/24	$20,276	$22,999	$20,840
5/31/24	$21,113	$24,140	$21,702
6/30/24	$21,582	$25,006	$22,189

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	22.57%	12.32%	11.92%
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at Market Price)	22.39%	12.31%	11.91%
S&P 500 Index	24.56%	15.05%	14.35%
RAFI Dynamic Multi-Factor U.S. Index	22.90%	12.66%	12.37%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$147,940
# of Portfolio Holdings	813
Portfolio Turnover Rate	41%
Total Net Management Fees Paid During the Reporting Period	$380
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Consumer Staples	17.7%
Financials	17.6%
Information Technology	16.2%
Health Care	13.6%
Industrials	11.9%
Communication Services	7.7%
Energy	6.1%
Materials	3.5%
Consumer Discretionary	2.6%
Real Estate	1.7%
Utilities	0.9%
Short-Term Instruments	0.5%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

Annual Shareholder Report |

June 30, 2024

MFUS  | Principal Listing Exchange: NYSE Arca

RAFI15671ARTSR_063024

PIMCO RAFI ESG U.S. ETF

RAFE  | Principal Listing Exchange: NYSE Arca

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$29	0.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Security selection in financials contributed to relative returns, as the Fund’s holdings outperformed the S&P 500 Index.

• Underweight exposure to the utilities sector contributed to relative returns, as the sector underperformed the S&P 500 Index.

• No exposure to the energy sector contributed to relative returns, as the sector underperformed the S&P 500 Index.

• Security selection in the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the S&P

   500 Index.

• Overweight exposure to, and security selection in, the healthcare sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the S&P 500 Index.

• Security selection in the communication services sector detracted from relative returns, as the Fund’s holdings underperformed the

    S&P 500 Index.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	PIMCO RAFI ESG U.S. ETF (at NAV)	S&P 500 Index	RAFI ESG US Index
12/18/19	$10,000	$10,000	$10,000
12/31/19	$10,100	$10,126	$10,087
1/31/20	$9,796	$10,122	$9,787
2/29/20	$8,859	$9,288	$8,850
3/31/20	$7,510	$8,141	$7,499
4/30/20	$8,335	$9,185	$8,325
5/31/20	$8,650	$9,622	$8,647
6/30/20	$8,658	$9,814	$8,656
7/31/20	$8,931	$10,367	$8,932
8/31/20	$9,375	$11,112	$9,381
9/30/20	$9,180	$10,690	$9,186
10/31/20	$8,979	$10,406	$8,987
11/30/20	$10,216	$11,545	$10,234
12/31/20	$10,647	$11,989	$10,670
1/31/21	$10,655	$11,868	$10,681
2/28/21	$11,223	$12,195	$11,256
3/31/21	$12,010	$12,729	$12,055
4/30/21	$12,432	$13,408	$12,483
5/31/21	$12,791	$13,502	$12,848
6/30/21	$12,696	$13,817	$12,755
7/31/21	$12,833	$14,145	$12,896
8/31/21	$13,090	$14,575	$13,156
9/30/21	$12,596	$13,898	$12,663
10/31/21	$13,291	$14,871	$13,368
11/30/21	$13,083	$14,768	$13,158
12/31/21	$13,866	$15,430	$13,956
1/31/22	$13,481	$14,632	$13,570
2/28/22	$13,025	$14,193	$13,109
3/31/22	$13,180	$14,720	$13,273
4/30/22	$12,415	$13,437	$12,500
5/31/22	$12,600	$13,461	$12,693
6/30/22	$11,588	$12,350	$11,668
7/31/22	$12,229	$13,489	$12,319
8/31/22	$11,786	$12,939	$11,873
9/30/22	$10,725	$11,747	$10,800
10/31/22	$11,870	$12,698	$11,966
11/30/22	$12,626	$13,408	$12,736
12/31/22	$11,947	$12,636	$12,050
1/31/23	$12,545	$13,429	$12,650
2/28/23	$12,156	$13,102	$12,256
3/31/23	$12,362	$13,583	$12,473
4/30/23	$12,512	$13,795	$12,627
5/31/23	$12,310	$13,855	$12,424
6/30/23	$13,058	$14,770	$13,187
7/31/23	$13,468	$15,245	$13,604
8/31/23	$13,057	$15,002	$13,193
9/30/23	$12,557	$14,287	$12,688
10/31/23	$12,353	$13,986	$12,485
11/30/23	$13,468	$15,264	$13,603
12/31/23	$14,183	$15,957	$14,331
1/31/24	$14,323	$16,225	$14,476
2/29/24	$14,903	$17,092	$15,062
3/31/24	$15,496	$17,642	$15,668
4/30/24	$14,563	$16,921	$14,728
5/31/24	$15,132	$17,760	$15,312
6/30/24	$15,430	$18,397	$15,620

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Fund/Index Name	1 Year	Since Inception 12/18/19
PIMCO RAFI ESG U.S. ETF (at NAV)	18.17%	10.04%
PIMCO RAFI ESG U.S. ETF (at Market Price)	18.13%	9.95%
S&P 500 Index	24.56%	14.38%
RAFI ESG US Index	18.44%	10.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$52,835
# of Portfolio Holdings	246
Portfolio Turnover Rate	18%
Total Net Management Fees Paid During the Reporting Period	$124
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	31.0%
Health Care	18.8%
Financials	15.6%
Consumer Staples	14.1%
Communication Services	7.9%
Industrials	4.7%
Materials	4.2%
Real Estate	2.2%
Consumer Discretionary	0.6%
Short-Term Instruments	0.6%
Utilities	0.3%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.400.4ETF (888.400.4383). For tax information about the Fund, please visit: https://www.pimco.com/tax.

PIMCO RAFI ESG U.S. ETF

Annual Shareholder Report |

June 30, 2024

RAFE  | Principal Listing Exchange: NYSE Arca

RAFI15670ARTSR_063024

Class A: PPZAX

PIMCO REALPATH® Blend 2025 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2025 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,603	$9,600	$9,902
2/28/15	$9,745	$10,152	$10,243
3/31/15	$9,669	$9,991	$10,188
4/30/15	$9,745	$10,087	$10,276
5/31/15	$9,669	$10,217	$10,318
6/30/15	$9,468	$10,019	$10,146
7/31/15	$9,506	$10,229	$10,256
8/31/15	$9,108	$9,612	$9,813
9/30/15	$8,943	$9,374	$9,627
10/31/15	$9,285	$10,164	$10,087
11/30/15	$9,209	$10,195	$10,086
12/31/15	$9,074	$10,034	$9,920
1/31/16	$8,862	$9,536	$9,611
2/29/16	$8,852	$9,523	$9,593
3/31/16	$9,340	$10,169	$10,082
4/30/16	$9,446	$10,209	$10,157
5/31/16	$9,456	$10,392	$10,230
6/30/16	$9,610	$10,419	$10,284
7/31/16	$9,893	$10,803	$10,553
8/31/16	$9,923	$10,818	$10,572
9/30/16	$9,957	$10,820	$10,604
10/31/16	$9,811	$10,623	$10,434
11/30/16	$9,752	$11,016	$10,532
12/31/16	$9,869	$11,234	$10,695
1/31/17	$10,037	$11,447	$10,855
2/28/17	$10,245	$11,902	$11,065
3/31/17	$10,283	$11,915	$11,132
4/30/17	$10,392	$12,038	$11,255
5/31/17	$10,511	$12,207	$11,391
6/30/17	$10,557	$12,283	$11,443
7/31/17	$10,735	$12,536	$11,620
8/31/17	$10,815	$12,574	$11,644
9/30/17	$10,914	$12,834	$11,811
10/31/17	$11,044	$13,133	$11,960
11/30/17	$11,183	$13,536	$12,139
12/31/17	$11,337	$13,687	$12,251
1/31/18	$11,629	$14,470	$12,578
2/28/18	$11,267	$13,937	$12,227
3/31/18	$11,226	$13,583	$12,137
4/30/18	$11,216	$13,635	$12,179
5/31/18	$11,246	$13,963	$12,301
6/30/18	$11,228	$14,049	$12,287
7/31/18	$11,390	$14,572	$12,498
8/31/18	$11,450	$15,047	$12,636
9/30/18	$11,418	$15,132	$12,622
10/31/18	$10,902	$14,098	$12,008
11/30/18	$11,023	$14,385	$12,155
12/31/18	$10,656	$13,086	$11,636
1/31/19	$11,198	$14,135	$12,253
2/28/19	$11,334	$14,589	$12,471
3/31/19	$11,540	$14,872	$12,610
4/30/19	$11,718	$15,475	$12,872
5/31/19	$11,487	$14,491	$12,467
6/30/19	$11,906	$15,513	$12,988
7/31/19	$11,937	$15,736	$13,039
8/31/19	$12,011	$15,486	$12,970
9/30/19	$12,100	$15,776	$13,122
10/31/19	$12,248	$16,118	$13,322
11/30/19	$12,407	$16,703	$13,519
12/31/19	$12,625	$17,207	$13,774
1/31/20	$12,722	$17,200	$13,755
2/29/20	$12,356	$15,784	$13,156
3/31/20	$11,212	$13,835	$11,994
4/30/20	$11,978	$15,608	$12,850
5/31/20	$12,334	$16,352	$13,230
6/30/20	$12,606	$16,677	$13,462
7/31/20	$13,113	$17,617	$13,907
8/31/20	$13,491	$18,883	$14,303
9/30/20	$13,254	$18,166	$14,054
10/31/20	$13,092	$17,683	$13,890
11/30/20	$14,042	$19,618	$14,907
12/31/20	$14,457	$20,373	$15,320
1/31/21	$14,423	$20,167	$15,277
2/28/21	$14,491	$20,723	$15,467
3/31/21	$14,598	$21,631	$15,684
4/30/21	$15,041	$22,785	$16,107
5/31/21	$15,211	$22,944	$16,256
6/30/21	$15,402	$23,480	$16,380
7/31/21	$15,573	$24,038	$16,509
8/31/21	$15,768	$24,769	$16,728
9/30/21	$15,322	$23,617	$16,325
10/31/21	$15,746	$25,271	$16,769
11/30/21	$15,597	$25,096	$16,552
12/31/21	$15,965	$26,221	$16,954
1/31/22	$15,412	$24,864	$16,326
2/28/22	$15,082	$24,120	$16,102
3/31/22	$15,065	$25,015	$16,135
4/30/22	$14,170	$22,834	$15,251
5/31/22	$14,123	$22,876	$15,311
6/30/22	$13,287	$20,987	$14,513
7/31/22	$13,937	$22,922	$15,211
8/31/22	$13,476	$21,988	$14,788
9/30/22	$12,416	$19,963	$13,850
10/31/22	$12,724	$21,579	$14,310
11/30/22	$13,578	$22,785	$15,034
12/31/22	$13,212	$21,472	$14,728
1/31/23	$13,968	$22,821	$15,438
2/28/23	$13,541	$22,264	$15,128
3/31/23	$13,872	$23,082	$15,423
4/30/23	$13,970	$23,442	$15,568
5/31/23	$13,761	$23,544	$15,395
6/30/23	$14,139	$25,100	$15,812
7/31/23	$14,385	$25,906	$16,095
8/31/23	$14,066	$25,493	$15,846
9/30/23	$13,537	$24,278	$15,369
10/31/23	$13,191	$23,768	$15,039
11/30/23	$14,068	$25,938	$15,976
12/31/23	$14,713	$27,116	$16,641
1/31/24	$14,663	$27,572	$16,657
2/29/24	$14,801	$29,044	$16,888
3/31/24	$15,071	$29,979	$17,213
4/30/24	$14,578	$28,754	$16,779
5/31/24	$15,021	$30,180	$17,238
6/30/24	$15,181	$31,263	$17,438

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	7.36%	4.98%	5.12%
Class A (including sales charge)	1.45%	3.80%	4.49%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2025 Index	10.29%	6.07%	6.03%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$463,549
# of Portfolio Holdings	23
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	61.8%
Mutual Funds	37.5%
Short-Term Instruments	0.1%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	21.4%
PIMCO Total Return Fund	17.2%
Vanguard Developed Markets Index Fund 'Institutional'	10.8%
PIMCO Income Fund	10.8%
PIMCO Long-Term Real Return Fund	9.1%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	4.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.3%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.8%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PPZAX

PIMCO REALPATH® Blend 2025 Fund

Annual Shareholder Report |

June 30, 2024

PES8014ARTSR_063024

Institutional Class: PPZRX

PIMCO REALPATH® Blend 2025 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2025 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2025 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,016,000	$959,985	$990,161
2/28/15	$1,031,000	$1,015,157	$1,024,302
3/31/15	$1,024,000	$999,103	$1,018,763
4/30/15	$1,033,000	$1,008,687	$1,027,618
5/31/15	$1,025,000	$1,021,658	$1,031,762
6/30/15	$1,003,885	$1,001,881	$1,014,626
7/31/15	$1,008,910	$1,022,872	$1,025,640
8/31/15	$967,709	$961,158	$981,319
9/30/15	$950,161	$937,375	$962,729
10/31/15	$986,396	$1,016,447	$1,008,724
11/30/15	$979,350	$1,019,470	$1,008,634
12/31/15	$964,647	$1,003,391	$991,978
1/31/16	$943,119	$953,598	$961,096
2/29/16	$941,069	$952,312	$959,298
3/31/16	$994,859	$1,016,915	$1,008,222
4/30/16	$1,006,152	$1,020,857	$1,015,704
5/31/16	$1,007,179	$1,039,190	$1,023,032
6/30/16	$1,024,938	$1,041,882	$1,028,438
7/31/16	$1,055,113	$1,080,295	$1,055,307
8/31/16	$1,058,235	$1,081,812	$1,057,207
9/30/16	$1,062,950	$1,082,016	$1,060,353
10/31/16	$1,047,303	$1,062,279	$1,043,402
11/30/16	$1,041,044	$1,101,621	$1,053,179
12/31/16	$1,053,964	$1,123,395	$1,069,530
1/31/17	$1,071,936	$1,144,702	$1,085,541
2/28/17	$1,095,193	$1,190,154	$1,106,486
3/31/17	$1,099,315	$1,191,542	$1,113,213
4/30/17	$1,110,964	$1,203,779	$1,125,468
5/31/17	$1,125,791	$1,220,720	$1,139,142
6/30/17	$1,130,804	$1,228,339	$1,144,278
7/31/17	$1,149,952	$1,253,597	$1,161,958
8/31/17	$1,158,462	$1,257,434	$1,164,429
9/30/17	$1,170,199	$1,283,373	$1,181,129
10/31/17	$1,184,079	$1,313,321	$1,196,026
11/30/17	$1,200,094	$1,353,600	$1,213,934
12/31/17	$1,216,942	$1,368,650	$1,225,148
1/31/18	$1,248,257	$1,447,011	$1,257,845
2/28/18	$1,210,464	$1,393,678	$1,222,739
3/31/18	$1,207,224	$1,358,260	$1,213,724
4/30/18	$1,205,065	$1,363,472	$1,217,885
5/31/18	$1,210,464	$1,396,307	$1,230,123
6/30/18	$1,209,091	$1,404,901	$1,228,724
7/31/18	$1,226,441	$1,457,183	$1,249,783
8/31/18	$1,232,947	$1,504,666	$1,263,590
9/30/18	$1,230,578	$1,513,230	$1,262,189
10/31/18	$1,176,128	$1,409,800	$1,200,801
11/30/18	$1,189,196	$1,438,530	$1,215,478
12/31/18	$1,149,317	$1,308,644	$1,163,622
1/31/19	$1,208,862	$1,413,513	$1,225,290
2/28/19	$1,224,590	$1,458,898	$1,247,066
3/31/19	$1,246,939	$1,487,247	$1,261,030
4/30/19	$1,267,270	$1,547,466	$1,287,232
5/31/19	$1,242,422	$1,449,127	$1,246,678
6/30/19	$1,288,010	$1,551,256	$1,298,821
7/31/19	$1,292,557	$1,573,551	$1,303,926
8/31/19	$1,300,515	$1,548,625	$1,296,958
9/30/19	$1,310,124	$1,577,601	$1,312,216
10/31/19	$1,327,272	$1,611,771	$1,332,239
11/30/19	$1,344,421	$1,670,277	$1,351,904
12/31/19	$1,368,881	$1,720,689	$1,377,442
1/31/20	$1,380,561	$1,720,014	$1,375,462
2/29/20	$1,340,849	$1,578,424	$1,315,555
3/31/20	$1,216,777	$1,383,468	$1,199,353
4/30/20	$1,300,934	$1,560,821	$1,284,967
5/31/20	$1,340,676	$1,635,159	$1,322,972
6/30/20	$1,370,565	$1,667,678	$1,346,224
7/31/20	$1,425,575	$1,761,710	$1,390,654
8/31/20	$1,467,710	$1,888,343	$1,430,282
9/30/20	$1,442,051	$1,816,592	$1,405,363
10/31/20	$1,425,638	$1,768,282	$1,389,040
11/30/20	$1,529,981	$1,961,845	$1,490,689
12/31/20	$1,576,020	$2,037,275	$1,531,954
1/31/21	$1,572,369	$2,016,707	$1,527,659
2/28/21	$1,580,888	$2,072,317	$1,546,692
3/31/21	$1,592,782	$2,163,076	$1,568,416
4/30/21	$1,640,899	$2,278,516	$1,610,714
5/31/21	$1,661,873	$2,294,430	$1,625,647
6/30/21	$1,682,119	$2,347,993	$1,637,970
7/31/21	$1,702,055	$2,403,770	$1,650,859
8/31/21	$1,724,483	$2,476,858	$1,672,828
9/30/21	$1,676,140	$2,361,660	$1,632,541
10/31/21	$1,722,422	$2,527,122	$1,676,947
11/30/21	$1,707,412	$2,509,612	$1,655,230
12/31/21	$1,748,465	$2,622,083	$1,695,377
1/31/22	$1,688,129	$2,486,398	$1,632,647
2/28/22	$1,653,468	$2,411,951	$1,610,243
3/31/22	$1,652,212	$2,501,506	$1,613,529
4/30/22	$1,553,131	$2,283,370	$1,525,135
5/31/22	$1,550,557	$2,287,559	$1,531,079
6/30/22	$1,457,344	$2,098,736	$1,451,295
7/31/22	$1,530,986	$2,292,248	$1,521,109
8/31/22	$1,480,599	$2,198,766	$1,478,772
9/30/22	$1,364,324	$1,996,263	$1,384,975
10/31/22	$1,399,373	$2,157,883	$1,431,042
11/30/22	$1,492,838	$2,278,474	$1,503,369
12/31/22	$1,454,002	$2,147,201	$1,472,795
1/31/23	$1,536,934	$2,282,118	$1,543,807
2/28/23	$1,491,455	$2,226,437	$1,512,761
3/31/23	$1,527,673	$2,308,179	$1,542,346
4/30/23	$1,539,786	$2,344,206	$1,556,845
5/31/23	$1,516,905	$2,354,395	$1,539,518
6/30/23	$1,558,780	$2,509,962	$1,581,163
7/31/23	$1,587,146	$2,590,595	$1,609,499
8/31/23	$1,552,027	$2,549,349	$1,584,607
9/30/23	$1,495,156	$2,427,801	$1,536,922
10/31/23	$1,457,097	$2,376,753	$1,503,910
11/30/23	$1,553,603	$2,593,811	$1,597,557
12/31/23	$1,626,586	$2,711,650	$1,664,095
1/31/24	$1,621,062	$2,757,216	$1,665,661
2/29/24	$1,636,251	$2,904,440	$1,688,779
3/31/24	$1,667,579	$2,997,889	$1,721,289
4/30/24	$1,613,247	$2,875,441	$1,677,853
5/31/24	$1,663,399	$3,018,019	$1,723,839
6/30/24	$1,681,495	$3,126,312	$1,743,800

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	7.87%	5.48%	5.63%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2025 Index	10.29%	6.07%	6.03%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$463,549
# of Portfolio Holdings	23
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$44
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	61.8%
Mutual Funds	37.5%
Short-Term Instruments	0.1%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	21.4%
PIMCO Total Return Fund	17.2%
Vanguard Developed Markets Index Fund 'Institutional'	10.8%
PIMCO Income Fund	10.8%
PIMCO Long-Term Real Return Fund	9.1%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	4.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.3%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.8%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PPZRX

PIMCO REALPATH® Blend 2025 Fund

Annual Shareholder Report |

June 30, 2024

PES2121ARTSR_063024

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2030 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,584	$9,600	$9,876
2/28/15	$9,754	$10,152	$10,257
3/31/15	$9,669	$9,991	$10,195
4/30/15	$9,773	$10,087	$10,294
5/31/15	$9,698	$10,217	$10,343
6/30/15	$9,477	$10,019	$10,163
7/31/15	$9,496	$10,229	$10,278
8/31/15	$9,041	$9,612	$9,792
9/30/15	$8,851	$9,374	$9,585
10/31/15	$9,250	$10,164	$10,087
11/30/15	$9,155	$10,195	$10,090
12/31/15	$9,009	$10,034	$9,909
1/31/16	$8,768	$9,536	$9,560
2/29/16	$8,739	$9,523	$9,532
3/31/16	$9,323	$10,169	$10,060
4/30/16	$9,420	$10,209	$10,139
5/31/16	$9,439	$10,392	$10,220
6/30/16	$9,585	$10,419	$10,263
7/31/16	$9,896	$10,803	$10,555
8/31/16	$9,925	$10,818	$10,577
9/30/16	$9,965	$10,820	$10,610
10/31/16	$9,800	$10,623	$10,429
11/30/16	$9,781	$11,016	$10,558
12/31/16	$9,927	$11,234	$10,736
1/31/17	$10,115	$11,447	$10,911
2/28/17	$10,353	$11,902	$11,138
3/31/17	$10,393	$11,915	$11,214
4/30/17	$10,512	$12,038	$11,343
5/31/17	$10,651	$12,207	$11,490
6/30/17	$10,701	$12,283	$11,551
7/31/17	$10,909	$12,536	$11,750
8/31/17	$10,979	$12,574	$11,768
9/30/17	$11,106	$12,834	$11,967
10/31/17	$11,256	$13,133	$12,141
11/30/17	$11,415	$13,536	$12,350
12/31/17	$11,575	$13,687	$12,474
1/31/18	$11,928	$14,470	$12,871
2/28/18	$11,514	$13,937	$12,470
3/31/18	$11,454	$13,583	$12,356
4/30/18	$11,454	$13,635	$12,412
5/31/18	$11,514	$13,963	$12,548
6/30/18	$11,488	$14,049	$12,529
7/31/18	$11,701	$14,572	$12,778
8/31/18	$11,781	$15,047	$12,932
9/30/18	$11,759	$15,132	$12,924
10/31/18	$11,150	$14,098	$12,200
11/30/18	$11,292	$14,385	$12,366
12/31/18	$10,799	$13,086	$11,727
1/31/19	$11,440	$14,135	$12,435
2/28/19	$11,608	$14,589	$12,692
3/31/19	$11,827	$14,872	$12,828
4/30/19	$12,060	$15,475	$13,138
5/31/19	$11,711	$14,491	$12,627
6/30/19	$12,209	$15,513	$13,226
7/31/19	$12,252	$15,736	$13,280
8/31/19	$12,252	$15,486	$13,149
9/30/19	$12,381	$15,776	$13,341
10/31/19	$12,573	$16,118	$13,575
11/30/19	$12,766	$16,703	$13,809
12/31/19	$13,039	$17,207	$14,116
1/31/20	$13,082	$17,200	$14,053
2/29/20	$12,560	$15,784	$13,305
3/31/20	$11,188	$13,835	$11,945
4/30/20	$12,048	$15,608	$12,911
5/31/20	$12,462	$16,352	$13,348
6/30/20	$12,747	$16,677	$13,611
7/31/20	$13,270	$17,617	$14,105
8/31/20	$13,727	$18,883	$14,593
9/30/20	$13,445	$18,166	$14,294
10/31/20	$13,270	$17,683	$14,105
11/30/20	$14,349	$19,618	$15,303
12/31/20	$14,826	$20,373	$15,797
1/31/21	$14,793	$20,167	$15,755
2/28/21	$14,938	$20,723	$16,019
3/31/21	$15,095	$21,631	$16,309
4/30/21	$15,605	$22,785	$16,807
5/31/21	$15,797	$22,944	$16,984
6/30/21	$16,002	$23,480	$17,110
7/31/21	$16,173	$24,038	$17,238
8/31/21	$16,413	$24,769	$17,507
9/30/21	$15,885	$23,617	$17,032
10/31/21	$16,412	$25,271	$17,570
11/30/21	$16,217	$25,096	$17,293
12/31/21	$16,662	$26,221	$17,789
1/31/22	$16,028	$24,864	$17,067
2/28/22	$15,664	$24,120	$16,817
3/31/22	$15,721	$25,015	$16,912
4/30/22	$14,698	$22,834	$15,905
5/31/22	$14,663	$22,876	$15,969
6/30/22	$13,694	$20,987	$15,015
7/31/22	$14,449	$22,922	$15,833
8/31/22	$13,930	$21,988	$15,350
9/30/22	$12,758	$19,963	$14,267
10/31/22	$13,184	$21,579	$14,848
11/30/22	$14,130	$22,785	$15,683
12/31/22	$13,695	$21,472	$15,305
1/31/23	$14,544	$22,821	$16,129
2/28/23	$14,083	$22,264	$15,781
3/31/23	$14,427	$23,082	$16,097
4/30/23	$14,561	$23,442	$16,264
5/31/23	$14,329	$23,544	$16,065
6/30/23	$14,831	$25,100	$16,611
7/31/23	$15,149	$25,906	$16,971
8/31/23	$14,770	$25,493	$16,672
9/30/23	$14,195	$24,278	$16,116
10/31/23	$13,803	$23,768	$15,731
11/30/23	$14,783	$25,938	$16,812
12/31/23	$15,506	$27,116	$17,569
1/31/24	$15,443	$27,572	$17,583
2/29/24	$15,705	$29,044	$17,927
3/31/24	$16,047	$29,979	$18,318
4/30/24	$15,497	$28,754	$17,805
5/31/24	$16,022	$30,180	$18,352
6/30/24	$16,213	$31,263	$18,579

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	9.31%	5.84%	5.85%
Class A (including sales charge)	3.28%	4.64%	5.22%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2030 Index	11.85%	7.03%	6.74%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$619,096
# of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid During the Reporting Period	$57
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	51.1%
Affiliated Investments	48.4%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	29.2%
Vanguard Developed Markets Index Fund 'Institutional'	14.6%
PIMCO Total Return Fund	11.0%
PIMCO Long-Term Real Return Fund	8.4%
PIMCO Long-Term U.S. Government Fund	7.6%
PIMCO Income Fund	7.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.5%
PIMCO Real Return Fund	3.9%
PIMCO Emerging Markets Local Currency and Bond Fund	2.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.8%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.18% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PBPAX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report |

June 30, 2024

PES8015ARTSR_063024

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2030 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,014,000	$959,985	$987,556
2/28/15	$1,033,000	$1,015,157	$1,025,720
3/31/15	$1,024,000	$999,103	$1,019,492
4/30/15	$1,036,000	$1,008,687	$1,029,416
5/31/15	$1,028,000	$1,021,658	$1,034,308
6/30/15	$1,004,901	$1,001,881	$1,016,275
7/31/15	$1,007,915	$1,022,872	$1,027,756
8/31/15	$959,680	$961,158	$979,249
9/30/15	$940,423	$937,375	$958,519
10/31/15	$982,712	$1,016,447	$1,008,733
11/30/15	$973,650	$1,019,470	$1,008,974
12/31/15	$958,130	$1,003,391	$990,920
1/31/16	$932,484	$953,598	$956,011
2/29/16	$930,432	$952,312	$953,227
3/31/16	$992,559	$1,016,915	$1,005,974
4/30/16	$1,003,861	$1,020,857	$1,013,909
5/31/16	$1,005,916	$1,039,190	$1,021,957
6/30/16	$1,021,727	$1,041,882	$1,026,277
7/31/16	$1,055,888	$1,080,295	$1,055,464
8/31/16	$1,058,994	$1,081,812	$1,057,703
9/30/16	$1,062,649	$1,082,016	$1,061,034
10/31/16	$1,047,098	$1,062,279	$1,042,942
11/30/16	$1,045,024	$1,101,621	$1,055,772
12/31/16	$1,061,475	$1,123,395	$1,073,623
1/31/17	$1,081,583	$1,144,702	$1,091,146
2/28/17	$1,106,982	$1,190,154	$1,113,793
3/31/17	$1,111,215	$1,191,542	$1,121,392
4/30/17	$1,123,914	$1,203,779	$1,134,289
5/31/17	$1,139,789	$1,220,720	$1,148,971
6/30/17	$1,146,405	$1,228,339	$1,155,098
7/31/17	$1,167,615	$1,253,597	$1,175,032
8/31/17	$1,176,099	$1,257,434	$1,176,794
9/30/17	$1,189,780	$1,283,373	$1,196,712
10/31/17	$1,206,823	$1,313,321	$1,214,052
11/30/17	$1,224,931	$1,353,600	$1,235,009
12/31/17	$1,242,470	$1,368,650	$1,247,429
1/31/18	$1,280,318	$1,447,011	$1,287,105
2/28/18	$1,237,064	$1,393,678	$1,246,998
3/31/18	$1,230,576	$1,358,260	$1,235,621
4/30/18	$1,231,657	$1,363,472	$1,241,227
5/31/18	$1,238,145	$1,396,307	$1,254,821
6/30/18	$1,235,893	$1,404,901	$1,252,915
7/31/18	$1,259,765	$1,457,183	$1,277,848
8/31/18	$1,268,445	$1,504,666	$1,293,168
9/30/18	$1,265,867	$1,513,230	$1,292,363
10/31/18	$1,201,593	$1,409,800	$1,220,023
11/30/18	$1,217,934	$1,438,530	$1,236,593
12/31/18	$1,164,581	$1,308,644	$1,172,683
1/31/19	$1,233,551	$1,413,513	$1,243,504
2/28/19	$1,252,772	$1,458,898	$1,269,206
3/31/19	$1,276,529	$1,487,247	$1,282,805
4/30/19	$1,302,673	$1,547,466	$1,313,782
5/31/19	$1,265,161	$1,449,127	$1,262,676
6/30/19	$1,320,369	$1,551,256	$1,322,579
7/31/19	$1,324,946	$1,573,551	$1,328,002
8/31/19	$1,326,090	$1,548,625	$1,314,921
9/30/19	$1,340,070	$1,577,601	$1,334,113
10/31/19	$1,361,944	$1,611,771	$1,357,516
11/30/19	$1,382,667	$1,670,277	$1,380,947
12/31/19	$1,412,796	$1,720,689	$1,411,627
1/31/20	$1,418,673	$1,720,014	$1,405,281
2/29/20	$1,363,430	$1,578,424	$1,330,545
3/31/20	$1,214,866	$1,383,468	$1,194,518
4/30/20	$1,308,950	$1,560,821	$1,291,110
5/31/20	$1,353,641	$1,635,159	$1,334,776
6/30/20	$1,386,164	$1,667,678	$1,361,060
7/31/20	$1,442,694	$1,761,710	$1,410,473
8/31/20	$1,492,157	$1,888,343	$1,459,255
9/30/20	$1,462,870	$1,816,592	$1,429,356
10/31/20	$1,443,994	$1,768,282	$1,410,528
11/30/20	$1,561,968	$1,961,845	$1,530,312
12/31/20	$1,614,610	$2,037,275	$1,579,734
1/31/21	$1,612,182	$2,016,707	$1,575,517
2/28/21	$1,627,964	$2,072,317	$1,601,880
3/31/21	$1,646,611	$2,163,076	$1,630,855
4/30/21	$1,701,907	$2,278,516	$1,680,717
5/31/21	$1,724,026	$2,294,430	$1,698,372
6/30/21	$1,747,017	$2,347,993	$1,711,030
7/31/21	$1,766,855	$2,403,770	$1,723,764
8/31/21	$1,794,133	$2,476,858	$1,750,744
9/30/21	$1,737,049	$2,361,660	$1,703,215
10/31/21	$1,794,287	$2,527,122	$1,757,043
11/30/21	$1,774,378	$2,509,612	$1,729,263
12/31/21	$1,823,840	$2,622,083	$1,778,869
1/31/22	$1,754,823	$2,486,398	$1,706,694
2/28/22	$1,715,202	$2,411,951	$1,681,739
3/31/22	$1,723,157	$2,501,506	$1,691,171
4/30/22	$1,610,415	$2,283,370	$1,590,459
5/31/22	$1,607,852	$2,287,559	$1,596,940
6/30/22	$1,502,921	$2,098,736	$1,501,520
7/31/22	$1,585,203	$2,292,248	$1,583,279
8/31/22	$1,528,634	$2,198,766	$1,535,042
9/30/22	$1,401,844	$1,996,263	$1,426,746
10/31/22	$1,448,314	$2,157,883	$1,484,839
11/30/22	$1,552,871	$2,278,474	$1,568,316
12/31/22	$1,504,999	$2,147,201	$1,530,454
1/31/23	$1,599,145	$2,282,118	$1,612,944
2/28/23	$1,548,757	$2,226,437	$1,578,125
3/31/23	$1,587,729	$2,308,179	$1,609,717
4/30/23	$1,602,393	$2,344,206	$1,626,386
5/31/23	$1,578,397	$2,354,395	$1,606,511
6/30/23	$1,633,772	$2,509,962	$1,661,147
7/31/23	$1,669,870	$2,590,595	$1,697,128
8/31/23	$1,628,424	$2,549,349	$1,667,202
9/30/23	$1,565,411	$2,427,801	$1,611,626
10/31/23	$1,522,413	$2,376,753	$1,573,140
11/30/23	$1,632,596	$2,593,811	$1,681,246
12/31/23	$1,711,254	$2,711,650	$1,756,918
1/31/24	$1,705,796	$2,757,216	$1,758,280
2/29/24	$1,735,818	$2,904,440	$1,792,725
3/31/24	$1,773,687	$2,997,889	$1,831,784
4/30/24	$1,713,236	$2,875,441	$1,780,523
5/31/24	$1,772,313	$3,018,019	$1,835,222
6/30/24	$1,795,255	$3,126,312	$1,857,937

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	9.88%	6.34%	6.36%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2030 Index	11.85%	7.03%	6.74%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$619,096
# of Portfolio Holdings	24
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid During the Reporting Period	$57
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	51.1%
Affiliated Investments	48.4%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	29.2%
Vanguard Developed Markets Index Fund 'Institutional'	14.6%
PIMCO Total Return Fund	11.0%
PIMCO Long-Term Real Return Fund	8.4%
PIMCO Long-Term U.S. Government Fund	7.6%
PIMCO Income Fund	7.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.5%
PIMCO Real Return Fund	3.9%
PIMCO Emerging Markets Local Currency and Bond Fund	2.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.8%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.18% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PBPNX

PIMCO REALPATH® Blend 2030 Fund

Annual Shareholder Report |

June 30, 2024

PES2122ARTSR_063024

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2035 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,546	$9,600	$9,850
2/28/15	$9,773	$10,152	$10,269
3/31/15	$9,679	$9,991	$10,201
4/30/15	$9,811	$10,087	$10,310
5/31/15	$9,735	$10,217	$10,366
6/30/15	$9,513	$10,019	$10,178
7/31/15	$9,523	$10,229	$10,297
8/31/15	$9,001	$9,612	$9,773
9/30/15	$8,790	$9,374	$9,546
10/31/15	$9,236	$10,164	$10,087
11/30/15	$9,141	$10,195	$10,092
12/31/15	$8,986	$10,034	$9,899
1/31/16	$8,679	$9,536	$9,512
2/29/16	$8,650	$9,523	$9,475
3/31/16	$9,287	$10,169	$10,037
4/30/16	$9,373	$10,209	$10,121
5/31/16	$9,402	$10,392	$10,208
6/30/16	$9,533	$10,419	$10,240
7/31/16	$9,842	$10,803	$10,554
8/31/16	$9,861	$10,818	$10,580
9/30/16	$9,899	$10,820	$10,615
10/31/16	$9,735	$10,623	$10,423
11/30/16	$9,755	$11,016	$10,582
12/31/16	$9,926	$11,234	$10,775
1/31/17	$10,112	$11,447	$10,965
2/28/17	$10,367	$11,902	$11,209
3/31/17	$10,416	$11,915	$11,293
4/30/17	$10,534	$12,038	$11,429
5/31/17	$10,681	$12,207	$11,586
6/30/17	$10,740	$12,283	$11,657
7/31/17	$10,956	$12,536	$11,880
8/31/17	$11,025	$12,574	$11,891
9/30/17	$11,167	$12,834	$12,121
10/31/17	$11,334	$13,133	$12,317
11/30/17	$11,511	$13,536	$12,554
12/31/17	$11,669	$13,687	$12,691
1/31/18	$12,069	$14,470	$13,159
2/28/18	$11,639	$13,937	$12,710
3/31/18	$11,549	$13,583	$12,571
4/30/18	$11,569	$13,635	$12,642
5/31/18	$11,639	$13,963	$12,786
6/30/18	$11,606	$14,049	$12,762
7/31/18	$11,846	$14,572	$13,047
8/31/18	$11,936	$15,047	$13,214
9/30/18	$11,916	$15,132	$13,211
10/31/18	$11,244	$14,098	$12,385
11/30/18	$11,414	$14,385	$12,568
12/31/18	$10,822	$13,086	$11,818
1/31/19	$11,526	$14,135	$12,608
2/28/19	$11,725	$14,589	$12,902
3/31/19	$11,926	$14,872	$13,031
4/30/19	$12,201	$15,475	$13,385
5/31/19	$11,757	$14,491	$12,774
6/30/19	$12,320	$15,513	$13,446
7/31/19	$12,352	$15,736	$13,503
8/31/19	$12,288	$15,486	$13,313
9/30/19	$12,445	$15,776	$13,543
10/31/19	$12,669	$16,118	$13,812
11/30/19	$12,893	$16,703	$14,080
12/31/19	$13,210	$17,207	$14,438
1/31/20	$13,188	$17,200	$14,331
2/29/20	$12,547	$15,784	$13,437
3/31/20	$11,016	$13,835	$11,883
4/30/20	$11,928	$15,608	$12,949
5/31/20	$12,374	$16,352	$13,435
6/30/20	$12,683	$16,677	$13,731
7/31/20	$13,215	$17,617	$14,280
8/31/20	$13,737	$18,883	$14,870
9/30/20	$13,432	$18,166	$14,514
10/31/20	$13,226	$17,683	$14,300
11/30/20	$14,422	$19,618	$15,699
12/31/20	$14,948	$20,373	$16,285
1/31/21	$14,903	$20,167	$16,245
2/28/21	$15,125	$20,723	$16,598
3/31/21	$15,372	$21,631	$16,973
4/30/21	$15,930	$22,785	$17,558
5/31/21	$16,153	$22,944	$17,764
6/30/21	$16,357	$23,480	$17,898
7/31/21	$16,514	$24,038	$18,022
8/31/21	$16,807	$24,769	$18,358
9/30/21	$16,220	$23,617	$17,789
10/31/21	$16,840	$25,271	$18,451
11/30/21	$16,580	$25,096	$18,100
12/31/21	$17,121	$26,221	$18,716
1/31/22	$16,438	$24,864	$17,881
2/28/22	$16,034	$24,120	$17,592
3/31/22	$16,172	$25,015	$17,775
4/30/22	$15,062	$22,834	$16,615
5/31/22	$15,062	$22,876	$16,686
6/30/22	$13,991	$20,987	$15,545
7/31/22	$14,848	$22,922	$16,501
8/31/22	$14,292	$21,988	$15,947
9/30/22	$13,024	$19,963	$14,690
10/31/22	$13,581	$21,579	$15,406
11/30/22	$14,626	$22,785	$16,377
12/31/22	$14,138	$21,472	$15,911
1/31/23	$15,066	$22,821	$16,877
2/28/23	$14,590	$22,264	$16,479
3/31/23	$14,963	$23,082	$16,815
4/30/23	$15,118	$23,442	$17,009
5/31/23	$14,892	$23,544	$16,778
6/30/23	$15,501	$25,100	$17,468
7/31/23	$15,895	$25,906	$17,917
8/31/23	$15,478	$25,493	$17,556
9/30/23	$14,855	$24,278	$16,920
10/31/23	$14,436	$23,768	$16,476
11/30/23	$15,537	$25,938	$17,714
12/31/23	$16,299	$27,116	$18,557
1/31/24	$16,250	$27,572	$18,581
2/29/24	$16,639	$29,044	$19,059
3/31/24	$17,047	$29,979	$19,527
4/30/24	$16,449	$28,754	$18,941
5/31/24	$17,059	$30,180	$19,586
6/30/24	$17,285	$31,263	$19,835

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	11.51%	7.01%	6.56%
Class A (including sales charge)	5.35%	5.80%	5.93%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2035 Index	13.55%	8.09%	7.48%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$648,938
# of Portfolio Holdings	18
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$116
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	62.6%
Affiliated Investments	37.2%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	35.2%
Vanguard Developed Markets Index Fund 'Institutional'	17.6%
PIMCO Total Return Fund	8.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.0%
PIMCO Long-Term Real Return Fund	6.3%
PIMCO Income Fund	5.5%
PIMCO Long-Term U.S. Government Fund	5.3%
PIMCO Real Return Fund	2.9%
Vanguard Small-Cap Index Fund 'Institutional'	2.8%
PIMCO Emerging Markets Local Currency and Bond Fund	2.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PDGAX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report |

June 30, 2024

PES8016ARTSR_063024

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$4	0.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2035 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,011,000	$959,985	$985,036
2/28/15	$1,035,000	$1,015,157	$1,026,942
3/31/15	$1,025,000	$999,103	$1,020,112
4/30/15	$1,040,000	$1,008,687	$1,030,995
5/31/15	$1,033,000	$1,021,658	$1,036,612
6/30/15	$1,008,878	$1,001,881	$1,017,760
7/31/15	$1,010,888	$1,022,872	$1,029,656
8/31/15	$955,621	$961,158	$977,284
9/30/15	$934,192	$937,375	$954,615
10/31/15	$981,505	$1,016,447	$1,008,704
11/30/15	$972,445	$1,019,470	$1,009,244
12/31/15	$954,983	$1,003,391	$989,920
1/31/16	$923,253	$953,598	$951,248
2/29/16	$920,182	$952,312	$947,531
3/31/16	$988,094	$1,016,915	$1,003,729
4/30/16	$998,343	$1,020,857	$1,012,083
5/31/16	$1,001,418	$1,039,190	$1,020,810
6/30/16	$1,015,366	$1,041,882	$1,023,958
7/31/16	$1,050,485	$1,080,295	$1,055,406
8/31/16	$1,052,551	$1,081,812	$1,058,014
9/30/16	$1,057,347	$1,082,016	$1,061,468
10/31/16	$1,039,759	$1,062,279	$1,042,274
11/30/16	$1,041,828	$1,101,621	$1,058,198
12/31/16	$1,060,479	$1,123,395	$1,077,549
1/31/17	$1,081,520	$1,144,702	$1,096,514
2/28/17	$1,108,874	$1,190,154	$1,120,870
3/31/17	$1,114,134	$1,191,542	$1,129,338
4/30/17	$1,126,759	$1,203,779	$1,142,885
5/31/17	$1,143,592	$1,220,720	$1,158,617
6/30/17	$1,150,264	$1,228,339	$1,165,733
7/31/17	$1,174,513	$1,253,597	$1,187,978
8/31/17	$1,181,893	$1,257,434	$1,189,085
9/30/17	$1,197,179	$1,283,373	$1,212,055
10/31/17	$1,215,174	$1,313,321	$1,231,738
11/30/17	$1,235,285	$1,353,600	$1,255,427
12/31/17	$1,252,727	$1,368,650	$1,269,087
1/31/18	$1,296,814	$1,447,011	$1,315,851
2/28/18	$1,250,576	$1,393,678	$1,270,967
3/31/18	$1,241,974	$1,358,260	$1,257,095
4/30/18	$1,244,124	$1,363,472	$1,264,241
5/31/18	$1,251,651	$1,396,307	$1,278,642
6/30/18	$1,248,680	$1,404,901	$1,276,183
7/31/18	$1,275,638	$1,457,183	$1,304,719
8/31/18	$1,285,343	$1,504,666	$1,321,358
9/30/18	$1,284,292	$1,513,230	$1,321,077
10/31/18	$1,212,822	$1,409,800	$1,238,522
11/30/18	$1,231,231	$1,438,530	$1,256,836
12/31/18	$1,167,995	$1,308,644	$1,181,766
1/31/19	$1,244,119	$1,413,513	$1,260,838
2/28/19	$1,266,842	$1,458,898	$1,290,164
3/31/19	$1,288,762	$1,487,247	$1,303,134
4/30/19	$1,318,494	$1,547,466	$1,338,477
5/31/19	$1,271,609	$1,449,127	$1,277,410
6/30/19	$1,331,987	$1,551,256	$1,344,614
7/31/19	$1,336,588	$1,573,551	$1,350,271
8/31/19	$1,329,686	$1,548,625	$1,331,324
9/30/19	$1,347,860	$1,577,601	$1,354,345
10/31/19	$1,373,313	$1,611,771	$1,381,193
11/30/19	$1,397,609	$1,670,277	$1,408,034
12/31/19	$1,432,816	$1,720,689	$1,443,835
1/31/20	$1,430,455	$1,720,014	$1,433,131
2/29/20	$1,362,001	$1,578,424	$1,343,744
3/31/20	$1,195,308	$1,383,468	$1,188,349
4/30/20	$1,295,704	$1,560,821	$1,294,918
5/31/20	$1,344,131	$1,635,159	$1,343,500
6/30/20	$1,378,217	$1,667,678	$1,373,110
7/31/20	$1,436,185	$1,761,710	$1,427,965
8/31/20	$1,494,153	$1,888,343	$1,487,005
9/30/20	$1,462,271	$1,816,592	$1,451,428
10/31/20	$1,439,757	$1,768,282	$1,430,037
11/30/20	$1,570,105	$1,961,845	$1,569,854
12/31/20	$1,629,565	$2,037,275	$1,628,492
1/31/21	$1,624,740	$2,016,707	$1,624,502
2/28/21	$1,650,070	$2,072,317	$1,659,756
3/31/21	$1,677,689	$2,163,076	$1,697,295
4/30/21	$1,739,826	$2,278,516	$1,755,803
5/31/21	$1,762,975	$2,294,430	$1,776,421
6/30/21	$1,787,313	$2,347,993	$1,789,807
7/31/21	$1,805,752	$2,403,770	$1,802,199
8/31/21	$1,837,712	$2,476,858	$1,835,774
9/30/21	$1,775,005	$2,361,660	$1,778,895
10/31/21	$1,842,847	$2,527,122	$1,845,090
11/30/21	$1,815,710	$2,509,612	$1,809,979
12/31/21	$1,874,883	$2,622,083	$1,871,550
1/31/22	$1,800,091	$2,486,398	$1,788,084
2/28/22	$1,756,990	$2,411,951	$1,759,215
3/31/22	$1,772,757	$2,501,506	$1,777,529
4/30/22	$1,652,204	$2,283,370	$1,661,491
5/31/22	$1,653,473	$2,287,559	$1,668,589
6/30/22	$1,536,592	$2,098,736	$1,554,455
7/31/22	$1,629,449	$2,292,248	$1,650,094
8/31/22	$1,569,665	$2,198,766	$1,594,685
9/30/22	$1,431,383	$1,996,263	$1,469,000
10/31/22	$1,492,619	$2,157,883	$1,540,576
11/30/22	$1,608,711	$2,278,474	$1,637,703
12/31/22	$1,554,803	$2,147,201	$1,591,088
1/31/23	$1,658,194	$2,282,118	$1,687,735
2/28/23	$1,605,844	$2,226,437	$1,647,865
3/31/23	$1,647,118	$2,308,179	$1,681,504
4/30/23	$1,665,492	$2,344,206	$1,700,903
5/31/23	$1,640,556	$2,354,395	$1,677,847
6/30/23	$1,709,570	$2,509,962	$1,746,792
7/31/23	$1,752,967	$2,590,595	$1,791,664
8/31/23	$1,708,255	$2,549,349	$1,755,614
9/30/23	$1,639,676	$2,427,801	$1,691,987
10/31/23	$1,594,753	$2,376,753	$1,647,575
11/30/23	$1,716,308	$2,593,811	$1,771,431
12/31/23	$1,801,399	$2,711,650	$1,855,708
1/31/24	$1,796,029	$2,757,216	$1,858,105
2/29/24	$1,840,326	$2,904,440	$1,905,859
3/31/24	$1,885,800	$2,997,889	$1,952,741
4/30/24	$1,821,052	$2,875,441	$1,894,145
5/31/24	$1,888,498	$3,018,019	$1,958,572
6/30/24	$1,914,197	$3,126,312	$1,983,534

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	11.97%	7.52%	7.08%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2035 Index	13.55%	8.09%	7.48%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$648,938
# of Portfolio Holdings	18
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$116
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	62.6%
Affiliated Investments	37.2%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	35.2%
Vanguard Developed Markets Index Fund 'Institutional'	17.6%
PIMCO Total Return Fund	8.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.0%
PIMCO Long-Term Real Return Fund	6.3%
PIMCO Income Fund	5.5%
PIMCO Long-Term U.S. Government Fund	5.3%
PIMCO Real Return Fund	2.9%
Vanguard Small-Cap Index Fund 'Institutional'	2.8%
PIMCO Emerging Markets Local Currency and Bond Fund	2.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.13% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PDGZX

PIMCO REALPATH® Blend 2035 Fund

Annual Shareholder Report |

June 30, 2024

PES2123ARTSR_063024

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.51%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2040 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,527	$9,600	$9,834
2/28/15	$9,783	$10,152	$10,279
3/31/15	$9,698	$9,991	$10,206
4/30/15	$9,820	$10,087	$10,323
5/31/15	$9,773	$10,217	$10,383
6/30/15	$9,545	$10,019	$10,189
7/31/15	$9,554	$10,229	$10,310
8/31/15	$9,023	$9,612	$9,758
9/30/15	$8,815	$9,374	$9,517
10/31/15	$9,270	$10,164	$10,085
11/30/15	$9,194	$10,195	$10,093
12/31/15	$9,029	$10,034	$9,890
1/31/16	$8,683	$9,536	$9,477
2/29/16	$8,654	$9,523	$9,433
3/31/16	$9,291	$10,169	$10,020
4/30/16	$9,378	$10,209	$10,107
5/31/16	$9,407	$10,392	$10,198
6/30/16	$9,535	$10,419	$10,222
7/31/16	$9,855	$10,803	$10,552
8/31/16	$9,874	$10,818	$10,581
9/30/16	$9,910	$10,820	$10,617
10/31/16	$9,735	$10,623	$10,418
11/30/16	$9,774	$11,016	$10,599
12/31/16	$9,944	$11,234	$10,802
1/31/17	$10,140	$11,447	$11,003
2/28/17	$10,406	$11,902	$11,259
3/31/17	$10,455	$11,915	$11,350
4/30/17	$10,573	$12,038	$11,489
5/31/17	$10,730	$12,207	$11,653
6/30/17	$10,797	$12,283	$11,731
7/31/17	$11,023	$12,536	$11,968
8/31/17	$11,082	$12,574	$11,973
9/30/17	$11,239	$12,834	$12,225
10/31/17	$11,407	$13,133	$12,438
11/30/17	$11,604	$13,536	$12,696
12/31/17	$11,759	$13,687	$12,840
1/31/18	$12,210	$14,470	$13,355
2/28/18	$11,748	$13,937	$12,872
3/31/18	$11,648	$13,583	$12,719
4/30/18	$11,678	$13,635	$12,800
5/31/18	$11,759	$13,963	$12,956
6/30/18	$11,716	$14,049	$12,927
7/31/18	$11,987	$14,572	$13,235
8/31/18	$12,077	$15,047	$13,408
9/30/18	$12,072	$15,132	$13,408
10/31/18	$11,336	$14,098	$12,516
11/30/18	$11,528	$14,385	$12,710
12/31/18	$10,862	$13,086	$11,889
1/31/19	$11,611	$14,135	$12,733
2/28/19	$11,842	$14,589	$13,049
3/31/19	$12,024	$14,872	$13,176
4/30/19	$12,331	$15,475	$13,557
5/31/19	$11,802	$14,491	$12,884
6/30/19	$12,417	$15,513	$13,607
7/31/19	$12,449	$15,736	$13,665
8/31/19	$12,332	$15,486	$13,432
9/30/19	$12,516	$15,776	$13,688
10/31/19	$12,773	$16,118	$13,979
11/30/19	$13,019	$16,703	$14,273
12/31/19	$13,378	$17,207	$14,667
1/31/20	$13,291	$17,200	$14,528
2/29/20	$12,538	$15,784	$13,532
3/31/20	$10,934	$13,835	$11,846
4/30/20	$11,905	$15,608	$12,979
5/31/20	$12,374	$16,352	$13,501
6/30/20	$12,687	$16,677	$13,819
7/31/20	$13,244	$17,617	$14,403
8/31/20	$13,833	$18,883	$15,062
9/30/20	$13,494	$18,166	$14,668
10/31/20	$13,264	$17,683	$14,440
11/30/20	$14,564	$19,618	$15,974
12/31/20	$15,146	$20,373	$16,628
1/31/21	$15,090	$20,167	$16,595
2/28/21	$15,378	$20,723	$17,011
3/31/21	$15,699	$21,631	$17,448
4/30/21	$16,291	$22,785	$18,092
5/31/21	$16,536	$22,944	$18,322
6/30/21	$16,735	$23,480	$18,458
7/31/21	$16,892	$24,038	$18,581
8/31/21	$17,219	$24,769	$18,964
9/30/21	$16,586	$23,617	$18,329
10/31/21	$17,275	$25,271	$19,081
11/30/21	$16,947	$25,096	$18,674
12/31/21	$17,561	$26,221	$19,379
1/31/22	$16,830	$24,864	$18,463
2/28/22	$16,413	$24,120	$18,154
3/31/22	$16,598	$25,015	$18,404
4/30/22	$15,427	$22,834	$17,138
5/31/22	$15,450	$22,876	$17,210
6/30/22	$14,295	$20,987	$15,919
7/31/22	$15,200	$22,922	$16,978
8/31/22	$14,620	$21,988	$16,377
9/30/22	$13,270	$19,963	$14,991
10/31/22	$13,910	$21,579	$15,819
11/30/22	$15,037	$22,785	$16,894
12/31/22	$14,489	$21,472	$16,365
1/31/23	$15,487	$22,821	$17,431
2/28/23	$14,988	$22,264	$17,004
3/31/23	$15,367	$23,082	$17,359
4/30/23	$15,545	$23,442	$17,572
5/31/23	$15,319	$23,544	$17,316
6/30/23	$16,010	$25,100	$18,135
7/31/23	$16,475	$25,906	$18,668
8/31/23	$16,022	$25,493	$18,249
9/30/23	$15,360	$24,278	$17,548
10/31/23	$14,930	$23,768	$17,050
11/30/23	$16,113	$25,938	$18,419
12/31/23	$16,912	$27,116	$19,337
1/31/24	$16,863	$27,572	$19,363
2/29/24	$17,348	$29,044	$19,963
3/31/24	$17,813	$29,979	$20,502
4/30/24	$17,192	$28,754	$19,858
5/31/24	$17,873	$30,180	$20,585
6/30/24	$18,125	$31,263	$20,864

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	13.21%	7.86%	7.10%
Class A (including sales charge)	7.00%	6.64%	6.46%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2040 Index	15.05%	8.92%	8.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$574,639
# of Portfolio Holdings	18
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$157
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	73.1%
Affiliated Investments	26.6%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	41.5%
Vanguard Developed Markets Index Fund 'Institutional'	20.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.2%
PIMCO Total Return Fund	5.7%
PIMCO Long-Term Real Return Fund	4.3%
PIMCO Income Fund	3.4%
PIMCO Long-Term U.S. Government Fund	3.2%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Real Return Fund	2.0%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PVPAX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report |

June 30, 2024

PES8017ARTSR_063024

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$6	0.06%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2040 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,008,000	$959,985	$983,379
2/28/15	$1,036,000	$1,015,157	$1,027,919
3/31/15	$1,027,000	$999,103	$1,020,601
4/30/15	$1,041,000	$1,008,687	$1,032,274
5/31/15	$1,036,000	$1,021,658	$1,038,341
6/30/15	$1,011,883	$1,001,881	$1,018,894
7/31/15	$1,013,893	$1,022,872	$1,031,040
8/31/15	$957,621	$961,158	$975,829
9/30/15	$936,432	$937,375	$951,678
10/31/15	$984,764	$1,016,447	$1,008,518
11/30/15	$976,709	$1,019,470	$1,009,287
12/31/15	$959,717	$1,003,391	$988,976
1/31/16	$923,945	$953,598	$947,690
2/29/16	$920,879	$952,312	$943,330
3/31/16	$989,607	$1,016,915	$1,002,029
4/30/16	$998,827	$1,020,857	$1,010,676
5/31/16	$1,001,900	$1,039,190	$1,019,792
6/30/16	$1,016,763	$1,041,882	$1,022,171
7/31/16	$1,050,862	$1,080,295	$1,055,209
8/31/16	$1,052,928	$1,081,812	$1,058,059
9/30/16	$1,057,763	$1,082,016	$1,061,687
10/31/16	$1,040,168	$1,062,279	$1,041,767
11/30/16	$1,043,273	$1,101,621	$1,059,887
12/31/16	$1,061,899	$1,123,395	$1,080,230
1/31/17	$1,083,934	$1,144,702	$1,100,311
2/28/17	$1,112,266	$1,190,154	$1,125,851
3/31/17	$1,118,562	$1,191,542	$1,134,954
4/30/17	$1,132,203	$1,203,779	$1,148,917
5/31/17	$1,148,991	$1,220,720	$1,165,306
6/30/17	$1,156,391	$1,228,339	$1,173,106
7/31/17	$1,181,622	$1,253,597	$1,196,750
8/31/17	$1,188,980	$1,257,434	$1,197,314
9/30/17	$1,205,888	$1,283,373	$1,222,491
10/31/17	$1,224,878	$1,313,321	$1,243,792
11/30/17	$1,245,978	$1,353,600	$1,269,616
12/31/17	$1,263,070	$1,368,650	$1,284,022
1/31/18	$1,312,517	$1,447,011	$1,335,460
2/28/18	$1,263,070	$1,393,678	$1,287,216
3/31/18	$1,253,395	$1,358,260	$1,271,905
4/30/18	$1,256,620	$1,363,472	$1,280,032
5/31/18	$1,265,219	$1,396,307	$1,295,569
6/30/18	$1,262,389	$1,404,901	$1,292,727
7/31/18	$1,291,496	$1,457,183	$1,323,494
8/31/18	$1,302,276	$1,504,666	$1,340,778
9/30/18	$1,301,713	$1,513,230	$1,340,814
10/31/18	$1,223,676	$1,409,800	$1,251,570
11/30/18	$1,244,269	$1,438,530	$1,271,022
12/31/18	$1,172,385	$1,308,644	$1,188,923
1/31/19	$1,254,021	$1,413,513	$1,273,304
2/28/19	$1,278,966	$1,458,898	$1,304,853
3/31/19	$1,299,835	$1,487,247	$1,317,591
4/30/19	$1,334,041	$1,547,466	$1,355,697
5/31/19	$1,277,031	$1,449,127	$1,288,381
6/30/19	$1,343,724	$1,551,256	$1,360,727
7/31/19	$1,348,314	$1,573,551	$1,366,536
8/31/19	$1,335,691	$1,548,625	$1,343,174
9/30/19	$1,356,677	$1,577,601	$1,368,812
10/31/19	$1,384,388	$1,611,771	$1,397,888
11/30/19	$1,412,099	$1,670,277	$1,427,286
12/31/19	$1,450,499	$1,720,689	$1,466,746
1/31/20	$1,443,423	$1,720,014	$1,452,823
2/29/20	$1,362,054	$1,578,424	$1,353,195
3/31/20	$1,187,134	$1,383,468	$1,184,557
4/30/20	$1,293,339	$1,560,821	$1,297,905
5/31/20	$1,345,262	$1,635,159	$1,350,143
6/30/20	$1,380,804	$1,667,678	$1,381,936
7/31/20	$1,441,096	$1,761,710	$1,440,265
8/31/20	$1,504,934	$1,888,343	$1,506,171
9/30/20	$1,469,441	$1,816,592	$1,466,817
10/31/20	$1,445,759	$1,768,282	$1,444,029
11/30/20	$1,587,848	$1,961,845	$1,597,448
12/31/20	$1,650,731	$2,037,275	$1,662,782
1/31/21	$1,647,127	$2,016,707	$1,659,515
2/28/21	$1,678,363	$2,072,317	$1,701,105
3/31/21	$1,713,703	$2,163,076	$1,744,784
4/30/21	$1,780,407	$2,278,516	$1,809,203
5/31/21	$1,807,089	$2,294,430	$1,832,167
6/30/21	$1,829,617	$2,347,993	$1,845,769
7/31/21	$1,847,962	$2,403,770	$1,858,060
8/31/21	$1,883,429	$2,476,858	$1,896,389
9/30/21	$1,814,945	$2,361,660	$1,832,900
10/31/21	$1,891,080	$2,527,122	$1,908,124
11/30/21	$1,856,697	$2,509,612	$1,867,419
12/31/21	$1,924,751	$2,622,083	$1,937,937
1/31/22	$1,845,132	$2,486,398	$1,846,259
2/28/22	$1,799,636	$2,411,951	$1,815,401
3/31/22	$1,821,494	$2,501,506	$1,840,397
4/30/22	$1,693,825	$2,283,370	$1,713,786
5/31/22	$1,696,353	$2,287,559	$1,721,018
6/30/22	$1,569,873	$2,098,736	$1,591,861
7/31/22	$1,669,889	$2,292,248	$1,697,800
8/31/22	$1,606,588	$2,198,766	$1,637,742
9/30/22	$1,459,177	$1,996,263	$1,499,055
10/31/22	$1,530,233	$2,157,883	$1,581,875
11/30/22	$1,654,580	$2,278,474	$1,689,390
12/31/22	$1,594,428	$2,147,201	$1,636,472
1/31/23	$1,704,882	$2,282,118	$1,743,149
2/28/23	$1,651,604	$2,226,437	$1,700,448
3/31/23	$1,693,221	$2,308,179	$1,735,900
4/30/23	$1,714,076	$2,344,206	$1,757,239
5/31/23	$1,689,310	$2,354,395	$1,731,625
6/30/23	$1,766,884	$2,509,962	$1,813,474
7/31/23	$1,817,777	$2,590,595	$1,866,774
8/31/23	$1,769,494	$2,549,349	$1,824,929
9/30/23	$1,697,002	$2,427,801	$1,754,817
10/31/23	$1,649,827	$2,376,753	$1,704,976
11/30/23	$1,782,180	$2,593,811	$1,841,877
12/31/23	$1,869,494	$2,711,650	$1,933,712
1/31/24	$1,865,502	$2,757,216	$1,936,314
2/29/24	$1,920,057	$2,904,440	$1,996,288
3/31/24	$1,971,496	$2,997,889	$2,050,185
4/30/24	$1,904,666	$2,875,441	$1,985,840
5/31/24	$1,979,516	$3,018,019	$2,058,477
6/30/24	$2,009,320	$3,126,312	$2,086,438

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	13.72%	8.38%	7.63%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2040 Index	15.05%	8.92%	8.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$574,639
# of Portfolio Holdings	18
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$157
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	73.1%
Affiliated Investments	26.6%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	41.5%
Vanguard Developed Markets Index Fund 'Institutional'	20.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.2%
PIMCO Total Return Fund	5.7%
PIMCO Long-Term Real Return Fund	4.3%
PIMCO Income Fund	3.4%
PIMCO Long-Term U.S. Government Fund	3.2%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Real Return Fund	2.0%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.09% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PVPNX

PIMCO REALPATH® Blend 2040 Fund

Annual Shareholder Report |

June 30, 2024

PES2124ARTSR_063024

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2045 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,509	$9,600	$9,820
2/28/15	$9,792	$10,152	$10,287
3/31/15	$9,698	$9,991	$10,210
4/30/15	$9,858	$10,087	$10,333
5/31/15	$9,802	$10,217	$10,397
6/30/15	$9,561	$10,019	$10,198
7/31/15	$9,561	$10,229	$10,321
8/31/15	$8,993	$9,612	$9,746
9/30/15	$8,781	$9,374	$9,492
10/31/15	$9,255	$10,164	$10,083
11/30/15	$9,170	$10,195	$10,092
12/31/15	$9,005	$10,034	$9,881
1/31/16	$8,630	$9,536	$9,447
2/29/16	$8,592	$9,523	$9,397
3/31/16	$9,247	$10,169	$10,005
4/30/16	$9,333	$10,209	$10,094
5/31/16	$9,353	$10,392	$10,188
6/30/16	$9,484	$10,419	$10,205
7/31/16	$9,813	$10,803	$10,548
8/31/16	$9,822	$10,818	$10,579
9/30/16	$9,857	$10,820	$10,617
10/31/16	$9,683	$10,623	$10,412
11/30/16	$9,712	$11,016	$10,612
12/31/16	$9,883	$11,234	$10,823
1/31/17	$10,098	$11,447	$11,034
2/28/17	$10,363	$11,902	$11,299
3/31/17	$10,422	$11,915	$11,395
4/30/17	$10,539	$12,038	$11,538
5/31/17	$10,696	$12,207	$11,708
6/30/17	$10,764	$12,283	$11,788
7/31/17	$11,000	$12,536	$12,034
8/31/17	$11,049	$12,574	$12,038
9/30/17	$11,212	$12,834	$12,301
10/31/17	$11,398	$13,133	$12,523
11/30/17	$11,594	$13,536	$12,791
12/31/17	$11,754	$13,687	$12,941
1/31/18	$12,233	$14,470	$13,483
2/28/18	$11,754	$13,937	$12,982
3/31/18	$11,645	$13,583	$12,819
4/30/18	$11,675	$13,635	$12,908
5/31/18	$11,774	$13,963	$13,063
6/30/18	$11,734	$14,049	$13,032
7/31/18	$12,014	$14,572	$13,352
8/31/18	$12,113	$15,047	$13,527
9/30/18	$12,113	$15,132	$13,529
10/31/18	$11,342	$14,098	$12,597
11/30/18	$11,542	$14,385	$12,798
12/31/18	$10,826	$13,086	$11,939
1/31/19	$11,608	$14,135	$12,811
2/28/19	$11,850	$14,589	$13,139
3/31/19	$12,036	$14,872	$13,263
4/30/19	$12,366	$15,475	$13,659
5/31/19	$11,781	$14,491	$12,951
6/30/19	$12,424	$15,513	$13,703
7/31/19	$12,456	$15,736	$13,761
8/31/19	$12,286	$15,486	$13,504
9/30/19	$12,500	$15,776	$13,776
10/31/19	$12,769	$16,118	$14,082
11/30/19	$13,026	$16,703	$14,389
12/31/19	$13,409	$17,207	$14,807
1/31/20	$13,288	$17,200	$14,649
2/29/20	$12,457	$15,784	$13,590
3/31/20	$10,784	$13,835	$11,822
4/30/20	$11,801	$15,608	$12,994
5/31/20	$12,304	$16,352	$13,534
6/30/20	$12,628	$16,677	$13,867
7/31/20	$13,197	$17,617	$14,473
8/31/20	$13,810	$18,883	$15,177
9/30/20	$13,449	$18,166	$14,759
10/31/20	$13,219	$17,683	$14,521
11/30/20	$14,587	$19,618	$16,136
12/31/20	$15,198	$20,373	$16,829
1/31/21	$15,142	$20,167	$16,800
2/28/21	$15,474	$20,723	$17,252
3/31/21	$15,844	$21,631	$17,727
4/30/21	$16,480	$22,785	$18,409
5/31/21	$16,726	$22,944	$18,653
6/30/21	$16,926	$23,480	$18,791
7/31/21	$17,083	$24,038	$18,913
8/31/21	$17,420	$24,769	$19,325
9/30/21	$16,761	$23,617	$18,650
10/31/21	$17,505	$25,271	$19,458
11/30/21	$17,144	$25,096	$19,020
12/31/21	$17,800	$26,221	$19,777
1/31/22	$17,024	$24,864	$18,814
2/28/22	$16,606	$24,120	$18,492
3/31/22	$16,838	$25,015	$18,783
4/30/22	$15,621	$22,834	$17,455
5/31/22	$15,656	$22,876	$17,527
6/30/22	$14,439	$20,987	$16,132
7/31/22	$15,378	$22,922	$17,257
8/31/22	$14,752	$21,988	$16,632
9/30/22	$13,367	$19,963	$15,163
10/31/22	$14,075	$21,579	$16,080
11/30/22	$15,247	$22,785	$17,219
12/31/22	$14,662	$21,472	$16,644
1/31/23	$15,705	$22,821	$17,777
2/28/23	$15,207	$22,264	$17,340
3/31/23	$15,587	$23,082	$17,697
4/30/23	$15,789	$23,442	$17,924
5/31/23	$15,551	$23,544	$17,654
6/30/23	$16,312	$25,100	$18,558
7/31/23	$16,822	$25,906	$19,149
8/31/23	$16,347	$25,493	$18,688
9/30/23	$15,659	$24,278	$17,941
10/31/23	$15,218	$23,768	$17,406
11/30/23	$16,470	$25,938	$18,862
12/31/23	$17,290	$27,116	$19,830
1/31/24	$17,230	$27,572	$19,858
2/29/24	$17,809	$29,044	$20,543
3/31/24	$18,313	$29,979	$21,130
4/30/24	$17,671	$28,754	$20,447
5/31/24	$18,398	$30,180	$21,230
6/30/24	$18,672	$31,263	$21,516

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	14.47%	8.49%	7.43%
Class A (including sales charge)	8.17%	7.26%	6.80%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2045 Index	15.94%	9.44%	8.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$534,519
# of Portfolio Holdings	18
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	81.2%
Affiliated Investments	18.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	45.9%
Vanguard Developed Markets Index Fund 'Institutional'	23.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.4%
PIMCO Total Return Fund	3.6%
Vanguard Small-Cap Index Fund 'Institutional'	3.1%
PIMCO Long-Term U.S. Government Fund	2.4%
PIMCO Long-Term Real Return Fund	2.3%
PIMCO Income Fund	1.6%
PIMCO Real Return Fund	1.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1.2%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PVQAX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report |

June 30, 2024

PES8018ARTSR_063024

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2045 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,007,000	$959,985	$982,026
2/28/15	$1,037,000	$1,015,157	$1,028,691
3/31/15	$1,028,000	$999,103	$1,020,984
4/30/15	$1,044,000	$1,008,687	$1,033,312
5/31/15	$1,039,000	$1,021,658	$1,039,735
6/30/15	$1,014,844	$1,001,881	$1,019,808
7/31/15	$1,013,839	$1,022,872	$1,032,127
8/31/15	$955,561	$961,158	$974,562
9/30/15	$933,000	$937,375	$949,178
10/31/15	$983,324	$1,016,447	$1,008,273
11/30/15	$975,272	$1,019,470	$1,009,230
12/31/15	$957,024	$1,003,391	$988,097
1/31/16	$918,212	$953,598	$944,652
2/29/16	$914,126	$952,312	$939,747
3/31/16	$984,811	$1,016,915	$1,000,471
4/30/16	$994,025	$1,020,857	$1,009,360
5/31/16	$996,072	$1,039,190	$1,018,775
6/30/16	$1,010,280	$1,041,882	$1,020,467
7/31/16	$1,046,398	$1,080,295	$1,054,817
8/31/16	$1,047,430	$1,081,812	$1,057,884
9/30/16	$1,052,004	$1,082,016	$1,061,660
10/31/16	$1,033,402	$1,062,279	$1,041,172
11/30/16	$1,037,536	$1,101,621	$1,061,194
12/31/16	$1,056,341	$1,123,395	$1,082,343
1/31/17	$1,079,373	$1,144,702	$1,103,367
2/28/17	$1,107,640	$1,190,154	$1,129,898
3/31/17	$1,114,968	$1,191,542	$1,139,542
4/30/17	$1,128,578	$1,203,779	$1,153,837
5/31/17	$1,145,329	$1,220,720	$1,170,766
6/30/17	$1,152,881	$1,228,339	$1,178,830
7/31/17	$1,179,083	$1,253,597	$1,203,430
8/31/17	$1,185,372	$1,257,434	$1,203,846
9/30/17	$1,202,913	$1,283,373	$1,230,105
10/31/17	$1,223,943	$1,313,321	$1,252,311
11/30/17	$1,246,024	$1,353,600	$1,279,077
12/31/17	$1,263,711	$1,368,650	$1,294,075
1/31/18	$1,315,030	$1,447,011	$1,348,300
2/28/18	$1,264,781	$1,393,678	$1,298,202
3/31/18	$1,253,020	$1,358,260	$1,281,942
4/30/18	$1,257,297	$1,363,472	$1,290,750
5/31/18	$1,266,919	$1,396,307	$1,306,338
6/30/18	$1,263,197	$1,404,901	$1,303,189
7/31/18	$1,294,268	$1,457,183	$1,335,179
8/31/18	$1,306,054	$1,504,666	$1,352,740
9/30/18	$1,306,069	$1,513,230	$1,352,860
10/31/18	$1,224,238	$1,409,800	$1,259,724
11/30/18	$1,245,773	$1,438,530	$1,279,792
12/31/18	$1,169,480	$1,308,644	$1,193,859
1/31/19	$1,254,802	$1,413,513	$1,281,121
2/28/19	$1,280,968	$1,458,898	$1,313,887
3/31/19	$1,301,185	$1,487,247	$1,326,322
4/30/19	$1,337,838	$1,547,466	$1,365,938
5/31/19	$1,274,840	$1,449,127	$1,295,073
6/30/19	$1,344,630	$1,551,256	$1,370,332
7/31/19	$1,349,239	$1,573,551	$1,376,117
8/31/19	$1,330,803	$1,548,625	$1,350,393
9/30/19	$1,355,127	$1,577,601	$1,377,597
10/31/19	$1,384,107	$1,611,771	$1,408,229
11/30/19	$1,413,088	$1,670,277	$1,438,920
12/31/19	$1,455,251	$1,720,689	$1,480,654
1/31/20	$1,443,420	$1,720,014	$1,464,916
2/29/20	$1,353,502	$1,578,424	$1,358,960
3/31/20	$1,172,079	$1,383,468	$1,182,238
4/30/20	$1,282,183	$1,560,821	$1,299,359
5/31/20	$1,337,828	$1,635,159	$1,353,404
6/30/20	$1,373,619	$1,667,678	$1,386,706
7/31/20	$1,436,487	$1,761,710	$1,447,297
8/31/20	$1,504,101	$1,888,343	$1,517,653
9/30/20	$1,464,956	$1,816,592	$1,475,948
10/31/20	$1,440,046	$1,768,282	$1,452,069
11/30/20	$1,590,693	$1,961,845	$1,613,552
12/31/20	$1,658,138	$2,037,275	$1,682,908
1/31/21	$1,652,134	$2,016,707	$1,679,971
2/28/21	$1,689,355	$2,072,317	$1,725,247
3/31/21	$1,730,140	$2,163,076	$1,772,678
4/30/21	$1,800,511	$2,278,516	$1,840,873
5/31/21	$1,828,416	$2,294,430	$1,865,348
6/30/21	$1,849,868	$2,347,993	$1,879,096
7/31/21	$1,869,456	$2,403,770	$1,891,341
8/31/21	$1,907,408	$2,476,858	$1,932,549
9/30/21	$1,834,656	$2,361,660	$1,864,997
10/31/21	$1,918,161	$2,527,122	$1,945,792
11/30/21	$1,878,864	$2,509,612	$1,901,978
12/31/21	$1,951,758	$2,622,083	$1,977,666
1/31/22	$1,867,063	$2,486,398	$1,881,379
2/28/22	$1,821,556	$2,411,951	$1,849,204
3/31/22	$1,848,102	$2,501,506	$1,878,350
4/30/22	$1,715,372	$2,283,370	$1,745,467
5/31/22	$1,720,429	$2,287,559	$1,752,702
6/30/22	$1,586,605	$2,098,736	$1,613,153
7/31/22	$1,690,355	$2,292,248	$1,725,732
8/31/22	$1,622,032	$2,198,766	$1,663,166
9/30/22	$1,469,349	$1,996,263	$1,516,262
10/31/22	$1,547,951	$2,157,883	$1,607,955
11/30/22	$1,678,531	$2,278,474	$1,721,942
12/31/22	$1,614,383	$2,147,201	$1,664,436
1/31/23	$1,729,788	$2,282,118	$1,777,705
2/28/23	$1,675,327	$2,226,437	$1,734,010
3/31/23	$1,718,355	$2,308,179	$1,769,734
4/30/23	$1,741,769	$2,344,206	$1,792,418
5/31/23	$1,715,753	$2,354,395	$1,765,362
6/30/23	$1,800,524	$2,509,962	$1,855,844
7/31/23	$1,856,465	$2,590,595	$1,914,883
8/31/23	$1,805,728	$2,549,349	$1,868,799
9/30/23	$1,730,410	$2,427,801	$1,794,096
10/31/23	$1,682,089	$2,376,753	$1,740,590
11/30/23	$1,820,522	$2,593,811	$1,886,225
12/31/23	$1,911,518	$2,711,650	$1,982,962
1/31/24	$1,906,219	$2,757,216	$1,985,759
2/29/24	$1,971,129	$2,904,440	$2,054,340
3/31/24	$2,028,183	$2,997,889	$2,112,959
4/30/24	$1,957,649	$2,875,441	$2,044,650
5/31/24	$2,038,829	$3,018,019	$2,123,021
6/30/24	$2,069,780	$3,126,312	$2,151,620

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	14.95%	9.01%	7.96%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2045 Index	15.94%	9.44%	8.40%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$534,519
# of Portfolio Holdings	18
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	81.2%
Affiliated Investments	18.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	45.9%
Vanguard Developed Markets Index Fund 'Institutional'	23.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.4%
PIMCO Total Return Fund	3.6%
Vanguard Small-Cap Index Fund 'Institutional'	3.1%
PIMCO Long-Term U.S. Government Fund	2.4%
PIMCO Long-Term Real Return Fund	2.3%
PIMCO Income Fund	1.6%
PIMCO Real Return Fund	1.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1.2%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PVQNX

PIMCO REALPATH® Blend 2045 Fund

Annual Shareholder Report |

June 30, 2024

PES2125ARTSR_063024

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2050 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,490	$9,600	$9,807
2/28/15	$9,792	$10,152	$10,293
3/31/15	$9,698	$9,991	$10,213
4/30/15	$9,849	$10,087	$10,343
5/31/15	$9,811	$10,217	$10,410
6/30/15	$9,576	$10,019	$10,207
7/31/15	$9,566	$10,229	$10,333
8/31/15	$9,007	$9,612	$9,733
9/30/15	$8,793	$9,374	$9,469
10/31/15	$9,277	$10,164	$10,082
11/30/15	$9,192	$10,195	$10,096
12/31/15	$9,024	$10,034	$9,878
1/31/16	$8,629	$9,536	$9,422
2/29/16	$8,581	$9,523	$9,366
3/31/16	$9,254	$10,169	$9,994
4/30/16	$9,341	$10,209	$10,082
5/31/16	$9,360	$10,392	$10,180
6/30/16	$9,490	$10,419	$10,188
7/31/16	$9,829	$10,803	$10,545
8/31/16	$9,839	$10,818	$10,575
9/30/16	$9,880	$10,820	$10,613
10/31/16	$9,696	$10,623	$10,403
11/30/16	$9,735	$11,016	$10,622
12/31/16	$9,911	$11,234	$10,840
1/31/17	$10,126	$11,447	$11,060
2/28/17	$10,391	$11,902	$11,335
3/31/17	$10,450	$11,915	$11,438
4/30/17	$10,578	$12,038	$11,584
5/31/17	$10,725	$12,207	$11,759
6/30/17	$10,794	$12,283	$11,842
7/31/17	$11,039	$12,536	$12,093
8/31/17	$11,088	$12,574	$12,096
9/30/17	$11,260	$12,834	$12,368
10/31/17	$11,446	$13,133	$12,597
11/30/17	$11,653	$13,536	$12,875
12/31/17	$11,817	$13,687	$13,027
1/31/18	$12,307	$14,470	$13,589
2/28/18	$11,817	$13,937	$13,073
3/31/18	$11,697	$13,583	$12,906
4/30/18	$11,737	$13,635	$12,997
5/31/18	$11,827	$13,963	$13,161
6/30/18	$11,787	$14,049	$13,128
7/31/18	$12,087	$14,572	$13,456
8/31/18	$12,197	$15,047	$13,635
9/30/18	$12,185	$15,132	$13,636
10/31/18	$11,393	$14,098	$12,675
11/30/18	$11,594	$14,385	$12,882
12/31/18	$10,851	$13,086	$11,993
1/31/19	$11,667	$14,135	$12,887
2/28/19	$11,922	$14,589	$13,223
3/31/19	$12,103	$14,872	$13,346
4/30/19	$12,444	$15,475	$13,753
5/31/19	$11,826	$14,491	$13,018
6/30/19	$12,494	$15,513	$13,789
7/31/19	$12,526	$15,736	$13,847
8/31/19	$12,322	$15,486	$13,573
9/30/19	$12,552	$15,776	$13,853
10/31/19	$12,831	$16,118	$14,167
11/30/19	$13,101	$16,703	$14,483
12/31/19	$13,506	$17,207	$14,913
1/31/20	$13,352	$17,200	$14,744
2/29/20	$12,475	$15,784	$13,652
3/31/20	$10,752	$13,835	$11,847
4/30/20	$11,794	$15,608	$13,040
5/31/20	$12,310	$16,352	$13,593
6/30/20	$12,638	$16,677	$13,933
7/31/20	$13,220	$17,617	$14,546
8/31/20	$13,857	$18,883	$15,272
9/30/20	$13,483	$18,166	$14,843
10/31/20	$13,231	$17,683	$14,599
11/30/20	$14,636	$19,618	$16,263
12/31/20	$15,272	$20,373	$16,981
1/31/21	$15,217	$20,167	$16,955
2/28/21	$15,571	$20,723	$17,430
3/31/21	$15,982	$21,631	$17,927
4/30/21	$16,630	$22,785	$18,629
5/31/21	$16,898	$22,944	$18,883
6/30/21	$17,076	$23,480	$19,018
7/31/21	$17,245	$24,038	$19,139
8/31/21	$17,594	$24,769	$19,567
9/30/21	$16,911	$23,617	$18,867
10/31/21	$17,690	$25,271	$19,708
11/30/21	$17,306	$25,096	$19,249
12/31/21	$18,006	$26,221	$20,036
1/31/22	$17,203	$24,864	$19,045
2/28/22	$16,761	$24,120	$18,717
3/31/22	$17,028	$25,015	$19,032
4/30/22	$15,783	$22,834	$17,665
5/31/22	$15,818	$22,876	$17,737
6/30/22	$14,561	$20,987	$16,293
7/31/22	$15,539	$22,922	$17,450
8/31/22	$14,887	$21,988	$16,812
9/30/22	$13,467	$19,963	$15,304
10/31/22	$14,224	$21,579	$16,258
11/30/22	$15,436	$22,785	$17,429
12/31/22	$14,834	$21,472	$16,836
1/31/23	$15,905	$22,821	$18,002
2/28/23	$15,393	$22,264	$17,558
3/31/23	$15,781	$23,082	$17,914
4/30/23	$15,995	$23,442	$18,146
5/31/23	$15,757	$23,544	$17,866
6/30/23	$16,568	$25,100	$18,820
7/31/23	$17,092	$25,906	$19,444
8/31/23	$16,615	$25,493	$18,958
9/30/23	$15,921	$24,278	$18,187
10/31/23	$15,443	$23,768	$17,631
11/30/23	$16,746	$25,938	$19,136
12/31/23	$17,590	$27,116	$20,133
1/31/24	$17,542	$27,572	$20,160
2/29/24	$18,172	$29,044	$20,893
3/31/24	$18,702	$29,979	$21,506
4/30/24	$18,046	$28,754	$20,802
5/31/24	$18,824	$30,180	$21,617
6/30/24	$19,108	$31,263	$21,925

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	15.33%	8.87%	7.69%
Class A (including sales charge)	8.98%	7.64%	7.06%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2050 Index	16.50%	9.72%	8.62%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$480,539
# of Portfolio Holdings	17
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$141
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	86.2%
Affiliated Investments	12.8%
Short-Term Instruments	0.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	48.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.7%
Vanguard Small-Cap Index Fund 'Institutional'	3.6%
PIMCO Total Return Fund	2.5%
PIMCO Long-Term U.S. Government Fund	1.5%
PIMCO Long-Term Real Return Fund	1.4%
PIMCO Income Fund	1.1%
PIMCO Real Return Fund	1.0%
PIMCO Emerging Markets Local Currency and Bond Fund	0.5%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PPQAX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report |

June 30, 2024

PES8019ARTSR_063024

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2050 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,005,000	$959,985	$980,688
2/28/15	$1,037,000	$1,015,157	$1,029,293
3/31/15	$1,027,000	$999,103	$1,021,337
4/30/15	$1,044,000	$1,008,687	$1,034,283
5/31/15	$1,040,000	$1,021,658	$1,041,010
6/30/15	$1,015,871	$1,001,881	$1,020,686
7/31/15	$1,014,866	$1,022,872	$1,033,343
8/31/15	$955,582	$961,158	$973,311
9/30/15	$933,352	$937,375	$946,911
10/31/15	$985,709	$1,016,447	$1,008,173
11/30/15	$976,647	$1,019,470	$1,009,620
12/31/15	$960,162	$1,003,391	$987,849
1/31/16	$918,282	$953,598	$942,211
2/29/16	$914,197	$952,312	$936,633
3/31/16	$985,474	$1,016,915	$999,441
4/30/16	$994,684	$1,020,857	$1,008,243
5/31/16	$997,754	$1,039,190	$1,017,973
6/30/16	$1,011,789	$1,041,882	$1,018,800
7/31/16	$1,047,851	$1,080,295	$1,054,530
8/31/16	$1,049,911	$1,081,812	$1,057,526
9/30/16	$1,054,282	$1,082,016	$1,061,312
10/31/16	$1,035,713	$1,062,279	$1,040,253
11/30/16	$1,039,840	$1,101,621	$1,062,214
12/31/16	$1,059,126	$1,123,395	$1,084,020
1/31/17	$1,082,151	$1,144,702	$1,106,005
2/28/17	$1,111,455	$1,190,154	$1,133,503
3/31/17	$1,118,781	$1,191,542	$1,143,778
4/30/17	$1,132,386	$1,203,779	$1,158,413
5/31/17	$1,149,131	$1,220,720	$1,175,860
6/30/17	$1,157,531	$1,228,339	$1,184,242
7/31/17	$1,183,719	$1,253,597	$1,209,347
8/31/17	$1,190,004	$1,257,434	$1,209,567
9/30/17	$1,208,450	$1,283,373	$1,236,751
10/31/17	$1,228,416	$1,313,321	$1,259,651
11/30/17	$1,251,534	$1,353,600	$1,287,479
12/31/17	$1,269,641	$1,368,650	$1,302,748
1/31/18	$1,323,077	$1,447,011	$1,358,883
2/28/18	$1,270,710	$1,393,678	$1,307,296
3/31/18	$1,258,954	$1,358,260	$1,290,553
4/30/18	$1,263,229	$1,363,472	$1,299,716
5/31/18	$1,273,916	$1,396,307	$1,316,066
6/30/18	$1,269,741	$1,404,901	$1,312,772
7/31/18	$1,301,859	$1,457,183	$1,345,648
8/31/18	$1,314,707	$1,504,666	$1,363,463
9/30/18	$1,314,601	$1,513,230	$1,363,607
10/31/18	$1,228,539	$1,409,800	$1,267,486
11/30/18	$1,251,130	$1,438,530	$1,288,201
12/31/18	$1,171,128	$1,308,644	$1,199,276
1/31/19	$1,259,901	$1,413,513	$1,288,675
2/28/19	$1,288,354	$1,458,898	$1,322,302
3/31/19	$1,308,052	$1,487,247	$1,334,599
4/30/19	$1,345,851	$1,547,466	$1,375,317
5/31/19	$1,279,417	$1,449,127	$1,301,787
6/30/19	$1,352,777	$1,551,256	$1,378,879
7/31/19	$1,356,234	$1,573,551	$1,384,694
8/31/19	$1,335,493	$1,548,625	$1,357,270
9/30/19	$1,360,156	$1,577,601	$1,385,332
10/31/19	$1,391,464	$1,611,771	$1,416,665
11/30/19	$1,420,453	$1,670,277	$1,448,286
12/31/19	$1,464,975	$1,720,689	$1,491,321
1/31/20	$1,449,592	$1,720,014	$1,474,396
2/29/20	$1,354,924	$1,578,424	$1,365,182
3/31/20	$1,168,660	$1,383,468	$1,184,725
4/30/20	$1,282,329	$1,560,821	$1,303,992
5/31/20	$1,337,980	$1,635,159	$1,359,323
6/30/20	$1,375,187	$1,667,678	$1,393,317
7/31/20	$1,438,073	$1,761,710	$1,454,579
8/31/20	$1,509,265	$1,888,343	$1,527,196
9/30/20	$1,468,923	$1,816,592	$1,484,305
10/31/20	$1,441,633	$1,768,282	$1,459,931
11/30/20	$1,595,882	$1,961,845	$1,626,284
12/31/20	$1,665,974	$2,037,275	$1,698,105
1/31/21	$1,659,977	$2,016,707	$1,695,502
2/28/21	$1,699,557	$2,072,317	$1,743,020
3/31/21	$1,745,791	$2,163,076	$1,792,709
4/30/21	$1,817,270	$2,278,516	$1,862,940
5/31/21	$1,846,346	$2,294,430	$1,888,327
6/30/21	$1,867,770	$2,347,993	$1,901,779
7/31/21	$1,886,105	$2,403,770	$1,913,858
8/31/21	$1,926,443	$2,476,858	$1,956,748
9/30/21	$1,851,360	$2,361,660	$1,886,663
10/31/21	$1,938,410	$2,527,122	$1,970,780
11/30/21	$1,896,724	$2,509,612	$1,924,852
12/31/21	$1,974,163	$2,622,083	$2,003,616
1/31/22	$1,885,579	$2,486,398	$1,904,456
2/28/22	$1,838,756	$2,411,951	$1,871,692
3/31/22	$1,869,128	$2,501,506	$1,903,154
4/30/22	$1,732,455	$2,283,370	$1,766,455
5/31/22	$1,737,517	$2,287,559	$1,773,688
6/30/22	$1,600,844	$2,098,736	$1,629,322
7/31/22	$1,707,145	$2,292,248	$1,744,974
8/31/22	$1,637,543	$2,198,766	$1,681,181
9/30/22	$1,481,742	$1,996,263	$1,530,378
10/31/22	$1,565,399	$2,157,883	$1,625,778
11/30/22	$1,699,757	$2,278,474	$1,742,948
12/31/22	$1,632,754	$2,147,201	$1,683,567
1/31/23	$1,751,971	$2,282,118	$1,800,159
2/28/23	$1,696,250	$2,226,437	$1,755,750
3/31/23	$1,740,006	$2,308,179	$1,791,408
4/30/23	$1,764,696	$2,344,206	$1,814,553
5/31/23	$1,737,407	$2,354,395	$1,786,562
6/30/23	$1,828,609	$2,509,962	$1,881,962
7/31/23	$1,888,393	$2,590,595	$1,944,380
8/31/23	$1,835,107	$2,549,349	$1,895,849
9/30/23	$1,758,174	$2,427,801	$1,818,748
10/31/23	$1,707,307	$2,376,753	$1,763,056
11/30/23	$1,852,083	$2,593,811	$1,913,569
12/31/23	$1,945,110	$2,711,650	$2,013,309
1/31/24	$1,941,141	$2,757,216	$2,015,984
2/29/24	$2,012,594	$2,904,440	$2,089,252
3/31/24	$2,072,224	$2,997,889	$2,150,586
4/30/24	$1,999,165	$2,875,441	$2,080,211
5/31/24	$2,085,507	$3,018,019	$2,161,725
6/30/24	$2,117,472	$3,126,312	$2,192,536

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	15.80%	9.38%	8.22%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2050 Index	16.50%	9.72%	8.62%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$480,539
# of Portfolio Holdings	17
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$141
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	86.2%
Affiliated Investments	12.8%
Short-Term Instruments	0.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	48.3%
Vanguard Developed Markets Index Fund 'Institutional'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.7%
Vanguard Small-Cap Index Fund 'Institutional'	3.6%
PIMCO Total Return Fund	2.5%
PIMCO Long-Term U.S. Government Fund	1.5%
PIMCO Long-Term Real Return Fund	1.4%
PIMCO Income Fund	1.1%
PIMCO Real Return Fund	1.0%
PIMCO Emerging Markets Local Currency and Bond Fund	0.5%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PPQZX

PIMCO REALPATH® Blend 2050 Fund

Annual Shareholder Report |

June 30, 2024

PES2126ARTSR_063024

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to U.S. long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2055 Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,490	$9,600	$9,800
2/28/15	$9,792	$10,152	$10,297
3/31/15	$9,698	$9,991	$10,215
4/30/15	$9,849	$10,087	$10,348
5/31/15	$9,802	$10,217	$10,417
6/30/15	$9,573	$10,019	$10,211
7/31/15	$9,563	$10,229	$10,338
8/31/15	$8,994	$9,612	$9,724
9/30/15	$8,776	$9,374	$9,453
10/31/15	$9,260	$10,164	$10,078
11/30/15	$9,184	$10,195	$10,093
12/31/15	$9,011	$10,034	$9,869
1/31/16	$8,627	$9,536	$9,402
2/29/16	$8,578	$9,523	$9,342
3/31/16	$9,250	$10,169	$9,981
4/30/16	$9,327	$10,209	$10,071
5/31/16	$9,356	$10,392	$10,169
6/30/16	$9,483	$10,419	$10,172
7/31/16	$9,812	$10,803	$10,537
8/31/16	$9,822	$10,818	$10,569
9/30/16	$9,861	$10,820	$10,608
10/31/16	$9,677	$10,623	$10,395
11/30/16	$9,716	$11,016	$10,628
12/31/16	$9,892	$11,234	$10,850
1/31/17	$10,108	$11,447	$11,076
2/28/17	$10,382	$11,902	$11,357
3/31/17	$10,431	$11,915	$11,463
4/30/17	$10,559	$12,038	$11,611
5/31/17	$10,706	$12,207	$11,789
6/30/17	$10,775	$12,283	$11,873
7/31/17	$11,010	$12,536	$12,127
8/31/17	$11,059	$12,574	$12,129
9/30/17	$11,235	$12,834	$12,405
10/31/17	$11,412	$13,133	$12,638
11/30/17	$11,619	$13,536	$12,917
12/31/17	$11,779	$13,687	$13,072
1/31/18	$12,262	$14,470	$13,644
2/28/18	$11,779	$13,937	$13,125
3/31/18	$11,669	$13,583	$12,954
4/30/18	$11,699	$13,635	$13,047
5/31/18	$11,789	$13,963	$13,208
6/30/18	$11,749	$14,049	$13,174
7/31/18	$12,041	$14,572	$13,506
8/31/18	$12,141	$15,047	$13,684
9/30/18	$12,139	$15,132	$13,685
10/31/18	$11,353	$14,098	$12,717
11/30/18	$11,555	$14,385	$12,925
12/31/18	$10,815	$13,086	$12,030
1/31/19	$11,616	$14,135	$12,929
2/28/19	$11,869	$14,589	$13,267
3/31/19	$12,050	$14,872	$13,390
4/30/19	$12,399	$15,475	$13,800
5/31/19	$11,776	$14,491	$13,058
6/30/19	$12,438	$15,513	$13,837
7/31/19	$12,470	$15,736	$13,894
8/31/19	$12,268	$15,486	$13,615
9/30/19	$12,504	$15,776	$13,901
10/31/19	$12,770	$16,118	$14,220
11/30/19	$13,047	$16,703	$14,538
12/31/19	$13,448	$17,207	$14,975
1/31/20	$13,295	$17,200	$14,801
2/29/20	$12,415	$15,784	$13,688
3/31/20	$10,686	$13,835	$11,854
4/30/20	$11,708	$15,608	$13,058
5/31/20	$12,208	$16,352	$13,614
6/30/20	$12,544	$16,677	$13,959
7/31/20	$13,120	$17,617	$14,580
8/31/20	$13,762	$18,883	$15,320
9/30/20	$13,382	$18,166	$14,884
10/31/20	$13,120	$17,683	$14,634
11/30/20	$14,535	$19,618	$16,321
12/31/20	$15,171	$20,373	$17,050
1/31/21	$15,105	$20,167	$17,024
2/28/21	$15,467	$20,723	$17,509
3/31/21	$15,890	$21,631	$18,017
4/30/21	$16,552	$22,785	$18,732
5/31/21	$16,817	$22,944	$18,991
6/30/21	$16,992	$23,480	$19,126
7/31/21	$17,148	$24,038	$19,246
8/31/21	$17,505	$24,769	$19,679
9/30/21	$16,826	$23,617	$18,971
10/31/21	$17,608	$25,271	$19,820
11/30/21	$17,206	$25,096	$19,355
12/31/21	$17,917	$26,221	$20,151
1/31/22	$17,103	$24,864	$19,152
2/28/22	$16,667	$24,120	$18,822
3/31/22	$16,954	$25,015	$19,141
4/30/22	$15,705	$22,834	$17,764
5/31/22	$15,750	$22,876	$17,837
6/30/22	$14,489	$20,987	$16,372
7/31/22	$15,464	$22,922	$17,540
8/31/22	$14,822	$21,988	$16,900
9/30/22	$13,414	$19,963	$15,378
10/31/22	$14,172	$21,579	$16,348
11/30/22	$15,388	$22,785	$17,533
12/31/22	$14,777	$21,472	$16,934
1/31/23	$15,853	$22,821	$18,112
2/28/23	$15,350	$22,264	$17,667
3/31/23	$15,742	$23,082	$18,021
4/30/23	$15,953	$23,442	$18,254
5/31/23	$15,707	$23,544	$17,970
6/30/23	$16,539	$25,100	$18,932
7/31/23	$17,089	$25,906	$19,561
8/31/23	$16,597	$25,493	$19,073
9/30/23	$15,908	$24,278	$18,295
10/31/23	$15,438	$23,768	$17,735
11/30/23	$16,742	$25,938	$19,252
12/31/23	$17,582	$27,116	$20,255
1/31/24	$17,535	$27,572	$20,283
2/29/24	$18,202	$29,044	$21,023
3/31/24	$18,745	$29,979	$21,641
4/30/24	$18,088	$28,754	$20,932
5/31/24	$18,865	$30,180	$21,754
6/30/24	$19,157	$31,263	$22,062

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	15.83%	9.02%	7.72%
Class A (including sales charge)	9.47%	7.80%	7.09%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2055 Index	16.53%	9.78%	8.69%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$408,637
# of Portfolio Holdings	20
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	88.7%
Affiliated Investments	10.3%
Short-Term Instruments	0.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	49.8%
Vanguard Developed Markets Index Fund 'Institutional'	25.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
Vanguard Small-Cap Index Fund 'Institutional'	4.1%
PIMCO Total Return Fund	1.9%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	0.9%
PIMCO Income Fund	0.8%
PIMCO Real Return Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PRQAX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report |

June 30, 2024

PES8020ARTSR_063024

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to U.S. long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2055 Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,005,000	$959,985	$979,985
2/28/15	$1,037,000	$1,015,157	$1,029,691
3/31/15	$1,027,000	$999,103	$1,021,539
4/30/15	$1,044,000	$1,008,687	$1,034,793
5/31/15	$1,040,000	$1,021,658	$1,041,686
6/30/15	$1,015,807	$1,001,881	$1,021,141
7/31/15	$1,015,807	$1,022,872	$1,033,799
8/31/15	$955,522	$961,158	$972,364
9/30/15	$933,311	$937,375	$945,258
10/31/15	$984,658	$1,016,447	$1,007,821
11/30/15	$976,604	$1,019,470	$1,009,278
12/31/15	$959,614	$1,003,391	$986,944
1/31/16	$917,714	$953,598	$940,155
2/29/16	$913,626	$952,312	$934,188
3/31/16	$985,105	$1,016,915	$998,073
4/30/16	$994,321	$1,020,857	$1,007,070
5/31/16	$997,393	$1,039,190	$1,016,905
6/30/16	$1,011,055	$1,041,882	$1,017,215
7/31/16	$1,047,164	$1,080,295	$1,053,703
8/31/16	$1,049,227	$1,081,812	$1,056,896
9/30/16	$1,053,508	$1,082,016	$1,060,792
10/31/16	$1,034,916	$1,062,279	$1,039,489
11/30/16	$1,039,048	$1,101,621	$1,062,778
12/31/16	$1,058,425	$1,123,395	$1,085,033
1/31/17	$1,081,457	$1,144,702	$1,107,615
2/28/17	$1,110,770	$1,190,154	$1,135,717
3/31/17	$1,118,099	$1,191,542	$1,146,335
4/30/17	$1,131,709	$1,203,779	$1,161,133
5/31/17	$1,148,459	$1,220,720	$1,178,884
6/30/17	$1,156,091	$1,228,339	$1,187,294
7/31/17	$1,182,318	$1,253,597	$1,212,722
8/31/17	$1,188,613	$1,257,434	$1,212,910
9/30/17	$1,206,444	$1,283,373	$1,240,518
10/31/17	$1,227,499	$1,313,321	$1,263,753
11/30/17	$1,249,607	$1,353,600	$1,291,714
12/31/17	$1,266,371	$1,368,650	$1,307,200
1/31/18	$1,320,213	$1,447,011	$1,364,372
2/28/18	$1,268,525	$1,393,678	$1,312,475
3/31/18	$1,256,679	$1,358,260	$1,295,351
4/30/18	$1,259,910	$1,363,472	$1,304,656
5/31/18	$1,270,678	$1,396,307	$1,320,832
6/30/18	$1,266,609	$1,404,901	$1,317,437
7/31/18	$1,298,975	$1,457,183	$1,350,556
8/31/18	$1,310,843	$1,504,666	$1,368,400
9/30/18	$1,310,654	$1,513,230	$1,368,519
10/31/18	$1,226,236	$1,409,800	$1,271,675
11/30/18	$1,248,964	$1,438,530	$1,292,498
12/31/18	$1,169,102	$1,308,644	$1,202,961
1/31/19	$1,256,416	$1,413,513	$1,292,894
2/28/19	$1,284,765	$1,458,898	$1,326,737
3/31/19	$1,304,426	$1,487,247	$1,338,964
4/30/19	$1,343,126	$1,547,466	$1,379,954
5/31/19	$1,274,832	$1,449,127	$1,305,791
6/30/19	$1,347,758	$1,551,256	$1,383,670
7/31/19	$1,352,331	$1,573,551	$1,389,431
8/31/19	$1,330,611	$1,548,625	$1,361,477
9/30/19	$1,355,997	$1,577,601	$1,390,056
10/31/19	$1,387,024	$1,611,771	$1,421,959
11/30/19	$1,416,902	$1,670,277	$1,453,841
12/31/19	$1,461,012	$1,720,689	$1,497,515
1/31/20	$1,444,569	$1,720,014	$1,480,085
2/29/20	$1,349,439	$1,578,424	$1,368,812
3/31/20	$1,161,822	$1,383,468	$1,185,433
4/30/20	$1,274,712	$1,560,821	$1,305,786
5/31/20	$1,328,805	$1,635,159	$1,361,389
6/30/20	$1,365,742	$1,667,678	$1,395,918
7/31/20	$1,429,375	$1,761,710	$1,458,016
8/31/20	$1,500,078	$1,888,343	$1,531,977
9/30/20	$1,458,835	$1,816,592	$1,488,369
10/31/20	$1,431,732	$1,768,282	$1,463,450
11/30/20	$1,586,100	$1,961,845	$1,632,116
12/31/20	$1,655,349	$2,037,275	$1,705,017
1/31/21	$1,650,596	$2,016,707	$1,702,432
2/28/21	$1,690,999	$2,072,317	$1,750,944
3/31/21	$1,737,499	$2,163,076	$1,801,710
4/30/21	$1,809,446	$2,278,516	$1,873,219
5/31/21	$1,839,423	$2,294,430	$1,899,065
6/30/21	$1,859,452	$2,347,993	$1,912,585
7/31/21	$1,877,646	$2,403,770	$1,924,580
8/31/21	$1,917,674	$2,476,858	$1,967,858
9/30/21	$1,844,092	$2,361,660	$1,897,144
10/31/21	$1,930,457	$2,527,122	$1,982,040
11/30/21	$1,887,883	$2,509,612	$1,935,516
12/31/21	$1,965,453	$2,622,083	$2,015,110
1/31/22	$1,877,989	$2,486,398	$1,915,170
2/28/22	$1,830,508	$2,411,951	$1,882,166
3/31/22	$1,861,745	$2,501,506	$1,914,110
4/30/22	$1,725,551	$2,283,370	$1,776,393
5/31/22	$1,730,549	$2,287,559	$1,783,684
6/30/22	$1,593,104	$2,098,736	$1,637,219
7/31/22	$1,700,561	$2,292,248	$1,753,993
8/31/22	$1,630,589	$2,198,766	$1,690,039
9/30/22	$1,475,736	$1,996,263	$1,537,809
10/31/22	$1,560,851	$2,157,883	$1,634,833
11/30/22	$1,694,781	$2,278,474	$1,753,330
12/31/22	$1,629,041	$2,147,201	$1,693,353
1/31/23	$1,747,865	$2,282,118	$1,811,187
2/28/23	$1,692,925	$2,226,437	$1,766,651
3/31/23	$1,737,302	$2,308,179	$1,802,107
4/30/23	$1,761,627	$2,344,206	$1,825,436
5/31/23	$1,734,742	$2,354,395	$1,797,005
6/30/23	$1,827,052	$2,509,962	$1,893,233
7/31/23	$1,888,508	$2,590,595	$1,956,127
8/31/23	$1,834,734	$2,549,349	$1,907,284
9/30/23	$1,758,203	$2,427,801	$1,829,545
10/31/23	$1,708,079	$2,376,753	$1,773,477
11/30/23	$1,853,311	$2,593,811	$1,925,177
12/31/23	$1,947,466	$2,711,650	$2,025,515
1/31/24	$1,942,245	$2,757,216	$2,028,298
2/29/24	$2,016,646	$2,904,440	$2,102,260
3/31/24	$2,077,736	$2,997,889	$2,164,093
4/30/24	$2,005,684	$2,875,441	$2,093,180
5/31/24	$2,092,147	$3,018,019	$2,175,360
6/30/24	$2,124,952	$3,126,312	$2,206,243

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	16.30%	9.53%	8.26%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date 2055 Index	16.53%	9.78%	8.69%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$408,637
# of Portfolio Holdings	20
Portfolio Turnover Rate	21%
Total Net Advisory Fees Paid During the Reporting Period	$110
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	88.7%
Affiliated Investments	10.3%
Short-Term Instruments	0.5%
Other Investments	0.0%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	49.8%
Vanguard Developed Markets Index Fund 'Institutional'	25.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
Vanguard Small-Cap Index Fund 'Institutional'	4.1%
PIMCO Total Return Fund	1.9%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	0.9%
PIMCO Income Fund	0.8%
PIMCO Real Return Fund	0.8%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PRQZX

PIMCO REALPATH® Blend 2055 Fund

Annual Shareholder Report |

June 30, 2024

PES2127ARTSR_063024

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2060+ Index
12/31/19	$9,452	$10,000	$10,000
1/31/20	$9,348	$10,026	$9,900
2/29/20	$8,724	$9,201	$9,152
3/31/20	$7,495	$8,064	$7,927
4/30/20	$8,223	$9,098	$8,739
5/31/20	$8,573	$9,532	$9,116
6/30/20	$8,809	$9,721	$9,349
7/31/20	$9,216	$10,269	$9,763
8/31/20	$9,669	$11,007	$10,257
9/30/20	$9,409	$10,589	$9,967
10/31/20	$9,230	$10,308	$9,800
11/30/20	$10,232	$11,436	$10,929
12/31/20	$10,675	$11,876	$11,418
1/31/21	$10,627	$11,756	$11,400
2/28/21	$10,884	$12,080	$11,722
3/31/21	$11,173	$12,609	$12,058
4/30/21	$11,632	$13,282	$12,533
5/31/21	$11,823	$13,374	$12,708
6/30/21	$11,954	$13,687	$12,797
7/31/21	$12,069	$14,012	$12,874
8/31/21	$12,319	$14,438	$13,164
9/30/21	$11,834	$13,766	$12,691
10/31/21	$12,393	$14,731	$13,258
11/30/21	$12,104	$14,629	$12,943
12/31/21	$12,609	$15,284	$13,478
1/31/22	$12,033	$14,493	$12,807
2/28/22	$11,740	$14,060	$12,588
3/31/22	$11,960	$14,582	$12,801
4/30/22	$11,080	$13,310	$11,879
5/31/22	$11,133	$13,334	$11,928
6/30/22	$10,243	$12,234	$10,947
7/31/22	$10,923	$13,362	$11,729
8/31/22	$10,473	$12,817	$11,300
9/30/22	$9,483	$11,636	$10,280
10/31/22	$10,017	$12,579	$10,930
11/30/22	$10,866	$13,281	$11,723
12/31/22	$10,437	$12,516	$11,321
1/31/23	$11,190	$13,303	$12,108
2/28/23	$10,840	$12,978	$11,810
3/31/23	$11,111	$13,455	$12,052
4/30/23	$11,260	$13,665	$12,210
5/31/23	$11,101	$13,724	$12,022
6/30/23	$11,685	$14,631	$12,669
7/31/23	$12,079	$15,101	$13,093
8/31/23	$11,739	$14,860	$12,763
9/30/23	$11,250	$14,152	$12,242
10/31/23	$10,920	$13,854	$11,864
11/30/23	$11,846	$15,120	$12,880
12/31/23	$12,456	$15,807	$13,555
1/31/24	$12,424	$16,072	$13,570
2/29/24	$12,908	$16,930	$14,067
3/31/24	$13,300	$17,475	$14,483
4/30/24	$12,836	$16,761	$14,008
5/31/24	$13,387	$17,592	$14,558
6/30/24	$13,595	$18,224	$14,766

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/19
Class A (excluding sales charge)	16.35%	8.42%
Class A (including sales charge)	9.94%	7.07%
S&P 500 Index	24.56%	14.26%
S&P Target Date 2060+ Index	16.55%	9.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$159,478
# of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$36
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	10.0%
Short-Term Instruments	0.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	50.9%
Vanguard Developed Markets Index Fund 'Institutional'	25.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
Vanguard Small-Cap Index Fund 'Institutional'	4.3%
PIMCO Total Return Fund	1.4%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Real Return Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PRBAX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report |

June 30, 2024

PES8088ARTSR_063024

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2060+ Index
12/31/19	$1,000,000	$1,000,000	$1,000,000
1/31/20	$989,000	$1,002,616	$990,039
2/29/20	$924,000	$920,082	$915,250
3/31/20	$794,000	$806,440	$792,745
4/30/20	$871,000	$909,820	$873,915
5/31/20	$909,000	$953,153	$911,552
6/30/20	$935,000	$972,109	$934,853
7/31/20	$978,000	$1,026,921	$976,291
8/31/20	$1,026,000	$1,100,737	$1,025,721
9/30/20	$999,240	$1,058,912	$996,684
10/31/20	$980,217	$1,030,752	$979,974
11/30/20	$1,087,350	$1,143,582	$1,092,907
12/31/20	$1,134,171	$1,187,551	$1,141,775
1/31/21	$1,130,135	$1,175,561	$1,140,041
2/28/21	$1,157,380	$1,207,977	$1,172,247
3/31/21	$1,189,119	$1,260,882	$1,205,806
4/30/21	$1,238,835	$1,328,173	$1,253,314
5/31/21	$1,260,142	$1,337,450	$1,270,849
6/30/21	$1,273,249	$1,368,672	$1,279,652
7/31/21	$1,286,523	$1,401,185	$1,287,420
8/31/21	$1,313,070	$1,443,789	$1,316,429
9/30/21	$1,262,576	$1,376,639	$1,269,081
10/31/21	$1,323,040	$1,473,088	$1,325,821
11/30/21	$1,293,321	$1,462,881	$1,294,329
12/31/21	$1,346,436	$1,528,442	$1,347,831
1/31/22	$1,286,298	$1,449,350	$1,280,699
2/28/22	$1,255,115	$1,405,954	$1,258,815
3/31/22	$1,278,502	$1,458,157	$1,280,131
4/30/22	$1,186,067	$1,331,002	$1,187,903
5/31/22	$1,191,635	$1,333,444	$1,192,800
6/30/22	$1,095,859	$1,223,377	$1,094,732
7/31/22	$1,170,475	$1,336,178	$1,172,864
8/31/22	$1,122,587	$1,281,686	$1,129,955
9/30/22	$1,015,860	$1,163,644	$1,028,031
10/31/22	$1,073,846	$1,257,855	$1,092,956
11/30/22	$1,165,284	$1,328,149	$1,172,296
12/31/22	$1,119,976	$1,251,628	$1,132,084
1/31/23	$1,201,429	$1,330,273	$1,210,814
2/28/23	$1,164,096	$1,297,815	$1,181,001
3/31/23	$1,193,993	$1,345,464	$1,205,181
4/30/23	$1,211,001	$1,366,464	$1,220,990
5/31/23	$1,192,859	$1,372,404	$1,202,205
6/30/23	$1,256,830	$1,463,086	$1,266,930
7/31/23	$1,299,935	$1,510,087	$1,309,299
8/31/23	$1,262,502	$1,486,044	$1,276,301
9/30/23	$1,211,340	$1,415,193	$1,224,236
10/31/23	$1,176,080	$1,385,436	$1,186,370
11/30/23	$1,277,309	$1,511,962	$1,287,961
12/31/23	$1,343,071	$1,580,652	$1,355,509
1/31/24	$1,339,621	$1,607,213	$1,357,028
2/29/24	$1,392,516	$1,693,031	$1,406,700
3/31/24	$1,434,719	$1,747,504	$1,448,347
4/30/24	$1,385,007	$1,676,128	$1,400,770
5/31/24	$1,446,280	$1,759,238	$1,455,762
6/30/24	$1,469,015	$1,822,363	$1,476,558

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/31/19
Institutional Class	16.88%	8.93%
S&P 500 Index	24.56%	14.26%
S&P Target Date 2060+ Index	16.55%	9.04%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$159,478
# of Portfolio Holdings	18
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$36
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.0%
Affiliated Investments	10.0%
Short-Term Instruments	0.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	50.9%
Vanguard Developed Markets Index Fund 'Institutional'	25.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	9.0%
Vanguard Small-Cap Index Fund 'Institutional'	4.3%
PIMCO Total Return Fund	1.4%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Real Return Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PRBMX

PIMCO REALPATH® Blend 2060 Fund

Annual Shareholder Report |

June 30, 2024

PES2216ARTSR_063024

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term U.S. Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term U.S. treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065 Index
12/30/22	$9,452	$10,000	$10,000
12/31/22	$9,452	$9,975	$9,969
1/31/23	$10,142	$10,602	$10,660
2/28/23	$9,811	$10,343	$10,397
3/31/23	$10,056	$10,723	$10,608
4/30/23	$10,198	$10,890	$10,743
5/31/23	$10,046	$10,938	$10,580
6/30/23	$10,585	$11,660	$11,157
7/31/23	$10,935	$12,035	$11,534
8/31/23	$10,623	$11,843	$11,245
9/30/23	$10,176	$11,279	$10,782
10/31/23	$9,873	$11,042	$10,451
11/30/23	$10,716	$12,050	$11,352
12/31/23	$11,255	$12,597	$11,946
1/31/24	$11,226	$12,809	$11,965
2/29/24	$11,676	$13,493	$12,414
3/31/24	$12,021	$13,927	$12,783
4/30/24	$11,590	$13,358	$12,361
5/31/24	$12,098	$14,021	$12,852
6/30/24	$12,289	$14,524	$13,047

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/30/22
Class A (excluding sales charge)	16.09%	19.14%
Class A (including sales charge)	9.72%	14.74%
S&P 500 Index	24.56%	28.22%
S&P Target Date 2065 Index	16.93%	19.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$19,152
# of Portfolio Holdings	17
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$3
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.3%
Affiliated Investments	9.2%
Short-Term Instruments	1.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	51.2%
Vanguard Developed Markets Index Fund 'Admiral'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9.0%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Total Return Fund	0.9%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.4%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PBLLX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report |

June 30, 2024

PES8091ARTSR_063024

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. small cap equities contributed to absolute performance, as U.S. small cap equities posted positive returns.

• Exposure to long-term U.S. Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term U.S. treasuries detracted from absolute performance, as long-term U.S. treasuries posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date 2065 Index
12/30/2022	$1,000,000	$1,000,000	$1,000,000
12/31/2022	$1,000,000	$997,520	$996,872
1/31/2023	$1,074,000	$1,060,198	$1,066,026
2/28/2023	$1,039,000	$1,034,330	$1,039,660
3/31/2023	$1,065,771	$1,072,305	$1,060,775
4/30/2023	$1,079,794	$1,089,042	$1,074,293
5/31/2023	$1,064,769	$1,093,775	$1,057,982
6/30/2023	$1,122,866	$1,166,047	$1,115,741
7/31/2023	$1,159,927	$1,203,506	$1,153,391
8/31/2023	$1,127,874	$1,184,344	$1,124,455
9/30/2023	$1,080,337	$1,127,877	$1,078,204
10/31/2023	$1,048,208	$1,104,162	$1,045,135
11/30/2023	$1,138,571	$1,205,000	$1,135,180
12/31/2023	$1,195,719	$1,259,744	$1,194,615
1/31/2024	$1,192,674	$1,280,913	$1,196,514
2/29/2024	$1,241,396	$1,349,308	$1,241,426
3/31/2024	$1,279,266	$1,392,722	$1,278,293
4/30/2024	$1,233,432	$1,335,837	$1,236,063
5/31/2024	$1,287,414	$1,402,073	$1,285,219
6/30/2024	$1,308,033	$1,452,383	$1,304,659

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	Since Inception 12/30/22
Institutional Class	16.49%	19.62%
S&P 500 Index	24.56%	28.22%
S&P Target Date 2065 Index	16.93%	19.38%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$19,152
# of Portfolio Holdings	17
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$3
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Mutual Funds	90.3%
Affiliated Investments	9.2%
Short-Term Instruments	1.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	(0.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	51.2%
Vanguard Developed Markets Index Fund 'Admiral'	25.6%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9.0%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Total Return Fund	0.9%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Real Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.4%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PBLIX

PIMCO REALPATH® Blend 2065 Fund

Annual Shareholder Report |

June 30, 2024

PES2241ARTSR_063024

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class A (including sales charge)	S&P 500 Index	S&P Target Date Retirement Income Index
12/31/14	$9,452	$10,000	$10,000
1/31/15	$9,631	$9,600	$10,044
2/28/15	$9,688	$10,152	$10,164
3/31/15	$9,641	$9,991	$10,146
4/30/15	$9,669	$10,087	$10,179
5/31/15	$9,594	$10,217	$10,180
6/30/15	$9,431	$10,019	$10,058
7/31/15	$9,488	$10,229	$10,138
8/31/15	$9,203	$9,612	$9,919
9/30/15	$9,083	$9,374	$9,847
10/31/15	$9,320	$10,164	$10,073
11/30/15	$9,263	$10,195	$10,055
12/31/15	$9,157	$10,034	$9,960
1/31/16	$9,060	$9,536	$9,870
2/29/16	$9,051	$9,523	$9,907
3/31/16	$9,435	$10,169	$10,177
4/30/16	$9,532	$10,209	$10,229
5/31/16	$9,551	$10,392	$10,260
6/30/16	$9,690	$10,419	$10,367
7/31/16	$9,925	$10,803	$10,512
8/31/16	$9,944	$10,818	$10,515
9/30/16	$9,994	$10,820	$10,538
10/31/16	$9,886	$10,623	$10,433
11/30/16	$9,817	$11,016	$10,376
12/31/16	$9,927	$11,234	$10,459
1/31/17	$10,055	$11,447	$10,543
2/28/17	$10,244	$11,902	$10,664
3/31/17	$10,268	$11,915	$10,689
4/30/17	$10,367	$12,038	$10,778
5/31/17	$10,477	$12,207	$10,863
6/30/17	$10,503	$12,283	$10,880
7/31/17	$10,652	$12,536	$10,988
8/31/17	$10,732	$12,574	$11,034
9/30/17	$10,806	$12,834	$11,104
10/31/17	$10,906	$13,133	$11,184
11/30/17	$11,006	$13,536	$11,274
12/31/17	$11,119	$13,687	$11,352
1/31/18	$11,332	$14,470	$11,488
2/28/18	$11,059	$13,937	$11,287
3/31/18	$11,039	$13,583	$11,261
4/30/18	$11,008	$13,635	$11,262
5/31/18	$11,028	$13,963	$11,343
6/30/18	$11,018	$14,049	$11,340
7/31/18	$11,140	$14,572	$11,449
8/31/18	$11,170	$15,047	$11,540
9/30/18	$11,145	$15,132	$11,515
10/31/18	$10,768	$14,098	$11,179
11/30/18	$10,860	$14,385	$11,272
12/31/18	$10,609	$13,086	$11,064
1/31/19	$11,062	$14,135	$11,425
2/28/19	$11,176	$14,589	$11,538
3/31/19	$11,348	$14,872	$11,680
4/30/19	$11,483	$15,475	$11,820
5/31/19	$11,369	$14,491	$11,678
6/30/19	$11,707	$15,513	$12,011
7/31/19	$11,738	$15,736	$12,052
8/31/19	$11,863	$15,486	$12,107
9/30/19	$11,908	$15,776	$12,167
10/31/19	$12,023	$16,118	$12,286
11/30/19	$12,138	$16,703	$12,399
12/31/19	$12,311	$17,207	$12,538
1/31/20	$12,440	$17,200	$12,608
2/29/20	$12,182	$15,784	$12,351
3/31/20	$11,131	$13,835	$11,700
4/30/20	$11,796	$15,608	$12,264
5/31/20	$12,118	$16,352	$12,503
6/30/20	$12,376	$16,677	$12,657
7/31/20	$12,816	$17,617	$12,957
8/31/20	$13,116	$18,883	$13,119
9/30/20	$12,923	$18,166	$13,003
10/31/20	$12,794	$17,683	$12,905
11/30/20	$13,600	$19,618	$13,436
12/31/20	$13,957	$20,373	$13,643
1/31/21	$13,923	$20,167	$13,602
2/28/21	$13,945	$20,723	$13,609
3/31/21	$14,006	$21,631	$13,647
4/30/21	$14,380	$22,785	$13,877
5/31/21	$14,550	$22,944	$13,964
6/30/21	$14,692	$23,480	$14,065
7/31/21	$14,852	$24,038	$14,182
8/31/21	$15,001	$24,769	$14,278
9/30/21	$14,641	$23,617	$14,061
10/31/21	$14,951	$25,271	$14,258
11/30/21	$14,825	$25,096	$14,170
12/31/21	$15,132	$26,221	$14,340
1/31/22	$14,648	$24,864	$13,957
2/28/22	$14,341	$24,120	$13,808
3/31/22	$14,294	$25,015	$13,692
4/30/22	$13,502	$22,834	$13,133
5/31/22	$13,467	$22,876	$13,178
6/30/22	$12,722	$20,987	$12,694
7/31/22	$13,291	$22,922	$13,139
8/31/22	$12,876	$21,988	$12,834
9/30/22	$11,923	$19,963	$12,190
10/31/22	$12,161	$21,579	$12,396
11/30/22	$12,924	$22,785	$12,895
12/31/22	$12,636	$21,472	$12,738
1/31/23	$13,307	$22,821	$13,212
2/28/23	$12,917	$22,264	$12,976
3/31/23	$13,215	$23,082	$13,229
4/30/23	$13,314	$23,442	$13,331
5/31/23	$13,105	$23,544	$13,203
6/30/23	$13,433	$25,100	$13,439
7/31/23	$13,642	$25,906	$13,606
8/31/23	$13,347	$25,493	$13,443
9/30/23	$12,869	$24,278	$13,089
10/31/23	$12,547	$23,768	$12,855
11/30/23	$13,339	$25,938	$13,551
12/31/23	$13,950	$27,116	$14,056
1/31/24	$13,899	$27,572	$14,072
2/29/24	$14,013	$29,044	$14,162
3/31/24	$14,257	$29,979	$14,383
4/30/24	$13,802	$28,754	$14,058
5/31/24	$14,207	$30,180	$14,387
6/30/24	$14,361	$31,263	$14,544

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Class A (excluding sales charge)	6.90%	4.17%	4.50%
Class A (including sales charge)	0.99%	3.01%	3.88%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date Retirement Income Index	8.22%	3.90%	4.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns chart and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$335,002
# of Portfolio Holdings	21
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	65.1%
Mutual Funds	34.5%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	19.7%
PIMCO Total Return Fund	18.7%
PIMCO Income Fund	11.7%
Vanguard Developed Markets Index Fund 'Institutional'	10.0%
PIMCO Long-Term Real Return Fund	9.2%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.20% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Class A: PBRAX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report |

June 30, 2024

PES8012ARTSR_063024

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report | June 30, 2024

Fund Performance

This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund for the period of July 1, 2023 to June 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

• Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

• Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

• Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

• Exposure to long-term Treasury Inflation-Protected Securities ("TIPS") detracted from absolute performance, as long-term TIPS posted negative returns.

• Exposure to long-term treasuries detracted from absolute performance, as long-term treasuries posted negative returns.

• Exposure to global bonds detracted from absolute performance, as global bonds posted negative returns.

• There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Fund's regulatory index is the S&P 500 Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

	Institutional Class	S&P 500 Index	S&P Target Date Retirement Income Index
12/31/14	$1,000,000	$1,000,000	$1,000,000
1/31/15	$1,020,000	$959,985	$1,004,399
2/28/15	$1,026,000	$1,015,157	$1,016,422
3/31/15	$1,021,000	$999,103	$1,014,625
4/30/15	$1,025,000	$1,008,687	$1,017,922
5/31/15	$1,017,000	$1,021,658	$1,017,978
6/30/15	$999,841	$1,001,881	$1,005,804
7/31/15	$1,006,875	$1,022,872	$1,013,826
8/31/15	$976,729	$961,158	$991,921
9/30/15	$964,934	$937,375	$984,740
10/31/15	$990,089	$1,016,447	$1,007,318
11/30/15	$985,058	$1,019,470	$1,005,466
12/31/15	$973,207	$1,003,391	$995,976
1/31/16	$963,977	$953,598	$986,970
2/29/16	$962,952	$952,312	$990,658
3/31/16	$1,003,787	$1,016,915	$1,017,727
4/30/16	$1,015,089	$1,020,857	$1,022,918
5/31/16	$1,017,144	$1,039,190	$1,026,004
6/30/16	$1,033,091	$1,041,882	$1,036,667
7/31/16	$1,058,085	$1,080,295	$1,051,170
8/31/16	$1,061,209	$1,081,812	$1,051,521
9/30/16	$1,066,364	$1,082,016	$1,053,827
10/31/16	$1,055,920	$1,062,279	$1,043,302
11/30/16	$1,048,609	$1,101,621	$1,037,640
12/31/16	$1,059,774	$1,123,395	$1,045,860
1/31/17	$1,075,655	$1,144,702	$1,054,260
2/28/17	$1,094,712	$1,190,154	$1,066,404
3/31/17	$1,098,355	$1,191,542	$1,068,887
4/30/17	$1,108,967	$1,203,779	$1,077,784
5/31/17	$1,121,701	$1,220,720	$1,086,255
6/30/17	$1,124,552	$1,228,339	$1,087,973
7/31/17	$1,141,623	$1,253,597	$1,098,759
8/31/17	$1,150,159	$1,257,434	$1,103,379
9/30/17	$1,158,216	$1,283,373	$1,110,378
10/31/17	$1,170,002	$1,313,321	$1,118,392
11/30/17	$1,181,788	$1,353,600	$1,127,437
12/31/17	$1,194,842	$1,368,650	$1,135,196
1/31/18	$1,217,570	$1,447,011	$1,148,768
2/28/18	$1,188,349	$1,393,678	$1,128,730
3/31/18	$1,187,266	$1,358,260	$1,126,111
4/30/18	$1,184,020	$1,363,472	$1,126,207
5/31/18	$1,187,266	$1,396,307	$1,134,324
6/30/18	$1,186,608	$1,404,901	$1,133,957
7/31/18	$1,199,648	$1,457,183	$1,144,892
8/31/18	$1,202,908	$1,504,666	$1,153,987
9/30/18	$1,201,065	$1,513,230	$1,151,523
10/31/18	$1,161,721	$1,409,800	$1,117,922
11/30/18	$1,171,557	$1,438,530	$1,127,213
12/31/18	$1,145,309	$1,308,644	$1,106,364
1/31/19	$1,194,092	$1,413,513	$1,142,495
2/28/19	$1,206,288	$1,458,898	$1,153,792
3/31/19	$1,226,054	$1,487,247	$1,168,009
4/30/19	$1,241,644	$1,547,466	$1,181,986
5/31/19	$1,229,395	$1,449,127	$1,167,783
6/30/19	$1,266,103	$1,551,256	$1,201,051
7/31/19	$1,270,593	$1,573,551	$1,205,188
8/31/19	$1,284,062	$1,548,625	$1,210,748
9/30/19	$1,289,801	$1,577,601	$1,216,731
10/31/19	$1,302,236	$1,611,771	$1,228,584
11/30/19	$1,315,801	$1,670,277	$1,239,894
12/31/19	$1,334,032	$1,720,689	$1,253,847
1/31/20	$1,349,099	$1,720,014	$1,260,817
2/29/20	$1,321,283	$1,578,424	$1,235,061
3/31/20	$1,207,230	$1,383,468	$1,170,004
4/30/20	$1,281,450	$1,560,821	$1,226,376
5/31/20	$1,317,400	$1,635,159	$1,250,291
6/30/20	$1,344,086	$1,667,678	$1,265,737
7/31/20	$1,392,835	$1,761,710	$1,295,730
8/31/20	$1,426,495	$1,888,343	$1,311,886
9/30/20	$1,406,660	$1,816,592	$1,300,252
10/31/20	$1,392,698	$1,768,282	$1,290,471
11/30/20	$1,481,123	$1,961,845	$1,343,559
12/31/20	$1,520,292	$2,037,275	$1,364,319
1/31/21	$1,517,872	$2,016,707	$1,360,237
2/28/21	$1,520,292	$2,072,317	$1,360,927
3/31/21	$1,528,342	$2,163,076	$1,364,746
4/30/21	$1,570,147	$2,278,516	$1,387,692
5/31/21	$1,588,590	$2,294,430	$1,396,420
6/30/21	$1,604,501	$2,347,993	$1,406,508
7/31/21	$1,623,129	$2,403,770	$1,418,250
8/31/21	$1,640,515	$2,476,858	$1,427,784
9/30/21	$1,601,529	$2,361,660	$1,406,113
10/31/21	$1,636,481	$2,527,122	$1,425,834
11/30/21	$1,622,750	$2,509,612	$1,417,039
12/31/21	$1,656,934	$2,622,083	$1,434,030
1/31/22	$1,604,272	$2,486,398	$1,395,654
2/28/22	$1,572,161	$2,411,951	$1,380,766
3/31/22	$1,566,895	$2,501,506	$1,369,163
4/30/22	$1,479,488	$2,283,370	$1,313,252
5/31/22	$1,476,918	$2,287,559	$1,317,821
6/30/22	$1,396,282	$2,098,736	$1,269,399
7/31/22	$1,459,573	$2,292,248	$1,313,927
8/31/22	$1,414,365	$2,198,766	$1,283,446
9/30/22	$1,310,245	$1,996,263	$1,218,960
10/31/22	$1,336,216	$2,157,883	$1,239,583
11/30/22	$1,420,622	$2,278,474	$1,289,492
12/31/22	$1,390,160	$2,147,201	$1,273,805
1/31/23	$1,464,657	$2,282,118	$1,321,239
2/28/23	$1,422,088	$2,226,437	$1,297,637
3/31/23	$1,456,007	$2,308,179	$1,322,883
4/30/23	$1,466,733	$2,344,206	$1,333,150
5/31/23	$1,443,941	$2,354,395	$1,320,333
6/30/23	$1,480,136	$2,509,962	$1,343,913
7/31/23	$1,504,356	$2,590,595	$1,360,640
8/31/23	$1,473,408	$2,549,349	$1,344,319
9/30/23	$1,420,946	$2,427,801	$1,308,873
10/31/23	$1,385,727	$2,376,753	$1,285,516
11/30/23	$1,473,774	$2,593,811	$1,355,057
12/31/23	$1,541,336	$2,711,650	$1,405,584
1/31/24	$1,537,203	$2,757,216	$1,407,175
2/29/24	$1,549,600	$2,904,440	$1,416,178
3/31/24	$1,577,932	$2,997,889	$1,438,291
4/30/24	$1,526,584	$2,875,441	$1,405,779
5/31/24	$1,573,769	$3,018,019	$1,438,679
6/30/24	$1,589,675	$3,126,312	$1,454,443

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 12/31/14
Institutional Class	7.40%	4.66%	5.00%
S&P 500 Index	24.56%	15.05%	12.75%
S&P Target Date Retirement Income Index	8.22%	3.90%	4.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.  For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$335,002
# of Portfolio Holdings	21
Portfolio Turnover Rate	27%
Total Net Advisory Fees Paid During the Reporting Period	$34
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Fund invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	65.1%
Mutual Funds	34.5%
Short-Term Instruments	0.2%
Other Investments	0.2%
Other Assets and Liabilities, Net	0.0%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

Vanguard Institutional Index Fund 'Institutional'	19.7%
PIMCO Total Return Fund	18.7%
PIMCO Income Fund	11.7%
Vanguard Developed Markets Index Fund 'Institutional'	10.0%
PIMCO Long-Term Real Return Fund	9.2%
PIMCO Long-Term U.S. Government Fund	8.1%
PIMCO Real Return Fund	5.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.0%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	3.0%

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2024 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.20% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Change to REALPATH® Blend Glide Path. Effective February 28, 2024, the Fund’s REALPATH® Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: https://www.pimco.com/tax.

Institutional Class: PBRNX

PIMCO REALPATH® Blend Income Fund

Annual Shareholder Report |

June 30, 2024

PES2119ARTSR_063024

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Peter B. McCarthy, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. McCarthy is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	June 30, 2024	$ 778,309
	June 30, 2023	$ 676,297

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	June 30, 2024	$ —
	June 30, 2023	$ —

(c)	Fiscal Year Ended	Tax Fees
	June 30, 2024	$ 85,225
	June 30, 2023	$ 93,875

(d)	Fiscal Year Ended	All Other Fees(2)
	June 30, 2024	$ —
	June 30, 2023	$ —

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Equity Series (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	June 30, 2024	June 30, 2023
PIMCO Equity Series	$85,225	$93,875
Pacific Investment Management Company LLC (“PIMCO”)	12,040,579	37,330,351
Totals	$12,125,804	$37,424,226

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee (known as the Audit Oversight Committee) established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Oversight Committee is comprised of:

George E. Borst

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Peter B. McCarthy (Chair)

Ronald C. Parker

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

PIMCO Equity Series

REALPATH ® Blend Funds

Equity Exchange-Traded Funds

(b)	Not applicable.

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2024

REALPATH® Blend Funds

PIMCO REALPATH® Blend 2025 Fund

PIMCO REALPATH® Blend 2030 Fund

PIMCO REALPATH® Blend 2035 Fund

PIMCO REALPATH® Blend 2040 Fund

PIMCO REALPATH® Blend 2045 Fund

PIMCO REALPATH® Blend 2050 Fund

PIMCO REALPATH® Blend 2055 Fund

PIMCO REALPATH® Blend 2060 Fund

PIMCO REALPATH® Blend 2065 Fund

PIMCO REALPATH® Blend Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund, PIMCO REALPATH® Blend 2065 Fund and PIMCO REALPATH® Blend Income Fund (each, a “Fund” and collectively, the “Funds”).

The Funds are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Funds invest in a combination of affiliated and unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “Act”), equity securities, fixed income instruments of varying maturities, or related derivatives on any of the preceding securities mentioned. The Funds may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The risks and strategies associated with an investment in the Fund may result from direct investments and/or indirect exposure through investment in Acquired Funds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience

2	PIMCO EQUITY SERIES

increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

The PIMCO REALPATH® Blend Funds are intended for investors who prefer to have their asset allocation decisions made by professional money managers and are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to retire or to begin withdrawing assets. Each PIMCO REALPATH® Blend Fund is designed for investors expecting to retire or to begin withdrawing portions of their investments around the year indicated in the Fund’s name. The retirement year included in the REALPATH® Blend Fund’s name does not necessarily represent the specific year you expect to begin withdrawing your assets. It is intended only as a general guide.

The PIMCO REALPATH® Blend Funds are designed to provide investors with a comprehensive retirement solution tailored to the time when they expect to retire or plan to start withdrawing money (the “target date”). Each PIMCO REALPATH® Blend Fund follows a target asset allocation schedule that changes over time to help reduce portfolio risk, increasing its exposure to conservative investments as the target date approaches. The principal value of a Fund is not guaranteed at any

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the Funds	(Cont.)

time, including the target date. A Fund’s shareholders may experience losses, including losses near, at or after the target year indicated in the PIMCO REALPATH® Blend Fund’s name.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Administrative Class	Class A	Class R	Diversification Status
PIMCO REALPATH® Blend 2025 Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2030 Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2035 Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2040 Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2045 Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2050 Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2055 Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified
PIMCO REALPATH® Blend 2060 Fund	12/31/19	12/31/19	12/31/19	12/31/19	—	Diversified
PIMCO REALPATH® Blend 2065 Fund	12/30/22	12/30/22	12/30/22	12/30/22	—	Diversified
PIMCO REALPATH® Blend Income Fund	12/31/14	12/31/14	12/31/14	12/31/14	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by

4	PIMCO EQUITY SERIES

law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

On February 16, 2024, a supplement was filed to provide notification of the liquidation of the Administrative Class of PIMCO REALPATH® Blend Income Fund, PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060 Fund and PIMCO REALPATH® Blend 2065 Fund. Effective May 17, 2024, the Funds no longer sold Administrative Class shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Administrative Class shares of a Fund from other funds in the Trust or funds of PIMCO Funds. The Administrative Class of the Funds liquidated on June 21, 2024.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO REALPATH® Blend 2025 Fund
Institutional Class

06/30/2024	$11.54	$0.42	$0.47	$0.89	$(0.49)	$0.00	$(0.49)

06/30/2023	11.29	0.44	0.31	0.75	(0.31)	(0.19)	(0.50)

06/30/2022	13.50	0.44	(2.16)	(1.72)	(0.37)	(0.12)	(0.49)

06/30/2021	11.71	0.36	2.25	2.61	(0.65)	(0.17)	(0.82)

06/30/2020	11.33	0.36	0.36	0.72	(0.34)	0.00	(0.34)
Class A

06/30/2024	11.50	0.37	0.46	0.83	(0.44)	0.00	(0.44)

06/30/2023	11.25	0.38	0.32	0.70	(0.26)	(0.19)	(0.45)

06/30/2022	13.46	0.37	(2.15)	(1.78)	(0.31)	(0.12)	(0.43)

06/30/2021	11.68	0.28	2.27	2.55	(0.60)	(0.17)	(0.77)

06/30/2020	11.31	0.31	0.35	0.66	(0.29)	0.00	(0.29)

PIMCO REALPATH® Blend 2030 Fund
Institutional Class

06/30/2024	$12.22	$0.41	$0.78	$1.19	$(0.47)	$0.00	$(0.47)

06/30/2023	11.69	0.41	0.58	0.99	(0.28)	(0.18)	(0.46)

06/30/2022	14.09	0.41	(2.30)	(1.89)	(0.34)	(0.17)	(0.51)

06/30/2021	11.76	0.34	2.69	3.03	(0.55)	(0.15)	(0.70)

06/30/2020	11.54	0.35	0.22	0.57	(0.33)	(0.02)	(0.35)
Class A

06/30/2024	12.15	0.36	0.76	1.12	(0.42)	0.00	(0.42)

06/30/2023	11.62	0.36	0.58	0.94	(0.23)	(0.18)	(0.41)

06/30/2022	14.02	0.35	(2.30)	(1.95)	(0.28)	(0.17)	(0.45)

06/30/2021	11.71	0.27	2.68	2.95	(0.49)	(0.15)	(0.64)

06/30/2020	11.50	0.29	0.22	0.51	(0.28)	(0.02)	(0.30)

PIMCO REALPATH® Blend 2035 Fund
Institutional Class

06/30/2024	$13.00	$0.42	$1.11	$1.53	$(0.46)	$0.00	$(0.46)

06/30/2023	12.08	0.39	0.94	1.33	(0.25)	(0.16)	(0.41)

06/30/2022	14.54	0.39	(2.34)	(1.95)	(0.34)	(0.17)	(0.51)

06/30/2021	11.65	0.31	3.11	3.42	(0.44)	(0.09)	(0.53)

06/30/2020	11.58	0.33	0.08	0.41	(0.32)	(0.02)	(0.34)
Class A

06/30/2024	13.00	0.35	1.13	1.48	(0.41)	0.00	(0.41)

06/30/2023	12.08	0.33	0.95	1.28	(0.20)	(0.16)	(0.36)

06/30/2022	14.55	0.32	(2.34)	(2.02)	(0.28)	(0.17)	(0.45)

06/30/2021	11.67	0.24	3.11	3.35	(0.38)	(0.09)	(0.47)

06/30/2020	11.61	0.27	0.08	0.35	(0.27)	(0.02)	(0.29)

PIMCO REALPATH® Blend 2040 Fund
Institutional Class

06/30/2024	$13.54	$0.40	$1.43	$1.83	$(0.45)	$0.00	$(0.45)

06/30/2023	12.40	0.37	1.15	1.52	(0.22)	(0.16)	(0.38)

06/30/2022	14.96	0.38	(2.42)	(2.04)	(0.35)	(0.17)	(0.52)

06/30/2021	11.68	0.30	3.46	3.76	(0.41)	(0.07)	(0.48)

06/30/2020	11.71	0.31	0.02	0.33	(0.34)	(0.02)	(0.36)
Class A

06/30/2024	13.44	0.34	1.41	1.75	(0.39)	0.00	(0.39)

06/30/2023	12.32	0.31	1.14	1.45	(0.17)	(0.16)	(0.33)

06/30/2022	14.88	0.30	(2.39)	(2.09)	(0.30)	(0.17)	(0.47)

06/30/2021	11.62	0.22	3.45	3.67	(0.34)	(0.07)	(0.41)

06/30/2020	11.67	0.26	0.00	0.26	(0.29)	(0.02)	(0.31)

PIMCO REALPATH® Blend 2045 Fund
Institutional Class

06/30/2024	$13.84	$0.39	$1.65	$2.04	$(0.43)	$0.00	$(0.43)

06/30/2023	12.54	0.35	1.31	1.66	(0.20)	(0.16)	(0.36)

06/30/2022	15.11	0.36	(2.42)	(2.06)	(0.32)	(0.19)	(0.51)

06/30/2021	11.58	0.29	3.69	3.98	(0.38)	(0.07)	(0.45)

06/30/2020	11.67	0.30	(0.04)	0.26	(0.33)	(0.02)	(0.35)

6	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.94	7.87%	$457,575	0.03%	0.04%	0.03%	0.04%	3.66%	27%

11.54	6.87	403,689	0.03	0.03	0.03	0.03	3.89	23

11.29	(13.29)	211,435	0.04	0.04	0.04	0.04	3.35	21

13.50	22.73	220,130	0.04	0.04	0.04	0.04	2.78	20

11.71	6.41	80,067	0.04	0.05	0.04	0.05	3.18	39

11.89	7.36	5,974	0.48	0.49	0.48	0.49	3.21	27

11.50	6.41	5,844	0.48	0.48	0.48	0.48	3.40	23

11.25	(13.73)	6,905	0.51 (f)	0.51 (f)	0.51 (f)	0.51 (f)	2.85	21

13.46	22.18	10,114	0.54	0.54	0.54	0.54	2.21	20

11.68	5.88	6,420	0.54	0.55	0.54	0.55	2.68	39

$12.94	9.88%	$610,590	0.03%	0.04%	0.03%	0.04%	3.36%	22%

12.22	8.71	510,421	0.03	0.03	0.03	0.03	3.46	18

11.69	(13.97)	239,698	0.04	0.04	0.04	0.04	3.04	22

14.09	26.14	239,041	0.04	0.04	0.04	0.04	2.59	26

11.76	4.89	105,414	0.05	0.06	0.05	0.06	3.00	28

12.85	9.31	8,506	0.48	0.49	0.48	0.49	2.91	22

12.15	8.30	8,479	0.48	0.48	0.48	0.48	3.02	18

11.62	(14.42)	7,847	0.51 (f)	0.51 (f)	0.51 (f)	0.51 (f)	2.56	22

14.02	25.53	9,243	0.54	0.54	0.54	0.54	2.04	26

11.71	4.41	6,494	0.55	0.56	0.55	0.56	2.50	28

$14.07	11.97%	$640,041	0.04%	0.05%	0.04%	0.05%	3.14%	14%

13.00	11.26	488,420	0.04	0.04	0.04	0.04	3.16	18

12.08	(14.03)	215,450	0.05	0.05	0.05	0.05	2.78	17

14.54	29.68	193,069	0.04	0.05	0.04	0.05	2.32	21

11.65	3.47	76,525	0.06	0.07	0.06	0.07	2.85	34

14.07	11.51	8,897	0.49	0.50	0.49	0.50	2.68	14

13.00	10.79	8,308	0.49	0.49	0.49	0.49	2.69	18

12.08	(14.46)	6,983	0.52 (f)	0.52 (f)	0.52 (f)	0.52 (f)	2.29	17

14.55	28.97	7,914	0.54	0.55	0.54	0.55	1.80	21

11.67	2.95	6,109	0.56	0.57	0.56	0.57	2.36	34

$14.92	13.72%	$565,112	0.06%	0.07%	0.05%	0.06%	2.91%	19%

13.54	12.55	452,132	0.05	0.05	0.05	0.05	2.89	16

12.40	(14.20)	224,639	0.06	0.06	0.06	0.06	2.59	17

14.96	32.50	212,568	0.05	0.06	0.05	0.06	2.20	26

11.68	2.76	92,728	0.06	0.07	0.06	0.07	2.70	21

14.80	13.21	9,527	0.51	0.52	0.50	0.51	2.47	19

13.44	12.00	8,655	0.50	0.50	0.50	0.50	2.40	16

12.32	(14.58)	7,441	0.53 (f)	0.53 (f)	0.53 (f)	0.53 (f)	2.08	17

14.88	31.91	9,024	0.55	0.56	0.55	0.56	1.66	26

11.62	2.17	7,914	0.56	0.57	0.56	0.57	2.22	21

$15.45	14.95%	$527,937	0.05%	0.06%	0.05%	0.06%	2.74%	20%

13.84	13.48	426,393	0.05	0.05	0.05	0.05	2.68	11

12.54	(14.23)	207,869	0.06	0.06	0.06	0.06	2.47	13

15.11	34.67	200,184	0.05	0.06	0.05	0.06	2.13	22

11.58	2.16	91,173	0.06	0.07	0.06	0.07	2.59	16

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO REALPATH® Blend 2045 Fund (Cont.)
Class A

06/30/2024	$13.73	$0.33	$1.63	$1.96	$(0.37)	$0.00	$(0.37)

06/30/2023	12.46	0.28	1.31	1.59	(0.16)	(0.16)	(0.32)

06/30/2022	15.05	0.29	(2.42)	(2.13)	(0.27)	(0.19)	(0.46)

06/30/2021	11.54	0.21	3.69	3.90	(0.32)	(0.07)	(0.39)

06/30/2020	11.64	0.24	(0.04)	0.20	(0.28)	(0.02)	(0.30)

PIMCO REALPATH® Blend 2050 Fund
Institutional Class

06/30/2024	$14.07	$0.38	$1.81	$2.19	$(0.42)	$0.00	$(0.42)

06/30/2023	12.65	0.34	1.43	1.77	(0.19)	(0.16)	(0.35)

06/30/2022	15.28	0.36	(2.44)	(2.08)	(0.34)	(0.21)	(0.55)

06/30/2021	11.59	0.29	3.83	4.12	(0.36)	(0.07)	(0.43)

06/30/2020	11.74	0.29	(0.08)	0.21	(0.34)	(0.02)	(0.36)
Class A

06/30/2024	13.90	0.32	1.79	2.11	(0.37)	0.00	(0.37)

06/30/2023	12.51	0.27	1.43	1.70	(0.15)	(0.16)	(0.31)

06/30/2022	15.16	0.29	(2.43)	(2.14)	(0.30)	(0.21)	(0.51)

06/30/2021	11.51	0.21	3.81	4.02	(0.30)	(0.07)	(0.37)

06/30/2020	11.67	0.23	(0.08)	0.15	(0.29)	(0.02)	(0.31)

PIMCO REALPATH® Blend 2055 Fund
Institutional Class

06/30/2024	$14.27	$0.39	$1.90	$2.29	$(0.40)	$(0.02)	$(0.42)

06/30/2023	12.75	0.34	1.50	1.84	(0.19)	(0.13)	(0.32)

06/30/2022	15.33	0.37	(2.48)	(2.11)	(0.30)	(0.17)	(0.47)

06/30/2021	11.59	0.29	3.87	4.16	(0.38)	(0.04)	(0.42)

06/30/2020	11.79	0.29	(0.12)	0.17	(0.36)	(0.01)	(0.37)
Class A

06/30/2024	14.12	0.33	1.87	2.20	(0.34)	(0.02)	(0.36)

06/30/2023	12.64	0.26	1.50	1.76	(0.15)	(0.13)	(0.28)

06/30/2022	15.24	0.29	(2.45)	(2.16)	(0.27)	(0.17)	(0.44)

06/30/2021	11.53	0.21	3.86	4.07	(0.32)	(0.04)	(0.36)

06/30/2020	11.73	0.23	(0.12)	0.11	(0.30)	(0.01)	(0.31)

PIMCO REALPATH® Blend 2060 Fund
Institutional Class

06/30/2024	$11.08	$0.30	$1.55	$1.85	$(0.28)	$0.00	$(0.28)

06/30/2023	9.84	0.26	1.16	1.42	(0.12)	(0.06)	(0.18)

06/30/2022	12.47	0.30	(1.85)	(1.55)	(0.27)	(0.81)	(1.08)

06/30/2021	9.35	0.24	3.12	3.36	(0.24)	0.00	(0.24)

12/31/2019 - 06/30/2020	10.00	0.09	(0.74)	(0.65)	0.00	0.00	0.00
Class A

06/30/2024	10.99	0.24	1.54	1.78	(0.23)	0.00	(0.23)

06/30/2023	9.78	0.20	1.16	1.36	(0.09)	(0.06)	(0.15)

06/30/2022	12.43	0.24	(1.84)	(1.60)	(0.24)	(0.81)	(1.05)

06/30/2021	9.32	0.20	3.11	3.31	(0.20)	0.00	(0.20)

12/31/2019 - 06/30/2020	10.00	0.08	(0.76)	(0.68)	0.00	0.00	0.00

PIMCO REALPATH® Blend 2065 Fund
Institutional Class

06/30/2024	$11.21	$0.31	$1.52	$1.83	$(0.23)	$(0.02)	$(0.25)

12/30/2022 - 06/30/2023	10.00	0.12	1.11	1.23	(0.02)	0.00	(0.02)
Class A

06/30/2024	11.19	0.23	1.55	1.78	(0.18)	(0.02)	(0.20)

12/30/2022 - 06/30/2023	10.00	0.08	1.12	1.20	(0.01)	0.00	(0.01)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$15.32	14.47%	$6,582	0.50%		0.51%		0.50%		0.51%		2.34%	20%

13.73	12.97	4,749	0.50		0.50		0.50		0.50		2.19	11

12.46	(14.69)	3,967	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.97	13

15.05	34.03	4,593	0.55		0.56		0.55		0.56		1.57	22

11.54	1.64	3,658	0.56		0.57		0.56		0.57		2.08	16

$15.84	15.80%	$470,653	0.05%		0.06%		0.05%		0.06%		2.61%	29%

14.07	14.23	397,754	0.05		0.05		0.05		0.05		2.55	9

12.65	(14.29)	206,038	0.06		0.06		0.06		0.06		2.43	9

15.28	35.82	200,851	0.05		0.06		0.05		0.06		2.08	19

11.59	1.66	103,972	0.06		0.07		0.06		0.07		2.53	20

15.64	15.33	9,886	0.50		0.51		0.50		0.51		2.23	29

13.90	13.78	4,854	0.50		0.50		0.50		0.50		2.08	9

12.51	(14.73)	3,704	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.93	9

15.16	35.11	4,896	0.55		0.56		0.55		0.56		1.51	19

11.51	1.16	4,101	0.56		0.57		0.56		0.57		2.03	20

$16.14	16.30%	$401,820	0.05%		0.06%		0.05%		0.06%		2.60%	21%

14.27	14.69	289,834	0.05		0.05		0.05		0.05		2.51	8

12.75	(14.32)	145,097	0.06		0.06		0.06		0.06		2.47	9

15.33	36.15	122,612	0.06		0.06		0.06		0.06		2.11	14

11.59	1.33	51,061	0.07		0.07		0.06		0.06		2.49	28

15.96	15.83	6,817	0.50		0.51		0.50		0.51		2.22	21

14.12	14.14	3,320	0.50		0.50		0.50		0.50		1.99	8

12.64	(14.73)	2,622	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	1.92	9

15.24	35.46	3,159	0.56		0.56		0.56		0.56		1.52	14

11.53	0.85	2,684	0.57		0.57		0.56		0.56		1.98	28

$12.65	16.88%	$158,655	0.05%		0.06%		0.05%		0.06%		2.61%	12%

11.08	14.69	84,966	0.05		0.05		0.05		0.05		2.52	11

9.84	(13.93)	22,421	0.06		0.06		0.06		0.06		2.60	50

12.47	36.18	11,451	0.06		0.07		0.06		0.07		2.10	20

9.35	(6.50)	2,817	0.05	*	2.52	*	0.05	*	2.52	*	1.95 *	12

12.54	16.35	823	0.50		0.51		0.50		0.51		2.10	12

10.99	14.09	802	0.50		0.50		0.50		0.50		1.99	11

9.78	(14.32)	536	0.53	(f)	0.53	(f)	0.53	(f)	0.53	(f)	2.05	50

12.43	35.70	834	0.56		0.57		0.56		0.57		1.72	20

9.32	(6.80)	29	0.55	*	3.02	*	0.55	*	3.02	*	1.70 *	12

$12.79	16.49%	$18,944	0.05%		0.05%		0.05%		0.05%		2.59%	16%

11.21	12.29	4,889	0.05	*	3.49	*	0.05	*	3.49	*	2.21 *	8

12.77	16.09	208	0.50		0.50		0.50		0.50		1.96	16

11.19	11.99	112	0.50	*	3.94	*	0.50	*	3.94	*	1.48 *	8

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO REALPATH® Blend Income Fund
Institutional Class

06/30/2024	$11.00	$0.41	$0.39	$0.80	$(0.50)	$0.00	$(0.50)

06/30/2023	10.81	0.45	0.18	0.63	(0.34)	(0.10)	(0.44)

06/30/2022	12.92	0.43	(2.04)	(1.61)	(0.37)	(0.13)	(0.50)

06/30/2021	11.58	0.36	1.84	2.20	(0.68)	(0.18)	(0.86)

06/30/2020	11.28	0.35	0.34	0.69	(0.39)	0.00	(0.39)
Class A

06/30/2024	10.92	0.36	0.38	0.74	(0.45)	0.00	(0.45)

06/30/2023	10.73	0.40	0.18	0.58	(0.29)	(0.10)	(0.39)

06/30/2022	12.84	0.37	(2.03)	(1.66)	(0.32)	(0.13)	(0.45)

06/30/2021	11.53	0.30	1.82	2.12	(0.63)	(0.18)	(0.81)

06/30/2020	11.24	0.32	0.32	0.64	(0.35)	0.00	(0.35)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.22%.

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$11.30	7.40%	$317,089	0.03%		0.04%		0.03%		0.04%		3.75%	27%

11.00	6.01	297,254	0.03		0.03		0.03		0.03		4.14	29

10.81	(12.98)	170,997	0.03		0.04		0.03		0.04		3.49	18

12.92	19.37	191,873	0.03		0.04		0.03		0.04		2.88	17

11.58	6.16	106,005	0.04		0.05		0.04		0.05		3.08	52

11.21	6.90	17,913	0.48		0.49		0.48		0.49		3.30	27

10.92	5.59	21,344	0.48		0.48		0.48		0.48		3.70	29

10.73	(13.41)	28,738	0.50	(f)	0.51	(f)	0.50	(f)	0.51	(f)	3.03	18

12.84	18.71	30,699	0.53		0.54		0.53		0.54		2.39	17

11.53	5.71	16,501	0.54		0.55		0.54		0.55		2.82	52

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO REALPATH® Blend 2025 Fund	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund

Assets:

Investments, at value
Investments in securities*	$174,354	$317,710	$406,501	$420,161
Investments in Affiliates	286,506	299,351	241,878	153,066
Financial Derivative Instruments
Exchange-traded or centrally cleared	992	1,302	0	0
Cash	1	0	0	0
Receivable for investments sold	3,417	4,777	6,066	5,998
Receivable for investments in Affiliates sold	1,284	957	462	0
Receivable for Fund shares sold	214	1,025	296	1,278
Interest and/or dividends receivable	381	709	913	946
Dividends receivable from Affiliates	1,087	1,128	914	580
Reimbursement receivable from PIMCO	3	4	4	4
Total Assets	468,239	626,963	657,034	582,033

Liabilities:

Financial Derivative Instruments
Over the counter	$85	$113	$116	$102
Payable for investments purchased	2,385	4,582	5,160	5,555
Payable for investments in Affiliates purchased	1,830	2,773	2,339	1,348
Deposits from counterparty	101	126	130	121
Payable for Fund shares redeemed	276	256	328	243
Accrued investment advisory fees	4	5	10	13
Accrued supervisory and administrative fees	8	11	11	10
Accrued servicing fees	1	1	2	2
Total Liabilities	4,690	7,867	8,096	7,394

Commitments and Contingent Liabilities^

Net Assets	$463,549	$619,096	$648,938	$574,639

Net Assets Consist of:

Paid in capital	$456,018	$578,527	$579,232	$490,863
Distributable earnings (accumulated loss)	7,531	40,569	69,706	83,776

Net Assets	$463,549	$619,096	$648,938	$574,639

Cost of investments in securities	$130,232	$241,045	$317,199	$324,386
Cost of investments in Affiliates	$313,442	$326,402	$259,139	$163,962
Cost or premiums of financial derivative instruments, net	$2,268	$2,916	$0	$0

* Includes repurchase agreements of:	$544	$548	$449	$360

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend Income Fund

$434,444	$415,053	$364,464	$144,190	$17,504	$116,528
97,076	61,448	42,107	15,895	1,766	217,827

0	0	0	0	0	729
1	1	1	0	1	0
7,089	7,672	5,498	1,370	71	2,022
0	0	0	0	0	713
631	603	839	433	146	121
970	927	815	319	38	253
361	226	156	55	5	820
4	4	3	1	0	3
540,576	485,934	413,883	162,263	19,531	339,016

$96	$88	$76	$29	$3	$61
5,404	4,914	4,785	2,412	358	1,761
404	253	174	230	16	2,133
109	99	101	0	0	0
22	19	93	108	0	45
12	11	9	4	1	3
9	9	7	2	1	8
1	2	1	0	0	3
6,057	5,395	5,246	2,785	379	4,014

$534,519	$480,539	$408,637	$159,478	$19,152	$335,002

$440,235	$378,617	$334,893	$137,097	$16,867	$338,186
94,284	101,922	73,744	22,381	2,285	(3,184)

$534,519	$480,539	$408,637	$159,478	$19,152	$335,002

$336,502	$315,310	$292,049	$122,876	$15,400	$83,286
$103,892	$65,618	$44,260	$16,139	$1,769	$240,774
$0	$0	$0	$0	$0	$1,694

$371	$559	$1,106	$310	$217	$536

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Statements of Assets and Liabilities	(Cont.)

	PIMCO REALPATH® Blend 2025 Fund	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund

Net Assets:

Institutional Class	$457,575	$610,590	$640,041	$565,112
Class A	5,974	8,506	8,897	9,527

Shares Issued and Outstanding:

Institutional Class	38,322	47,195	45,481	37,880
Class A	502	662	632	644

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.94	$12.94	$14.07	$14.92
Class A	11.89	12.85	14.07	14.80

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend Income Fund

$527,937	$470,653	$401,820	$158,655	$18,944	$317,089
6,582	9,886	6,817	823	208	17,913

34,166	29,706	24,890	12,540	1,481	28,053
430	632	427	66	16	1,598

$15.45	$15.84	$16.14	$12.65	$12.79	$11.30
15.32	15.64	15.96	12.54	12.77	11.21

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Statements of Operations

Year Ended June 30, 2024
(Amounts in thousands†)	PIMCO REALPATH® Blend 2025 Fund	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund

Investment Income:

Interest	$56	$77	$68	$73
Dividends	4,530	7,518	8,996	9,199
Dividends from Investments in Affiliates	11,780	11,698	9,340	6,270
Total Income	16,366	19,293	18,404	15,542

Expenses:

Investment advisory fees	44	57	116	157
Supervisory and administrative fees	100	130	132	122
Distribution and/or servicing fees - Administrative Class	19 (a)	19 (a)	22 (a)	14 (a)
Distribution and/or servicing fees - Class A	14	21	20	21
Trustee fees	25	31	31	28
Interest expense	17	26	26	26
Expense reimbursements recouped	22	28	28	26
Organizational expense reimbursements recouped	0	0	0	0
Total Expenses	241	312	375	394
Waiver and/or Reimbursement by PIMCO	(25)	(31)	(31)	(28)
Net Expenses	216	281	344	366

Net Investment Income (Loss)	16,150	19,012	18,060	15,176

Net Realized Gain (Loss):

Investments in securities	3,368	2,563	549	814
Investments in Affiliates	(3,248)	(2,470)	(1,130)	(1,102)
Net capital gain distributions received from investments	1,252	2,250	2,780	2,879
Exchange-traded or centrally cleared financial derivative instruments	(1,721)	(2,070)	0	0
Over the counter financial derivative instruments	293	409	477	491

Net Realized Gain (Loss)	(56)	682	2,676	3,082

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	20,014	39,269	51,127	53,418
Investments in Affiliates	(2,105)	(4,127)	(3,657)	(1,720)
Exchange-traded or centrally cleared financial derivative instruments	(231)	(376)	0	0
Over the counter financial derivative instruments	146	148	128	117

Net Change in Unrealized Appreciation (Depreciation)	17,824	34,914	47,598	51,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,918	$54,608	$68,334	$70,073

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on June 21, 2024.

16	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend Income Fund

$67	$59	$54	$25	$4	$39
9,712	9,605	7,764	2,637	252	3,075
4,231	2,922	1,967	556	44	9,556
14,010	12,586	9,785	3,218	300	12,670

150	141	110	36	3	34
112	109	83	26	3	104
18 (a)	12 (a)	11 (a)	1 (a)	0 (a)	19 (a)
14	18	12	2	0	47
26	25	19	6	0	19
23	20	14	3	0	12
25	23	18	6	0	17
0	0	0	0	1	0
368	348	267	80	7	252
(27)	(25)	(19)	(6)	0	(19)
341	323	248	74	7	233

13,669	12,263	9,537	3,144	293	12,437

1,286	2,868	(4)	4	(5)	2,496
(577)	(533)	(216)	(20)	0	(5,335)
3,039	3,037	2,449	821	76	783
0	0	0	0	0	(1,416)
417	408	424	210	20	185

4,165	5,780	2,653	1,015	91	(3,287)

56,177	55,182	47,855	16,934	1,739	13,190
(1,057)	(228)	(174)	(45)	(5)	1,350
0	0	0	0	0	(86)
106	84	44	1	(2)	123

55,226	55,038	47,725	16,890	1,732	14,577

$73,060	$73,081	$59,915	$21,049	$2,116	$23,727

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Statements of Changes in Net Assets

	PIMCO REALPATH® Blend 2025 Fund			PIMCO REALPATH® Blend 2030 Fund			PIMCO REALPATH® Blend 2035 Fund			PIMCO REALPATH® Blend 2040 Fund

(Amounts in thousands†)	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Year Ended June 30, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$16,150		$12,840	$19,012		$13,592	$18,060		$11,790	$15,176		$10,135
Net realized gain (loss)	(56)		(7,208)	682		(6,806)	2,676		(5,212)	3,082		(4,114)
Net change in unrealized appreciation (depreciation)	17,824		17,865	34,914		29,228	47,598		36,766	51,815		39,043

Net Increase (Decrease) in Net Assets Resulting from Operations	33,918		23,497	54,608		36,014	68,334		43,344	70,073		45,064

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(18,361)		(12,215)	(21,140)		(12,793)	(19,763)		(10,255)	(16,476)		(9,073)
Administrative Class	(170	)(b)	(1,131)	(128	)(b)	(1,130)	(141	)(b)	(873)	(80	)(b)	(546)
Class A	(221)		(230)	(282)		(287)	(247)		(222)	(245)		(211)

Total Distributions(c)	(18,752)		(13,576)	(21,550)		(14,210)	(20,151)		(11,350)	(16,801)		(9,830)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	10,502		183,825	41,237		245,358	70,854		249,537	40,064		194,975

Total Increase (Decrease) in Net Assets	25,668		193,746	74,295		267,162	119,037		281,531	93,336		230,209

Net Assets:

Beginning of year	437,881		244,135	544,801		277,639	529,901		248,370	481,303		251,094
End of year	$463,549		$437,881	$619,096		$544,801	$648,938		$529,901	$574,639		$481,303

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was December 30, 2022.
(b)	Administrative Class Shares liquidated at the close of business on June 21, 2024.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO REALPATH® Blend 2045 Fund			PIMCO REALPATH® Blend 2050 Fund			PIMCO REALPATH® Blend 2055 Fund			PIMCO REALPATH® Blend 2060 Fund			PIMCO REALPATH® Blend 2065 Fund			PIMCO REALPATH® Blend Income Fund

Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Year Ended June 30, 2023	Year Ended June 30, 2024		Inception date through June 30, 2023(a)	Year Ended June 30, 2024		Year Ended June 30, 2023

$13,669		$8,796	$12,263		$7,997	$9,537		$5,540	$3,144		$1,282	$293		$40	$12,437		$11,365
4,165		(2,216)	5,780		(1,573)	2,653		(739)	1,015		(364)	91		23	(3,287)		(6,684)

55,226		39,012	55,038		38,957	47,725		28,345	16,890		7,186	1,732		364	14,577		11,804

73,060		45,592	73,081		45,381	59,915		33,146	21,049		8,104	2,116		427	23,727		16,485

(14,675)		(7,723)	(13,155)		(7,070)	(10,264)		(4,594)	(3,006)		(783)	(248)		(5)	(13,906)		(8,780)
(99	)(b)	(518)	(57	)(b)	(534)	(53	)(b)	(230)	(4	)(b)	(12)	(2	)(b)	0	(189	)(b)	(936)
(151)		(109)	(189)		(97)	(119)		(67)	(15)		(10)	(3)		0	(756)		(874)

(14,925)		(8,350)	(13,401)		(7,701)	(10,436)		(4,891)	(3,025)		(805)	(253)		(5)	(14,851)		(10,590)

19,341		189,263	145		153,762	50,680		124,095	54,477		56,357	12,176		4,691	(19,960)		115,358

77,476		226,505	59,825		191,442	100,159		152,350	72,501		63,656	14,039		5,113	(11,084)		121,253

457,043		230,538	420,714		229,272	308,478		156,128	86,977		23,321	5,113		0	346,086		224,833
$534,519		$457,043	$480,539		$420,714	$408,637		$308,478	$159,478		$86,977	$19,152		$5,113	$335,002		$346,086

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO REALPATH® Blend 2025 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 37.6%

MUTUAL FUNDS 37.5%

Vanguard Developed Markets Index Fund ‘Institutional’	3,168,761	$50,257

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	715,723	19,868

Vanguard Institutional Index Fund ‘Institutional’	220,833	99,207

Vanguard Small-Cap Index Fund ‘Institutional’	42,810	4,478

Total Mutual Funds (Cost $129,689)		173,810

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		544

Total Short-Term Instruments (Cost $544)		544

Total Investments in Securities (Cost $130,232)		174,354

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 61.8%

MUTUAL FUNDS (a) 57.0%

PIMCO Emerging Markets Local Currency and Bond Fund	2,626,298	$14,865

PIMCO High Yield Fund	506,026	4,013

PIMCO Income Fund	4,793,185	50,233

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,325,071	12,999

PIMCO Long-Term Real Return Fund	3,523,778	42,250

PIMCO Long-Term U.S. Government Fund	2,655,083	37,410

PIMCO Real Return Fund	2,282,932	22,715

PIMCO Total Return Fund	9,398,393	79,792

Total Mutual Funds (Cost $291,228)		264,277

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%

PIMCO Short-Term Floating NAV Portfolio III	2,284,864	$22,229

Total Short-Term Instruments (Cost $22,214)		22,229

Total Investments in Affiliates (Cost $313,442)		286,506

Total Investments 99.4% (Cost $443,674)		$460,860

Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $2,268)		907

Other Assets and Liabilities, net 0.4%		1,782

Net Assets 100.0%		$463,549

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$544	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(555)	$544	$544

Total Repurchase Agreements						$(555)	$544	$544

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$544	$0	$0	$544	$(555)	$(11)

Total Borrowings and Other Financing Transactions	$544	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

20	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	3,600.000	06/28/2024	85	$0	$0	$0
Put - CBOE S&P 500	3,575.000	09/20/2024	93	9	555	21
Put - CBOE S&P 500	3,775.000	12/20/2024	97	10	564	105
Put - CBOE S&P 500	4,075.000	03/21/2025	87	9	554	245
Put - CBOE S&P 500	4,500.000	06/20/2025	95	10	595	621

Total Purchased Options					$2,268	$992

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$992	$0	$0	$992	$0	$0	$0	$0

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	18,902	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$9,067	$0	$(13)	$0	$(13)

MYI	Receive	FNRETR Index	545	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	12,435	0	(51)	0	(51)
	Receive	FNRETR Index	187	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	4,267	0	(18)	0	(18)
	Receive	FNRETR Index	30	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	685	0	(3)	0	(3)

Total Swap Agreements								$0	$(85)	$0	$(85)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(13)	$(13)	$(13)	$0	$(13)
MYI	0	0	0	0	0	0	(72)	(72)	(72)	(100)	(172)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(85)	$(85)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO REALPATH® Blend 2025 Fund	(Cont.)	June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$992	$0	$0	$992

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$13	$0	$72	$0	$0	$85

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(2,322)	$0	$0	$(2,322)
Written Options	0	0	601	0	0	601

	$0	$0	$(1,721)	$0	$0	$(1,721)

Over the counter
Swap Agreements	$(154)	$0	$447	$0	$0	$293

	$(154)	$0	$(1,274)	$0	$0	$(1,428)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$290	$0	$0	$290
Written Options	0	0	(521)	0	0	(521)

	$0	$0	$(231)	$0	$0	$(231)

Over the counter
Swap Agreements	$156	$0	$(10)	$0	$0	$146

	$156	$0	$(241)	$0	$0	$(85)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$173,810	$0	$0	$173,810
Short-Term Instruments
Repurchase Agreements	0	544	0	544

	$173,810	$544	$0	$174,354

Investments in Affiliates, at Value
Mutual Funds	264,277	0	0	264,277
Short-Term Instruments
Central Funds Used for Cash Management Purposes	22,229	0	0	22,229

	$286,506	$0	$0	$286,506

Total Investments	$460,316	$544	$0	$460,860

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$992	$0	$992

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(85)	$0	$(85)

Total Financial Derivative Instruments	$0	$907	$0	$907

Totals	$460,316	$1,451	$0	$461,767

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

22	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 51.3%

MUTUAL FUNDS 51.1%

Vanguard Developed Markets Index Fund ‘Institutional’	3,654,980	$90,607

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,231,990	34,200

Vanguard Institutional Index Fund ‘Institutional’	402,294	180,723

Vanguard Small-Cap Index Fund ‘Institutional’	106,492	11,138

Total Mutual Funds (Cost $240,003)		316,668

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (d) 0.1%
		548

U.S. TREASURY BILLS 0.1%
5.376% due 07/11/2024 (a)(b)(e)	$495	494

Total Short-Term Instruments (Cost $1,042)		1,042

Total Investments in Securities (Cost $241,045)		317,710

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 48.4%

MUTUAL FUNDS (c) 43.4%

PIMCO Emerging Markets Local Currency and Bond Fund	2,842,851	$16,090

PIMCO High Yield Fund	517,296	4,102

PIMCO Income Fund	4,381,880	45,922

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,144,075	11,223

PIMCO Long-Term Real Return Fund	4,317,669	51,769

PIMCO Long-Term U.S. Government Fund	3,326,382	46,869

PIMCO Real Return Fund	2,438,825	24,266

PIMCO Total Return Fund	8,004,322	67,957

Total Mutual Funds (Cost $295,261)		268,198

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	3,202,039	$31,153

Total Short-Term Instruments (Cost $31,141)		31,153

Total Investments in Affiliates (Cost $326,402)		299,351

Total Investments 99.7% (Cost $567,447)		$617,061

Financial Derivative Instruments (f)(g) 0.2% (Cost or Premiums, net $2,916)		1,189

Other Assets and Liabilities, net 0.1%		846

Net Assets 100.0%		$619,096

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$548	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(559)	$548	$548

Total Repurchase Agreements						$(559)	$548	$548

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$548	$0	$0	$548	$(559)	$(11)

Total Borrowings and Other Financing Transactions	$548	$0	$0

(e)

Securities with an aggregate market value of $138 have been pledged as collateral as of June 30, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO REALPATH® Blend 2030 Fund	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	3,575.000	09/20/2024	116	$12	$692	$26
Put - CBOE S&P 500	3,775.000	12/20/2024	122	12	709	132
Put - CBOE S&P 500	4,075.000	03/21/2025	114	11	726	320
Put - CBOE S&P 500	4,500.000	06/20/2025	126	13	789	824

Total Purchased Options					$2,916	$1,302

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$1,302	$0	$0	$1,302	$0	$0	$0	$0

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	22,255	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$10,676	$0	$(16)	$0	$(16)

MYI	Receive	FNRETR Index	756	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	17,250	0	(71)	0	(71)
	Receive	FNRETR Index	254	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	5,795	0	(24)	0	(24)
	Receive	FNRETR Index	16	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	365	0	(2)	0	(2)

Total Swap Agreements								$0	$(113)	$0	$(113)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(16)	$(16)	$(16)	$0	$(16)
MYI	0	0	0	0	0	0	(97)	(97)	(97)	(126)	(223)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(113)	$(113)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$1,302	$0	$0	$1,302

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$16	$0	$97	$0	$0	$113

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(2,779)	$0	$0	$(2,779)
Written Options	0	0	709	0	0	709

	$0	$0	$(2,070)	$0	$0	$(2,070)

Over the counter
Swap Agreements	$(151)	$0	$560	$0	$0	$409

	$(151)	$0	$(1,510)	$0	$0	$(1,661)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$238	$0	$0	$238
Written Options	0	0	(614)	0	0	(614)

	$0	$0	$(376)	$0	$0	$(376)

Over the counter
Swap Agreements	$167	$0	$(19)	$0	$0	$148

	$167	$0	$(395)	$0	$0	$(228)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$316,668	$0	$0	$316,668
Short-Term Instruments
Repurchase Agreements	0	548	0	548
U.S. Treasury Bills	0	494	0	494

	$316,668	$1,042	$0	$317,710

Investments in Affiliates, at Value
Mutual Funds	268,198	0	0	268,198
Short-Term Instruments
Central Funds Used for Cash Management Purposes	31,153	0	0	31,153

	$299,351	$0	$0	$299,351

Total Investments	$616,019	$1,042	$0	$617,061

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,302	$0	$1,302

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(113)	$0	$(113)

Total Financial Derivative Instruments	$0	$1,189	$0	$1,189

Totals	$616,019	$2,231	$0	$618,250

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 62.7%

MUTUAL FUNDS 62.6%

Vanguard Developed Markets Index Fund ‘Institutional’	4,596,391	$113,945

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,630,780	45,271

Vanguard Institutional Index Fund ‘Institutional’	509,301	228,793

Vanguard Small-Cap Index Fund ‘Institutional’	172,513	18,043

Total Mutual Funds (Cost $316,750)		406,052

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		449

Total Short-Term Instruments (Cost $449)		449

Total Investments in Securities (Cost $317,199)		406,501

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 37.2%

MUTUAL FUNDS (a) 32.2%

PIMCO Emerging Markets Local Currency and Bond Fund	2,343,664	$13,265

PIMCO High Yield Fund	373,748	2,964

PIMCO Income Fund	3,412,695	35,765

PIMCO International Bond Fund (U.S. Dollar-Hedged)	852,158	8,359

PIMCO Long-Term Real Return Fund	3,399,643	40,762

PIMCO Long-Term U.S. Government Fund	2,438,350	34,356

PIMCO Real Return Fund	1,907,615	18,981

PIMCO Total Return Fund	6,425,189	54,550

Total Mutual Funds (Cost $226,295)		209,002

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	3,379,160	$32,876

Total Short-Term Instruments (Cost $32,844)		32,876

Total Investments in Affiliates (Cost $259,139)		241,878

Total Investments 99.9% (Cost $576,338)		$648,379

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(116)

Other Assets and Liabilities, net 0.1%		675

Net Assets 100.0%		$648,938

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$449	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(458)	$449	$449

Total Repurchase Agreements						$(458)	$449	$449

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$449	$0	$0	$449	$(458)	$(9)

Total Borrowings and Other Financing Transactions	$449	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	21,365	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$10,249	$0	$(14)	$0	$(14)

MYI	Receive	FNRETR Index	813	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	18,550	0	(77)	0	(77)
	Receive	FNRETR Index	191	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	4,358	0	(18)	0	(18)
	Receive	FNRETR Index	67	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	1,529	0	(7)	0	(7)

Total Swap Agreements								$0	$(116)	$0	$(116)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(14)	$(14)	$(14)	$0	$(14)
MYI	0	0	0	0	0	0	(102)	(102)	(102)	(130)	(232)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(116)	$(116)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$14	$0	$102	$0	$0	$116

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(127)	$0	$604	$0	$0	$477

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$151	$0	$(23)	$0	$0	$128

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO REALPATH® Blend 2035 Fund	(Cont.)	June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$406,052	$0	$0	$406,052
Short-Term Instruments
Repurchase Agreements	0	449	0	449

	$406,052	$449	$0	$406,501

Investments in Affiliates, at Value
Mutual Funds	209,002	0	0	209,002
Short-Term Instruments
Central Funds Used for Cash Management Purposes	32,876	0	0	32,876

	$241,878	$0	$0	$241,878

Total Investments	$647,930	$449	$0	$648,379

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(116)	$0	$(116)

Total Financial Derivative Instruments	$0	$(116)	$0	$(116)

Totals	$647,930	$333	$0	$648,263

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

28	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.2%

MUTUAL FUNDS 73.1%

Vanguard Developed Markets Index Fund ‘Institutional’	4,719,032	$116,985

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,689,183	46,892

Vanguard Institutional Index Fund ‘Institutional’	531,576	238,800

Vanguard Small-Cap Index Fund ‘Institutional’	163,726	17,124

Total Mutual Funds (Cost $324,026)		419,801

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		360

Total Short-Term Instruments (Cost $360)		360

Total Investments in Securities (Cost $324,386)		420,161

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 26.6%

MUTUAL FUNDS (a) 21.6%

PIMCO Emerging Markets Local Currency and Bond Fund	1,702,030	$9,633

PIMCO High Yield Fund	176,814	1,402

PIMCO Income Fund	1,884,560	19,750

PIMCO International Bond Fund (U.S. Dollar-Hedged)	645,708	6,334

PIMCO Long-Term Real Return Fund	2,055,050	24,640

PIMCO Long-Term U.S. Government Fund	1,314,615	18,523

PIMCO Real Return Fund	1,156,761	11,510

PIMCO Total Return Fund	3,830,577	32,522

Total Mutual Funds (Cost $135,235)		124,314

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short-Term Floating NAV Portfolio III	2,955,242	$28,752

Total Short-Term Instruments (Cost $28,727)		28,752

Total Investments in Affiliates (Cost $163,962)		153,066

Total Investments 99.8% (Cost $488,348)		$573,227

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(102)

Other Assets and Liabilities, net 0.2%		1,514

Net Assets 100.0%		$574,639

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$360	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(367)	$360	$360

Total Repurchase Agreements						$(367)	$360	$360

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$360	$0	$0	$360	$(367)	$(7)

Total Borrowings and Other Financing Transactions	$360	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Schedule of Investments	PIMCO REALPATH® Blend 2040 Fund	(Cont.)

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	17,270	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$8,284	$0	$(12)	$0	$(12)

MYI	Receive	FNRETR Index	664	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	15,151	0	(63)	0	(63)
	Receive	FNRETR Index	264	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	6,024	0	(25)	0	(25)
	Receive	FNRETR Index	26	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	593	0	(2)	0	(2)

Total Swap Agreements								$0	$(102)	$0	$(102)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(12)	$(12)	$(12)	$0	$(12)
MYI	0	0	0	0	0	0	(90)	(90)	(90)	(120)	(210)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(102)	$(102)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$12	$0	$90	$0	$0	$102

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(123)	$0	$614	$0	$0	$491

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$129	$0	$(12)	$0	$0	$117

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$419,801	$0	$0	$419,801
Short-Term Instruments
Repurchase Agreements	0	360	0	360

	$419,801	$360	$0	$420,161

Investments in Affiliates, at Value
Mutual Funds	124,314	0	0	124,314
Short-Term Instruments
Central Funds Used for Cash Management Purposes	28,752	0	0	28,752

	$153,066	$0	$0	$153,066

Total Investments	$572,867	$360	$0	$573,227

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(102)	$0	$(102)

Total Financial Derivative Instruments	$0	$(102)	$0	$(102)

Totals	$572,867	$258	$0	$573,125

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.3%

MUTUAL FUNDS 81.2%

Vanguard Developed Markets Index Fund ‘Institutional’	5,139,727	$127,414

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,616,827	44,883

Vanguard Institutional Index Fund ‘Institutional’	545,680	245,136

Vanguard Small-Cap Index Fund ‘Institutional’	159,093	16,640

Total Mutual Funds (Cost $336,131)		434,073

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		371

Total Short-Term Instruments (Cost $371)		371

Total Investments in Securities (Cost $336,502)		434,444

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 18.1%

MUTUAL FUNDS (a) 13.5%

PIMCO Emerging Markets Local Currency and Bond Fund	1,158,122	$6,555

PIMCO High Yield Fund	19,159	152

PIMCO Income Fund	827,985	8,677

PIMCO International Bond Fund (U.S. Dollar-Hedged)	404,288	3,966

PIMCO Long-Term Real Return Fund	1,028,388	12,330

PIMCO Long-Term U.S. Government Fund	897,579	12,647

PIMCO Real Return Fund	850,392	8,461

PIMCO Total Return Fund	2,288,198	19,427

Total Mutual Funds (Cost $79,057)		72,215

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%

PIMCO Short-Term Floating NAV Portfolio III	2,555,305	$24,861

Total Short-Term Instruments (Cost $24,835)		24,861

Total Investments in Affiliates (Cost $103,892)		97,076

Total Investments 99.4% (Cost $440,394)		$531,520

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(96)

Other Assets and Liabilities, net 0.6%		3,095

Net Assets 100.0%		$534,519

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$371	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(378)	$371	$371

Total Repurchase Agreements						$(378)	$371	$371

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$371	$0	$0	$371	$(378)	$(7)

Total Borrowings and Other Financing Transactions	$371	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	15,126	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$7,256	$0	$(10)	$0	$(10)

MYI	Receive	FNRETR Index	606	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	13,827	0	(57)	0	(57)
	Receive	FNRETR Index	254	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	5,796	0	(24)	0	(24)
	Receive	FNRETR Index	48	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	1,095	0	(5)	0	(5)

Total Swap Agreements								$0	$(96)	$0	$(96)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(10)	$(10)	$(10)	$0	$(10)
MYI	0	0	0	0	0	0	(86)	(86)	(86)	(108)	(194)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(96)	$(96)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$10	$0	$86	$0	$0	$96

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(106)	$0	$523	$0	$0	$417

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$113	$0	$(7)	$0	$0	$106

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	33

Schedule of Investments	PIMCO REALPATH® Blend 2045 Fund	(Cont.)	June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$434,073	$0	$0	$434,073
Short-Term Instruments
Repurchase Agreements	0	371	0	371

	$434,073	$371	$0	$434,444

Investments in Affiliates, at Value
Mutual Funds	72,215	0	0	72,215
Short-Term Instruments
Central Funds Used for Cash Management Purposes	24,861	0	0	24,861

	$97,076	$0	$0	$97,076

Total Investments	$531,149	$371	$0	$531,520

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(96)	$0	$(96)

Total Financial Derivative Instruments	$0	$(96)	$0	$(96)

Totals	$531,149	$275	$0	$531,424

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

34	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 86.3%

MUTUAL FUNDS 86.2%

Vanguard Developed Markets Index Fund ‘Institutional’	4,972,308	$123,264

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,509,306	41,898

Vanguard Institutional Index Fund ‘Institutional’	516,354	231,962

Vanguard Small-Cap Index Fund ‘Institutional’	166,076	17,370

Total Mutual Funds (Cost $314,751)		414,494

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		559

Total Short-Term Instruments (Cost $559)		559

Total Investments in Securities (Cost $315,310)		415,053

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 12.9%

MUTUAL FUNDS (a) 8.5%

PIMCO Emerging Markets Local Currency and Bond Fund	426,124	$2,412

PIMCO Income Fund	489,894	5,134

PIMCO International Bond Fund (U.S. Dollar-Hedged)	231,348	2,269

PIMCO Long-Term Real Return Fund	553,604	6,638

PIMCO Long-Term U.S. Government Fund	517,272	7,288

PIMCO Real Return Fund	473,627	4,712

PIMCO Total Return Fund	1,416,944	12,030

Total Mutual Funds (Cost $44,674)		40,483

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	2,154,843	$20,965

Total Short-Term Instruments (Cost $20,944)		20,965

Total Investments in Affiliates (Cost $65,618)		61,448

Total Investments 99.2% (Cost $380,928)		$476,501

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(88)

Other Assets and Liabilities, net 0.8%		4,126

Net Assets 100.0%		$480,539

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$559	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(570)	$559	$559

Total Repurchase Agreements						$(570)	$559	$559

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$559	$0	$0	$559	$(570)	$(11)

Total Borrowings and Other Financing Transactions	$559	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

Schedule of Investments	PIMCO REALPATH® Blend 2050 Fund	(Cont.)

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	12,651	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$6,069	$0	$(9)	$0	$(9)

MYI	Receive	FNRETR Index	650	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	14,831	0	(61)	0	(61)
	Receive	FNRETR Index	166	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	3,788	0	(16)	0	(16)
	Receive	FNRETR Index	24	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	547	0	(2)	0	(2)

Total Swap Agreements								$0	$(88)	$0	$(88)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(9)	$(9)	$(9)	$0	$(9)
MYI	0	0	0	0	0	0	(79)	(79)	(79)	(99)	(178)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(88)	$(88)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$9	$0	$79	$0	$0	$88

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(87)	$0	$495	$0	$0	$408

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$97	$0	$(13)	$0	$0	$84

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$414,494	$0	$0	$414,494
Short-Term Instruments
Repurchase Agreements	0	559	0	559

	$414,494	$559	$0	$415,053

Investments in Affiliates, at Value
Mutual Funds	40,483	0	0	40,483
Short-Term Instruments
Central Funds Used for Cash Management Purposes	20,965	0	0	20,965

	$61,448	$0	$0	$61,448

Total Investments	$475,942	$559	$0	$476,501

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(88)	$0	$(88)

Total Financial Derivative Instruments	$0	$(88)	$0	$(88)

Totals	$475,942	$471	$0	$476,413

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.2%

MUTUAL FUNDS 88.7%

Vanguard Developed Markets Index Fund ‘Institutional’	4,248,616	$105,323

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	1,332,743	36,997

Vanguard Institutional Index Fund ‘Institutional’	453,152	203,570

Vanguard Small-Cap Index Fund ‘Institutional’	158,839	16,613

Total Mutual Funds (Cost $290,088)		362,503

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (d) 0.3%
		1,106

U.S. TREASURY BILLS 0.2%
5.383% due 07/11/2024 - 07/18/2024 (a)(b)	$857	855

Total Short-Term Instruments (Cost $1,961)		1,961

Total Investments in Securities (Cost $292,049)		364,464

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.3%

MUTUAL FUNDS (c) 5.9%

PIMCO Emerging Markets Local Currency and Bond Fund	222,923	$1,262

PIMCO Income Fund	322,163	3,376

PIMCO International Bond Fund (U.S. Dollar-Hedged)	106,641	1,046

PIMCO Long-Term Real Return Fund	329,727	3,953

PIMCO Long-Term U.S. Government Fund	263,206	3,709

PIMCO Real Return Fund	327,578	3,259

PIMCO Total Return Fund	903,920	7,674

Total Mutual Funds (Cost $26,451)		24,279

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	1,832,425	$17,828

Total Short-Term Instruments (Cost $17,809)		17,828

Total Investments in Affiliates (Cost $44,260)		42,107

Total Investments 99.5% (Cost $336,309)		$406,571

Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $0)		(76)

Other Assets and Liabilities, net 0.5%		2,142

Net Assets 100.0%		$408,637

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$1,106	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,128)	$1,106	$1,106

Total Repurchase Agreements						$(1,128)	$1,106	$1,106

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,106	$0	$0	$1,106	$(1,128)	$(22)

Total Borrowings and Other Financing Transactions	$1,106	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	9,871	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$4,735	$0	$(7)	$0	$(7)

MYI	Receive	FNRETR Index	577	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	13,166	0	(55)	0	(55)
	Receive	FNRETR Index	98	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	2,236	0	(9)	0	(9)
	Receive	FNRETR Index	54	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	1,232	0	(5)	0	(5)

Total Swap Agreements								$0	$(76)	$0	$(76)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(7)	$(7)	$(7)	$0	$(7)
MYI	0	0	0	0	0	0	(69)	(69)	(69)	(100)	(169)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(76)	$(76)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$7	$0	$69	$0	$0	$76

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(50)	$0	$474	$0	$0	$424

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$64	$0	$(20)	$0	$0	$44

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Schedule of Investments	PIMCO REALPATH® Blend 2055 Fund	(Cont.)	June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$362,503	$0	$0	$362,503
Short-Term Instruments
Repurchase Agreements	0	1,106	0	1,106
U.S. Treasury Bills	0	855	0	855

	$362,503	$1,961	$0	$364,464

Investments in Affiliates, at Value
Mutual Funds	24,279	0	0	24,279
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,828	0	0	17,828

	$42,107	$0	$0	$42,107

Total Investments	$404,610	$1,961	$0	$406,571

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(76)	$0	$(76)

Total Financial Derivative Instruments	$0	$(76)	$0	$(76)

Totals	$404,610	$1,885	$0	$406,495

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

40	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%

MUTUAL FUNDS 90.0%

Vanguard Developed Markets Index Fund ‘Institutional’	2,592,359	$41,115

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	518,346	14,389

Vanguard Institutional Index Fund ‘Institutional’	180,658	81,159

Vanguard Small-Cap Index Fund ‘Institutional’	65,795	6,881

Total Mutual Funds (Cost $122,230)		143,544

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (d) 0.2%
		310

U.S. TREASURY BILLS 0.2%
5.376% due 07/11/2024 (a)(b)	$336	336

Total Short-Term Instruments (Cost $ )		646

Total Investments in Securities (Cost $122,876)		144,190

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.0%

MUTUAL FUNDS 4.6% (c)

PIMCO Emerging Markets Local Currency and Bond Fund	85,114	$482

PIMCO Income Fund	87,704	919

PIMCO International Bond Fund (U.S. Dollar-Hedged)	23,989	235

PIMCO Long-Term Real Return Fund	100,567	1,206

PIMCO Long-Term U.S. Government Fund	83,323	1,174

PIMCO Real Return Fund	112,027	1,115

PIMCO Total Return Fund	262,693	2,230

Total Mutual Funds (Cost $7,609)		7,361

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short-Term Floating NAV Portfolio III	877,134	$8,534

Total Short-Term Instruments (Cost $8,530)		8,534

Total Investments in Affiliates (Cost $16,139)		15,895

Total Investments 100.4% (Cost $139,015)		$160,085

Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $0)		(29)

Other Assets and Liabilities, net (0.4)%		(578)

Net Assets 100.0%		$159,478

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$310	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(316)	$310	$310

Total Repurchase Agreements						$(316)	$310	$310

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$310	$0	$0	$310	$(316)	$(6)

Total Borrowings and Other Financing Transactions	$310	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	41

Schedule of Investments	PIMCO REALPATH® Blend 2060 Fund	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	3,465	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$1,662	$0	$(2)	$0	$(2)

MYI	Receive	FNRETR Index	203	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	4,632	0	(19)	0	(19)
	Receive	FNRETR Index	19	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	434	0	(2)	0	(2)
	Receive	FNRETR Index	60	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	1,369	0	(6)	0	(6)

Total Swap Agreements								$0	$(29)	$0	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(2)	$(2)	$(2)	$0	$(2)
MYI	0	0	0	0	0	0	(27)	(27)	(27)	0	(27)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(29)	$(29)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$2	$0	$27	$0	$0	$29

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$(14)	$0	$224	$0	$0	$210

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$15	$0	$(14)	$0	$0	$1

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$143,544	$0	$0	$143,544
Short-Term Instruments
Repurchase Agreements	0	310	0	310
U.S. Treasury Bills	0	336	0	336

	$143,544	$646	$0	$144,190

Investments in Affiliates, at Value
Mutual Funds	7,361	0	0	7,361
Short-Term Instruments
Central Funds Used for Cash Management Purposes	8,534	0	0	8,534

	$15,895	$0	$0	$15,895

Total Investments	$159,439	$646	$0	$160,085

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(29)	$0	$(29)

Total Financial Derivative Instruments	$0	$(29)	$0	$(29)

Totals	$159,439	$617	$0	$160,056

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.4%

MUTUAL FUNDS 90.3%

Vanguard Developed Markets Index Fund ‘Admiral’	309,958	$4,910

Vanguard Emerging Markets Stock Index Fund ‘Admiral’	47,056	1,718

Vanguard Institutional Index Fund ‘Institutional’	21,814	9,799

Vanguard Small-Cap Index Fund ‘Admiral’	8,222	860

Total Mutual Funds (Cost $15,183)		17,287

SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (b) 1.1%
		217

Total Short-Term Instruments (Cost $217)		217

Total Investments in Securities (Cost $15,400)		17,504

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 9.2%

MUTUAL FUNDS (a) 3.8%

PIMCO Emerging Markets Local Currency and Bond Fund	9,447	$54

PIMCO Income Fund	7,381	77

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,157	21

PIMCO Long-Term Real Return Fund	11,428	137

PIMCO Long-Term U.S. Government Fund	9,145	129

PIMCO Real Return Fund	13,697	136

PIMCO Total Return Fund	20,418	174

Total Mutual Funds (Cost $731)		728

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short-Term Floating NAV Portfolio III	106,724	$1,038

Total Short-Term Instruments (Cost $1,038)		1,038

Total Investments in Affiliates (Cost $1,769)		1,766

Total Investments 100.6% (Cost $17,169)		$19,270

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $0)		(3)

Other Assets and Liabilities, net (0.6)%		(115)

Net Assets 100.0%		$19,152

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$217	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(222)	$217	$217

Total Repurchase Agreements						$(222)	$217	$217

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$217	$0	$0	$217	$(222)	$(5)

Total Borrowings and Other Financing Transactions	$217	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

44	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

(c) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	400	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$192	$0	$0	$0	$0

JPM	Receive	FNRETR Index	2	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	46	0	0	0	0

MYI	Receive	FNRETR Index	18	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	411	0	(2)	0	(2)
	Receive	FNRETR Index	14	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	319	0	(1)	0	(1)

Total Swap Agreements								$0	$(3)	$0	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
MYI	$0	$0	$0	$0	$0	$0	$(3)	$(3)	$(3)	$0	$(3)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$0	$3	$0	$0	$3

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$20	$0	$0	$20

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Swap Agreements	$1	$0	$(3)	$0	$0	$(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Schedule of Investments	PIMCO REALPATH® Blend 2065 Fund	(Cont.)	June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$17,287	$0	$0	$17,287
Short-Term Instruments
Repurchase Agreements	0	217	0	217

	$17,287	$217	$0	$17,504

Investments in Affiliates, at Value
Mutual Funds	728	0	0	728
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,038	0	0	1,038

	$1,766	$0	$0	$1,766

Total Investments	$19,053	$217	$0	$19,270

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$(3)	$0	$(3)

Totals	$19,053	$214	$0	$19,267

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

46	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO REALPATH® Blend Income Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 34.7%

MUTUAL FUNDS 34.5%

Vanguard Developed Markets Index Fund ‘Institutional’	2,119,316	$33,612

Vanguard Emerging Markets Stock Index Fund ‘Institutional’	484,792	13,458

Vanguard Institutional Index Fund ‘Institutional’	147,119	66,091

Vanguard Small-Cap Index Fund ‘Admiral’	27,062	2,831

Total Mutual Funds (Cost $82,750)		115,992

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%

		536

Total Short-Term Instruments (Cost $536)		536

Total Investments in Securities (Cost $83,286)		116,528

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 65.1%

MUTUAL FUNDS (a) 60.0%

PIMCO Emerging Markets Local Currency and Bond Fund	1,968,589	$11,142

PIMCO High Yield Fund	394,877	3,131

PIMCO Income Fund	3,723,155	39,019

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,018,156	9,988

PIMCO Long-Term Real Return Fund	2,566,840	30,777

PIMCO Long-Term U.S. Government Fund	1,920,497	27,060

PIMCO Real Return Fund	1,705,415	16,969

PIMCO Total Return Fund	7,361,158	62,496

Total Mutual Funds (Cost $223,538)		200,582

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%

PIMCO Short-Term Floating NAV Portfolio III	1,772,544	$17,245

Total Short-Term Instruments (Cost $17,236)		17,245

Total Investments in Affiliates (Cost $240,774)		217,827

Total Investments 99.8% (Cost $324,060)		$334,355

Financial Derivative Instruments (c)(d) 0.2% (Cost or Premiums, net $1,694)		668

Other Assets and Liabilities, net 0.0%		(21)

Net Assets 100.0%		$335,002

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$536	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(547)	$536	$536

Total Repurchase Agreements						$(547)	$536	$536

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$536	$0	$0	$536	$(547)	$(11)

Total Borrowings and Other Financing Transactions	$536	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Schedule of Investments	PIMCO REALPATH® Blend Income Fund	(Cont.)

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	3,575.000	09/20/2024	71	$7	$424	$16
Put - CBOE S&P 500	3,775.000	12/20/2024	73	7	424	79
Put - CBOE S&P 500	4,075.000	03/21/2025	65	7	414	183
Put - CBOE S&P 500	4,500.000	06/20/2025	69	7	432	451

Total Purchased Options					$1,694	$729

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$729	$0	$0	$729	$0	$0	$0	$0

(d) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	BERYTR Index	13,963	5.400% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$6,698	$0	$(9)	$0	$(9)

MYI	Receive	FNRETR Index	398	5.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	9,082	0	(38)	0	(38)
	Receive	FNRETR Index	148	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/02/2025	3,377	0	(14)	0	(14)

Total Swap Agreements								$0	$(61)	$0	$(61)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
GST	$0	$0	$0	$0	$0	$0	$(9)	$(9)	$(9)	$0	$(9)
MYI	0	0	0	0	0	0	(52)	(52)	(52)	0	(52)

Total Over the Counter	$0	$0	$0	$0	$0	$0	$(61)	$(61)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

48	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$729	$0	$0	$729

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$9	$0	$52	$0	$0	$61

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(1,920)	$0	$0	$(1,920)
Written Options	0	0	504	0	0	504

	$0	$0	$(1,416)	$0	$0	$(1,416)

Over the counter
Swap Agreements	$(124)	$0	$309	$0	$0	$185

	$(124)	$0	$(1,107)	$0	$0	$(1,231)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$352	$0	$0	$352
Written Options	0	0	(438)	0	0	(438)

	$0	$0	$(86)	$0	$0	$(86)

Over the counter
Swap Agreements	$127	$0	$(4)	$0	$0	$123

	$127	$0	$(90)	$0	$0	$37

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Mutual Funds	$115,992	$0	$0	$115,992
Short-Term Instruments
Repurchase Agreements	0	536	0	536

	$115,992	$536	$0	$116,528

Investments in Affiliates, at Value
Mutual Funds	200,582	0	0	200,582
Short-Term Instruments
Central Funds Used for Cash Management Purposes	17,245	0	0	17,245

	$217,827	$0	$0	$217,827

Total Investments	$333,819	$536	$0	$334,355

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$729	$0	$729

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(61)	$0	$(61)

Total Financial Derivative Instruments	$0	$668	$0	$668

Totals	$333,819	$1,204	$0	$335,023

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

Notes to Financial Statements

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Administrative Class, and Class A shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Each Fund may invest substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, the “Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, the “Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO REALPATH® Blend 2025 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2030 Fund	Quarterly	Quarterly

50	PIMCO EQUITY SERIES

June 30, 2024

Fund Name	Declared	Distributed

PIMCO REALPATH® Blend 2035 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2040 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2045 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2050 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2055 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2060 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend 2065 Fund	Quarterly	Quarterly

PIMCO REALPATH® Blend Income Fund	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	51

Notes to Financial Statements	(Cont.)

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio

52	PIMCO EQUITY SERIES

June 30, 2024

investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	53

Notes to Financial Statements	(Cont.)

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

54	PIMCO EQUITY SERIES

June 30, 2024

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest substantially all or a significant portion of its assets in Underlying PIMCO Funds and Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$13,201	$2,433	$(456)	$(33)	$(280)	$14,865	$601	$0

PIMCO High Yield Fund	9,008	1,255	(6,517)	(448)	715	4,013	448	0

PIMCO Income Fund	58,993	12,832	(21,918)	(1,563)	1,889	50,233	3,606	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	11,162	2,563	(1,079)	(19)	372	12,999	431	0

PIMCO Long-Term Real Return Fund	44,631	9,240	(7,147)	(706)	(3,768)	42,250	2,073	0

PIMCO Long-Term U.S. Government Fund	23,399	19,368	(3,314)	(258)	(1,785)	37,410	919	0

PIMCO Real Return Fund	17,956	6,263	(1,494)	(64)	54	22,715	669	0

PIMCO Short-Term Floating NAV Portfolio III	25,404	96,715	(99,900)	4	6	22,229	1,106	0

PIMCO Total Return Fund	49,927	32,774	(3,440)	(161)	692	79,792	1,927	0

Totals	$253,681	$183,443	$(145,265)	$(3,248)	$(2,105)	$286,506	$11,780	$0

PIMCO REALPATH® Blend 2030 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$13,083	$3,781	$(422)	$(30)	$(322)	$16,090	$620	$0

PIMCO High Yield Fund	8,581	1,671	(6,404)	(388)	642	4,102	438	0

PIMCO Income Fund	49,107	12,910	(16,370)	(936)	1,211	45,922	3,087	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,148	2,618	(835)	(11)	303	11,223	362	0

PIMCO Long-Term Real Return Fund	47,594	14,433	(5,299)	(617)	(4,342)	51,769	2,370	0

PIMCO Long-Term U.S. Government Fund	28,348	23,651	(2,544)	(250)	(2,336)	46,869	1,140	0

PIMCO Real Return Fund	16,816	8,726	(1,272)	(49)	45	24,266	677	0

PIMCO Short-Term Floating NAV Portfolio III	27,819	100,621	(97,300)	12	1	31,153	1,407	0

PIMCO Total Return Fund	40,483	30,433	(3,429)	(201)	671	67,957	1,597	0

Totals	$240,979	$198,844	$(133,875)	$(2,470)	$(4,127)	$299,351	$11,698	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	55

Notes to Financial Statements	(Cont.)

PIMCO REALPATH® Blend 2035 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$10,051	$3,477	$0	$0	$(263)	$13,265	$496	$0

PIMCO High Yield Fund	5,660	1,134	(4,011)	(194)	375	2,964	299	0

PIMCO Income Fund	35,294	9,315	(9,059)	(613)	828	35,765	2,306	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,615	1,512	0	0	232	8,359	270	0

PIMCO Long-Term Real Return Fund	34,247	12,443	(2,246)	(228)	(3,454)	40,762	1,791	0

PIMCO Long-Term U.S. Government Fund	19,659	17,433	(864)	(61)	(1,811)	34,356	827	0

PIMCO Real Return Fund	11,192	8,058	(267)	(15)	13	18,981	497	0

PIMCO Short-Term Floating NAV Portfolio III	23,529	85,931	(76,600)	0	16	32,876	1,616	0

PIMCO Total Return Fund	29,600	25,305	(743)	(19)	407	54,550	1,238	0

Totals	$175,847	$164,608	$(93,790)	$(1,130)	$(3,657)	$241,878	$9,340	$0

PIMCO REALPATH® Blend 2040 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$7,526	$2,813	$(363)	$(13)	$(330)	$9,633	$367	$0

PIMCO High Yield Fund	2,282	943	(1,892)	(46)	115	1,402	129	0

PIMCO Income Fund	23,058	7,199	(10,760)	(701)	954	19,750	1,449	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,814	1,363	0	0	157	6,334	197	0

PIMCO Long-Term Real Return Fund	20,258	9,241	(2,636)	(234)	(1,989)	24,640	1,089	0

PIMCO Long-Term U.S. Government Fund	11,243	9,252	(993)	(57)	(922)	18,523	455	0

PIMCO Real Return Fund	5,889	6,118	(500)	(1)	4	11,510	291	0

PIMCO Short-Term Floating NAV Portfolio III	21,641	95,397	(88,300)	0	14	28,752	1,483	0

PIMCO Total Return Fund	20,749	13,650	(2,104)	(50)	277	32,522	810	0

Totals	$117,460	$145,976	$(107,548)	$(1,102)	$(1,720)	$153,066	$6,270	$0

PIMCO REALPATH® Blend 2045 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$4,793	$2,467	$(469)	$(17)	$(219)	$6,555	$249	$0

PIMCO High Yield Fund	138	9	0	0	5	152	9	0

PIMCO Income Fund	12,496	3,470	(7,453)	(427)	591	8,677	546	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,969	1,161	(270)	(1)	107	3,966	130	0

PIMCO Long-Term Real Return Fund	8,937	5,597	(1,149)	(69)	(986)	12,330	540	0

PIMCO Long-Term U.S. Government Fund	8,398	6,062	(1,027)	(58)	(728)	12,647	344	0

PIMCO Real Return Fund	3,539	5,558	(637)	(1)	2	8,461	209	0

PIMCO Short-Term Floating NAV Portfolio III	24,160	84,085	(83,400)	5	11	24,861	1,473	0

PIMCO Total Return Fund	12,085	8,513	(1,322)	(9)	160	19,427	731	0

Totals	$77,515	$116,922	$(95,727)	$(577)	$(1,057)	$97,076	$4,231	$0

56	PIMCO EQUITY SERIES

June 30, 2024

PIMCO REALPATH® Blend 2050 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$1,826	$975	$(314)	$(11)	$(64)	$2,412	$96	$0

PIMCO Income Fund	8,031	2,445	(5,443)	(244)	345	5,134	501	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,615	913	(326)	(2)	69	2,269	76	0

PIMCO Long-Term Real Return Fund	5,232	2,853	(893)	(54)	(500)	6,638	303	0

PIMCO Long-Term U.S. Government Fund	5,123	3,690	(1,084)	(57)	(384)	7,288	210	0

PIMCO Real Return Fund	1,674	3,748	(724)	(60)	74	4,712	116	0

PIMCO Short-Term Floating NAV Portfolio III	18,149	93,304	(90,500)	5	7	20,965	1,294	0

PIMCO Total Return Fund	7,924	5,495	(1,504)	(110)	225	12,030	326	0

Totals	$49,574	$113,423	$(100,788)	$(533)	$(228)	$61,448	$2,922	$0

PIMCO REALPATH® Blend 2055 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$827	$461	$0	$0	$(26)	$1,262	$45	$0

PIMCO Income Fund	4,342	1,688	(2,696)	(124)	166	3,376	287	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	597	421	0	0	28	1,046	31	0

PIMCO Long-Term Real Return Fund	2,661	1,861	(266)	(22)	(281)	3,953	168	0

PIMCO Long-Term U.S. Government Fund	2,423	1,807	(308)	(21)	(192)	3,709	105	0

PIMCO Real Return Fund	1,062	2,473	(280)	(50)	54	3,259	76	0

PIMCO Short-Term Floating NAV Portfolio III	15,042	84,574	(81,800)	4	8	17,828	1,065	0

PIMCO Total Return Fund	4,185	3,885	(462)	(3)	69	7,674	190	0

Totals	$31,139	$97,170	$(85,812)	$(216)	$(174)	$42,107	$1,967	$0

PIMCO REALPATH® Blend 2060 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$256	$234	$0	$0	$(8)	$482	$14	$0

PIMCO Income Fund	840	630	(567)	(19)	35	919	66	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	98	132	0	0	5	235	6	0

PIMCO Long-Term Real Return Fund	597	673	0	0	(64)	1,206	45	0

PIMCO Long-Term U.S. Government Fund	583	636	0	0	(45)	1,174	28	0

PIMCO Real Return Fund	359	751	0	0	5	1,115	25	0

PIMCO Short-Term Floating NAV Portfolio III	3,600	48,731	(43,800)	(1)	4	8,534	327	0

PIMCO Total Return Fund	829	1,378	0	0	23	2,230	45	0

Totals	$7,162	$53,165	$(44,367)	$(20)	$(45)	$15,895	$556	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	57

Notes to Financial Statements	(Cont.)

PIMCO REALPATH® Blend 2065 Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$15	$39	$0	$0	$0	$54	$1	$0

PIMCO Income Fund	41	85	(50)	0	1	77	4	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	4	17	0	0	0	21	0	0

PIMCO Long-Term Real Return Fund	38	104	0	0	(5)	137	5	0

PIMCO Long-Term U.S. Government Fund	34	98	0	0	(3)	129	3	0

PIMCO Real Return Fund	22	113	0	0	1	136	3	0

PIMCO Short-Term Floating NAV Portfolio III	102	6,026	(5,090)	0	0	1,038	25	0

PIMCO Total Return Fund	41	132	0	0	1	174	3	0

Totals	$297	$6,614	$(5,140)	$0	$(5)	$1,766	$44	$0

PIMCO REALPATH® Blend Income Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Local Currency and Bond Fund	$11,357	$1,503	$(1,240)	$(79)	$(399)	$11,142	$484	$0

PIMCO High Yield Fund	7,742	565	(5,404)	(425)	653	3,131	366	0

PIMCO Income Fund	54,265	7,204	(23,062)	(2,137)	2,749	39,019	3,069	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,130	1,314	(1,776)	(49)	369	9,988	363	0

PIMCO Long-Term Real Return Fund	36,356	6,596	(8,617)	(1,509)	(2,049)	30,777	1,598	0

PIMCO Long-Term U.S. Government Fund	17,877	14,617	(3,865)	(350)	(1,219)	27,060	683	0

PIMCO Real Return Fund	15,838	3,893	(2,747)	(157)	142	16,969	540	0

PIMCO Short-Term Floating NAV Portfolio III	17,024	80,012	(79,800)	7	2	17,245	804	0

PIMCO Total Return Fund	46,431	23,428	(7,829)	(636)	1,102	62,496	1,649	0

Totals	$217,020	$139,132	$(134,340)	$(5,335)	$1,350	$217,827	$9,556	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

58	PIMCO EQUITY SERIES

June 30, 2024

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	59

Notes to Financial Statements	(Cont.)

be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of

Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

60	PIMCO EQUITY SERIES

June 30, 2024

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO REALPATH® Blend 2025 Fund	PIMCO REALPATH® Blend 2030 Fund	PIMCO REALPATH® Blend 2035 Fund	PIMCO REALPATH® Blend 2040 Fund	PIMCO REALPATH® Blend 2045 Fund	PIMCO REALPATH® Blend 2050 Fund	PIMCO REALPATH® Blend 2055 Fund	PIMCO REALPATH® Blend 2060 Fund	PIMCO REALPATH® Blend 2065 Fund	PIMCO REALPATH® Blend Income Fund

Allocation	X	X	X	X	X	X	X	X	X	X

Acquired Fund	X	X	X	X	X	X	X	X	X	X

New Fund	—	—	—	—	—	—	—	—	X	—

Small Fund	—	—	—	—	—	—	—	X	X	—

Equity	X	X	X	X	X	X	X	X	X	X

Value Investing	X	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield and Distressed Company	X	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X

Commodity	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset Backed Securities	X	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X	X	X	X

Small-Cap and Mid-Cap Company	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X	X

Subsidiary	X	X	X	X	X	X	X	X	X	X

Convertible Securities	X	X	X	X	X	X	X	X	X	X

Exchange-Traded Fund	X	X	X	X	X	X	X	X	X	X

LIBOR Transition	X	X	X	X	X	X	X	X	X	X

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	61

Notes to Financial Statements	(Cont.)

A Fund is generally subject to a different level and amount of risk relative to its target date and time horizon. The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

The following risks are principal risks of investing in a Fund that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid

62	PIMCO EQUITY SERIES

June 30, 2024

investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Mortgage-Related and Other Asset-Backed Securities Risk is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	63

Notes to Financial Statements	(Cont.)

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), a Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or

64	PIMCO EQUITY SERIES

June 30, 2024

regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	65

Notes to Financial Statements	(Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

66	PIMCO EQUITY SERIES

June 30, 2024

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	Class A	Class R
PIMCO REALPATH® Blend 2025 Fund	0.01%	0.02%	0.02%~	0.22%	0.27%	*
PIMCO REALPATH® Blend 2030 Fund	0.01%	0.02%	0.02%~	0.22%	0.27%	*
PIMCO REALPATH® Blend 2035 Fund	0.02%	0.02%	0.02%~	0.22%	0.27%	*
PIMCO REALPATH® Blend 2040 Fund	0.03%	0.02%	0.02%~	0.22%	0.27%	*
PIMCO REALPATH® Blend 2045 Fund	0.03%	0.02%	0.02%~	0.22%	0.27%	*
PIMCO REALPATH® Blend 2050 Fund	0.03%	0.02%	0.02%~	0.22%	0.27%	*
PIMCO REALPATH® Blend 2055 Fund	0.03%	0.02%	0.02%~	0.22%	0.27%	*
PIMCO REALPATH® Blend 2060 Fund	0.03%	0.02%	0.02%~	0.22%	N/A
PIMCO REALPATH® Blend 2065 Fund	0.03%	0.02%	0.02%~	0.22%	N/A
PIMCO REALPATH® Blend Income Fund	0.01%	0.02%	0.02%~	0.22%	0.27%	*

~	This share class was liquidated during the reporting period.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended June 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.25% for Class R shares and in connection with personal services rendered to Class A and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Distribution Fee		Servicing Fee

Administrative Class~	0.25%	~	—

Class A	—		0.25%

Class R*	0.25%	*	0.25%	*

~	This share class was liquidated during the reporting period.
*	This particular share class has been registered with the SEC, but was not operational during the fiscal year ended June 30, 2024.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended June 30, 2024, the Distributor retained $29,582 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	67

Notes to Financial Statements	(Cont.)

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2024, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of June 30, 2024, were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RealPath® Blend 2025 Fund	$0	$0	$20	$20

PIMCO RealPath® Blend 2030 Fund	0	0	23	23

PIMCO RealPath® Blend 2035 Fund	0	0	19	19

PIMCO RealPath® Blend 2040 Fund	0	0	20	20

PIMCO RealPath® Blend 2045 Fund	0	0	21	21

PIMCO RealPath® Blend 2050 Fund	0	0	23	23

PIMCO RealPath® Blend 2055 Fund	0	0	10	10

PIMCO RealPath® Blend 2060 Fund	0	0	1	1

PIMCO RealPath® Blend 2065 Fund	0	120	0	120

PIMCO RealPath® Blend Income Fund	0	1	19	20

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds Fund, an investor will indirectly bear fees and expenses charged by Acquired Funds (and may indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market

68	PIMCO EQUITY SERIES

June 30, 2024

movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO REALPATH® Blend 2025 Fund	$0	$0	$121,612	$114,711

PIMCO REALPATH® Blend 2030 Fund	0	0	152,855	117,585

PIMCO REALPATH® Blend 2035 Fund	0	0	145,045	79,701

PIMCO REALPATH® Blend 2040 Fund	0	0	128,868	92,758

PIMCO REALPATH® Blend 2045 Fund	0	0	117,339	95,712

PIMCO REALPATH® Blend 2050 Fund	0	0	128,317	129,932

PIMCO REALPATH® Blend 2055 Fund	0	0	123,187	73,390

PIMCO REALPATH® Blend 2060 Fund	0	0	66,109	14,199

PIMCO REALPATH® Blend 2065 Fund	0	0	13,213	1,740

PIMCO REALPATH® Blend Income Fund	0	0	85,171	106,778

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO REALPATH® Blend 2025 Fund						PIMCO REALPATH® Blend 2030 Fund

	Year Ended 06/30/2024				Year Ended 06/30/2023		Year Ended 06/30/2024				Year Ended 06/30/2023

	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold

Institutional Class	11,025		$126,307		22,163	$250,170	12,783		$157,234		24,745	$291,897

Administrative Class	59	(b)	675	(b)	844	9,574	56	(b)	694	(b)	435	5,142

Class A	45		525		75	847	70		857		58	674
Issued as reinvestment of distributions

Institutional Class	1,538		18,124		1,074	11,972	1,642		20,747		1,065	12,424

Administrative Class	15	(b)	170	(b)	102	1,131	11	(b)	128	(b)	97	1,130

Class A	19		221		20	225	23		282		25	286
Cost of shares redeemed

Institutional Class	(9,212)		(106,982)		(7,002)	(79,208)	(8,988)		(111,730)		(4,561)	(53,971)

Administrative Class	(2,538	)(b)	(27,734	)(b)	(774)	(8,664)	(2,192	)(b)	(25,374	)(b)	(988)	(11,522)

Class A	(70)		(804)		(201)	(2,222)	(129)		(1,601)		(60)	(702)

Net increase (decrease) resulting from Fund share transactions	881		$10,502		16,301	$183,825	3,276		$41,237		20,816	$245,358

	PIMCO REALPATH® Blend 2035 Fund						PIMCO REALPATH® Blend 2040 Fund

	Year Ended 06/30/2024				Year Ended 06/30/2023		Year Ended 06/30/2024				Year Ended 06/30/2023

	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold

Institutional Class	14,257		$187,968		22,896	$283,165	12,170		$168,978		18,042	$230,160

Administrative Class	93	(b)	1,195	(b)	1,219	15,318	146	(b)	1,907	(b)	443	5,695

Class A	79		1,054		76	943	80		1,091		83	1,052
Issued as reinvestment of distributions

Institutional Class	1,418		19,260		810	9,879	1,122		15,997		692	8,703

Administrative Class	11	(b)	141	(b)	72	873	6	(b)	80	(b)	44	546

Class A	18		247		18	222	17		245		17	211
Cost of shares redeemed

Institutional Class	(7,777)		(104,854)		(3,965)	(49,596)	(8,804)		(125,442)		(3,451)	(44,280)

Administrative Class	(2,662	)(b)	(32,821	)(b)	(885)	(10,856)	(1,673	)(b)	(21,480	)(b)	(504)	(6,357)

Class A	(104)		(1,336)		(33)	(411)	(97)		(1,312)		(60)	(755)

Net increase (decrease) resulting from Fund share transactions	5,333		$70,854		20,208	$249,537	2,967		$40,064		15,306	$194,975

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	69

Notes to Financial Statements	(Cont.)

	PIMCO REALPATH® Blend 2045 Fund						PIMCO REALPATH® Blend 2050 Fund

	Year Ended 06/30/2024				Year Ended 06/30/2023		Year Ended 06/30/2024				Year Ended 06/30/2023

	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold

Institutional Class	10,806		$153,461		16,833	$217,904	10,312		$149,304		14,375	$188,230

Administrative Class	54	(b)	738	(b)	997	13,135	39	(b)	549	(b)	283	3,665

Class A	95		1,322		44	559	308		4,435		62	821
Issued as reinvestment of distributions

Institutional Class	969		14,217		582	7,411	861		12,870		535	6,882

Administrative Class	7	(b)	99	(b)	41	518	4	(b)	57	(b)	42	534

Class A	10		151		9	109	13		189		8	97
Cost of shares redeemed

Institutional Class	(8,426)		(124,773)		(3,178)	(41,625)	(9,741)		(148,830)		(2,930)	(38,678)

Administrative Class	(1,941	)(b)	(25,571	)(b)	(655)	(8,436)	(1,337	)(b)	(17,866	)(b)	(582)	(7,562)

Class A	(21)		(303)		(25)	(312)	(38)		(563)		(17)	(227)

Net increase (decrease) resulting from Fund share transactions	1,553		$19,341		14,648	$189,263	421		$145		11,776	$153,762

	PIMCO REALPATH® Blend 2055 Fund						PIMCO REALPATH® Blend 2060 Fund

	Year Ended 06/30/2024				Year Ended 06/30/2023		Year Ended 06/30/2024				Year Ended 06/30/2023

	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold

Institutional Class	10,569		$154,810		11,019	$146,157	7,077		$81,707		6,324	$65,135

Administrative Class	75	(b)	1,069	(b)	667	8,974	44	(b)	483	(b)	90	911

Class A	228		3,403		79	1,023	11		125		31	298
Issued as reinvestment of distributions

Institutional Class	668		10,097		346	4,502	241		2,884		73	735

Administrative Class	4	(b)	53	(b)	18	230	0	(b)	4	(b)	1	12

Class A	8		116		5	65	1		15		1	10
Cost of shares redeemed

Institutional Class	(6,657)		(102,552)		(2,436)	(32,546)	(2,443)		(28,900)		(1,010)	(10,421)

Administrative Class	(1,157	)(b)	(15,657	)(b)	(269)	(3,551)	(154	)(b)	(1,618	)(b)	(18)	(183)

Class A	(44)		(659)		(57)	(759)	(19)		(223)		(14)	(140)

Net increase (decrease) resulting from Fund share transactions	3,694		$50,680		9,372	$124,095	4,758		$54,477		5,478	$56,357

	PIMCO REALPATH® Blend 2065 Fund						PIMCO REALPATH® Blend Income Fund

	Year Ended 06/30/2024				Inception date through 06/30/2023(a)		Year Ended 06/30/2024				Year Ended 06/30/2023

	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold

Institutional Class	1,241		$14,640		440	$4,527	8,093		$87,848		17,590	$190,509

Administrative Class	0	(b)	0	(b)	10	100	42	(b)	461	(b)	524	5,695

Class A	12		138		10	100	34		375		160	1,688
Issued as reinvestment of distributions

Institutional Class	21		248		0	5	1,231		13,773		811	8,643

Administrative Class	0	(b)	2	(b)	0	0	17	(b)	189	(b)	88	936

Class A	0		3		0	0	68		753		82	866
Cost of shares redeemed

Institutional Class	(217)		(2,659)		(4)	(41)	(8,283)		(91,574)		(7,213)	(77,996)

Administrative Class	(10	)(b)	(130	)(b)	0	0	(2,558	)(b)	(26,794	)(b)	(436)	(4,645)

Class A	(6)		(66)		0	0	(459)		(4,991)		(966)	(10,338)

Net increase (decrease) resulting from Fund share transactions	1,041		$12,176		456	$4,691	(1,815)		$(19,960)		10,640	$115,358

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was December 30, 2022.
(b)	Administrative Class Shares liquidated at the close of business on June 21, 2024.

70	PIMCO EQUITY SERIES

June 30, 2024

The following table discloses the number of persons owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of June 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO RealPath® Blend 2025 Fund	2	0	59%	0%

PIMCO RealPath® Blend 2030 Fund	2	0	56%	0%

PIMCO RealPath® Blend 2035 Fund	2	0	56%	0%

PIMCO RealPath® Blend 2040 Fund	3	0	70%	0%

PIMCO RealPath® Blend 2045 Fund	3	0	67%	0%

PIMCO RealPath® Blend 2050 Fund	4	0	78%	0%

PIMCO RealPath® Blend 2055 Fund	4	0	79%	0%

PIMCO RealPath® Blend 2060 Fund	3	0	73%	0%

PIMCO RealPath® Blend 2065 Fund	2	1	59%	20%

PIMCO RealPath® Blend Income Fund	2	0	56%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO REALPATH® Blend 2025 Fund	$1,977	$0	$11,545	$0	$(5,991)	$0	$0	$7,531

PIMCO REALPATH® Blend 2030 Fund	2,819	0	44,004	0	(6,254)	0	0	40,569

PIMCO REALPATH® Blend 2035 Fund	3,249	0	66,955	0	(498)	0	0	69,706

PIMCO REALPATH® Blend 2040 Fund	3,280	30	80,466	0	0	0	0	83,776

PIMCO REALPATH® Blend 2045 Fund	3,359	3,098	87,827	0	0	0	0	94,284

PIMCO REALPATH® Blend 2050 Fund	3,662	4,671	93,589	0	0	0	0	101,922

PIMCO REALPATH® Blend 2055 Fund	3,965	2,274	67,505	0	0	0	0	73,744

PIMCO REALPATH® Blend 2060 Fund	1,034	643	20,704	0	0	0	0	22,381

PIMCO REALPATH® Blend 2065 Fund	128	76	2,081	0	0	0	0	2,285

PIMCO REALPATH® Blend Income Fund	1,215	0	3,358	0	(7,757)	0	0	(3,184)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	71

Notes to Financial Statements	(Cont.)

(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly due to organizational expenditures.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2023 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2023 through June 30, 2024 and Ordinary losses realized during the period January 1, 2024 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO REALPATH® Blend 2025 Fund	$4,337	$1,654

PIMCO REALPATH® Blend 2030 Fund	5,872	382

PIMCO REALPATH® Blend 2035 Fund	498	0

PIMCO REALPATH® Blend 2040 Fund	0	0

PIMCO REALPATH® Blend 2045 Fund	0	0

PIMCO REALPATH® Blend 2050 Fund	0	0

PIMCO REALPATH® Blend 2055 Fund	0	0

PIMCO REALPATH® Blend 2060 Fund	0	0

PIMCO REALPATH® Blend 2065 Fund	0	0

PIMCO REALPATH® Blend Income Fund	3,663	4,094

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO REALPATH® Blend 2025 Fund	$450,220	$40,009	$(28,462)	$11,547

PIMCO REALPATH® Blend 2030 Fund	574,247	72,957	(28,953)	44,004

PIMCO REALPATH® Blend 2035 Fund	581,307	84,469	(17,513)	66,956

PIMCO REALPATH® Blend 2040 Fund	492,658	91,559	(11,092)	80,467

PIMCO REALPATH® Blend 2045 Fund	443,598	94,822	(6,997)	87,825

PIMCO REALPATH® Blend 2050 Fund	382,824	97,967	(4,378)	93,589

PIMCO REALPATH® Blend 2055 Fund	338,992	69,837	(2,333)	67,504

PIMCO REALPATH® Blend 2060 Fund	139,352	21,012	(308)	20,704

PIMCO REALPATH® Blend 2065 Fund	17,186	2,092	(11)	2,081

PIMCO REALPATH® Blend Income Fund	331,770	27,345	(24,093)	3,252

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts.

For the fiscal years ended June 30, 2024 and June 30, 2023, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2024			June 30, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO REALPATH® Blend 2025 Fund	$18,752	$0	$0	$9,103	$4,473	$0

PIMCO REALPATH® Blend 2030 Fund	21,550	0	0	9,225	4,985	0

PIMCO REALPATH® Blend 2035 Fund	20,151	0	0	7,353	3,997	0

PIMCO REALPATH® Blend 2040 Fund	16,801	0	0	6,000	3,830	0

PIMCO REALPATH® Blend 2045 Fund	14,925	0	0	4,880	3,470	0

72	PIMCO EQUITY SERIES

June 30, 2024

	June 30, 2024			June 30, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO REALPATH® Blend 2050 Fund	$13,401	$0	$0	$4,351	$3,350	$0

PIMCO REALPATH® Blend 2055 Fund	9,851	585	0	2,921	1,970	0

PIMCO REALPATH® Blend 2060 Fund	3,025	0	0	573	232	0

PIMCO REALPATH® Blend 2065 Fund	247	6	0	5	0	0

PIMCO REALPATH® Blend Income Fund	14,851	0	0	8,406	2,184	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On August 22, 2024, the Board approved a proposal to reorganize the PIMCO REALPATH® 2025 Fund (the “Target Fund”) with and into the PIMCO REALPATH® Blend Income Fund (the “Acquiring Fund”). Holders of the Institutional Class and Class A shares of the Target Fund will receive Institutional Class and Class A shares, respectively, of the Acquiring Fund (the “Reorganization”). The Reorganization does not require shareholder approval, and the shareholders will not be asked to vote on the Reorganization. The Reorganization is expected to close on or about January 10, 2025. Additionally, on August 22, 2024, the Board approved a proposal to terminate Class R shares of the PIMCO REALPATH® BLEND 2025 Fund during the third quarter of 2024.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	73

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series® and Shareholders of PIMCO REALPATH® Blend 2025 Fund, PIMCO REALPATH® Blend 2030 Fund, PIMCO REALPATH® Blend 2035 Fund, PIMCO REALPATH® Blend 2040 Fund, PIMCO REALPATH® Blend 2045 Fund, PIMCO REALPATH® Blend 2050 Fund, PIMCO REALPATH® Blend 2055 Fund, PIMCO REALPATH® Blend 2060, PIMCO REALPATH® Blend 2065 Fund and PIMCO REALPATH® Blend Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting PIMCO Equity Series®, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of June 30, 2024, the results of each of their operations and the changes in each of their net assets, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO REALPATH® Blend 2025 Fund(1)

PIMCO REALPATH® Blend 2030 Fund(1)

PIMCO REALPATH® Blend 2035 Fund(1)

PIMCO REALPATH® Blend 2040 Fund(1)

PIMCO REALPATH® Blend 2045 Fund(1)

PIMCO REALPATH® Blend 2050 Fund(1)

PIMCO REALPATH® Blend 2055 Fund(1)

PIMCO REALPATH® Blend 2060 Fund(1)

PIMCO REALPATH® Blend 2065 Fund(2)

PIMCO REALPATH® Blend Income Fund(1)

(1)	Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the years ended June 30, 2024 and 2023
(2)

Statement of operations for the year ended June 30, 2024, and statement of changes in net assets for the year ended June 30, 2024 and the period December 30, 2022 (inception date) through June 30, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2024

We have served as the auditor of one or more investment companies in PIMCO Equity Series® since 2010.

74	PIMCO EQUITY SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation	JPM	JP Morgan Chase Bank N.A.	MYI	Morgan Stanley & Co. International PLC

GST	Goldman Sachs International

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BERYTR	Bloomberg Enhanced Roll Yield Total Return Index	FNRETR	FTSE Nareit Equity REITs Total Return Index	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	75

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†

PIMCO REALPATH® Blend 2025 Fund	0%	10.40%	$36	$0	$40

PIMCO REALPATH® Blend 2030 Fund	0%	14.51%	39	0	49

PIMCO REALPATH® Blend 2035 Fund	0%	15.25%	103	0	39

PIMCO REALPATH® Blend 2040 Fund	0%	22.46%	77	0	43

PIMCO REALPATH® Blend 2045 Fund	0%	26.75%	652	0	38

PIMCO REALPATH® Blend 2050 Fund	0%	29.89%	694	0	36

PIMCO REALPATH® Blend 2055 Fund	0%	26.81%	2,102	0	30

PIMCO REALPATH® Blend 2060 Fund	0%	33.14%	0	0	0

PIMCO REALPATH® Blend 2065 Fund	0%	34.16%	0	13	0

PIMCO REALPATH® Blend Income Fund	0%	8.89%	31	0	26

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the funds as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO REALPATH® Blend 2025 Fund	0%

PIMCO REALPATH® Blend 2030 Fund	0%

PIMCO REALPATH® Blend 2035 Fund	0%

PIMCO REALPATH® Blend 2040 Fund	0%

PIMCO REALPATH® Blend 2045 Fund	0%

PIMCO REALPATH® Blend 2050 Fund	0%

PIMCO REALPATH® Blend 2055 Fund	0%

PIMCO REALPATH® Blend 2060 Fund	0%

PIMCO REALPATH® Blend 2065 Fund	0%

PIMCO REALPATH® Blend Income Fund	0%

76	PIMCO EQUITY SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PES3002FSAR_063024

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2024

PIMCO Equity Series

PIMCO Dividend and Income Fund

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and collectively, the “Funds”).

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

PIMCO RAE Global ex-US Fund is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO RAE Global ex-US Fund invests substantially all of its assets in Institutional Class shares of the International Fund and Emerging Markets Fund, equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”) (together with the Underlying Funds, “Acquired Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has

2	PIMCO EQUITY SERIES

contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

A Fund may have investments in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, and defense, among others — and Russia’s countermeasures may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs export and import controls, or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the Funds	(Cont.)

of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

Russia has attempted, and may attempt in the future, to assert its influence in the region through economic or military measures. For example, in February 2022, Russia launched a large-scale invasion of Ukraine. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact a Fund. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

4	PIMCO EQUITY SERIES

The following table discloses the inception dates of each Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status
PIMCO Dividend and Income Fund	12/14/11	12/14/11	12/14/11	—	12/14/11	12/14/11	Diversified
PIMCO RAE Emerging Markets Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE Global ex-US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE International Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified
PIMCO RAE US Small Fund	06/05/15	06/05/15	06/05/15	—	06/05/15	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Important Information About the Funds	(Cont.)

investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

6	PIMCO EQUITY SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Dividend and Income Fund
Institutional Class

06/30/2024	$11.57	$0.48	$0.92	$1.40	$(0.62)	$0.00	$0.00	$(0.62)

06/30/2023	11.35	0.46	0.51	0.97	(0.75)	0.00	0.00	(0.75)

06/30/2022	12.72	0.47	(1.42)	(0.95)	(0.42)	0.00	0.00	(0.42)

06/30/2021	9.71	0.44	3.03	3.47	(0.46)	0.00	0.00	(0.46)

06/30/2020	11.27	0.33	(1.57)	(1.24)	(0.32)	0.00	0.00	(0.32)
I-2

06/30/2024	11.59	0.47	0.92	1.39	(0.61)	0.00	0.00	(0.61)

06/30/2023	11.37	0.45	0.50	0.95	(0.73)	0.00	0.00	(0.73)

06/30/2022	12.74	0.48	(1.44)	(0.96)	(0.41)	0.00	0.00	(0.41)

06/30/2021	9.72	0.41	3.06	3.47	(0.45)	0.00	0.00	(0.45)

06/30/2020	11.29	0.32	(1.58)	(1.26)	(0.31)	0.00	0.00	(0.31)
Class A

06/30/2024	11.54	0.44	0.92	1.36	(0.58)	0.00	0.00	(0.58)

06/30/2023	11.33	0.42	0.50	0.92	(0.71)	0.00	0.00	(0.71)

06/30/2022	12.71	0.43	(1.42)	(0.99)	(0.39)	0.00	0.00	(0.39)

06/30/2021	9.70	0.39	3.04	3.43	(0.42)	0.00	0.00	(0.42)

06/30/2020	11.27	0.29	(1.57)	(1.28)	(0.29)	0.00	0.00	(0.29)
Class C

06/30/2024	11.53	0.35	0.91	1.26	(0.49)	0.00	0.00	(0.49)

06/30/2023	11.32	0.33	0.51	0.84	(0.63)	0.00	0.00	(0.63)

06/30/2022	12.72	0.34	(1.43)	(1.09)	(0.31)	0.00	0.00	(0.31)

06/30/2021	9.70	0.27	3.07	3.34	(0.32)	0.00	0.00	(0.32)

06/30/2020	11.29	0.21	(1.57)	(1.36)	(0.23)	0.00	0.00	(0.23)

PIMCO RAE Emerging Markets Fund
Institutional Class

06/30/2024	$9.43	$0.38	$1.64	$2.02	$(0.41)	$0.00	$0.00	$(0.41)

06/30/2023	8.85	0.42	1.13	1.55	(0.05)	(0.92)	0.00	(0.97)

06/30/2022	12.02	0.55	(2.76)	(2.21)	(0.96)	0.00	0.00	(0.96)

06/30/2021	7.83	0.27	4.09	4.36	(0.17)	0.00	0.00	(0.17)

06/30/2020	9.92	0.24	(2.06)	(1.82)	(0.24)	(0.03)	0.00	(0.27)
I-2

06/30/2024	9.36	0.37	1.62	1.99	(0.40)	0.00	0.00	(0.40)

06/30/2023	8.80	0.41	1.11	1.52	(0.04)	(0.92)	0.00	(0.96)

06/30/2022	11.97	0.50	(2.71)	(2.21)	(0.96)	0.00	0.00	(0.96)

06/30/2021	7.80	0.30	4.03	4.33	(0.16)	0.00	0.00	(0.16)

06/30/2020	9.86	0.32	(2.16)	(1.84)	(0.19)	(0.03)	0.00	(0.22)
Class A

06/30/2024	9.23	0.33	1.61	1.94	(0.39)	0.00	0.00	(0.39)

06/30/2023	8.70	0.41	1.07	1.48	(0.03)	(0.92)	0.00	(0.95)

06/30/2022	11.86	0.47	(2.68)	(2.21)	(0.95)	0.00	0.00	(0.95)

06/30/2021	7.75	0.23	4.03	4.26	(0.15)	0.00	0.00	(0.15)

06/30/2020	9.84	0.23	(2.07)	(1.84)	(0.22)	(0.03)	0.00	(0.25)

PIMCO RAE Global ex-US Fund
Institutional Class

06/30/2024	$9.35	$0.57	$0.52	$1.09	$(0.48)	$(0.37)	$0.00	$(0.85)

06/30/2023	8.78	0.17	1.15	1.32	(0.15)	(0.60)	0.00	(0.75)

06/30/2022	11.65	1.15	(2.80)	(1.65)	(1.22)	0.00	0.00	(1.22)

06/30/2021	8.20	0.21	3.45	3.66	(0.21)	0.00	0.00	(0.21)

06/30/2020	10.23	0.38	(1.76)	(1.38)	(0.37)	(0.28)	0.00	(0.65)
I-2

06/30/2024	9.37	0.58	0.50	1.08	(0.48)	(0.37)	0.00	(0.85)

06/30/2023	8.80	0.16	1.16	1.32	(0.15)	(0.60)	0.00	(0.75)

06/30/2022	11.67	1.39	(3.04)	(1.65)	(1.22)	0.00	0.00	(1.22)

06/30/2021	8.18	0.02	3.63	3.65	(0.16)	0.00	0.00	(0.16)

06/30/2020	10.20	0.30	(1.68)	(1.38)	(0.36)	(0.28)	0.00	(0.64)

8	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$12.35	12.38%	$14,161	0.82%		0.83%		0.71%		0.72%		4.02%	408%

11.57	8.81	18,032	0.75		0.76		0.69		0.70		4.05	344

11.35	(7.76)	12,660	0.71	(f)(g)	0.72	(f)(g)	0.71	(f)(g)	0.72	(f)(g)	3.80	254

12.72	36.27	32,512	0.79	(h)	0.80	(h)	0.77	(h)	0.78	(h)	3.79	218

9.71	(11.38)	16,438	0.83		0.84		0.80		0.81		3.05	158

12.37	12.27	17,267	0.92		0.93		0.81		0.82		3.97	408

11.59	8.68	15,876	0.85		0.86		0.79		0.80		3.88	344

11.37	(7.78)	17,950	0.81	(f)(i)	0.82	(f)(i)	0.81	(f)(i)	0.82	(f)(i)	3.83	254

12.74	36.19	19,919	0.89	(h)	0.90	(h)	0.87	(h)	0.88	(h)	3.64	218

9.72	(11.52)	19,236	0.93		0.94		0.90		0.91		2.95	158

12.32	12.06	129,723	1.17		1.18		1.06		1.07		3.72	408

11.54	8.37	122,269	1.10		1.11		1.04		1.05		3.65	344

11.33	(8.08)	120,215	1.06	(f)(i)	1.07	(f)(i)	1.06	(f)(i)	1.07	(f)(i)	3.47	254

12.71	35.89	136,346	1.14	(h)	1.15	(h)	1.12	(h)	1.13	(h)	3.41	218

9.70	(11.72)	96,148	1.18		1.19		1.15		1.16		2.70	158

12.30	11.16	10,259	1.92		1.93		1.81		1.82		2.95	408

11.53	7.63	13,403	1.85		1.86		1.79		1.80		2.88	344

11.32	(8.76)	15,021	1.81	(f)(i)	1.82	(f)(i)	1.81	(f)(i)	1.82	(f)(i)	2.73	254

12.72	34.82	18,882	1.89	(h)	1.90	(h)	1.87	(h)	1.88	(h)	2.52	218

9.70	(12.36)	46,644	1.93		1.94		1.90		1.91		1.92	158

$11.04	21.91%	$1,626,359	0.77%		0.78%		0.75%		0.76%		3.77%	67%

9.43	18.81	1,262,012	0.76		0.77		0.75		0.76		4.72	65

8.85	(19.72)	1,247,735	0.76		0.77		0.75		0.76		5.13	109

12.02	56.09	1,716,375	0.79	(j)	0.85	(j)	0.78	(j)	0.84	(j)	2.66	79

7.83	(18.91)	1,184,716	0.76		0.97		0.75		0.96		2.70	56

10.95	21.83	189,683	0.87		0.88		0.85		0.86		3.72	67

9.36	18.62	95,565	0.86		0.87		0.85		0.86		4.55	65

8.80	(19.78)	69,156	0.86		0.87		0.85		0.86		4.73	109

11.97	55.95	59,609	0.89	(k)	0.95	(k)	0.88	(k)	0.94	(k)	2.71	79

7.80	(19.13)	3,070	0.86		1.07		0.85		1.06		3.58	56

10.78	21.59	29,125	1.12		1.13		1.10		1.11		3.34	67

9.23	18.35	25,955	1.11		1.12		1.10		1.11		4.63	65

8.70	(19.97)	12,611	1.11		1.12		1.10		1.11		4.43	109

11.86	55.42	15,798	1.14	(k)	1.20	(k)	1.13	(k)	1.19	(k)	2.24	79

7.75	(19.27)	7,628	1.11		1.32		1.10		1.31		2.61	56

$9.59	12.18%	$90,712	0.00%		0.55%		0.00%		0.55%		6.07%	10%

9.35	15.90	76,470	0.00		0.56		0.00		0.56		1.86	14

8.78	(15.58)	69,094	0.00		0.56		0.00		0.56		10.87	7

11.65	44.96	80,502	0.02	(l)	0.63	(l)	0.02	(l)	0.63	(l)	2.08	18

8.20	(14.73)	53,191	0.02		0.78		0.01		0.77		4.03	34

9.60	11.99	114	0.10		0.65		0.10		0.65		6.19	10

9.37	15.82	117	0.10		0.66		0.10		0.66		1.76	14

8.80	(15.57)	307	0.10		0.66		0.10		0.66		13.36	7

11.67	44.90	154	0.12	(j)	0.73	(j)	0.12	(j)	0.73	(j)	0.18	18

8.18	(14.74)	67	0.12		0.88		0.11		0.87		3.14	34

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE Global ex-US Fund (Cont.)
Class A

06/30/2024	$9.15	$0.50	$0.53	$1.03	$(0.47)	$(0.37)	$0.00	$(0.84)

06/30/2023	8.62	0.15	1.12	1.27	(0.14)	(0.60)	0.00	(0.74)

06/30/2022	11.48	1.08	(2.74)	(1.66)	(1.20)	0.00	0.00	(1.20)

06/30/2021	8.10	0.18	3.39	3.57	(0.19)	0.00	0.00	(0.19)

06/30/2020	10.14	0.41	(1.81)	(1.40)	(0.36)	(0.28)	0.00	(0.64)

PIMCO RAE International Fund
Institutional Class

06/30/2024	$8.09	$0.27	$0.44	$0.71	$(0.47)	$(0.32)	$0.00	$(0.79)

06/30/2023	7.55	0.25	0.82	1.07	(0.17)	(0.36)	0.00	(0.53)

06/30/2022	11.23	0.36	(1.69)	(1.33)	(0.46)	(1.89)	0.00	(2.35)

06/30/2021	8.11	0.27	3.08	3.35	(0.23)	0.00	0.00	(0.23)

06/30/2020	9.74	0.23	(1.45)	(1.22)	(0.41)	0.00	0.00	(0.41)
I-2

06/30/2024	8.04	0.24	0.47	0.71	(0.47)	(0.32)	0.00	(0.79)

06/30/2023	7.51	0.26	0.80	1.06	(0.17)	(0.36)	0.00	(0.53)

06/30/2022	11.17	0.35	(1.69)	(1.34)	(0.43)	(1.89)	0.00	(2.32)

06/30/2021	8.07	0.40	2.92	3.32	(0.22)	0.00	0.00	(0.22)

06/30/2020	9.71	0.21	(1.43)	(1.22)	(0.42)	0.00	0.00	(0.42)
Class A

06/30/2024	7.90	0.23	0.45	0.68	(0.46)	(0.32)	0.00	(0.78)

06/30/2023	7.39	0.19	0.82	1.01	(0.14)	(0.36)	0.00	(0.50)

06/30/2022	11.06	0.32	(1.66)	(1.34)	(0.44)	(1.89)	0.00	(2.33)

06/30/2021	8.01	0.30	2.96	3.26	(0.21)	0.00	0.00	(0.21)

06/30/2020	9.64	0.18	(1.41)	(1.23)	(0.40)	0.00	0.00	(0.40)

PIMCO RAE US Fund
Institutional Class

06/30/2024	$12.66	$0.25	$2.55	$2.80	$(0.40)	$(0.49)	$0.00	$(0.89)

06/30/2023	11.81	0.29	1.53	1.82	(0.14)	(0.83)	0.00	(0.97)

06/30/2022	14.03	0.26	(1.13)	(0.87)	(0.17)	(1.18)	0.00	(1.35)

06/30/2021	9.72	0.25	4.44	4.69	(0.28)	(0.10)	0.00	(0.38)

06/30/2020	11.09	0.28	(1.08)	(0.80)	(0.32)	(0.25)	0.00	(0.57)
I-2

06/30/2024	12.55	0.23	2.54	2.77	(0.40)	(0.49)	0.00	(0.89)

06/30/2023	11.72	0.28	1.52	1.80	(0.14)	(0.83)	0.00	(0.97)

06/30/2022	13.94	0.25	(1.13)	(0.88)	(0.16)	(1.18)	0.00	(1.34)

06/30/2021	9.67	0.23	4.41	4.64	(0.27)	(0.10)	0.00	(0.37)

06/30/2020	11.04	0.27	(1.08)	(0.81)	(0.31)	(0.25)	0.00	(0.56)
Class A

06/30/2024	12.29	0.19	2.48	2.67	(0.38)	(0.49)	0.00	(0.87)

06/30/2023	11.52	0.23	1.49	1.72	(0.12)	(0.83)	0.00	(0.95)

06/30/2022	13.75	0.21	(1.11)	(0.90)	(0.15)	(1.18)	0.00	(1.33)

06/30/2021	9.55	0.19	4.37	4.56	(0.26)	(0.10)	0.00	(0.36)

06/30/2020	10.93	0.23	(1.07)	(0.84)	(0.29)	(0.25)	0.00	(0.54)

PIMCO RAE US Small Fund
Institutional Class

06/30/2024	$8.55	$0.12	$2.08	$2.20	$(0.15)	$0.00	$0.00	$(0.15)

06/30/2023	8.27	0.17	0.91	1.08	(0.11)	(0.69)	0.00	(0.80)

06/30/2022	15.90	0.15	(1.62)	(1.47)	(0.20)	(5.96)	0.00	(6.16)

06/30/2021	8.80	0.09	8.05	8.14	(0.17)	(0.87)	0.00	(1.04)

06/30/2020	10.72	0.14	(1.88)	(1.74)	(0.18)	0.00	0.00	(0.18)
I-2

06/30/2024	8.44	0.10	2.05	2.15	(0.14)	0.00	0.00	(0.14)

06/30/2023	8.18	0.14	0.92	1.06	(0.11)	(0.69)	0.00	(0.80)

06/30/2022	15.80	0.15	(1.61)	(1.46)	(0.20)	(5.96)	0.00	(6.16)

06/30/2021	8.76	0.02	8.06	8.08	(0.17)	(0.87)	0.00	(1.04)

06/30/2020	10.67	0.16	(1.90)	(1.74)	(0.17)	0.00	0.00	(0.17)

10	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.34	11.70%	$16,445	0.35%		0.90%		0.35%		0.90%		5.47%	10%

9.15	15.57	15,625	0.35		0.91		0.35		0.91		1.72	14

8.62	(15.87)	9,334	0.35		0.91		0.35		0.91		10.37	7

11.48	44.43	11,523	0.37	(j)	0.98	(j)	0.37	(j)	0.98	(j)	1.88	18

8.10	(15.01)	11,252	0.37		1.13		0.36		1.12		4.66	34

$8.01	9.14%	$474,743	0.51%		0.52%		0.50%		0.51%		3.32%	49%

8.09	14.91	561,420	0.51		0.52		0.50		0.51		3.29	94

7.55	(14.14)	503,685	0.51		0.52		0.50		0.51		3.77	58

11.23	41.64	1,025,896	0.51	(m)	0.55	(m)	0.51	(m)	0.55	(m)	2.79	87

8.11	(13.27)	756,178	0.51		0.62		0.50		0.61		2.65	93

7.96	9.14	7,785	0.61		0.62		0.60		0.61		3.00	49

8.04	14.78	10,660	0.61		0.62		0.60		0.61		3.36	94

7.51	(14.25)	11,264	0.61		0.62		0.60		0.61		3.44	58

11.17	41.51	25,494	0.61	(n)	0.65	(n)	0.61	(n)	0.65	(n)	3.66	87

8.07	(13.40)	841	0.61		0.72		0.60		0.71		2.39	93

7.80	8.93	5,292	0.86		0.87		0.85		0.86		2.98	49

7.90	14.42	5,285	0.86		0.87		0.85		0.86		2.51	94

7.39	(14.41)	21,550	0.86		0.87		0.85		0.86		3.49	58

11.06	41.10	25,298	0.86	(n)	0.90	(n)	0.86	(n)	0.90	(n)	2.87	87

8.01	(13.57)	3,258	0.86		0.97		0.85		0.96		2.05	93

$14.57	23.13%	$1,372,233	0.40%		0.41%		0.40%		0.41%		1.84%	73%

12.66	15.73	1,091,632	0.40		0.41		0.40		0.41		2.33	77

11.81	(7.16)	778,671	0.40		0.41		0.40		0.41		1.94	69

14.03	48.99	915,231	0.40	(o)	0.44	(o)	0.40	(o)	0.44	(o)	2.06	54

9.72	(8.03)	578,588	0.41		0.52		0.40		0.51		2.60	34

14.43	23.04	38,700	0.50		0.51		0.50		0.51		1.76	73

12.55	15.63	56,292	0.50		0.51		0.50		0.51		2.23	77

11.72	(7.25)	44,350	0.50		0.51		0.50		0.51		1.87	69

13.94	48.77	39,056	0.50	(p)	0.54	(p)	0.50	(p)	0.54	(p)	1.92	54

9.67	(8.08)	16,970	0.51		0.62		0.50		0.61		2.51	34

14.09	22.70	49,038	0.80		0.81		0.80		0.81		1.44	73

12.29	15.23	19,529	0.80		0.81		0.80		0.81		1.92	77

11.52	(7.54)	15,623	0.80		0.81		0.80		0.81		1.57	69

13.75	48.44	12,212	0.80	(n)	0.84	(n)	0.80	(n)	0.84	(n)	1.65	54

9.55	(8.41)	7,432	0.81		0.92		0.80		0.91		2.21	34

$10.60	25.82%	$837,907	0.50%		0.51%		0.50%		0.51%		1.27%	62%

8.55	13.36	440,423	0.50		0.51		0.50		0.51		1.95	92

8.27	(13.65)	274,652	0.50		0.51		0.50		0.51		1.33	131

15.90	97.65	331,165	0.53	(o)	0.56	(o)	0.51	(o)	0.54	(o)	0.79	118

8.80	(16.64)	288,592	0.53		0.63		0.52		0.62		1.50	202

10.45	25.63	199,705	0.60		0.61		0.60		0.61		1.10	62

8.44	13.22	87,529	0.60		0.61		0.60		0.61		1.72	92

8.18	(13.68)	47,933	0.60		0.61		0.60		0.61		1.39	131

15.80	97.30	6,427	0.63	(p)	0.66	(p)	0.61	(p)	0.64	(p)	0.17	118

8.76	(16.67)	883	0.63		0.73		0.62		0.72		1.53	202

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO RAE US Small Fund (Cont.)
Class A

06/30/2024	$8.23	$0.08	$1.98	$2.06	$(0.13)	$0.00	$0.00	$(0.13)

06/30/2023	8.00	0.13	0.89	1.02	(0.10)	(0.69)	0.00	(0.79)

06/30/2022	15.62	0.12	(1.60)	(1.48)	(0.18)	(5.96)	0.00	(6.14)

06/30/2021	8.68	(0.04)	8.01	7.97	(0.16)	(0.87)	0.00	(1.03)

06/30/2020	10.60	0.12	(1.89)	(1.77)	(0.15)	0.00	0.00	(0.15)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective November 1, 2021, the Fund’s Investment advisory fee was decreased by 0.01% to an annual rate of 0.44%.
(g)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.25%.
(h)	Effective October 1, 2020, the Fund’s Investment advisory fee was decreased by 0.04% to an annual rate of 0.45%.
(i)	Effective November 1, 2021, the Class’s Supervisory and Administrative fees was decreased by 0.05% to an annual rate of 0.35%.
(j)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.25%.
(k)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.35%.
(l)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.20% to an annual rate of 0.15%.
(m)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.20%.
(n)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.30%.
(o)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.15%.
(p)	Effective November 1, 2020, the Class’s Supervisory and Administrative fee was decreased by 0.10% to an annual rate of 0.25%.

12	PIMCO EQUITY SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.16	25.16%	$149,065	0.90%		0.91%		0.90%		0.91%		0.87%	62%

8.23	12.95	83,456	0.90		0.91		0.90		0.91		1.53	92

8.00	(13.98)	73,766	0.90		0.91		0.90		0.91		1.11	131

15.62	96.82	46,113	0.93	(n)	0.96	(n)	0.91	(n)	0.94	(n)	(0.27)	118

8.68	(16.99)	3,900	0.93		1.03		0.92		1.02		1.22	202

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Assets:

Investments, at value
Investments in securities*^	$214,960	$1,851,438	$117	$482,691	$1,458,784	$1,184,514
Investments in Affiliates	5,168	5,565	107,050	16,688	327	9,797
Financial Derivative Instruments
Exchange-traded or centrally cleared	258	0	0	0	0	0
Over the counter	260	0	0	0	0	0
Cash	88	1,907	0	0	1	15,066
Deposits with counterparty	1,601	0	0	0	0	0
Foreign currency, at value	398	3,792	0	337	0	0
Receivable for investments sold	509	5	0	0	0	0
Receivable for investments in Affiliates sold	0	0	43	0	0	0
Receivable for TBA investments sold	42,760	0	0	0	0	0
Receivable for Fund shares sold	38	1,734	69	760	556	3,151
Interest and/or dividends receivable	1,189	13,771	0	4,252	1,582	1,336
Dividends receivable from Affiliates	19	0	0	0	0	0
Reimbursement receivable from PIMCO	2	10	46	4	9	5
Other assets	0	7	0	14	0	0
Total Assets	267,250	1,878,229	107,325	504,746	1,461,259	1,213,869

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$149	$0	$0	$0	$0	$0
Over the counter	456	0	0	0	0	0
Payable for investments purchased	2,000	4,259	0	0	0	0
Payable for investments in Affiliates purchased	22	0	0	0	0	0
Payable for TBA investments purchased	92,942	0	0	0	0	0
Payable upon return of securities loaned	0	7,471	0	16,688	306	24,862
Deposits from counterparty	50	874	0	0	0	0
Payable for Fund shares redeemed	85	386	4	46	498	1,829
Accrued investment advisory fees	58	701	33	114	278	310
Accrued supervisory and administrative fees	45	366	14	77	176	163
Accrued distribution fees	6	0	0	0	0	0
Accrued servicing fees	27	6	3	1	9	28
Accrued taxes payable	0	18,999	0	0	0	0
Other liabilities	0	0	0	0	21	0
Total Liabilities	95,840	33,062	54	16,926	1,288	27,192

Commitments and Contingent Liabilities^^

Net Assets	$171,410	$1,845,167	$107,271	$487,820	$1,459,971	$1,186,677

Net Assets Consist of:

Paid in capital	$250,314	$1,780,344	$110,506	$429,932	$1,038,820	$971,170
Distributable earnings (accumulated loss)	(78,904)	64,823	(3,235)	57,888	421,151	215,507

Net Assets	$171,410	$1,845,167	$107,271	$487,820	$1,459,971	$1,186,677

Cost of investments in securities	$208,967	$1,569,513	$117	$418,101	$1,101,052	$961,622
Cost of investments in Affiliates	$5,167	$5,565	$106,796	$16,688	$327	$9,797
Cost of foreign currency held	$402	$3,906	$0	$338	$0	$0
Cost or premiums of financial derivative instruments, net	$(214)	$0	$0	$0	$0	$0

* Includes repurchase agreements of:	$546	$13,790	$117	$2,737	$3,342	$8,108

^ Includes securities on loan of:	$0	$6,775	$0	$15,733	$298	$24,305

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

14	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Net Assets:

Institutional Class	$14,161	$1,626,359	$90,712	$474,743	$1,372,233	$837,907
I-2	17,267	189,683	114	7,785	38,700	199,705
Class A	129,723	29,125	16,445	5,292	49,038	149,065
Class C	10,259	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	1,146	147,344	9,460	59,243	94,193	79,076
I-2	1,395	17,322	12	977	2,682	19,117
Class A	10,530	2,702	1,760	679	3,482	14,671
Class C	834	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$12.35	$11.04	$9.59	$8.01	$14.57	$10.60
I-2	12.37	10.95	9.60	7.96	14.43	10.45
Class A	12.32	10.78	9.34	7.80	14.09	10.16
Class C	12.30	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Statements of Operations

Year Ended June 30, 2024
(Amounts in thousands†)	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Investment Income:

Interest	$4,266	$268	$4	$58	$176	$175
Dividends, net of foreign taxes*	3,672	70,783	0	18,692	27,985	13,993
Dividends from Investments in Affiliates	345	0	5,939	0	0	0
Securities lending income	0	361	0	192	15	428
Total Income	8,283	71,412	5,943	18,942	28,176	14,596

Expenses:

Investment advisory fees	747	7,848	394	1,485	3,128	2,893
Supervisory and administrative fees	578	4,074	163	1,005	1,969	1,521
Distribution and/or servicing fees - Class A	315	53	39	13	74	273
Distribution and/or servicing fees - Class C	116	N/A	N/A	N/A	N/A	N/A
Trustee fees	10	82	5	30	66	40
Interest expense	183	239	0	30	0	1
Miscellaneous expense	35	77	5	24	61	41
Total Expenses	1,984	12,373	606	2,587	5,298	4,769
Waiver and/or Reimbursement by PIMCO	(10)	(82)	(548)	(30)	(66)	(40)
Net Expenses	1,974	12,291	58	2,557	5,232	4,729

Net Investment Income (Loss)	6,309	59,121	5,885	16,385	22,944	9,867

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	5,252	113,141	0	66,770	122,618	50,339
Investments in Affiliates	16	0	(1,522)	0	0	0
Net capital gain distributions received from Affiliate investments	0	0	2,255	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	383	138	0	0	0	0
Over the counter financial derivative instruments	436	1	0	(19)	0	0
Foreign currency	(5)	(2,925)	0	(87)	0	0

Net Realized Gain (Loss)	6,082	110,355	733	66,664	122,618	50,339

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	6,387	149,900	0	(37,440)	116,685	126,561
Investments in Affiliates	(15)	0	5,107	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	951	0	0	0	0	0
Over the counter financial derivative instruments	(203)	0	0	0	0	0
Foreign currency assets and liabilities	(37)	(220)	0	(40)	0	0

Net Change in Unrealized Appreciation (Depreciation)	7,083	149,680	5,107	(37,480)	116,685	126,561

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,474	$319,156	$11,725	$45,569	$262,247	$186,767

* Foreign tax withholdings - Dividends	$230	$10,826	$0	$2,282	$0	$0

** Foreign capital gains tax	$0	$6,362	$0	$0	$0	$0

*** Foreign capital gains tax	$0	$(16,672)	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO EQUITY SERIES	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Statements of Changes in Net Assets

	PIMCO Dividend and Income Fund		PIMCO RAE Emerging Markets Fund		PIMCO RAE Global ex-US Fund

(Amounts in thousands†)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,309	$6,017	$59,121	$58,790	$5,885	$1,616
Net realized gain (loss)	6,082	(4,038)	110,355	(43,402)	733	1,971
Net change in unrealized appreciation (depreciation)	7,083	11,263	149,680	191,770	5,107	9,580

Net Increase (Decrease) in Net Assets Resulting from Operations	19,474	13,242	319,156	207,158	11,725	13,167

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(817)	(909)	(56,778)	(110,130)	(7,467)	(5,937)
I-2	(837)	(1,004)	(5,137)	(6,797)	(11)	(24)
Class A	(6,217)	(7,378)	(837)	(1,104)	(1,363)	(1,373)
Class C	(475)	(820)	N/A	N/A	N/A	N/A

Total Distributions(a)	(8,346)	(10,111)	(62,752)	(118,031)	(8,841)	(7,334)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(9,298)	603	205,231	(35,097)	12,175	7,644

Total Increase (Decrease) in Net Assets	1,830	3,734	461,635	54,030	15,059	13,477

Net Assets:

Beginning of year	169,580	165,846	1,383,532	1,329,502	92,212	78,735
End of year	$171,410	$169,580	$1,845,167	$1,383,532	$107,271	$92,212

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PIMCO EQUITY SERIES	See Accompanying Notes

PIMCO RAE International Fund		PIMCO RAE US Fund		PIMCO RAE US Small Fund

Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

$16,385	$21,284	$22,944	$25,182	$9,867	$11,698
66,664	44,054	122,618	16,390	50,339	1,697
(37,480)	48,068	116,685	91,761	126,561	59,198

45,569	113,406	262,247	133,333	186,767	72,593

(45,132)	(50,236)	(71,487)	(73,075)	(8,806)	(47,913)
(1,028)	(745)	(3,871)	(3,996)	(1,752)	(4,583)
(522)	(330)	(1,394)	(1,379)	(1,443)	(7,395)
N/A	N/A	N/A	N/A	N/A	N/A

(46,682)	(51,311)	(76,752)	(78,450)	(12,001)	(59,891)

(88,432)	(21,229)	107,023	273,926	400,503	202,355

(89,545)	40,866	292,518	328,809	575,269	215,057

577,365	536,499	1,167,453	838,644	611,408	396,351
$487,820	$577,365	$1,459,971	$1,167,453	$1,186,677	$611,408

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Dividend and Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.4%

ASSET-BACKED SECURITIES 14.1%

CAYMAN ISLANDS 3.4%

AGL CLO Ltd.
6.786% due 07/20/2034 •		$400	$401

Anchorage Capital CLO Ltd.
6.432% due 10/15/2031 (a)		600	600

Bain Capital Credit CLO Ltd.
6.679% due 10/17/2032 •		800	800

Ballyrock CLO Ltd.
6.716% due 07/20/2034 •		400	400

CIFC Funding Ltd.
6.730% due 07/15/2036 •		400	401

Magnetite Ltd.
6.874% due 10/25/2033 •		400	401

Newark BSL CLO Ltd.
6.555% due 07/25/2030 •		300	300

Palmer Square CLO Ltd.
6.645% due 04/20/2035 •		800	802

TIAA CLO Ltd.
0.000% due 01/20/2032 •(a)		400	400

Trinitas CLO Ltd.
6.706% due 01/20/2032 •		317	317

TruPS Financials Note Securitization Ltd.
7.164% due 09/20/2039 •		203	201

Voya CLO Ltd.
6.659% due 10/17/2032 •		800	801

Total Cayman Islands			5,824

IRELAND 0.2%

Palmer Square European Loan Funding DAC
5.328% due 05/15/2033 •	EUR	230	246

Total Ireland			246

UNITED STATES 10.5%

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		$200	199

Bear Stearns Asset-Backed Securities Trust
6.088% due 12/25/2034 •		797	776

Carvana Auto Receivables Trust
5.820% due 08/10/2028		400	402
6.160% due 10/10/2028		400	404

Citigroup Mortgage Loan Trust
6.090% due 02/25/2035 •		917	842

Credit Suisse First Boston Mortgage Securities Corp.
5.099% due 01/25/2032 •		386	371

ECMC Group Student Loan Trust
6.600% due 11/25/2069 •		667	668

EMC Mortgage Loan Trust
6.760% due 02/25/2041 «•		20	19

Ent Auto Receivables Trust
6.240% due 01/16/2029		392	396

FBR Securitization Trust
6.165% due 11/25/2035 •		645	630

First Investors Auto Owner Trust
6.440% due 10/16/2028		283	285

GLS Auto Select Receivables Trust
5.590% due 10/15/2029 (a)		400	400
6.370% due 06/15/2028		332	334

Home Equity Asset Trust
6.165% due 01/25/2036 •		111	103

LCCM Trust
6.893% due 11/15/2038 •		893	881

Lendmark Funding Trust
5.530% due 06/21/2032		200	201

Morgan Stanley Home Equity Loan Trust
5.560% due 12/25/2036 •		1,296	619

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		187	169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
6.350% due 08/26/2069 •	$609	$609
6.500% due 12/27/2066 •	322	323

Nelnet Student Loan Trust
5.900% due 09/27/2066 •	319	319

Option One Mortgage Loan Trust
5.680% due 04/25/2037 •	1,768	1,216

Pagaya AI Debt Selection Trust
7.128% due 06/16/2031	192	193
7.600% due 12/16/2030	169	170

PRET LLC
8.232% due 09/25/2053 þ	664	672

Reach ABS Trust
6.300% due 02/18/2031	141	141

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	660	664

Residential Asset Mortgage Products Trust
6.525% due 05/25/2035 •	1,000	951

Residential Asset Securities Corp. Trust
6.345% due 01/25/2034 •	152	152

SLM Private Credit Student Loan Trust
5.931% due 06/15/2039 •	661	648

SLM Student Loan Trust
6.250% due 03/25/2026 •	669	668

SMB Private Education Loan Trust
0.000% due 07/05/2053 •	800	796
6.783% due 02/16/2055 •	575	579

Soundview Home Loan Trust
5.865% due 12/25/2036 •	799	778
6.460% due 09/25/2037 •	1,774	1,217

Structured Asset Investment Loan Trust
5.610% due 09/25/2036 •	266	259

Total United States		18,054

Total Asset-Backed Securities (Cost $25,024)		24,124

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

FRANCE 0.0%

Altice France SA
10.829% due 08/15/2028	100	74

Total France		74

JERSEY, CHANNEL ISLANDS 0.2%

Softbank Vision Fund II
6.000% due 12/23/2025 «	282	270

Total Jersey, Channel Islands		270

NETHERLANDS 0.0%

Lealand Finance Co. BV
8.458% due 06/30/2027	1	1

Lealand Finance Co. BV (6.444 Cash and 3.000% PIK)
9.444% due 12/31/2027 (b)	3	1

Total Netherlands		2

UNITED STATES 0.3%

Envision Healthcare Corp.
11.186% due 11/03/2028 «	124	124
14.311% due 07/20/2026 «	464	464

Press Ganey Holdings, Inc.
8.844% due 04/30/2031	3	3

Syniverse Holdings, Inc.
12.335% due 05/13/2027	8	8

U.S. Renal Care, Inc.
10.458% due 06/20/2028	13	12

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029	2	1

Total United States		612

Total Loan Participations and Assignments (Cost $961)		958

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 46.9%

AUSTRALIA 1.2%

CONSUMER STAPLES 0.1%

Coles Group Ltd.	11,104	$126

INDUSTRIALS 0.2%

Brambles Ltd.	30,731	297

MATERIALS 0.9%

BHP Group Ltd.	29,869	854

BlueScope Steel Ltd.	9,624	130

Fortescue Ltd.	37,450	533

Rio Tinto Ltd.	1,829	145

		1,662

Total Australia		2,085

AUSTRIA 0.2%

FINANCIALS 0.2%

Erste Group Bank AG	7,470	354

Total Austria		354

BELGIUM 0.1%

FINANCIALS 0.1%

Ageas SA	3,446	157

Total Belgium		157

BRAZIL 1.0%

CONSUMER STAPLES 0.1%

Ambev SA	102,600	209

ENERGY 0.4%

Petroleo Brasileiro SA	82,100	593

FINANCIALS 0.1%

Banco do Brasil SA	37,000	177

MATERIALS 0.4%

Vale SA	64,700	720

Total Brazil		1,699

CANADA 0.1%

FINANCIALS 0.1%

Brookfield Asset Management Ltd. ‘A’	3,418	130

Total Canada		130

CHINA 1.3%

ENERGY 0.2%

China Shenhua Energy Co. Ltd. ‘H’	74,500	343

FINANCIALS 0.9%

China Construction Bank Corp. ‘H’	2,013,000	1,488

PICC Property & Casualty Co. Ltd. ‘H’	150,000	186

		1,674

HEALTH CARE 0.1%

CSPC Pharmaceutical Group Ltd.	184,000	147

20	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.1%

Vipshop Holdings Ltd.	8,289	$108

Total China		2,272

CZECH REPUBLIC 0.1%

UTILITIES 0.1%

CEZ AS	3,437	129

Total Czech Republic		129

DENMARK 0.1%

INDUSTRIALS 0.1%

AP Moller - Maersk AS ‘B’	90	156

Total Denmark		156

FINLAND 0.1%

UTILITIES 0.1%

Fortum Oyj	8,596	126

Total Finland		126

FRANCE 1.3%

ENERGY 0.2%

TotalEnergies SE	5,451	365

FINANCIALS 0.5%

AXA SA	26,807	879

INDUSTRIALS 0.5%

Cie de Saint-Gobain SA	10,158	790

UTILITIES 0.1%

Engie SA	16,218	232

Total France		2,266

GERMANY 0.7%

FINANCIALS 0.4%

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,448	724

INDUSTRIALS 0.1%

GEA Group AG	3,387	141

MATERIALS 0.2%

HeidelbergCement AG	2,877	297

Total Germany		1,162

HONG KONG 0.2%

UTILITIES 0.2%

CLP Holdings Ltd.	36,500	295

Total Hong Kong		295

INDONESIA 0.2%

COMMUNICATION SERVICES 0.1%

Telkom Indonesia Persero Tbk PT	1,070,900	203

FINANCIALS 0.1%

Bank Rakyat Indonesia Persero Tbk PT	406,200	114

Total Indonesia		317

	SHARES	MARKET VALUE (000S)
IRELAND 0.1%

FINANCIALS 0.1%

AIB Group PLC	35,481	$187

Total Ireland		187

ITALY 1.5%

FINANCIALS 0.8%

Assicurazioni Generali SpA	22,680	565

Intesa Sanpaolo SpA	158,053	587

Poste Italiane SpA	9,979	127

		1,279

UTILITIES 0.7%

Enel SpA	181,417	1,259

Total Italy		2,538

JAPAN 2.1%

CONSUMER STAPLES 0.6%

Bridgestone Corp.	6,300	249

Isuzu Motors Ltd.	9,500	126

Japan Tobacco, Inc.	4,500	122

Mazda Motor Corp.	10,800	104

Sekisui Chemical Co. Ltd.	8,500	118

Subaru Corp.	13,200	281

		1,000

FINANCIALS 0.2%

Sompo Holdings, Inc.	19,800	424

HEALTH CARE 0.1%

Ono Pharmaceutical Co. Ltd.	8,300	113

INDUSTRIALS 1.2%

Kawasaki Kisen Kaisha Ltd.	8,400	122

Marubeni Corp.	31,700	588

Mitsui & Co. Ltd.	24,400	556

Mitsui OSK Lines Ltd.	7,600	229

Nippon Yusen KK	10,100	295

Toyota Tsusho Corp.	14,100	276

		2,066

Total Japan		3,603

LUXEMBOURG 0.2%

ENERGY 0.1%

Tenaris SA	10,163	156

FINANCIALS 0.1%

Intelsat Emergence SA «(h)	2,890	108

INDUSTRIALS 0.0%

Forsea Holding SA «(d)	2,200	51

Total Luxembourg		315

MEXICO 0.4%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (d)	41,996	0

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.2%

Wal-Mart de Mexico SAB de CV	115,800	$394

MATERIALS 0.2%

Grupo Mexico SAB de CV ‘B’	69,400	373

Total Mexico		767

NETHERLANDS 0.4%

CONSUMER STAPLES 0.4%

Stellantis NV	38,166	755

Total Netherlands		755

NORWAY 0.4%

ENERGY 0.4%

Aker BP ASA	6,954	178

Equinor ASA	19,866	569

		747

Total Norway		747

POLAND 0.3%

ENERGY 0.1%

ORLEN SA	12,763	214

FINANCIALS 0.2%

Bank Polska Kasa Opieki SA	4,001	167

Powszechny Zaklad Ubezpieczen SA	13,177	168

		335

Total Poland		549

PORTUGAL 0.1%

CONSUMER STAPLES 0.1%

Jeronimo Martins SGPS SA	5,485	107

Total Portugal		107

SINGAPORE 0.1%

FINANCIALS 0.1%

Singapore Exchange Ltd.	18,100	126

Total Singapore		126

SOUTH AFRICA 0.8%

FINANCIALS 0.8%

Absa Group Ltd.	18,265	159

FirstRand Ltd.	112,229	476

Nedbank Group Ltd.	10,340	146

Sanlam Ltd.	37,912	169

Standard Bank Group Ltd.	29,580	345

		1,295

Total South Africa		1,295

SOUTH KOREA 0.5%

CONSUMER STAPLES 0.4%

Kia Corp.	5,830	545

KT&G Corp.	2,279	146

		691

FINANCIALS 0.1%

Samsung Fire & Marine Insurance Co. Ltd.	659	186

Total South Korea		877

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
SPAIN 1.5%

ENERGY 0.2%

Repsol SA	27,154	$431

FINANCIALS 1.1%

Banco Bilbao Vizcaya Argentaria SA	130,217	1,307

Banco Santander SA	44,199	205

CaixaBank SA	71,883	382

		1,894

INDUSTRIALS 0.1%

ACS Actividades de Construccion y Servicios SA	4,389	190

UTILITIES 0.1%

Endesa SA	6,986	131

Total Spain		2,646

SWEDEN 0.1%

INDUSTRIALS 0.1%

SKF AB ‘B’	7,312	147

Total Sweden		147

SWITZERLAND 3.5%

CONSUMER DISCRETIONARY 0.2%

Garmin Ltd.	1,871	305

CONSUMER STAPLES 0.2%

Nestle SA	3,930	401

FINANCIALS 0.8%

Swiss Re AG	6,716	832

Zurich Insurance Group AG	942	502

		1,334

HEALTH CARE 1.7%

Novartis AG	16,008	1,705

Roche Holding AG	4,412	1,222

		2,927

MATERIALS 0.6%

Holcim AG	11,633	1,028

Total Switzerland		5,995

TAIWAN 2.5%

INFORMATION TECHNOLOGY 2.5%

ASE Technology Holding Co. Ltd.	69,000	357

Hon Hai Precision Industry Co. Ltd.	179,000	1,179

MediaTek, Inc.	34,000	1,464

Novatek Microelectronics Corp.	12,000	224

Pegatron Corp.	43,000	138

Quanta Computer, Inc.	60,000	574

Realtek Semiconductor Corp. (d)	10,000	168

United Microelectronics Corp.	88,000	152

		4,256

Total Taiwan		4,256

TURKEY 0.1%

ENERGY 0.0%

Turkiye Petrol Rafinerileri AS	20,553	104

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.1%

Akbank TAS	65,684	$129

Total Turkey		233

UNITED KINGDOM 3.1%

CONSUMER STAPLES 1.1%

British American Tobacco PLC	26,513	814

Imperial Brands PLC	18,311	469

Tesco PLC	155,937	602

		1,885

FINANCIALS 0.5%

3i Group PLC	21,651	835

INDUSTRIALS 0.7%

BAE Systems PLC	67,506	1,124

MATERIALS 0.8%

Mondi PLC	9,608	185

Rio Tinto PLC	19,010	1,247

		1,432

Total United Kingdom		5,276

UNITED STATES 22.6%

COMMUNICATION SERVICES 1.3%

Clear Channel Outdoor Holdings, Inc. (d)	29,821	42

iHeartMedia, Inc. ‘A’ (d)	6,979	8

iHeartMedia, Inc. ‘B’ «(d)	5,486	5

Meta Platforms, Inc. ‘A’	266	134

Verizon Communications, Inc.	47,940	1,977

		2,166

CONSUMER STAPLES 6.5%

Altria Group, Inc.	38,306	1,745

Archer-Daniels-Midland Co.	3,529	213

Bunge Global SA	3,198	342

Coca-Cola Co.	26,972	1,717

Dick’s Sporting Goods, Inc.	1,313	282

Home Depot, Inc.	5,255	1,809

Kimberly-Clark Corp.	7,514	1,038

Kroger Co.	3,210	160

Lennar Corp. ‘A’	2,949	442

Philip Morris International, Inc.	15,218	1,542

Procter & Gamble Co.	2,231	368

Target Corp.	10,296	1,524

		11,182

ENERGY 2.3%

ConocoPhillips	4,028	461

Devon Energy Corp.	14,162	671

EOG Resources, Inc.	1,012	127

HF Sinclair Corp.	3,586	191

Marathon Petroleum Corp.	7,936	1,377

Valero Energy Corp.	7,347	1,152

		3,979

FINANCIALS 1.8%

Ameriprise Financial, Inc.	322	138

BlackRock, Inc.	955	752

	SHARES	MARKET VALUE (000S)

CME Group, Inc.	595	$117

Hartford Financial Services Group, Inc.	3,568	359

Regions Financial Corp.	7,877	158

State Street Corp.	6,734	498

Synchrony Financial	9,017	425

T Rowe Price Group, Inc.	4,926	568

		3,015

HEALTH CARE 4.9%

AbbVie, Inc.	16,639	2,854

Amsurg Equity «(d)(h)	4,188	207

Bristol-Myers Squibb Co.	2,727	113

Gilead Sciences, Inc.	11,899	817

Johnson & Johnson	19,077	2,788

Merck & Co., Inc.	5,011	620

Pfizer, Inc.	37,434	1,048

		8,447

INDUSTRIALS 2.0%

3M Co.	3,567	364

Cummins, Inc.	2,761	765

Lockheed Martin Corp.	3,570	1,668

Masco Corp.	2,598	173

Neiman Marcus Group Ltd. LLC «(d)(h)	1,124	152

Owens Corning	1,940	337

Westmoreland Mining Holdings «(d)(h)	52	0

Westmoreland Mining LLC «(d)(h)	53	0

		3,459

INFORMATION TECHNOLOGY 3.2%

Apple, Inc.	3,894	820

Cisco Systems, Inc.	23,656	1,124

eBay, Inc.	11,456	615

Microsoft Corp.	2,049	916

NetApp, Inc.	4,595	592

NVIDIA Corp.	1,390	172

QUALCOMM, Inc.	5,665	1,128

Skyworks Solutions, Inc.	1,600	171

		5,538

MATERIALS 0.6%

Nucor Corp.	3,657	578

Steel Dynamics, Inc.	3,351	434

		1,012

UTILITIES 0.0%

Windstream Units «(d)	40	1

Total United States		38,799

Total Common Stocks (Cost $70,839)		80,366

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.8%

BERMUDA 0.1%

INDUSTRIALS 0.1%

Essent Group Ltd.
6.250% due 07/01/2029 (a)	$200	200

Total Bermuda		200

22	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE 0.4%

BANKING & FINANCE 0.4%

BPCE SA
6.714% due 10/19/2029 •		$250	$259

Societe Generale SA
6.691% due 01/10/2034 •		400	413

			672

Total France			672

GERMANY 0.1%

BANKING & FINANCE 0.1%

Deutsche Bank AG
3.547% due 09/18/2031 •		200	176

Total Germany			176

IRELAND 0.2%

INDUSTRIALS 0.2%

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	300	266

Total Ireland			266

ITALY 0.1%

BANKING & FINANCE 0.1%

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	214

Total Italy			214

JAPAN 0.7%

BANKING & FINANCE 0.2%

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •(a)		200	199

Nomura Holdings, Inc.
5.594% due 07/02/2027 (a)		200	200

			399

INDUSTRIALS 0.5%

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		868	807

Total Japan			1,206

LUXEMBOURG 0.1%

INDUSTRIALS 0.1%

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		208	194

UTILITIES 0.0%

FORESEA Holding SA
7.500% due 06/15/2030		27	26

Total Luxembourg			220

PERU 0.0%

BANKING & FINANCE 0.0%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	100	26

Total Peru			26

SPAIN 0.3%

BANKING & FINANCE 0.3%

Banco Santander SA
6.607% due 11/07/2028		$400	420

Total Spain			420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.7%

BANKING & FINANCE 0.7%

UBS Group AG
5.959% due 01/12/2034 •		$637	$647
3.091% due 05/14/2032 •		673	574

			1,221

Total Switzerland			1,221

UNITED KINGDOM 1.2%

BANKING & FINANCE 1.0%

Barclays PLC
7.437% due 11/02/2033 •		700	770

HSBC Holdings PLC
5.402% due 08/11/2033 •		800	792

Nationwide Building Society
6.557% due 10/18/2027 •		200	204

			1,766

INDUSTRIALS 0.2%

Marston’s Issuer PLC
7.902% due 07/16/2035 ~	GBP	200	192

Mitchells & Butlers Finance PLC
5.802% (BP0003M + 0.450%) due 12/15/2030 ~		65	78

			270

Total United Kingdom			2,036

UNITED STATES 1.9%

BANKING & FINANCE 0.3%

Credit Suisse AG AT1 Claim
1.000% due 12/31/2060		$365	44

EPR Properties
4.950% due 04/15/2028		2	2
4.750% due 12/15/2026		2	2

GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	19

JPMorgan Chase & Co.
6.087% due 10/23/2029 •		190	196

VICI Properties LP
4.625% due 06/15/2025		237	234

			500

INDUSTRIALS 1.1%

American Airlines Pass-Through Trust
3.350% due 04/15/2031		7	6

Carvana Co. (13.000% PIK)
13.000% due 06/01/2030 (b)		130	136

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		156	168

CVS Pass-Through Trust
8.353% due 07/10/2031		334	360

DISH DBS Corp.
5.250% due 12/01/2026		490	387
5.750% due 12/01/2028		200	139

Energy Transfer LP
4.950% due 05/15/2028		4	4

Exela Intermediate LLC (11.500% PIK)
11.500% due 04/15/2026 (b)		10	2

Prime Healthcare Services, Inc.
7.250% due 11/01/2025		408	408

Topaz Solar Farms LLC
5.750% due 09/30/2039		62	60
4.875% due 09/30/2039		8	7

U.S. Renal Care, Inc.
10.625% due 06/28/2028		2	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$230	$210

			1,889

UTILITIES 0.5%

Pacific Gas & Electric Co.
3.400% due 08/15/2024		35	35
3.300% due 03/15/2027		20	19
3.750% due 07/01/2028		110	104
3.250% due 06/01/2031		559	481
4.200% due 03/01/2029		200	189

			828

Total United States			3,217

VENEZUELA 0.0%

INDUSTRIALS 0.0%

Petroleos de Venezuela SA
6.000% due 11/15/2026		300	37
9.750% due 05/17/2035		20	3

			40

Total Venezuela			40

Total Corporate Bonds & Notes (Cost $10,414)			9,914

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%

IRELAND 0.3%

Kinbane DAC
4.450% due 09/25/2062 ~	EUR	494	526

Total Ireland			526

UNITED KINGDOM 2.1%

Avon Finance PLC
6.134% due 12/28/2049 •	GBP	607	767

Bridgegate Funding PLC
7.483% due 10/16/2062 •		1,330	1,712

Eurosail PLC
6.053% due 09/13/2045 •		229	288
6.303% due 06/13/2045 •		242	305

Grifonas Finance PLC
4.181% due 08/28/2039 •	EUR	142	148

Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	300	380

Total United Kingdom			3,600

UNITED STATES 7.3%

Banc of America Alternative Loan Trust
6.000% due 07/25/2046		$38	31

Banc of America Funding Trust
4.788% due 05/20/2036 «~		5	4

Banc of America Mortgage Trust
3.734% due 11/20/2046 ~		3	2
6.000% due 10/25/2036 «		8	6

Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 «þ		3	3

Benchmark Mortgage Trust
3.626% due 09/15/2048 ~		865	811

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		900	789
3.500% due 06/25/2062 ~		1,537	1,384

Chase Mortgage Finance Trust
4.333% due 09/25/2036 «~		16	14

CIM Trust
5.000% due 05/25/2062 ~		1,393	1,368

Countrywide Alternative Loan Trust
6.000% due 06/25/2036 «		77	40
6.000% due 02/25/2037		49	19
6.250% due 12/25/2036 •		20	8

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.960% due 07/25/2037 «•	$14	$4

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	28	17

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
6.000% due 11/25/2035	308	74

Credit Suisse Mortgage Capital Certificates
3.888% due 12/29/2037 ~	105	54

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~	1,388	1,298

DBGS Mortgage Trust
8.093% due 10/15/2036 •	900	675

First Horizon Alternative Mortgage Securities Trust
5.660% due 06/25/2036 ~	101	77

HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	2	2

JP Morgan Alternative Loan Trust
5.843% due 05/26/2037 ~	36	27

JP Morgan Chase Commercial Mortgage Securities Trust
7.235% due 10/05/2040	400	421
7.958% due 11/15/2038 •	967	957

JP Morgan Mortgage Trust
6.500% due 07/25/2036	78	27

Legacy Mortgage Asset Trust
7.208% due 01/28/2070 •	31	31

Merrill Lynch Mortgage Investors Trust
4.303% due 03/25/2036 ~	7	4

MFA Trust
4.400% due 03/25/2068 þ	1,391	1,347

Morgan Stanley Capital Trust
7.578% due 07/15/2035 •	977	975

OBX Trust
6.310% due 04/25/2048 •	4	4

PRPM LLC
6.327% due 06/25/2069 þ	400	401

Residential Accredit Loans, Inc. Trust
5.500% due 03/25/2037	192	149
6.250% due 03/25/2037	17	13
6.260% due 10/25/2045 «•	41	32

Structured Adjustable Rate Mortgage Loan Trust
4.512% due 10/25/2036 ~	1,097	536

Wells Fargo Alternative Loan Trust
6.863% due 07/25/2037 ~	358	318

Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058	183	181

WSTN Trust
6.518% due 07/05/2037 ~	500	502

Total United States		12,605

Total Non-Agency Mortgage-Backed Securities (Cost $17,380)		16,731

MUNICIPAL BONDS & NOTES 0.1%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	13	13
7.350% due 07/01/2035	4	5

Total Illinois		18

PUERTO RICO 0.1%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	39	24

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.125% due 07/01/2040 ^(c)	100	47

Total Puerto Rico		71

Total Municipal Bonds & Notes (Cost $71)		89

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.6%

BRAZIL 0.4%

UTILITIES 0.4%

Petroleo Brasileiro SA	105,600	$719

Total Brazil		719

REPUBLIC OF KOREA 0.1%

INDUSTRIALS 0.1%

Samsung Electronics Co. Ltd.	2,728	125

Total Republic of Korea		125

UNITED KINGDOM 0.1%

BANKING & FINANCE 0.1%

Nationwide Building Society
10.250% ~	880	146

Total United Kingdom		146

Total Preferred Stocks (Cost $865)		990

REAL ESTATE INVESTMENT TRUSTS 5.2%

UNITED STATES 5.2%

REAL ESTATE 5.2%

Apple Hospitality REIT, Inc.	27,974	407

Boston Properties, Inc.	3,502	216

Camden Property Trust	2,770	302

CareTrust REIT, Inc.	6,479	163

Crown Castle, Inc.	4,163	407

Digital Realty Trust, Inc.	4,034	613

EPR Properties	9,315	391

Equity Residential	4,844	336

Gaming & Leisure Properties, Inc.	12,786	578

Healthcare Realty Trust, Inc.	15,386	253

Healthpeak Properties, Inc.	14,073	276

Highwoods Properties, Inc.	18,277	480

Kilroy Realty Corp.	7,143	223

Mid-America Apartment Communities, Inc.	1,704	243

National Storage Affiliates Trust	7,754	320

Omega Healthcare Investors, Inc.	10,393	356

Park Hotels & Resorts, Inc.	36,229	543

Public Storage	842	242

Realty Income Corp.	5,465	289

Regency Centers Corp.	4,123	256

RLJ Lodging Trust	23,688	228

Simon Property Group, Inc.	3,843	583

Uniti Group, Inc.	28	0

VICI Properties, Inc.	33,654	964

WP Carey, Inc.	4,417	243

		8,912

Total Real Estate Investment Trusts (Cost $8,302)		8,912

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 1.8%

ARGENTINA 0.3%

Argentina Government International Bond
0.750% due 07/09/2030 þ	$299	167
1.000% due 07/09/2029	31	18
3.500% due 07/09/2041 þ	196	77
3.625% due 07/09/2035 þ	373	159
4.250% due 01/09/2038 þ	269	124

Total Argentina		545

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ISRAEL 0.1%

Israel Government International Bond
5.500% due 03/12/2034		$200	$191

Total Israel			191

MEXICO 0.6%

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	6,177	284
3.000% due 12/03/2026 (g)		4,389	222
4.000% due 11/30/2028 (g)		488	25
4.000% due 08/24/2034 (g)		163	8
7.000% due 09/03/2026		3,000	149
7.500% due 06/03/2027		2,300	117
7.750% due 05/29/2031		300	15
8.500% due 03/01/2029		1,600	82
8.500% due 05/31/2029		1,100	57

Total Mexico			959

PERU 0.1%

Peru Government International Bond
6.150% due 08/12/2032	PEN	104	26
6.900% due 08/12/2037		5	1
6.950% due 08/12/2031		202	54

Total Peru			81

ROMANIA 0.2%

Romania Government International Bond
5.500% due 09/18/2028	EUR	200	220
5.625% due 05/30/2037		100	103

Total Romania			323

SOUTH AFRICA 0.3%

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	9,600	548

Total South Africa			548

TURKEY 0.2%

Turkey Government International Bond
4.250% due 03/13/2025		$200	197
5.250% due 03/13/2030		200	183

Total Turkey			380

VENEZUELA 0.0%

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		2	0
7.650% due 04/21/2025 ^(c)		3	1
9.250% due 09/15/2027 ^(c)		44	8

Total Venezuela			9

Total Sovereign Issues (Cost $3,439)			3,036

U.S. GOVERNMENT AGENCIES 29.6%

UNITED STATES 29.6%

Ginnie Mae, TBA
3.000% due 07/01/2054		200	174
3.500% due 07/01/2054		100	90
4.500% due 08/01/2054		600	571
5.000% due 08/01/2054		300	292
5.500% due 07/01/2054		100	99

Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 05/01/2052		326	278
3.500% due 02/01/2050		27	25
4.000% due 08/01/2042 - 10/01/2042		94	88

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054		2,900	2,470
3.500% due 07/01/2054		1,300	1,151
4.000% due 07/01/2054		7,700	7,046

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/01/2054	$4,300	$4,055
5.000% due 07/01/2054 - 08/01/2054	8,200	7,925
5.500% due 08/01/2054	5,000	4,931
6.000% due 08/01/2054	9,700	9,724
6.500% due 08/01/2054	10,600	10,783
7.000% due 08/01/2054	1,000	1,028

Total U.S. Government Agencies (Cost $50,890)		50,730

U.S. TREASURY OBLIGATIONS 10.8%

UNITED STATES 10.8%

U.S. Treasury Bonds
2.875% due 11/15/2046	600	450
3.000% due 02/15/2049	1,133	858
4.375% due 08/15/2043	300	290

U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024 (k)	1,686	1,669
0.125% due 04/15/2025	568	553
0.125% due 07/15/2030	342	306
0.125% due 07/15/2031	2,491	2,189
0.125% due 02/15/2051	361	209
0.250% due 01/15/2025	608	595
0.250% due 07/15/2029 (k)	880	808
0.375% due 07/15/2025	62	61
0.375% due 01/15/2027	42	40
0.375% due 07/15/2027	13	12
0.625% due 07/15/2032	647	581
0.750% due 07/15/2028	262	249
0.875% due 01/15/2029	431	408
1.000% due 02/15/2048	127	97
1.000% due 02/15/2049	125	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 07/15/2033	$1,135	$1,073
2.375% due 01/15/2025	153	152

U.S. Treasury Notes
0.500% due 10/31/2027 (m)	100	88
0.625% due 11/30/2027 (m)	550	484
0.625% due 12/31/2027	220	193
0.750% due 01/31/2028 (m)	110	96
2.375% due 03/31/2029	2,800	2,562
4.000% due 10/31/2029	800	787
4.500% due 03/31/2026	1,800	1,791
4.500% due 04/15/2027	1,800	1,797

Total U.S. Treasury Obligations (Cost $20,112)		18,493

	SHARES
WARRANTS 0.0%

LUXEMBOURG 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «	132	0

Total Warrants (Cost $53)		0

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (i) 0.3%
		546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
5.376% due 07/11/2024 (e)(f)(m)	$71	$71

Total Short-Term Instruments (Cost $617)		617

Total Investments in Securities (Cost $208,967)		214,960

	SHARES
INVESTMENTS IN AFFILIATES 3.0%

SHORT-TERM INSTRUMENTS 3.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%

PIMCO Short-Term Floating NAV Portfolio III	531,189	5,168

Total Short-Term Instruments (Cost $5,167)		5,168

Total Investments in Affiliates (Cost $5,167)		5,168

Total Investments 128.4% (Cost $214,134)		$220,128

Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $(214))		(87)

Other Assets and Liabilities, net (28.4)%		(48,631)

Net Assets 100.0%		$171,410

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$175	$207	0.12%
Intelsat Emergence SA	06/19/2017 - 07/03/2023	208	108	0.06
Neiman Marcus Group Ltd. LLC	09/25/2020	36	152	0.09
Westmoreland Mining Holdings	03/26/2019	0	0	0.00
Westmoreland Mining LLC	06/30/2023	0	0	0.00

		$419	$467	0.27%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$546	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(557)	$546	$546

Total Repurchase Agreements						$(557)	$546	$546

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$546	$0	$0	$546	$(557)	$(11)

Total Borrowings and Other Financing Transactions	$546	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	1	$	204	$0	$0	$0
U.S. Treasury 5-Year Note September Futures	09/2024	23		2,451	11	0	(2)
U.S. Treasury 10-Year Note September Futures	09/2024	100		10,998	45	0	(27)

					$56	$0	$(29)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	1	$	(238)	$7	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	1		(240)	4	0	0
3-Month SOFR Active Contract June Futures	09/2024	2		(473)	15	0	0
3-Month SOFR Active Contract June Futures	09/2025	2		(478)	11	0	0
3-Month SOFR Active Contract March Futures	06/2025	1		(239)	6	0	0
3-Month SOFR Active Contract March Futures	06/2026	1		(240)	4	0	0
3-Month SOFR Active Contract September Futures	12/2024	2		(474)	14	0	0
3-Month SOFR Active Contract September Futures	12/2025	1		(240)	5	0	0
Australia Government 10-Year Bond September Futures	09/2024	18		(1,364)	0	10	(11)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	14		(1,589)	(8)	7	0
U.S. Treasury Long-Term Bond September Futures	09/2024	17		(2,011)	(19)	17	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	4		(501)	(4)	7	0

					$35	$41	$(11)

Total Futures Contracts					$91	$41	$(40)

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.564%	$600	$(5)	$15	$10	$1	$0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.875	200	24	(1)	23	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.602	600	52	(1)	51	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.355	500	11	(5)	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	250	0	4	4	0	0

						$82	$12	$94	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$552	$(21)	$19	$(2)	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	5	(5)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	400	(15)	2	(13)	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	2,178	1	141	142	0	(1)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	3,900	265	(16)	249	0	(3)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	2,100	47	(3)	44	0	0

					$267	$148	$415	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	6,500	$112	$(80)	$32	$0	$(8)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,300	(21)	34	13	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	35	39	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		641,000	46	88	134	6	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		58,000	1	(1)	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		90,200	2	19	21	1	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		31,000	1	0	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		48,000	13	31	44	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		9,000	0	7	7	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	$	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024		3,100	(113)	161	48	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		3,200	0	95	95	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		1,600	0	48	48	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		14,420	(42)	(49)	(91)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		8,480	12	(29)	(17)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.600%	Annual	01/16/2026	$	1,200	$15	$62	$77	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	51	51	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		100	0	8	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		1,000	9	74	83	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		2,300	(188)	270	82	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		170	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		100	(2)	10	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		100	(5)	12	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		100	0	(9)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		100	0	(8)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		500	0	43	43	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		2,400	(6)	(185)	(191)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		200	0	(16)	(16)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		1,200	0	98	98	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		4,900	(13)	(351)	(364)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		200	0	(14)	(14)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	8	11	19	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		200	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		900	(7)	(48)	(55)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		200	14	4	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.280	Semi-Annual	03/24/2028		400	0	(43)	(43)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		100	0	12	12	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		1,610	(67)	(165)	(232)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		4,900	(419)	814	395	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		2,110	2	69	71	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		100	0	(13)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		422	9	(59)	(50)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,690	10	30	40	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028		100	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		55	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		200	(1)	(22)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		200	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		180	(6)	5	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		220	(9)	(21)	(30)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		310	18	25	43	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		282	16	14	30	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,540	(61)	114	53	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029		100	(9)	20	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		200	(11)	39	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		1,370	120	41	161	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		300	(22)	61	39	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		200	(18)	41	23	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		200	(1)	(7)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		100	(9)	20	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		2,400	(96)	483	387	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		2,460	35	99	134	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		200	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		127	0	24	24	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,120	46	37	83	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031		280	(13)	10	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		2,600	174	379	553	10	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		663	(49)	(92)	(141)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,560	32	(8)	24	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		100	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031		100	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031		100	0	18	18	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		100	(1)	19	18	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		100	0	(18)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		100	0	(18)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031		100	0	(17)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		100	0	(16)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		200	(1)	(28)	(29)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		400	(2)	(59)	(61)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		200	(1)	(28)	(29)	0	(1)

28	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.250%	Annual	06/15/2032	$	210	$(21)	$(18)	$(39)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		280	(23)	(19)	(42)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		399	35	25	60	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		2,100	246	87	333	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		100	0	(5)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		100	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		100	0	(5)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		100	0	(5)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		100	0	(6)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		100	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		6,420	63	171	234	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		3,870	(31)	111	80	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		200	(1)	(9)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		725	10	43	53	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		100	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		100	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	3	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		100	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		100	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		100	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		40	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		100	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	4	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		100	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		100	0	(1)	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		760	(20)	7	(13)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		100	0	0	0	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		100	(22)	58	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		100	(21)	57	36	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		900	(269)	538	269	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		100	(24)	58	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050		100	(15)	55	40	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		500	(89)	279	190	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		300	(44)	164	120	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		600	(183)	359	176	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		400	38	148	186	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		100	(1)	(42)	(43)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.590	Semi-Annual	02/09/2051		900	(7)	(363)	(370)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		100	(1)	39	38	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(8)	(9)	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.157%	Maturity	01/02/2025	BRL	100	$0	$(1)	$(1)	$0	$0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		500	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,000	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		900	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		900	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		700	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		800	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,500	0	(11)	(11)	0	(1)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		1,190	0	(7)	(7)	0	(1)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		610	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,010	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		1,810	0	(10)	(10)	0	(1)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		1,410	0	(8)	(8)	0	(1)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		1,410	0	(7)	(7)	0	(1)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		1,040	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		300	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		100	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		100	0	0	0	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	300	2	0	2	0	(1)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,300	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,100	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		400	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		500	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		500	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		900	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		200	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(596)	(113)	0	(1)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	11	2	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,300	(3)	7	4	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		400	(2)	3	1	2	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		400	5	(4)	1	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	1	1	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		2,700	41	(49)	(8)	0	(2)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		800	(2)	146	144	1	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(48)	(40)	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		100	0	6	6	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	0

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	2.890%	Annual	12/22/2033	EUR	100	$0	$(2)	$(2)	$0	$0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		2,500	34	(44)	(10)	0	(5)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	86	95	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,700	(46)	47	1	4	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026	MXN	4,300	9	(25)	(16)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(96)	(61)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(221)	(124)	2	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		1,000	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		1,500	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		700	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		400	0	0	0	0	0
Receive	28-Day MXN-TIIE	9.340	Lunar	06/03/2027		900	0	1	1	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	30	8	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	120	34	0	(1)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	12	4	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	7	2	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	21	6	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	20	5	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		1,300	(1)	(2)	(3)	0	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		2,300	0	(5)	(5)	0	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		3,000	0	(7)	(7)	0	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		1,500	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		800	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		4,600	0	(10)	(10)	1	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		800	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		1,600	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		300	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		900	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		800	0	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		1,300	0	(3)	(3)	0	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		500	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		300	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.780	Lunar	03/01/2029		200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		300	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		200	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		300	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		300	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		400	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		300	0	1	1	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		700	3	1	4	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		2,900	12	5	17	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		700	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		1,700	0	4	4	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(5)	(3)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(2)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	14	5	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	1,200	(20)	15	(5)	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(16)	(16)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(14)	(14)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(11)	(12)	0	0

							$(419)	$3,103	$2,684	$216	$(105)

Total Swap Agreements							$(70)	$3,263	$3,193	$217	$(109)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$41	$217	$258	$0	$ (40)	$ (109)	$ (149)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

(k)

Securities with an aggregate market value of $923 and cash of $1,601 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	NZD	157		$96	$1	$0
	08/2024		$96	NZD	158	0	(1)
	10/2024		300	CNH	2,146	0	(3)

BOA	07/2024	KRW	425,805		$311	2	0
	07/2024		$71	PLN	282	0	(1)
	07/2024		99	SGD	134	0	(1)
	08/2024		5	TRY	179	0	0

BPS	07/2024	AUD	20		$13	0	0
	07/2024	BRL	3,628		678	29	0
	07/2024	EUR	132		142	1	0
	07/2024	GBP	3,116		3,980	42	0
	07/2024	KRW	422,615		308	1	0
	07/2024		$470	AUD	705	1	0
	07/2024		653	BRL	3,628	0	(4)
	07/2024		1,478	EUR	1,382	2	0
	07/2024		50	IDR	819,320	0	0
	07/2024		150	NZD	244	0	(1)
	07/2024		159	PLN	629	0	(2)
	07/2024		379	SGD	514	0	0
	08/2024	AUD	705		$470	0	(1)
	08/2024	EUR	1,382		1,480	0	(2)
	08/2024	SGD	513		379	0	0
	08/2024		$4	TRY	123	0	0
	09/2024	CNH	4,973		$694	9	0
	09/2024	INR	3,269		39	0	0
	09/2024	TWD	13,701		426	3	0
	09/2024		$100	INR	8,401	0	0
	10/2024	CNH	1,714		$239	3	0
	10/2024		$51	CNH	363	0	(1)
	05/2029	KWD	23		$80	2	0
	07/2029		3		10	0	0

BRC	07/2024	MXN	1,142		62	0	(1)
	07/2024	SGD	135		100	0	0
	07/2024		$30	NOK	316	0	0
	07/2024		100	PLN	401	0	(1)
	07/2024		198	TRY	6,840	8	0
	08/2024		141	EUR	132	0	0
	08/2024		147	TRY	5,079	1	0
	09/2024	MXN	1,451		$77	0	(1)
	09/2024		$1	MXN	10	0	0
	09/2024		159	TRY	5,897	9	0

CBK	07/2024	BRL	4,818		$867	5	0
	07/2024	CHF	91		100	0	(1)
	07/2024	KRW	20,612		15	0	0
	07/2024		$884	BRL	4,819	0	(22)

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2024		$200	PLN	793	$0	$(3)
	07/2024		29	TRY	971	0	0
	07/2024		43	ZAR	785	0	0
	08/2024	BRL	4,835		$884	23	0
	09/2024	PEN	310		83	3	0
	09/2024	TWD	5,128		159	1	0
	09/2024		$657	INR	54,928	0	0

DUB	07/2024	KRW	230,982		$168	0	0
	07/2024		$150	PLN	589	0	(4)
	08/2024	BRL	182		$35	3	0
	03/2025		$9	TRY	413	1	0

FAR	07/2024	AUD	685		$456	0	(1)
	07/2024	NZD	331		202	0	0
	07/2024		$1,949	JPY	304,302	0	(57)
	08/2024		185	NZD	303	0	0

GLM	07/2024	MXN	912		$49	0	(1)
	07/2024		$100	PLN	395	0	(2)
	07/2024		37	TRY	1,273	1	0
	07/2024		93	ZAR	1,695	0	0
	08/2024		2,743	BRL	14,071	0	(235)
	08/2024		67	TRY	2,329	1	0
	09/2024		84		3,238	8	0

JPM	07/2024	BRL	89		$18	2	0
	07/2024	CHF	53		59	0	0
	07/2024	KRW	285,066		207	0	0
	07/2024	SGD	513		381	3	0
	07/2024		$16	BRL	89	0	0
	07/2024		784	CHF	704	0	(1)
	07/2024		29	CNY	208	0	0
	07/2024		11	IDR	177,317	0	0
	07/2024		50	ILS	184	0	(1)
	07/2024		60	PLN	233	0	(2)
	07/2024		37	TRY	1,261	1	0
	07/2024		174	ZAR	3,210	2	0
	08/2024	CHF	701		$784	1	0
	08/2024	CNY	208		29	0	0
	08/2024		$38	TRY	1,289	0	0
	09/2024	MXN	9,213		$509	12	0
	09/2024	TWD	8,724		271	2	0
	09/2024		$78	INR	6,499	0	0
	10/2024	CNH	2,953		$413	5	0
	10/2024		$51	CNH	361	0	(1)
	03/2025		8	TRY	365	1	0

MBC	07/2024	CAD	1,190		$874	4	0
	07/2024	EUR	1,095		1,192	19	0
	07/2024	JPY	304,320		1,895	4	0
	07/2024	NOK	246		23	0	0
	07/2024		$870	CAD	1,191	1	0
	08/2024	CAD	1,190		$870	0	(1)
	08/2024		$1,895	JPY	302,896	0	(4)
	08/2024		23	NOK	246	0	0
	09/2024	TWD	297		$9	0	0

MYI	07/2024	BRL	1,101		213	16	0
	07/2024		$198	BRL	1,101	0	(1)
	07/2024		84	GBP	66	0	0
	07/2024		150	NZD	245	0	(1)
	09/2024	TWD	3,470		$108	1	0
	09/2024		$52	INR	4,338	0	0

NGF	09/2024	INR	13,998		$167	0	0
	09/2024	TWD	2,774		86	0	0

RBC	07/2024		$3,868	GBP	3,050	0	(12)
	08/2024	GBP	3,050		$3,868	12	0

SCX	07/2024	CNY	208		29	0	0
	07/2024	EUR	155		167	1	0
	07/2024	KRW	214,454		157	2	0
	09/2024	CNH	2,041		284	3	0
	09/2024	TWD	5,373		167	1	0
	09/2024		$566	INR	47,337	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	33

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
UAG	07/2024	CHF	560	$620	$0	$(4)
	07/2024	ILS	448	121	2	0

Total Forward Foreign Currency Contracts					$256	$(374)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	100	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	100	(1)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	(1)	(1)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	100	0	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	100	(1)	(1)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	100	0	(1)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	100	0	0

							$(12)	$(9)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	100	$0	$0

Total Written Options					$(12)	$(9)

34	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.425%	$	300	$(5)	$6	$1	$0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168		100	(1)	1	0	0

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425		200	(3)	4	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399		100	(9)	8	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221		100	(1)	1	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615		100	(11)	11	0	0

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221		100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685		100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890		100	(2)	3	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011		300	(3)	3	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149		200	(9)	8	0	(1)

								$(45)	$47	$4	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	4,000	$(85)	$75	$0	$(10)

MYC	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		5,700	(2)	(59)	0	(61)

							$(87)	$16	$0	$(71)

Total Swap Agreements							$(132)	$63	$4	$(73)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$(4)	$0	$0	$(4)	$(3)	$0	$(3)
BOA	2	0	0	2	(2)	0	0	(2)	0	0	0
BPS	93	0	0	93	(11)	0	0	(11)	82	(50)	32
BRC	18	0	0	18	(3)	0	0	(3)	15	0	15
CBK	32	0	1	33	(26)	0	0	(26)	7	13	20
DUB	4	0	0	4	(4)	0	0	(4)	0	0	0
FAR	0	0	0	0	(58)	(2)	0	(60)	(60)	0	(60)
GLM	10	0	0	10	(238)	(4)	0	(242)	(232)	204	(28)
GST	0	0	1	1	0	0	(11)	(11)	(10)	0	(10)
JPM	29	0	0	29	(5)	(1)	0	(6)	23	0	23
MBC	28	0	0	28	(5)	0	0	(5)	23	0	23
MYC	0	0	2	2	0	(2)	(62)	(64)	(62)	0	(62)
MYI	17	0	0	17	(2)	0	0	(2)	15	0	15
RBC	12	0	0	12	(12)	0	0	(12)	0	0	0
SCX	8	0	0	8	0	0	0	0	8	0	8
UAG	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)

Total Over the Counter	$256	$0	$4	$260	$(374)	$(9)	$(73)	$(456)

(m)

Securities with an aggregate market value of $218 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$41	$41
Swap Agreements	0	1	0	0	216	217

	$0	$1	$0	$0	$257	$258

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$256	$0	$256
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$256	$0	$260

	$0	$5	$0	$256	$257	$518

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$40	$40
Swap Agreements	0	4	0	0	105	109

	$0	$4	$0	$0	$145	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$374	$0	$374
Written Options	0	0	0	0	9	9
Swap Agreements	0	73	0	0	0	73

	$0	$73	$0	$374	$9	$456

	$0	$77	$0	$374	$154	$605

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$36	$36
Futures	0	0	0	0	(422)	(422)
Swap Agreements	0	785	0	0	(16)	769

	$0	$785	$0	$0	$(402)	$383

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$373	$0	$373
Written Options	0	0	0	0	130	130
Swap Agreements	0	73	(140)	0	0	(67)

	$0	$73	$(140)	$373	$130	$436

	$0	$858	$(140)	$373	$(272)	$819

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	166	166
Swap Agreements	0	(107)	0	0	884	777

	$0	$(107)	$0	$0	$1,058	$951

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(258)	$0	$(258)
Written Options	0	0	0	0	19	19
Swap Agreements	0	36	0	0	0	36

	$0	$36	$0	$(258)	$19	$(203)

	$0	$(71)	$0	$(258)	$1,077	$748

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$400	$5,424	$0	$5,824
Ireland	0	246	0	246
United States	0	18,035	19	18,054
Loan Participations and Assignments
France	0	74	0	74
Jersey, Channel Islands	0	0	270	270
Netherlands	0	2	0	2
United States	0	24	588	612
Common Stocks
Australia
Consumer Staples	0	126	0	126
Industrials	0	297	0	297
Materials	0	1,662	0	1,662
Austria
Financials	0	354	0	354
Belgium
Financials	0	157	0	157
Brazil
Consumer Staples	209	0	0	209
Energy	593	0	0	593
Financials	177	0	0	177
Materials	720	0	0	720
Canada
Financials	130	0	0	130
China
Energy	0	343	0	343
Financials	0	1,674	0	1,674
Health Care	0	147	0	147
Information Technology	108	0	0	108
Czech Republic
Utilities	129	0	0	129
Denmark
Industrials	0	156	0	156
Finland
Utilities	0	126	0	126
France
Energy	0	365	0	365
Financials	0	879	0	879
Industrials	0	790	0	790
Utilities	0	232	0	232
Germany
Financials	0	724	0	724
Industrials	0	141	0	141
Materials	0	297	0	297

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Hong Kong
Utilities	$0	$295	$0	$295
Indonesia
Communication Services	0	203	0	203
Financials	0	114	0	114
Ireland
Financials	0	187	0	187
Italy
Financials	0	1,279	0	1,279
Utilities	0	1,259	0	1,259
Japan
Consumer Staples	0	1,000	0	1,000
Financials	0	424	0	424
Health Care	0	113	0	113
Industrials	0	2,066	0	2,066
Luxembourg
Energy	0	156	0	156
Financials	0	0	108	108
Industrials	0	0	51	51
Mexico
Consumer Staples	394	0	0	394
Materials	373	0	0	373
Netherlands
Consumer Staples	0	755	0	755
Norway
Energy	0	747	0	747
Poland
Energy	0	214	0	214
Financials	0	335	0	335
Portugal
Consumer Staples	0	107	0	107
Singapore
Financials	0	126	0	126
South Africa
Financials	328	967	0	1,295
South Korea
Consumer Staples	0	691	0	691
Financials	0	186	0	186
Spain
Energy	0	431	0	431
Financials	0	1,894	0	1,894
Industrials	0	190	0	190
Utilities	0	131	0	131
Sweden
Industrials	0	147	0	147

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Schedule of Investments	PIMCO Dividend and Income Fund	(Cont.)	June 30, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Switzerland
Consumer Discretionary	$305	$0	$0	$305
Consumer Staples	0	401	0	401
Financials	0	1,334	0	1,334
Health Care	0	2,927	0	2,927
Materials	0	1,028	0	1,028
Taiwan
Information Technology	0	4,256	0	4,256
Turkey
Energy	104	0	0	104
Financials	129	0	0	129
United Kingdom
Consumer Staples	0	1,885	0	1,885
Financials	0	835	0	835
Industrials	0	1,124	0	1,124
Materials	185	1,247	0	1,432
United States
Communication Services	2,161	0	5	2,166
Consumer Staples	11,182	0	0	11,182
Energy	3,979	0	0	3,979
Financials	3,015	0	0	3,015
Health Care	8,240	0	207	8,447
Industrials	3,307	0	152	3,459
Information Technology	5,538	0	0	5,538
Materials	1,012	0	0	1,012
Utilities	0	0	1	1
Corporate Bonds & Notes
Bermuda
Industrials	0	200	0	200
France
Banking & Finance	0	672	0	672
Germany
Banking & Finance	0	176	0	176
Ireland
Industrials	0	266	0	266
Italy
Banking & Finance	0	214	0	214
Japan
Banking & Finance	0	399	0	399
Industrials	0	807	0	807
Luxembourg
Industrials	0	194	0	194
Utilities	0	26	0	26
Peru
Banking & Finance	0	26	0	26
Spain
Banking & Finance	0	420	0	420
Switzerland
Banking & Finance	0	1,221	0	1,221
United Kingdom
Banking & Finance	0	1,766	0	1,766
Industrials	0	270	0	270
United States
Banking & Finance	0	500	0	500
Industrials	0	1,889	0	1,889
Utilities	0	828	0	828
Venezuela
Industrials	0	40	0	40

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Non-Agency Mortgage-Backed Securities
Ireland	$0	$526	$0	$526
United Kingdom	0	3,600	0	3,600
United States	0	12,502	103	12,605
Municipal Bonds & Notes
Illinois	0	18	0	18
Puerto Rico	0	71	0	71
Preferred Stocks
Brazil
Utilities	719	0	0	719
Republic of Korea
Industrials	0	125	0	125
United Kingdom
Banking & Finance	0	146	0	146
Real Estate Investment Trusts
United States
Real Estate	8,912	0	0	8,912
Sovereign Issues
Argentina	0	545	0	545
Israel	0	191	0	191
Mexico	0	959	0	959
Peru	0	81	0	81
Romania	0	323	0	323
South Africa	0	548	0	548
Turkey	0	380	0	380
Venezuela	0	9	0	9
U.S. Government Agencies
United States	0	50,730	0	50,730
U.S. Treasury Obligations
United States	0	18,493	0	18,493
Short-Term Instruments
Repurchase Agreements	0	546	0	546
U.S. Treasury Bills	0	71	0	71

	$52,349	$161,107	$1,504	$214,960

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,168	$0	$0	$5,168

Total Investments	$57,517	$161,107	$1,504	$220,128

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	248	0	258
Over the counter	0	260	0	260

	$10	$508	$0	$518

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(138)	0	(149)
Over the counter	0	(456)	0	(456)

	$(11)	$(594)	$0	$(605)

Total Financial Derivative Instruments	$(1)	$(86)	$0	$(87)

Totals	$57,516	$161,021	$1,504	$220,041

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

38	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE Emerging Markets Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.3%

COMMON STOCKS 94.7%

BRAZIL 5.2%

CONSUMER DISCRETIONARY 0.3%

Vibra Energia SA	1,425,100	$5,328

CONSUMER STAPLES 0.4%

JBS SA (b)	962,800	5,558

Marfrig Global Foods SA (b)	527,700	1,167

		6,725

ENERGY 0.1%

Ultrapar Participacoes SA	571,365	2,208

FINANCIALS 1.2%

Banco do Brasil SA	652,880	3,119

Banco Santander Brasil SA	404,300	1,986

Cielo SA	16,968,545	17,090

		22,195

MATERIALS 3.2%

Cia Siderurgica Nacional SA	766,700	1,771

Vale SA	5,207,500	57,961

		59,732

Total Brazil		96,188

CHILE 0.7%

CONSUMER STAPLES 0.3%

Cencosud SA	2,824,859	5,328

Cia Cervecerias Unidas SA	95,988	549

		5,877

ENERGY 0.1%

Empresas Copec SA	65,400	504

FINANCIALS 0.1%

Banco Santander Chile	47,406,903	2,227

MATERIALS 0.0%

Empresas CMPC SA	116,991	220

UTILITIES 0.2%

Colbun SA	8,670,910	1,122

Enel Chile SA	43,137,439	2,434

		3,556

Total Chile		12,384

CHINA 28.4%

COMMUNICATION SERVICES 0.7%

China Tower Corp. Ltd. ‘H’	39,552,000	5,112

China United Network Communications Ltd. ‘A’	10,798,800	6,968

		12,080

CONSUMER DISCRETIONARY 0.1%

BAIC Motor Corp. Ltd. ‘H’	9,728,000	2,481

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.5%

Dongfeng Motor Group Co. Ltd. ‘H’	3,494,000	$996

Henan Shuanghui Investment & Development Co. Ltd. ‘A’	234,800	768

Hengan International Group Co. Ltd.	400,500	1,220

Huayu Automotive Systems Co. Ltd. ‘A’	448,237	1,009

SAIC Motor Corp. Ltd. ‘A’	886,100	1,689

Tingyi Cayman Islands Holding Corp.	452,000	544

Topsports International Holdings Ltd.	4,026,000	2,138

		8,364

ENERGY 7.8%

China Petroleum & Chemical Corp. ‘H’	95,788,400	61,949

China Shenhua Energy Co. Ltd. ‘H’	3,296,000	15,192

PetroChina Co. Ltd. ‘H’	63,674,000	64,295

Shaanxi Coal Industry Co. Ltd. ‘A’	504,700	1,789

		143,225

FINANCIALS 11.9%

Agricultural Bank of China Ltd. ‘H’	12,197,000	5,206

Bank of China Ltd. ‘H’	105,414,000	51,949

Bank of Shanghai Co. Ltd. ‘A’	12,900	13

China Cinda Asset Management Co. Ltd. ‘H’	31,748,000	2,639

China Construction Bank Corp. ‘H’	101,798,000	75,251

China Everbright Bank Co. Ltd. ‘H’	1,717,000	534

Industrial & Commercial Bank of China Ltd. ‘H’	71,151,000	42,291

Industrial Bank Co. Ltd. ‘A’ (b)	716,100	1,735

Lufax Holding Ltd. ADR	601,195	1,425

People’s Insurance Co. Group of China Ltd. ‘H’	2,829,000	969

PICC Property & Casualty Co. Ltd. ‘H’	11,478,000	14,230

Ping An Insurance Group Co. of China Ltd. ‘H’	5,034,000	22,807

Shanghai Pudong Development Bank Co. Ltd. ‘A’	878,800	994

		220,043

HEALTH CARE 0.8%

China Resources Pharmaceutical Group Ltd.	5,188,500	3,835

Sinopharm Group Co. Ltd. ‘H’	4,054,800	10,784

		14,619

INDUSTRIALS 1.9%

China Communications Services Corp. Ltd. ‘H’	6,720,000	3,620

China International Marine Containers Group Co. Ltd. ‘H’	1,086,400	981

China Lesso Group Holdings Ltd. ‘L’	391,000	156

	SHARES	MARKET VALUE (000S)

China State Construction Engineering Corp. Ltd. ‘A’	6,085,000	$4,445

CITIC Ltd.	3,831,000	3,482

COSCO SHIPPING Holdings Co. Ltd. ‘H’	2,611,500	4,558

CRRC Corp. Ltd. ‘H’	8,744,000	5,640

Daqin Railway Co. Ltd. ‘A’	2,740,800	2,701

Fosun International Ltd.	692,000	371

Sinopec Engineering Group Co. Ltd. ‘H’	2,894,500	2,000

Sinotrans Ltd. ‘H’	2,814,000	1,368

Sinotruk Hong Kong Ltd.	1,909,500	4,957

Xiamen ITG Group Corp. Ltd. ‘A’	1,139,900	1,125

		35,404

INFORMATION TECHNOLOGY 3.6%

AAC Technologies Holdings, Inc.	1,605,000	6,280

BYD Electronic International Co. Ltd.	365,000	1,816

Lenovo Group Ltd.	21,398,000	30,030

Sunny Optical Technology Group Co. Ltd.	402,400	2,474

Vipshop Holdings Ltd.	1,984,530	25,839

		66,439

MATERIALS 0.8%

Angang Steel Co. Ltd. ‘H’ (b)	3,586,000	558

Anhui Conch Cement Co. Ltd. ‘H’	512,500	1,219

Baoshan Iron & Steel Co. Ltd. ‘A’	2,423,300	2,215

China Hongqiao Group Ltd.	3,369,000	5,084

China National Building Material Co. Ltd. ‘H’	1,130,000	404

Jiangxi Copper Co. Ltd. ‘H’	1,669,000	3,322

Luxi Chemical Group Co. Ltd. ‘A’	277,600	443

Sinopec Shanghai Petrochemical Co. Ltd. ‘H’ (b)	13,712,000	1,929

Xinyu Iron & Steel Co. Ltd. ‘A’	548,300	251

		15,425

REAL ESTATE 0.2%

Agile Group Holdings Ltd. ^(a)(b)	6,014,000	391

Country Garden Holdings Co. Ltd. «(b)(d)	6,194,000	385

Gemdale Corp.	1,202,200	561

Guangzhou R&F Properties Co. Ltd. ‘H’ (b)(d)	2,261,400	254

Longfor Group Holdings Ltd.	1,367,000	1,867

Seazen Group Ltd. (b)	2,322,000	404

Shui On Land Ltd.	7,148,000	604

		4,466

UTILITIES 0.1%

CGN Power Co. Ltd. ‘H’	3,953,000	1,738

Total China		524,284

GREECE 0.4%

COMMUNICATION SERVICES 0.2%

Hellenic Telecommunications Organization SA (b)	203,222	2,921

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
ENERGY 0.1%

Helleniq Energy Holdings SA	20,664	$173

Motor Oil Hellas Corinth Refineries SA	73,625	1,848

		2,021

INDUSTRIALS 0.1%

Star Bulk Carriers Corp.	83,465	2,035

Total Greece		6,977

HONG KONG 1.4%

FINANCIALS 0.1%

China Taiping Insurance Holdings Co. Ltd.	768,800	784

INDUSTRIALS 0.2%

China Everbright Environment Group Ltd.	2,032,000	1,017

Orient Overseas International Ltd.	62,500	1,016

Shanghai Industrial Holdings Ltd.	713,000	1,064

Shenzhen International Holdings Ltd.	1,271,000	1,014

		4,111

REAL ESTATE 0.0%

Shenzhen Investment Ltd.	1,528,000	181

UTILITIES 1.1%

Beijing Enterprises Holdings Ltd.	215,000	721

Beijing Enterprises Water Group Ltd.	2,720,000	836

China Resources Power Holdings Co. Ltd.	2,432,000	7,451

Kunlun Energy Co. Ltd.	10,842,000	11,218

		20,226

Total Hong Kong		25,302

INDIA 21.2%

COMMUNICATION SERVICES 0.5%

Indus Towers Ltd. (b)	1,857,646	8,352

CONSUMER DISCRETIONARY 0.1%

Apollo Tyres Ltd.	189,969	1,231

Bajaj Auto Ltd.	13,069	1,489

		2,720

CONSUMER STAPLES 0.8%

Hero MotoCorp Ltd.	135,808	9,069

ITC Ltd.	811,004	4,128

Rajesh Exports Ltd.	567,707	1,917

		15,114

ENERGY 5.6%

Bharat Petroleum Corp. Ltd.	1,711,064	6,225

Chennai Petroleum Corp. Ltd. (b)	28,659	337

Coal India Ltd.	2,646,806	14,996

Hindustan Petroleum Corp. Ltd.	2,589,706	10,297

Indian Oil Corp. Ltd.	14,510,079	28,748

	SHARES	MARKET VALUE (000S)

Oil & Natural Gas Corp. Ltd. (b)	7,867,187	$25,817

Oil India Ltd.	1,258,674	10,892

Petronet LNG Ltd.	1,562,340	6,176

		103,488

FINANCIALS 4.3%

General Insurance Corp. of India	430,740	1,952

Housing & Urban Development Corp. Ltd.	1,131,680	3,804

Indiabulls Housing Finance Ltd. ‘L’	8,968,614	17,855

Power Finance Corp. Ltd.	5,565,467	32,315

RBL Bank Ltd.	445,250	1,399

REC Ltd.	3,507,332	22,061

		79,386

HEALTH CARE 0.4%

Aurobindo Pharma Ltd.	236,445	3,420

Glenmark Pharmaceuticals Ltd. (b)	258,071	3,805

		7,225

INDUSTRIALS 1.5%

Bharat Heavy Electricals Ltd.	4,750,838	17,101

Bharat Petroleum Corp. Ltd. (b)	1,711,064	6,237

Hindustan Petroleum Corp. (b)	1,294,853	5,157

		28,495

INFORMATION TECHNOLOGY 0.3%

Oracle Financial Services Software Ltd.	19,818	2,345

Redington Ltd.	892,638	2,290

		4,635

MATERIALS 5.1%

Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (b)	177,756	1,513

Gujarat State Fertilizers & Chemicals Ltd.	335,103	971

Jindal Saw Ltd.	440,562	2,863

Jindal Steel & Power Ltd. (b)	842,404	10,534

National Aluminium Co. Ltd.	9,268,045	20,766

Steel Authority of India Ltd. (b)	4,289,647	7,626

Tata Steel Ltd.	4,574,692	9,523

Vedanta Ltd.	7,290,496	39,657

		93,453

UTILITIES 2.6%

CESC Ltd.	657,798	1,277

GAIL India Ltd.	4,779,457	12,556

NLC India Ltd. (b)	337,699	969

NTPC Ltd.	3,530,278	16,009

Power Grid Corp. of India Ltd.	1,685,056	6,673

PTC India Ltd.	1,649,669	4,069

Reliance Infrastructure Ltd. (b)	1,078,884	2,584

Reliance Power Ltd. (b)	11,074,067	3,829

		47,966

Total India		390,834

	SHARES	MARKET VALUE (000S)
INDONESIA 1.5%

COMMUNICATION SERVICES 0.1%

Telkom Indonesia Persero Tbk PT	10,923,400	$2,075

CONSUMER STAPLES 0.1%

Gudang Garam Tbk PT	624,300	689

Hanjaya Mandala Sampoerna Tbk PT	14,196,100	616

		1,305

ENERGY 0.6%

Adaro Energy Indonesia Tbk PT	24,046,600	4,097

AKR Corporindo Tbk PT	7,933,000	785

Bukit Asam Tbk PT	4,374,800	654

Indo Tambangraya Megah Tbk PT	2,809,500	4,101

United Tractors Tbk PT	1,717,700	2,303

		11,940

FINANCIALS 0.3%

Bank Mandiri Persero Tbk PT	15,903,700	5,950

Bank Negara Indonesia Persero Tbk PT	1,819,400	516

		6,466

HEALTH CARE 0.0%

Kalbe Farma Tbk PT	6,430,500	599

INDUSTRIALS 0.1%

Astra International Tbk PT	7,044,100	1,915

MATERIALS 0.1%

Indocement Tunggal Prakarsa Tbk PT	2,214,300	978

Semen Indonesia Persero Tbk PT	2,071,778	472

		1,450

UTILITIES 0.2%

Perusahaan Gas Negara Tbk PT	31,279,200	2,938

Total Indonesia		28,688

MALAYSIA 1.9%

CONSUMER STAPLES 0.1%

Genting Bhd	1,461,100	1,457

ENERGY 0.0%

Petronas Dagangan Bhd	182,900	676

FINANCIALS 0.6%

Alliance Bank Malaysia Bhd	364,100	292

AMMB Holdings Bhd	1,614,000	1,466

CIMB Group Holdings Bhd	867,400	1,250

Malayan Banking Bhd	3,157,700	6,667

Public Bank Bhd	531,700	453

RHB Bank Bhd	846,300	988

		11,116

HEALTH CARE 0.3%

Hartalega Holdings Bhd (b)	2,689,600	1,870

40	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)

Kossan Rubber Industries Bhd	1,155,800	$576

Supermax Corp. Bhd	1,663,000	309

Top Glove Corp. Bhd (b)	13,038,300	3,040

		5,795

INDUSTRIALS 0.4%

Capital A Bhd (b)	18,237,700	3,325

IJM Corp. Bhd	2,343,800	1,513

MISC Bhd	503,900	908

Sime Darby Bhd	1,514,300	840

		6,586

REAL ESTATE 0.0%

Sime Darby Property Bhd	702,700	199

UTILITIES 0.5%

Petronas Gas Bhd	105,100	397

Tenaga Nasional Bhd	2,430,000	7,098

YTL Corp. Bhd	2,862,800	2,088

		9,583

Total Malaysia		35,412

MEXICO 1.9%

COMMUNICATION SERVICES 0.0%

Megacable Holdings SAB de CV	211,739	532

CONSUMER STAPLES 0.0%

Nemak SAB de CV (b)	3,123,100	497

FINANCIALS 0.2%

Grupo Financiero Inbursa SAB de CV (b)	1,180,998	2,806

INDUSTRIALS 0.2%

Alfa SAB de CV ‘A’	6,613,141	3,864

MATERIALS 1.5%

Alpek SAB de CV (d)	1,105,306	802

Cemex SAB de CV	39,247,392	25,121

Orbia Advance Corp. SAB de CV	1,447,000	2,019

		27,942

Total Mexico		35,641

PHILIPPINES 0.3%

COMMUNICATION SERVICES 0.1%

PLDT, Inc.	79,155	1,941

ENERGY 0.1%

Semirara Mining & Power Corp.	2,254,300	1,296

INDUSTRIALS 0.1%

Alliance Global Group, Inc.	4,455,700	658

DMCI Holdings, Inc.	6,574,800	1,250

		1,908

Total Philippines		5,145

POLAND 0.7%

COMMUNICATION SERVICES 0.0%

Cyfrowy Polsat SA (b)	179,209	538

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.5%

Bank Polska Kasa Opieki SA	37,545	$1,562

Powszechny Zaklad Ubezpieczen SA	538,428	6,874

Santander Bank Polska SA	8,696	1,166

		9,602

UTILITIES 0.2%

PGE Polska Grupa Energetyczna SA (b)	1,344,061	2,397

Total Poland		12,537

QATAR 0.0%

COMMUNICATION SERVICES 0.0%

Ooredoo QPSC	125,844	353

Total Qatar		353

RUSSIA 0.0%

COMMUNICATION SERVICES 0.0%

Mobile TeleSystems PJSC «(d)	290,070	0

Rostelecom PJSC «(d)	341,490	0

Sistema AFK PAO «	1,963,160	0

		0

ENERGY 0.0%

Gazprom PJSC «(b)	3,725,600	0

LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «	4,916,745	0

VTB Bank PJSC «(b)	23,863,615,853	28

		28

MATERIALS 0.0%

Alrosa PJSC «	2,122,120	0

Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0

MMC Norilsk Nickel PJSC «	379,700	0

Novolipetsk Steel PJSC «	3,113,725	0

Severstal PAO «	339,609	0

		0

UTILITIES 0.0%

Federal Grid Co. - Rosseti PJSC «(b)	591,291,707	1

Inter RAO UES PJSC «	15,264,000	0

Unipro PJSC «	3,938,000	0

		1

Total Russia		29

SAUDI ARABIA 0.3%

COMMUNICATION SERVICES 0.2%

Saudi Telecom Co.	360,628	3,605

CONSUMER STAPLES 0.0%

Jarir Marketing Co.	23,273	79

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Yanbu National Petrochemical Co.	70,056	$683

UTILITIES 0.1%

Saudi Electricity Co.	160,367	702

Total Saudi Arabia		5,069

SOUTH AFRICA 2.6%

COMMUNICATION SERVICES 0.4%

MTN Group Ltd.	859,715	4,001

MultiChoice Group (b)	201,773	1,182

Telkom SA SOC Ltd. (b)	1,337,598	1,802

Vodacom Group Ltd.	217,717	1,168

		8,153

CONSUMER STAPLES 0.4%

Motus Holdings Ltd.	339,666	1,725

Shoprite Holdings Ltd.	148,264	2,325

SPAR Group Ltd. (b)	128,450	836

Tiger Brands Ltd. (d)	264,214	2,889

Woolworths Holdings Ltd.	120,749	410

		8,185

ENERGY 0.1%

Exxaro Resources Ltd.	101,202	997

FINANCIALS 1.1%

Absa Group Ltd.	303,014	2,639

Momentum Metropolitan Holdings	2,211,791	2,784

Nedbank Group Ltd.	606,394	8,585

Old Mutual Ltd.	1,907,558	1,299

Standard Bank Group Ltd.	465,954	5,425

		20,732

HEALTH CARE 0.0%

Life Healthcare Group Holdings Ltd.	963,523	681

INDUSTRIALS 0.2%

Barloworld Ltd. (d)	321,486	1,481

Bidvest Group Ltd.	121,953	1,914

		3,395

MATERIALS 0.4%

Anglo American Platinum Ltd. (d)	23,534	775

Kumba Iron Ore Ltd.	84,738	2,047

Sibanye Stillwater Ltd. (d)	3,917,623	4,235

		7,057

Total South Africa		49,200

SOUTH KOREA 12.1%

COMMUNICATION SERVICES 1.5%

KT Corp.	875,719	23,733

LG Uplus Corp.	391,020	2,785

SK Telecom Co. Ltd.	18,691	698

		27,216

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	41

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 3.6%

Amorepacific Group	34,289	$802

Hankook Tire & Technology Co. Ltd.	90,193	2,947

Hyundai Mobis Co. Ltd.	32,507	5,906

Hyundai Wia Corp.	16,010	670

Kia Corp.	221,671	20,742

KT&G Corp.	124,342	7,945

LG Electronics, Inc.	286,033	22,924

LG H&H Co. Ltd.	4,136	1,033

Lotte Shopping Co. Ltd.	45,369	2,086

Shinsegae, Inc.	9,500	1,080

		66,135

ENERGY 0.0%

S-Oil Corp.	9,646	465

FINANCIALS 1.4%

DB Insurance Co. Ltd.	59,417	4,923

Hanwha Life Insurance Co. Ltd.	1,695,830	3,680

Hyundai Marine & Fire Insurance Co. Ltd.	163,334	4,082

Samsung Card Co. Ltd.	71,524	1,984

Samsung Fire & Marine Insurance Co. Ltd.	14,076	3,959

Samsung Life Insurance Co. Ltd.	30,644	1,960

Shinhan Financial Group Co. Ltd.	102,499	3,573

Woori Financial Group, Inc.	162,673	1,736

		25,897

INDUSTRIALS 2.2%

CJ Corp.	57,134	5,017

CJ Logistics Corp.	13,482	929

Daewoo Engineering & Construction Co. Ltd. (b)	408,043	1,098

DL E&C Co. Ltd.	44,425	1,038

Doosan Co. Ltd.	51,797	8,117

GS Engineering & Construction Corp.	89,861	977

GS Holdings Corp.	24,598	835

Hanwha Corp.	264,691	5,138

Hyundai Engineering & Construction Co. Ltd.	364,290	8,443

Hyundai Glovis Co. Ltd.	26,259	4,165

LX International Corp.	155,906	3,443

SK Networks Co. Ltd.	447,449	1,560

		40,760

INFORMATION TECHNOLOGY 0.5%

LG Display Co. Ltd.	1,102,257	9,160

MATERIALS 2.2%

Hyundai Steel Co.	19,926	419

Kumho Petrochemical Co. Ltd.	3,382	359

Posco Holdings, Inc.	151,208	39,577

		40,355

UTILITIES 0.7%

Korea Electric Power Corp. (b)	819,410	11,599

Korea Gas Corp.	35,577	1,346

		12,945

Total South Korea		222,933

	SHARES	MARKET VALUE (000S)
TAIWAN 11.6%

COMMUNICATION SERVICES 0.1%

Chunghwa Telecom Co. Ltd.	283,000	$1,097

CONSUMER STAPLES 0.7%

Cheng Shin Rubber Industry Co. Ltd.	2,000,000	3,045

China Motor Corp.	1,309,000	4,995

Pou Chen Corp.	2,350,000	2,531

President Chain Store Corp.	27,308	230

Uni-President Enterprises Corp.	1,155,000	2,894

		13,695

FINANCIALS 0.1%

Cathay Financial Holding Co. Ltd.	1,011,000	1,836

INDUSTRIALS 2.9%

Evergreen Marine Corp. Taiwan Ltd.	6,066,000	36,088

Wan Hai Lines Ltd.	408,000	1,114

Yang Ming Marine Transport Corp.	7,046,000	16,202

		53,404

INFORMATION TECHNOLOGY 7.8%

Acer, Inc.	884,000	1,273

Asustek Computer, Inc.	506,337	7,750

AUO Corp. (b)	9,268,000	5,068

Catcher Technology Co. Ltd.	1,397,000	9,980

Cheng Uei Precision Industry Co. Ltd.	448,000	1,089

Chicony Electronics Co. Ltd.	778,771	4,097

ChipMOS Technologies, Inc.	212,000	280

Compal Electronics, Inc.	16,762,000	17,868

Compeq Manufacturing Co. Ltd.	402,000	1,007

FIH Mobile Ltd. (b)	10,077,000	1,128

General Interface Solution Holding Ltd. (b)	483,871	1,012

Innolux Corp.	10,635,000	4,692

Lite-On Technology Corp.	584,419	1,899

Macronix International Co. Ltd.	1,657,000	1,328

MediaTek, Inc.	476,000	20,501

Micro-Star International Co. Ltd. (b)	212,000	1,160

Nanya Technology Corp.	1,874,000	4,020

Novatek Microelectronics Corp.	339,000	6,322

Pegatron Corp.	6,454,000	20,744

Powertech Technology, Inc.	1,588,000	9,182

Primax Electronics Ltd.	996,000	2,887

Quanta Computer, Inc.	741,000	7,084

Radiant Opto-Electronics Corp.	889,000	5,190

Silicon Motion Technology Corp.	15,344	1,243

Supreme Electronics Co. Ltd.	546,000	1,375

TPK Holding Co. Ltd.	567,000	704

Tripod Technology Corp.	188,000	1,262

WPG Holdings Ltd.	1,174,320	3,248

		143,393

	SHARES	MARKET VALUE (000S)
MATERIALS 0.0%

Tung Ho Steel Enterprise Corp.	87,000	$187

Total Taiwan		213,612

THAILAND 3.4%

COMMUNICATION SERVICES 0.1%

Jasmine International PCL	18,258,700	1,500

CONSUMER DISCRETIONARY 0.0%

Sri Trang Agro-Industry PCL	779,300	458

ENERGY 0.6%

IRPC PCL	26,569,300	1,185

PTT PCL	9,751,500	8,621

Star Petroleum Refining PCL (b)	11,058,800	2,452

		12,258

FINANCIALS 2.5%

Kasikornbank PCL	1,760,800	6,004

SCB PCL	9,242,100	25,906

Thai Life Insurance PCL (b)	782,500	164

Thanachart Capital PCL	6,897,904	8,505

Tisco Financial Group PCL	1,925,900	5,011

		45,590

INDUSTRIALS 0.0%

Regional Container Lines PCL	321,300	249

MATERIALS 0.1%

PTT Global Chemical PCL	753,600	624

Siam City Cement PCL	126,300	447

		1,071

REAL ESTATE 0.1%

3BB Internet Infrastructure Fund	2,134,600	320

AP Thailand PCL	2,202,700	476

Pruksa Holding PCL	767,800	183

Supalai PCL	738,600	362

		1,341

Total Thailand		62,467

TURKEY 1.0%

ENERGY 0.0%

Turkiye Petrol Rafinerileri AS	1	0

FINANCIALS 0.8%

Haci Omer Sabanci Holding AS	1,976,873	5,842

Is Yatirim Menkul Degerler AS ‘A’	7,579,891	9,150

		14,992

INDUSTRIALS 0.2%

AG Anadolu Grubu Holding AS	270,248	3,010

Total Turkey		18,002

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.1%

FINANCIALS 0.1%

Dubai Islamic Bank PJSC	369,482	$577

Emirates NBD Bank PJSC	388,851	1,747

		2,324

Total United Arab Emirates		2,324

Total Common Stocks (Cost $1,456,978)		1,747,381

PREFERRED STOCKS 4.7%

BRAZIL 4.6%

INDUSTRIALS 0.5%

Braskem SA	393,300	1,257

Gerdau SA	1,385,200	4,554

Metalurgica Gerdau SA	1,823,600	3,474

Usinas Siderurgicas de Minas Gerais SA Usiminas ‘A’	888,800	1,258

		10,543

UTILITIES 4.1%

Cia Energetica de Minas Gerais	2,549,370	4,510

Companhia Paranaense de Energia	1,624,900	2,703

Petroleo Brasileiro SA	9,984,100	67,959

		75,172

Total Brazil		85,715

	SHARES	MARKET VALUE (000S)
CHILE 0.1%

INDUSTRIALS 0.1%

Embotelladora Andina SA	422,085	$1,195

Total Chile		1,195

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	31,237	0

Transneft PJSC «	81,000	0

		0

Total Russia		0

Total Preferred Stocks (Cost $95,354)		86,910

REAL ESTATE INVESTMENT TRUSTS 0.2%

SOUTH AFRICA 0.2%

REAL ESTATE 0.2%

Growthpoint Properties Ltd.	3,732,643	2,499

Redefine Properties Ltd.	3,894,988	858

		3,357

Total Real Estate Investment Trusts (Cost $3,391)		3,357

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (f) 0.7%
		$13,790

Total Short-Term Instruments (Cost $13,790)		13,790

Total Investments in Securities (Cost $1,569,513)		1,851,438

INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

MUTUAL FUNDS 0.3%

PIMCO Government Money Market Fund
5.470% (c)(d)(e)	5,564,902	5,565

Total Short-Term Instruments (Cost $5,565)		5,565

Total Investments in Affiliates (Cost $5,565)		5,565

Total Investments 100.6% (Cost $1,575,078)		$1,857,003

Other Assets and Liabilities, net (0.6)%		(11,836)

Net Assets 100.0%		$1,845,167

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $6,775 were out on loan in exchange for $7,471 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$13,790	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(14,066)	$13,790	$13,793

Total Repurchase Agreements						$(14,066)	$13,790	$13,793

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Schedule of Investments	PIMCO RAE Emerging Markets Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$13,793	$0	$0	$0	$13,793	$(14,066)	$(273)

Master Securities Lending Agreement
BMO	0	0	0	639	639	(705)	(66)
BOS	0	0	0	309	309	(442)	(133)
ING	0	0	0	903	903	(949)	(46)
SAL	0	0	0	2,328	2,328	(2,484)	(156)
UBS	0	0	0	2,596	2,596	(2,891)	(295)

Total Borrowings and Other Financing Transactions	$13,793	$0	$0	$6,775

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Common Stocks	$7,471	$0	$0	$0	$7,471

Total Borrowings	$7,471	$0	$0	$0	$7,471

Payable for securities on loan - cash collateral					$7,471

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$138	$0	$0	$138

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$138	$1	$0	$139

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$5,328	$0	$0	$5,328
Consumer Staples	6,725	0	0	6,725
Energy	2,208	0	0	2,208
Financials	22,195	0	0	22,195
Materials	59,732	0	0	59,732

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Chile
Consumer Staples	$5,877	$0	$0	$5,877
Energy	504	0	0	504
Financials	2,227	0	0	2,227
Materials	220	0	0	220
Utilities	3,556	0	0	3,556
China
Communication Services	0	12,080	0	12,080

44	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Consumer Discretionary	$0	$2,481	$0	$2,481
Consumer Staples	768	7,596	0	8,364
Energy	0	143,225	0	143,225
Financials	1,425	218,618	0	220,043
Health Care	0	14,619	0	14,619
Industrials	2,701	32,703	0	35,404
Information Technology	25,839	40,600	0	66,439
Materials	0	15,425	0	15,425
Real Estate	604	3,477	385	4,466
Utilities	0	1,738	0	1,738
Greece
Communication Services	0	2,921	0	2,921
Energy	1,848	173	0	2,021
Industrials	2,035	0	0	2,035
Hong Kong
Financials	0	784	0	784
Industrials	1,014	3,097	0	4,111
Real Estate	0	181	0	181
Utilities	0	20,226	0	20,226
India
Communication Services	0	8,352	0	8,352
Consumer Discretionary	0	2,720	0	2,720
Consumer Staples	0	15,114	0	15,114
Energy	0	103,488	0	103,488
Financials	0	79,386	0	79,386
Health Care	0	7,225	0	7,225
Industrials	0	28,495	0	28,495
Information Technology	0	4,635	0	4,635
Materials	0	93,453	0	93,453
Utilities	0	47,966	0	47,966
Indonesia
Communication Services	0	2,075	0	2,075
Consumer Staples	616	689	0	1,305
Energy	9,637	2,303	0	11,940
Financials	0	6,466	0	6,466
Health Care	599	0	0	599
Industrials	0	1,915	0	1,915
Materials	0	1,450	0	1,450
Utilities	0	2,938	0	2,938
Malaysia
Consumer Staples	0	1,457	0	1,457
Energy	676	0	0	676
Financials	6,667	4,449	0	11,116
Health Care	5,795	0	0	5,795
Industrials	3,325	3,261	0	6,586
Real Estate	0	199	0	199
Utilities	7,495	2,088	0	9,583
Mexico
Communication Services	532	0	0	532
Consumer Staples	497	0	0	497
Financials	2,806	0	0	2,806
Industrials	3,864	0	0	3,864
Materials	27,942	0	0	27,942
Philippines
Communication Services	1,941	0	0	1,941
Energy	0	1,296	0	1,296
Industrials	1,908	0	0	1,908
Poland
Communication Services	0	538	0	538
Financials	0	9,602	0	9,602
Utilities	0	2,397	0	2,397
Qatar
Communication Services	353	0	0	353

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Russia
Financials	$0	$0	$28	$28
Utilities	0	0	1	1
Saudi Arabia
Communication Services	0	3,605	0	3,605
Consumer Staples	0	79	0	79
Materials	0	683	0	683
Utilities	0	702	0	702
South Africa
Communication Services	2,984	5,169	0	8,153
Consumer Staples	5,860	2,325	0	8,185
Energy	0	997	0	997
Financials	6,722	14,010	0	20,732
Health Care	681	0	0	681
Industrials	1,481	1,914	0	3,395
Materials	2,047	5,010	0	7,057
South Korea
Communication Services	0	27,216	0	27,216
Consumer Staples	0	66,135	0	66,135
Energy	0	465	0	465
Financials	0	25,897	0	25,897
Industrials	0	40,760	0	40,760
Information Technology	0	9,160	0	9,160
Materials	0	40,355	0	40,355
Utilities	0	12,945	0	12,945
Taiwan
Communication Services	0	1,097	0	1,097
Consumer Staples	0	13,695	0	13,695
Financials	0	1,836	0	1,836
Industrials	53,404	0	0	53,404
Information Technology	1,243	142,150	0	143,393
Materials	0	187	0	187
Thailand
Communication Services	0	1,500	0	1,500
Consumer Discretionary	0	458	0	458
Energy	0	12,258	0	12,258
Financials	0	45,590	0	45,590
Industrials	0	249	0	249
Materials	0	1,071	0	1,071
Real Estate	0	1,341	0	1,341
Turkey
Financials	5,842	9,150	0	14,992
Industrials	3,010	0	0	3,010
United Arab Emirates
Financials	2,324	0	0	2,324
Preferred Stocks
Brazil
Industrials	10,543	0	0	10,543
Utilities	75,172	0	0	75,172
Chile
Industrials	1,195	0	0	1,195
Real Estate Investment Trusts
South Africa
Real Estate	2,499	858	0	3,357
Short-Term Instruments
Repurchase Agreements	0	13,790	0	13,790

	$394,466	$1,456,558	$414	$1,851,438

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	5,565	0	0	5,565

Total Investments	$400,031	$1,456,558	$414	$1,857,003

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Schedule of Investments	PIMCO RAE Global ex-US Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
$117

Total Short-Term Instruments (Cost $117)	117

Total Investments in Securities (Cost $117)	117

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.8%

MUTUAL FUNDS (a) 99.8%

UNITED STATES 99.8%

PIMCO RAE Emerging Markets Fund	2,498,252	$27,581

PIMCO RAE International Fund	9,921,216	79,469

Total Mutual Funds (Cost $106,796)		107,050

Total Investments in Affiliates (Cost $106,796)		107,050

Total Investments 99.9% (Cost $106,913)		$107,167

Other Assets and Liabilities, net 0.1%		104

Net Assets 100.0%		$107,271

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$117	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(119)	$117	$117

Total Repurchase Agreements						$(119)	$117	$117

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$117	$0	$0	$117	$(119)	$(2)

Total Borrowings and Other Financing Transactions	$117	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$117	$0	$117

	$0	$117	$0	$117

Investments in Affiliates, at Value
Mutual Funds
United States	107,050	0	0	107,050

Total Investments	$107,050	$117	$0	$107,167

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

46	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE International Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%

COMMON STOCKS 95.9%

AUSTRALIA 4.9%

COMMUNICATION SERVICES 0.2%

Telstra Group Ltd.	447,904	$1,081

CONSUMER STAPLES 0.2%

JB Hi-Fi Ltd.	5,497	223

Metcash Ltd.	256,408	604

		827

ENERGY 0.4%

Ampol Ltd.	47,325	1,018

Viva Energy Group Ltd.	369,833	773

		1,791

FINANCIALS 0.9%

Medibank Pvt Ltd.	301,533	747

Suncorp Group Ltd.	324,148	3,749

		4,496

INDUSTRIALS 0.5%

Aurizon Holdings Ltd.	423,317	1,028

Brambles Ltd.	81,819	790

Downer EDI Ltd.	132,164	405

		2,223

MATERIALS 1.4%

BlueScope Steel Ltd.	101,821	1,382

Rio Tinto Ltd.	67,003	5,308

Sims Ltd.	7,756	53

		6,743

REAL ESTATE 0.0%

Lendlease Corp. Ltd.	63,079	227

UTILITIES 1.3%

AGL Energy Ltd.	886,976	6,391

Total Australia		23,779

AUSTRIA 0.3%

FINANCIALS 0.1%

Vienna Insurance Group AG Wiener Versicherung Gruppe	7,538	246

INDUSTRIALS 0.0%

Strabag SE	2,287	96

MATERIALS 0.2%

voestalpine AG	47,867	1,294

Total Austria		1,636

BELGIUM 1.1%

COMMUNICATION SERVICES 0.2%

Proximus SADP	113,227	901

CONSUMER STAPLES 0.2%

Etablissements Franz Colruyt NV	16,085	768

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.3%

Ageas SA	31,496	$1,437

HEALTH CARE 0.4%

UCB SA	14,867	2,207

INDUSTRIALS 0.0%

bpost SA	70,263	228

Total Belgium		5,541

CANADA 7.6%

CONSUMER STAPLES 2.3%

Canadian Tire Corp. Ltd. ‘A’	2,951	293

George Weston Ltd.	6,361	915

Gildan Activewear, Inc.	19,891	754

Linamar Corp.	8,100	394

Magna International, Inc.	215,167	9,018

		11,374

ENERGY 2.9%

ARC Resources Ltd.	31,100	555

Imperial Oil Ltd.	28,900	1,970

Suncor Energy, Inc.	301,541	11,495

		14,020

FINANCIALS 1.0%

Bank of Nova Scotia	27,500	1,258

CI Financial Corp.	88,051	927

Manulife Financial Corp.	38,200	1,017

Onex Corp.	13,210	898

Sun Life Financial, Inc.	12,653	621

		4,721

HEALTH CARE 0.2%

Bausch Health Cos., Inc. (a)	183,100	1,277

INDUSTRIALS 0.3%

Finning International, Inc.	46,400	1,360

INFORMATION TECHNOLOGY 0.4%

CGI, Inc. (a)	18,900	1,887

Open Text Corp.	2,600	78

		1,965

MATERIALS 0.2%

Canfor Corp. (a)	8,400	89

Lundin Mining Corp.	19,900	221

Methanex Corp.	1,200	58

West Fraser Timber Co. Ltd.	10,400	799

		1,167

UTILITIES 0.3%

Atco Ltd. ‘I’	45,381	1,293

Total Canada		37,177

DENMARK 1.6%

HEALTH CARE 0.2%

H Lundbeck AS	144,916	809

H Lundbeck AS ‘A’	315	1

		810

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 1.4%

AP Moller - Maersk AS ‘B’	3,341	$5,794

DS Norden AS	5,824	254

ISS AS	51,796	889

Svitzer AS (a)	1,354	51

		6,988

Total Denmark		7,798

FINLAND 1.0%

CONSUMER STAPLES 0.2%

Kesko Oyj ‘B’	52,352	921

FINANCIALS 0.1%

Nordea Bank Abp	69,362	827

INDUSTRIALS 0.1%

Wartsila Oyj Abp	25,738	499

INFORMATION TECHNOLOGY 0.2%

Nokia Oyj	220,972	841

MATERIALS 0.1%

Outokumpu Oyj	91,558	330

UTILITIES 0.3%

Fortum Oyj	97,395	1,426

Total Finland		4,844

FRANCE 5.1%

COMMUNICATION SERVICES 0.5%

Orange SA (a)	263,893	2,647

CONSUMER STAPLES 1.5%

Carrefour SA	222,399	3,151

Renault SA	73,008	3,744

Valeo SE	36,725	393

		7,288

FINANCIALS 0.4%

Amundi SA	8,299	537

AXA SA	46,357	1,519

		2,056

HEALTH CARE 1.4%

Sanofi	67,933	6,552

INDUSTRIALS 1.3%

Bouygues SA	26,285	845

Cie de Saint-Gobain SA	71,008	5,523

		6,368

Total France		24,911

GERMANY 7.8%

CONSUMER DISCRETIONARY 3.0%

Adidas AG	29,796	7,114

Bayerische Motoren Werke AG	79,922	7,560

		14,674

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
CONSUMER STAPLES 0.4%

Continental AG	30,861	$1,748

HEALTH CARE 1.0%

Fresenius Medical Care AG & Co. KGaA	49,665	1,898

Fresenius SE & Co. KGaA (a)	104,805	3,131

		5,029

MATERIALS 3.4%

Aurubis AG	8,750	686

BASF SE	217,215	10,501

HeidelbergCement AG	49,789	5,147

		16,334

Total Germany		37,785

HONG KONG 2.3%

COMMUNICATION SERVICES 0.0%

PCCW Ltd.	236,000	118

CONSUMER STAPLES 0.6%

First Pacific Co. Ltd.	322,000	149

Skyworth Group Ltd.	1,414,215	558

WH Group Ltd.	2,494,500	1,642

Yue Yuen Industrial Holdings Ltd.	309,000	595

		2,944

INDUSTRIALS 0.2%

Hutchison Port Holdings Trust	2,422,500	310

Jardine Matheson Holdings Ltd.	9,300	328

SITC International Holdings Co. Ltd.	89,000	242

		880

INFORMATION TECHNOLOGY 0.2%

Kingboard Holdings Ltd.	273,500	643

Kingboard Laminates Holdings Ltd.	386,000	416

		1,059

REAL ESTATE 1.2%

CK Asset Holdings Ltd.	212,000	794

Kerry Properties Ltd.	250,500	436

Sino Land Co. Ltd.	46,000	47

Sun Hung Kai Properties Ltd.	228,500	1,980

Swire Pacific Ltd. ‘A’	217,000	1,916

Wharf Holdings Ltd.	274,000	770

		5,943

UTILITIES 0.1%

CLP Holdings Ltd.	46,000	372

Total Hong Kong		11,316

ISRAEL 1.2%

COMMUNICATION SERVICES 0.2%

Bezeq The Israeli Telecommunication Corp. Ltd.	794,026	890

ENERGY 0.1%

Delek Group Ltd.	1,750	184

	SHARES	MARKET VALUE (000S)

Oil Refineries Ltd.	1,919,281	$443

Paz Oil Co. Ltd.	2,651	240

		867

FINANCIALS 0.1%

Plus500 Ltd.	10,910	314

INDUSTRIALS 0.6%

ZIM Integrated Shipping Services Ltd.	128,321	2,845

INFORMATION TECHNOLOGY 0.2%

Check Point Software Technologies Ltd. (a)	5,339	881

REAL ESTATE 0.0%

G City Ltd. (a)	38,061	89

Total Israel		5,886

ITALY 1.6%

COMMUNICATION SERVICES 0.2%

Telecom Italia SpA (a)	3,289,297	787

FINANCIALS 0.2%

Unipol Gruppo SpA	89,367	886

INDUSTRIALS 0.1%

Leonardo SpA	26,549	615

UTILITIES 1.1%

Enel SpA	814,190	5,650

Total Italy		7,938

JAPAN 21.9%

COMMUNICATION SERVICES 0.2%

Fuji Media Holdings, Inc.	16,800	193

KDDI Corp.	5,000	132

Nippon Telegraph & Telephone Corp.	527,200	499

Nippon Television Holdings, Inc.	17,700	257

		1,081

CONSUMER STAPLES 4.3%

Arcs Co. Ltd.	12,500	226

Bic Camera, Inc.	27,000	258

Bridgestone Corp.	15,700	620

Coca-Cola Bottlers Japan Holdings, Inc.	32,500	407

DCM Holdings Co. Ltd.	19,800	180

EDION Corp.	88,100	891

H2O Retailing Corp.	77,200	1,144

Isuzu Motors Ltd.	71,200	947

Itoham Yonekyu Holdings, Inc.	14,280	382

Izumi Co. Ltd.	10,200	205

JTEKT Corp.	14,100	99

K’s Holdings Corp.	75,800	714

Kao Corp.	16,700	676

Kewpie Corp.	19,600	390

Mazda Motor Corp.	317,300	3,059

MEIJI Holdings Co. Ltd.	24,800	536

Mitsubishi Shokuhin Co. Ltd.	6,500	221

	SHARES	MARKET VALUE (000S)

Morinaga Milk Industry Co. Ltd.	19,700	$415

Nissan Motor Co. Ltd.	62,700	213

Paltac Corp.	7,900	216

Panasonic Holdings Corp.	192,600	1,583

Sekisui Chemical Co. Ltd.	52,600	730

Sekisui House Ltd.	46,200	1,027

Sharp Corp. (a)	93,700	542

Shimamura Co. Ltd.	14,000	637

Subaru Corp.	93,100	1,980

Sugi Holdings Co. Ltd.	43,500	598

Sundrug Co. Ltd.	9,000	227

Tokai Rika Co. Ltd.	10,000	135

Tsuruha Holdings, Inc.	8,900	506

United Super Markets Holdings, Inc. (c)	30,500	166

Yamada Holdings Co. Ltd.	392,900	1,057

		20,987

FINANCIALS 5.8%

Japan Post Holdings Co. Ltd.	1,948,100	19,364

Japan Post Insurance Co. Ltd.	48,000	934

MS&AD Insurance Group Holdings, Inc.	332,100	7,414

Sompo Holdings, Inc.	30,300	649

		28,361

HEALTH CARE 1.0%

Alfresa Holdings Corp.	69,000	948

Astellas Pharma, Inc.	62,100	613

Medipal Holdings Corp.	97,600	1,488

Sumitomo Pharma Co. Ltd. (a)	64,200	162

Suzuken Co. Ltd.	44,000	1,342

Toho Holdings Co. Ltd.	5,200	136

		4,689

INDUSTRIALS 3.3%

AGC, Inc. (c)	50,000	1,627

Amada Co. Ltd.	71,800	798

Dai Nippon Printing Co. Ltd.	68,800	2,321

Ebara Corp.	29,000	463

EXEO Group, Inc.	12,200	122

Hino Motors Ltd. (a)	326,500	852

Inabata & Co. Ltd.	19,600	431

Kajima Corp.	15,400	267

Kamigumi Co. Ltd.	9,500	196

Kandenko Co. Ltd.	41,500	446

Kinden Corp.	10,400	208

Mitsubishi Electric Corp.	147,700	2,367

Nippon Express Holdings, Inc.	2,500	116

Nisshinbo Holdings, Inc.	29,400	197

Persol Holdings Co. Ltd.	641,000	888

Sankyu, Inc.	5,000	171

Secom Co. Ltd.	4,500	266

Seino Holdings Co. Ltd.	34,900	473

Sohgo Security Services Co. Ltd.	26,400	154

Sumitomo Heavy Industries Ltd.	15,300	399

Taisei Corp.	11,000	409

TOPPAN Holdings, Inc.	31,800	882

Yamato Holdings Co. Ltd.	172,100	1,897

		15,950

INFORMATION TECHNOLOGY 3.3%

Alps Alpine Co. Ltd.	67,400	646

48	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)

Brother Industries Ltd.	20,900	$369

Canon Marketing Japan, Inc.	11,900	332

Canon, Inc. (c)	238,150	6,460

Fujitsu Ltd.	170,700	2,677

Konica Minolta, Inc.	193,300	538

NEC Corp.	16,800	1,385

Nippon Electric Glass Co. Ltd.	16,500	377

Otsuka Corp.	41,400	799

Ricoh Co. Ltd.	161,900	1,388

SCREEN Holdings Co. Ltd.	9,200	834

Seiko Epson Corp.	28,400	444

		16,249

MATERIALS 2.0%

Daicel Corp.	104,600	1,007

Denka Co. Ltd.	18,200	245

DIC Corp.	16,300	310

Dowa Holdings Co. Ltd.	2,300	82

JFE Holdings, Inc.	24,200	349

Kaneka Corp.	14,600	385

Kuraray Co. Ltd. (c)	68,100	788

Mitsubishi Chemical Group Corp.	160,300	893

Mitsubishi Materials Corp.	13,400	246

Mitsui Mining & Smelting Co. Ltd.	21,000	673

Nitto Denko Corp.	16,900	1,341

Resonac Holdings Corp.	35,900	793

Taiheiyo Cement Corp.	28,700	722

Tosoh Corp.	23,500	308

Toyo Seikan Group Holdings Ltd.	91,100	1,432

UBE Corp.	27,200	480

		10,054

REAL ESTATE 0.9%

Daito Trust Construction Co. Ltd.	41,500	4,296

Nomura Real Estate Holdings, Inc.	3,500	88

		4,384

UTILITIES 1.1%

Chubu Electric Power Co., Inc.	176,100	2,080

Electric Power Development Co. Ltd. ‘C’	89,100	1,393

Kansai Electric Power Co., Inc.	25,800	433

Shikoku Electric Power Co., Inc.	17,500	151

Tohoku Electric Power Co., Inc.	123,900	1,120

		5,177

Total Japan		106,932

LUXEMBOURG 1.7%

MATERIALS 1.7%

ArcelorMittal SA	361,364	8,279

Total Luxembourg		8,279

NETHERLANDS 6.9%

CONSUMER STAPLES 3.4%

Koninklijke Ahold Delhaize NV	561,642	16,527

FINANCIALS 1.2%

NN Group NV	121,860	5,664

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.8%

Randstad NV	88,862	$4,035

INFORMATION TECHNOLOGY 0.5%

NXP Semiconductors NV	9,214	2,479

MATERIALS 1.0%

Akzo Nobel NV	80,313	4,895

Total Netherlands		33,600

NEW ZEALAND 0.2%

COMMUNICATION SERVICES 0.0%

Spark New Zealand Ltd.	101,057	256

INDUSTRIALS 0.1%

Air New Zealand Ltd.	322,547	104

Fletcher Building Ltd.	181,609	313

		417

UTILITIES 0.1%

Contact Energy Ltd.	49,990	274

Total New Zealand		947

NORWAY 0.9%

COMMUNICATION SERVICES 0.4%

Telenor ASA	153,639	1,751

CONSUMER STAPLES 0.1%

Mowi ASA	25,616	426

ENERGY 0.0%

DNO ASA	151,759	159

INDUSTRIALS 0.1%

Golden Ocean Group Ltd.	20,979	291

MATERIALS 0.3%

Yara International ASA	54,705	1,576

Total Norway		4,203

PORTUGAL 0.2%

CONSUMER STAPLES 0.1%

Sonae SGPS SA	389,923	365

MATERIALS 0.1%

Navigator Co. SA	148,137	616

Total Portugal		981

RUSSIA 0.0%

MATERIALS 0.0%

Evraz PLC «(a)	238,175	0

Total Russia		0

SINGAPORE 0.4%

COMMUNICATION SERVICES 0.2%

JOYY, Inc. ADR	27,508	828

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.2%

ComfortDelGro Corp. Ltd.	772,200	$763

Jardine Cycle & Carriage Ltd.	26,500	518

		1,281

Total Singapore		2,109

SPAIN 3.6%

COMMUNICATION SERVICES 2.2%

Telefonica SA (c)	2,490,648	10,551

FINANCIALS 0.4%

Mapfre SA	800,337	1,845

INDUSTRIALS 0.2%

ACS Actividades de Construccion y Servicios SA	28,195	1,218

UTILITIES 0.8%

Endesa SA	85,037	1,598

Naturgy Energy Group SA	114,889	2,497

		4,095

Total Spain		17,709

SWEDEN 3.3%

COMMUNICATION SERVICES 0.2%

Telia Co. AB	370,614	994

CONSUMER DISCRETIONARY 0.1%

Autoliv, Inc.	5,202	556

CONSUMER STAPLES 0.9%

Electrolux AB ‘B’ (a)	109,284	903

H & M Hennes & Mauritz AB ‘B’	216,928	3,436

		4,339

INDUSTRIALS 2.0%

Peab AB ‘B’	37,911	238

Securitas AB ‘B’	94,552	937

Skanska AB ‘B’	26,501	478

Volvo AB ‘B’	302,291	7,767

		9,420

REAL ESTATE 0.1%

Samhallsbyggnadsbolaget i Norden AB (c)	1,248,604	637

Total Sweden		15,946

SWITZERLAND 8.0%

CONSUMER STAPLES 0.4%

Swatch Group AG	8,634	1,769

FINANCIALS 0.2%

Swiss Life Holding AG	167	122

Zurich Insurance Group AG	1,854	988

		1,110

HEALTH CARE 5.3%

Novartis AG	101,252	10,780

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

Schedule of Investments	PIMCO RAE International Fund	(Cont.)

	SHARES	MARKET VALUE (000S)

Roche Holding AG	54,620	$15,133

		25,913

INDUSTRIALS 0.7%

Adecco Group AG	95,672	3,174

MATERIALS 1.4%

Glencore PLC	1,093,332	6,222

Holcim AG	9,654	853

		7,075

Total Switzerland		39,041

UNITED KINGDOM 14.3%

COMMUNICATION SERVICES 1.9%

BT Group PLC	928,593	1,646

Vodafone Group PLC	8,864,085	7,843

		9,489

CONSUMER DISCRETIONARY 0.4%

Barratt Developments PLC	303,165	1,801

Berkeley Group Holdings PLC	6,082	351

		2,152

CONSUMER STAPLES 3.1%

Currys PLC (a)	492,800	449

Imperial Brands PLC	151,541	3,878

Kingfisher PLC	751,588	2,357

Marks & Spencer Group PLC	765,090	2,766

Persimmon PLC	195,170	3,312

Taylor Wimpey PLC	1,230,141	2,203

		14,965

FINANCIALS 1.5%

abrdn PLC	532,298	994

Direct Line Insurance Group PLC	840,064	2,130

M&G PLC	1,544,656	3,971

		7,095

HEALTH CARE 2.7%

GSK PLC	679,709	13,074

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.6%

International Distributions Services PLC (a)	722,349	$2,916

INFORMATION TECHNOLOGY 0.0%

Pearson PLC	13,688	171

MATERIALS 2.4%

Johnson Matthey PLC	63,778	1,263

Rio Tinto PLC	158,089	10,374

		11,637

UTILITIES 1.7%

Centrica PLC	4,719,691	8,045

Total United Kingdom		69,544

Total Common Stocks (Cost $402,672)		467,902

PREFERRED STOCKS 2.0%

GERMANY 2.0%

INDUSTRIALS 2.0%

Schaeffler AG	142,261	820

Volkswagen AG	80,584	9,099

		9,919

Total Preferred Stocks (Cost $10,785)		9,919

REAL ESTATE INVESTMENT TRUSTS 0.5%

AUSTRALIA 0.3%

REAL ESTATE 0.3%

Scentre Group	218,361	453

Stockland	241,217	668

		1,121

Total Australia		1,121

CANADA 0.2%

REAL ESTATE 0.2%

H&R Real Estate Investment Trust	105,286	689

	SHARES	MARKET VALUE (000S)

RioCan Real Estate Investment Trust	26,342	$323

		1,012

Total Canada		1,012

Total Real Estate Investment Trusts (Cost $1,907)		2,133

WARRANTS 0.0%

SPAIN 0.0%

INDUSTRIALS 0.0%

Abengoa SA ‘B’ - Exp. 03/31/2025 «	226,011	0

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (e) 0.6%
		2,737

Total Short-Term Instruments (Cost $2,737)		2,737

Total Investments in Securities (Cost $418,101)		482,691

INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

MUTUAL FUNDS 3.4%

PIMCO Government Money Market Fund
5.470% (b)(c)(d)	16,687,719	16,688

Total Short-Term Instruments (Cost $16,688)		16,688

Total Investments in Affiliates (Cost $16,688)		16,688

Total Investments 102.4% (Cost $434,789)		$499,379

Other Assets and Liabilities, net (2.4)%		(11,559)

Net Assets 100.0%		$487,820

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $15,733 were out on loan in exchange for $16,688 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$2,737	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(2,792)	$2,737	$2,738

Total Repurchase Agreements						$(2,792)	$2,737	$2,738

50	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,738	$0	$0	$0	$2,738	$(2,792)	$(54)

Master Securities Lending Agreement
BCY	0	0	0	340	340	(433)	(93)
BSN	0	0	0	267	267	(341)	(74)
GSC	0	0	0	8,322	8,322	(8,740)	(418)
MBC	0	0	0	6,804	6,804	(7,174)	(370)

Total Borrowings and Other Financing Transactions	$2,738	$0	$0	$15,733

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Common Stocks	$16,688	$0	$0	$0	$16,688

Total Borrowings	$16,688	$0	$0	$0	$16,688

Payable for securities on loan - cash collateral					$16,688

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19)	$0	$(19)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$1,081	$0	$1,081
Consumer Staples	0	827	0	827
Energy	0	1,791	0	1,791
Financials	0	4,496	0	4,496
Industrials	0	2,223	0	2,223
Materials	0	6,743	0	6,743
Real Estate	0	227	0	227
Utilities	0	6,391	0	6,391

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Austria
Financials	$246	$0	$0	$246
Industrials	96	0	0	96
Materials	0	1,294	0	1,294
Belgium
Communication Services	0	901	0	901
Consumer Staples	768	0	0	768
Financials	0	1,437	0	1,437
Health Care	0	2,207	0	2,207
Industrials	228	0	0	228
Canada
Consumer Staples	11,374	0	0	11,374

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	51

Schedule of Investments	PIMCO RAE International Fund	(Cont.)	June 30, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Energy	$14,020	$0	$0	$14,020
Financials	4,721	0	0	4,721
Health Care	1,277	0	0	1,277
Industrials	1,360	0	0	1,360
Information Technology	1,965	0	0	1,965
Materials	1,167	0	0	1,167
Utilities	1,293	0	0	1,293
Denmark
Health Care	809	1	0	810
Industrials	51	6,937	0	6,988
Finland
Consumer Staples	0	921	0	921
Financials	0	827	0	827
Industrials	0	499	0	499
Information Technology	0	841	0	841
Materials	0	330	0	330
Utilities	0	1,426	0	1,426
France
Communication Services	0	2,647	0	2,647
Consumer Staples	0	7,288	0	7,288
Financials	0	2,056	0	2,056
Health Care	0	6,552	0	6,552
Industrials	0	6,368	0	6,368
Germany
Consumer Discretionary	0	14,674	0	14,674
Consumer Staples	0	1,748	0	1,748
Health Care	0	5,029	0	5,029
Materials	0	16,334	0	16,334
Hong Kong
Communication Services	0	118	0	118
Consumer Staples	0	2,944	0	2,944
Industrials	310	570	0	880
Information Technology	0	1,059	0	1,059
Real Estate	0	5,943	0	5,943
Utilities	0	372	0	372
Israel
Communication Services	0	890	0	890
Energy	0	867	0	867
Financials	0	314	0	314
Industrials	2,845	0	0	2,845
Information Technology	881	0	0	881
Real Estate	89	0	0	89
Italy
Communication Services	0	787	0	787
Financials	0	886	0	886
Industrials	0	615	0	615
Utilities	0	5,650	0	5,650
Japan
Communication Services	0	1,081	0	1,081
Consumer Staples	963	20,024	0	20,987
Financials	0	28,361	0	28,361
Health Care	0	4,689	0	4,689
Industrials	0	15,950	0	15,950
Information Technology	0	16,249	0	16,249
Materials	0	10,054	0	10,054
Real Estate	0	4,384	0	4,384
Utilities	0	5,177	0	5,177
Luxembourg
Materials	0	8,279	0	8,279
Netherlands
Consumer Staples	0	16,527	0	16,527
Financials	0	5,664	0	5,664
Industrials	0	4,035	0	4,035

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Information Technology	$2,479	$0	$0	$2,479
Materials	0	4,895	0	4,895
New Zealand
Communication Services	256	0	0	256
Industrials	104	313	0	417
Utilities	274	0	0	274
Norway
Communication Services	1,751	0	0	1,751
Consumer Staples	0	426	0	426
Energy	0	159	0	159
Industrials	291	0	0	291
Materials	0	1,576	0	1,576
Portugal
Consumer Staples	0	365	0	365
Materials	0	616	0	616
Singapore
Communication Services	828	0	0	828
Industrials	0	1,281	0	1,281
Spain
Communication Services	0	10,551	0	10,551
Financials	0	1,845	0	1,845
Industrials	0	1,218	0	1,218
Utilities	0	4,095	0	4,095
Sweden
Communication Services	0	994	0	994
Consumer Discretionary	556	0	0	556
Consumer Staples	0	4,339	0	4,339
Industrials	0	9,420	0	9,420
Real Estate	0	637	0	637
Switzerland
Consumer Staples	0	1,769	0	1,769
Financials	0	1,110	0	1,110
Health Care	0	25,913	0	25,913
Industrials	0	3,174	0	3,174
Materials	0	7,075	0	7,075
United Kingdom
Communication Services	0	9,489	0	9,489
Consumer Discretionary	0	2,152	0	2,152
Consumer Staples	0	14,965	0	14,965
Financials	0	7,095	0	7,095
Health Care	0	13,074	0	13,074
Industrials	0	2,916	0	2,916
Information Technology	0	171	0	171
Materials	1,263	10,374	0	11,637
Utilities	0	8,045	0	8,045
Preferred Stocks
Germany
Industrials	0	9,919	0	9,919
Real Estate Investment Trusts
Australia
Real Estate	0	1,121	0	1,121
Canada
Real Estate	1,012	0	0	1,012
Short-Term Instruments
Repurchase Agreements	0	2,737	0	2,737

	$53,277	$429,414	$0	$482,691

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	16,688	0	0	16,688

Total Investments	$69,965	$429,414	$0	$499,379

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

52	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAE US Fund	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.9%

COMMON STOCKS 98.9%

UNITED STATES 98.9%

COMMUNICATION SERVICES 3.2%

Charter Communications, Inc. ‘A’ (a)	68,482	$20,473

Comcast Corp. ‘A’	519,419	20,341

Electronic Arts, Inc.	23,867	3,325

Lumen Technologies, Inc. (a)	1,121,850	1,234

Omnicom Group, Inc.	9,264	831

Paramount Global ‘B’	103,772	1,078

		47,282

CONSUMER DISCRETIONARY 1.9%

Advance Auto Parts, Inc.	25,607	1,622

AutoNation, Inc. (a)	30,523	4,865

Best Buy Co., Inc.	243,469	20,522

Mohawk Industries, Inc. (a)	12,336	1,401

		28,410

CONSUMER STAPLES 16.8%

Altria Group, Inc.	386,324	17,597

Dick’s Sporting Goods, Inc.	28,273	6,074

Dollar General Corp.	32,678	4,321

Foot Locker, Inc.	64,999	1,620

Gap, Inc.	395,688	9,453

Kohl’s Corp.	797,098	18,325

Kroger Co.	525,517	26,239

Lennar Corp. ‘A’	32,839	4,922

Lowe’s Cos., Inc.	71,533	15,770

Macy’s, Inc.	414,547	7,959

NVR, Inc. (a)	922	6,997

PulteGroup, Inc.	150,068	16,523

PVH Corp.	50,671	5,365

Ralph Lauren Corp.	8,474	1,483

Target Corp.	112,237	16,616

Toll Brothers, Inc.	65,735	7,571

Tyson Foods, Inc. ‘A’	69,896	3,994

VF Corp.	124,887	1,686

Walgreens Boots Alliance, Inc.	960,313	11,615

Walmart, Inc.	840,473	56,908

Whirlpool Corp.	44,552	4,553

		245,591

ENERGY 10.2%

Marathon Petroleum Corp.	305,770	53,045

PBF Energy, Inc. ‘A’	35,482	1,633

Phillips 66	336,346	47,482

Valero Energy Corp.	291,235	45,654

World Kinect Corp.	53,372	1,377

		149,191

FINANCIALS 8.6%

Aflac, Inc.	28,558	2,551

Allstate Corp.	65,230	10,415

Ally Financial, Inc.	313,888	12,452

American Financial Group, Inc.	3,210	395

American International Group, Inc.	58,532	4,345

Ameriprise Financial, Inc.	1,768	755

Capital One Financial Corp.	69,415	9,611

	SHARES	MARKET VALUE (000S)

Citigroup, Inc.	129,847	$8,240

Comerica, Inc.	30,297	1,546

Corebridge Financial, Inc.	61,181	1,782

Discover Financial Services	42,965	5,620

Fidelity National Financial, Inc.	22,915	1,132

First American Financial Corp.	11,140	601

Franklin Resources, Inc.	161,588	3,612

Invesco Ltd.	73,793	1,104

Jefferies Financial Group, Inc.	12,161	605

Old Republic International Corp.	23,413	724

OneMain Holdings, Inc.	44,211	2,144

PayPal Holdings, Inc. (a)	33,559	1,947

Principal Financial Group, Inc.	16,302	1,279

Synchrony Financial	650,967	30,719

T Rowe Price Group, Inc.	56,946	6,566

Travelers Cos., Inc.	32,812	6,672

Unum Group	15,040	769

Wells Fargo & Co.	137,081	8,141

Zions Bancorp NA	35,736	1,550

		125,277

HEALTH CARE 15.0%

Amgen, Inc.	127,062	39,701

Biogen, Inc. (a)	111,588	25,868

Cardinal Health, Inc.	274,828	27,021

Centene Corp. (a)	49,098	3,255

Cigna Group	21,846	7,222

DaVita, Inc. (a)	89,238	12,366

GE Healthcare, Inc.	42,347	3,300

Gilead Sciences, Inc.	463,520	31,802

Humana, Inc.	25,403	9,492

Labcorp Holdings, Inc.	15,518	3,158

McKesson Corp.	49,572	28,952

Organon & Co.	175,809	3,639

Pfizer, Inc.	319,569	8,942

Quest Diagnostics, Inc.	27,559	3,772

Solventum Corp. (a)	24,726	1,307

Universal Health Services, Inc. ‘B’	49,712	9,193

		218,990

INDUSTRIALS 5.4%

3M Co.	172,917	17,670

AECOM	10,731	946

Builders FirstSource, Inc. (a)	19,519	2,702

Carrier Global Corp.	16,576	1,046

CH Robinson Worldwide, Inc.	19,523	1,720

CSX Corp.	316,113	10,574

Expeditors International of Washington, Inc.	15,103	1,885

FedEx Corp.	26,437	7,927

Hertz Global Holdings, Inc. (a)(c)	91,651	323

Honeywell International, Inc.	3,823	816

Leidos Holdings, Inc.	10,243	1,494

ManpowerGroup, Inc.	67,869	4,737

Masco Corp.	21,820	1,455

Norfolk Southern Corp.	29,938	6,427

Owens Corning	25,582	4,444

Robert Half, Inc.	31,365	2,007

Snap-on, Inc.	4,766	1,246

Union Pacific Corp.	48,239	10,915

		78,334

	SHARES	MARKET VALUE (000S)
INFORMATION TECHNOLOGY 31.5%

Amdocs Ltd.	27,559	$2,175

Apple, Inc.	152,031	32,021

Applied Materials, Inc.	169,046	39,893

Arrow Electronics, Inc. (a)	63,911	7,718

Avnet, Inc.	117,645	6,058

Cisco Systems, Inc.	1,216,795	57,810

Cognizant Technology Solutions Corp. ‘A’	155,928	10,603

Corning, Inc.	68,932	2,678

DXC Technology Co. (a)	66,183	1,263

eBay, Inc.	170,661	9,168

Gen Digital, Inc.	111,082	2,775

Hewlett Packard Enterprise Co.	284,098	6,014

HP, Inc.	467,983	16,389

Intel Corp.	1,604,750	49,699

Jabil, Inc.	29,934	3,257

Juniper Networks, Inc.	277,166	10,106

Kyndryl Holdings, Inc. (a)	152,176	4,004

Lam Research Corp.	28,147	29,972

Micron Technology, Inc.	260,778	34,300

NetApp, Inc.	147,691	19,023

Oracle Corp.	212,372	29,987

Qorvo, Inc. (a)	85,119	9,877

QUALCOMM, Inc.	105,293	20,972

Seagate Technology Holdings PLC	216,298	22,337

Teradyne, Inc.	70,572	10,465

Western Digital Corp. (a)	240,085	18,191

Xerox Holdings Corp.	273,254	3,175

		459,930

MATERIALS 1.9%

Cleveland-Cliffs, Inc. (a)	100,449	1,546

Eastman Chemical Co.	32,947	3,228

Huntsman Corp.	29,035	661

International Paper Co.	110,499	4,768

LyondellBasell Industries NV ‘A’	54,226	5,187

Reliance, Inc.	22,309	6,371

Steel Dynamics, Inc.	16,341	2,116

United States Steel Corp.	79,699	3,013

WestRock Co.	29,802	1,498

		28,388

REAL ESTATE 0.5%

CBRE Group, Inc. ‘A’ (a)	24,364	2,171

Jones Lang LaSalle, Inc. (a)	21,498	4,413

		6,584

UTILITIES 3.9%

Evergy, Inc.	152,015	8,052

Exelon Corp.	81,224	2,811

NRG Energy, Inc.	58,453	4,551

PPL Corp.	166,368	4,600

Southern Co.	24,058	1,866

UGI Corp.	31,330	718

Vistra Corp.	391,519	33,663

		56,261

Total Common Stocks (Cost $1,087,235)		1,444,238

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	53

Schedule of Investments	PIMCO RAE US Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.8%

UNITED STATES 0.8%

REAL ESTATE 0.8%

Boston Properties, Inc.	25,517	$1,571

Host Hotels & Resorts, Inc.	83,881	1,508

Iron Mountain, Inc.	30,851	2,765

Weyerhaeuser Co.	188,827	5,360

		11,204

Total Real Estate Investment Trusts (Cost $10,475)		11,204

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.2%
$3,342

Total Short-Term Instruments (Cost $3,342)	3,342

Total Investments in Securities (Cost $1,101,052)	1,458,784

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
5.470% (b)(c)(d)	326,880	$327

Total Short-Term Instruments (Cost $327)		327

Total Investments in Affiliates (Cost $327)		327

Total Investments 99.9% (Cost $1,101,379)		$1,459,111

Other Assets and Liabilities, net 0.1%		860

Net Assets 100.0%		$1,459,971

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $298 were out on loan in exchange for $306 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$3,342	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(3,409)	$3,342	$3,343

Total Repurchase Agreements						$(3,409)	$3,342	$3,343

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,343	$0	$0	$0	$3,343	$(3,409)	$(66)

Master Securities Lending Agreement
MSC	0	0	0	298	298	(306)	(8)

Total Borrowings and Other Financing Transactions	$3,343	$0	$0	$298

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Common Stocks	$306	$0	$0	$0	$306

Total Borrowings	$306	$0	$0	$0	$306

Payable for securities on loan - cash collateral					$306

54	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
United States
Communication Services	$47,282	$0	$0	$47,282
Consumer Discretionary	28,410	0	0	28,410
Consumer Staples	245,591	0	0	245,591
Energy	149,191	0	0	149,191
Financials	125,277	0	0	125,277
Health Care	218,990	0	0	218,990
Industrials	78,334	0	0	78,334
Information Technology	459,930	0	0	459,930
Materials	28,388	0	0	28,388
Real Estate	6,584	0	0	6,584
Utilities	56,261	0	0	56,261

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Real Estate Investment Trusts
United States
Real Estate	$11,204	$0	$0	$11,204
Short-Term Instruments
Repurchase Agreements	0	3,342	0	3,342

	$1,455,442	$3,342	$0	$1,458,784

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	327	0	0	327

Total Investments	$1,455,769	$3,342	$0	$1,459,111

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	55

Schedule of Investments	PIMCO RAE US Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

COMMON STOCKS 91.6%

SWITZERLAND 0.3%

CONSUMER STAPLES 0.3%

Guess?, Inc. (c)	175,192	$	3,574

Total Switzerland			3,574

UNITED KINGDOM 2.8%

CONSUMER STAPLES 0.3%

Capri Holdings Ltd. (a)	101,855		3,369

ENERGY 0.6%

TechnipFMC PLC	296,621		7,757

FINANCIALS 1.9%

Janus Henderson Group PLC	666,647		22,473

Total United Kingdom			33,599

UNITED STATES 88.5%

COMMUNICATION SERVICES 2.7%

John Wiley & Sons, Inc. ‘A’	45,796		1,864

Liberty Latin America Ltd. ‘C’ (a)	433,812		4,173

Nexstar Media Group, Inc.	20,724		3,440

NII Holdings, Inc. «(a)	22,836		0

Scholastic Corp.	82,234		2,917

Telephone & Data Systems, Inc.	293,352		6,081

Yelp, Inc. (a)	314,219		11,611

Ziff Davis, Inc. (a)	29,470		1,622

			31,708

CONSUMER DISCRETIONARY 6.5%

Abercrombie & Fitch Co. ‘A’ (a)	374,348		66,574

Academy Sports & Outdoors, Inc.	15,638		833

Adtalem Global Education, Inc. (a)	137,732		9,395

American Eagle Outfitters, Inc.	38,001		758

			77,560

CONSUMER STAPLES 23.8%

Buckle, Inc.	90,950		3,360

Cal-Maine Foods, Inc.	41,333		2,526

Carter’s, Inc.	237,939		14,745

Cracker Barrel Old Country Store, Inc.	77,503		3,268

Dillard’s, Inc. ‘A’ (c)	118,319		52,107

Domino’s Pizza, Inc.	25,312		13,069

Fresh Del Monte Produce, Inc.	102,656		2,243

Gentex Corp.	126,703		4,271

Grand Canyon Education, Inc. (a)	41,399		5,792

Group 1 Automotive, Inc.	15,623		4,644

H&R Block, Inc.	66,505		3,607

Hanesbrands, Inc. (a)	3,144,279		15,501

Helen of Troy Ltd. (a)	21,034		1,951

Ingles Markets, Inc. ‘A’	61,496		4,219

Jack in the Box, Inc.	57,606		2,934

La-Z-Boy, Inc.	53,138		1,981

Murphy USA, Inc.	62,805		29,484

ODP Corp. (a)	293,751		11,536

Phinia, Inc.	40,609		1,598

Pilgrim’s Pride Corp. (a)	44,365		1,708

Sabre Corp. (a)	1,097,862		2,931

	SHARES		MARKET VALUE (000S)

Sally Beauty Holdings, Inc. (a)	259,132	$	2,780

Signet Jewelers Ltd.	17,131		1,535

Six Flags Entertainment Corp. (a)	110,528		3,663

Sonic Automotive, Inc. ‘A’	16,410		894

Sprouts Farmers Market, Inc. (a)	458,938		38,395

Steven Madden Ltd.	79,198		3,350

Taylor Morrison Home Corp. (a)	145,350		8,058

Travel & Leisure Co.	128,126		5,763

Tri Pointe Homes, Inc. (a)	453,760		16,903

Universal Corp.	35,757		1,723

Urban Outfitters, Inc. (a)	119,089		4,889

Weis Markets, Inc.	68,132		4,277

Williams-Sonoma, Inc.	24,972		7,051

			282,756

ENERGY 4.9%

CNX Resources Corp. (a)	692,531		16,829

CVR Energy, Inc.	132,165		3,538

Delek U.S. Holdings, Inc.	544,438		13,480

Equitrans Midstream Corp.	474,038		6,153

Helmerich & Payne, Inc.	130,738		4,725

Murphy Oil Corp.	23,541		971

Peabody Energy Corp.	235,362		5,206

Southwestern Energy Co. (a)	990,536		6,666

			57,568

FINANCIALS 11.7%

Affiliated Managers Group, Inc.	72,140		11,270

Artisan Partners Asset Management, Inc. ‘A’	33,434		1,380

BankUnited, Inc.	96,146		2,814

Banner Corp.	13,923		691

Bread Financial Holdings, Inc.	194,295		8,658

CNO Financial Group, Inc.	349,013		9,675

Credit Acceptance Corp. (a)	12,876		6,627

Encore Capital Group, Inc. (a)	41,899		1,749

Evercore, Inc. ‘A’	26,086		5,437

Federated Hermes, Inc.	103,443		3,401

First Hawaiian, Inc.	67,296		1,397

Genworth Financial, Inc. (a)	213,772		1,291

Jackson Financial, Inc. ‘A’	53,127		3,945

Mercury General Corp.	40,197		2,136

MGIC Investment Corp.	580,146		12,502

Moelis & Co. ‘A’	46,097		2,621

Navient Corp.	59,981		873

PennyMac Financial Services, Inc.	51,592		4,881

PROG Holdings, Inc.	359,417		12,465

Radian Group, Inc.	305,541		9,502

SEI Investments Co.	38,460		2,488

SLM Corp.	1,052,644		21,885

Virtu Financial, Inc. ‘A’	158,049		3,548

Walker & Dunlop, Inc.	16,840		1,654

Washington Federal, Inc.	43,628		1,247

Western Union Co.	321,640		3,930

White Mountains Insurance Group Ltd.	707		1,285

			139,352

HEALTH CARE 4.5%

Amedisys, Inc. (a)	17,348		1,592

AMN Healthcare Services, Inc. (a)	52,671		2,698

Dentsply Sirona, Inc.	431,207		10,741

Elanco Animal Health, Inc. (a)	321,048		4,633

Owens & Minor, Inc. (a)	456,891		6,168

	SHARES		MARKET VALUE (000S)

Patterson Cos., Inc.	532,293	$	12,839

Premier, Inc. ‘A’	94,846		1,771

Teladoc Health, Inc. (a)	373,005		3,648

Tenet Healthcare Corp. (a)	68,005		9,047

			53,137

INDUSTRIALS 17.5%

A O Smith Corp.	60,781		4,971

AAR Corp. (a)	10,425		758

Acuity Brands, Inc.	78,937		19,059

Allison Transmission Holdings, Inc.	490,603		37,237

Apogee Enterprises, Inc.	89,960		5,653

Barnes Group, Inc.	14,877		616

Boise Cascade Co.	77,002		9,180

Brady Corp. ‘A’	20,713		1,367

CoreCivic, Inc. (a)	831,368		10,791

CSG Systems International, Inc.	51,162		2,106

DNOW, Inc. (a)	433,843		5,957

EMCOR Group, Inc.	44,651		16,301

EnerSys	9,943		1,029

Forward Air Corp. (a)	71,235		1,356

GEO Group, Inc. (a)	751,083		10,786

HNI Corp.	34,897		1,571

JELD-WEN Holding, Inc. (a)	147,500		1,987

JetBlue Airways Corp. (a)	2,990,698		18,213

Landstar System, Inc.	25,982		4,793

Masterbrand, Inc. (a)	145,774		2,140

Matson, Inc.	19,058		2,496

Moog, Inc. ‘A’	10,084		1,687

MSC Industrial Direct Co., Inc. ‘A’	37,846		3,002

Oshkosh Corp.	8,004		866

RXO, Inc. (a)	122,528		3,204

Ryder System, Inc.	94,383		11,692

Schneider National, Inc. ‘B’	143,097		3,457

SkyWest, Inc. (a)	188,404		15,462

Steelcase, Inc. ‘A’	346,219		4,487

TriNet Group, Inc.	16,156		1,616

Werner Enterprises, Inc.	103,167		3,697

			207,537

INFORMATION TECHNOLOGY 8.3%

ASGN, Inc. (a)	21,184		1,868

Benchmark Electronics, Inc.	185,594		7,323

Cirrus Logic, Inc. (a)	84,105		10,737

CommVault Systems, Inc. (a)	22,368		2,719

Dolby Laboratories, Inc. ‘A’	32,534		2,578

Dropbox, Inc. ‘A’ (a)	204,438		4,594

Insight Enterprises, Inc. (a)	7,187		1,426

InterDigital, Inc.	21,169		2,467

IPG Photonics Corp. (a)	10,808		912

Knowles Corp. (a)	7,584		131

LiveRamp Holdings, Inc. (a)	86,570		2,678

MKS Instruments, Inc.	1,423		186

NetScout Systems, Inc. (a)	304,913		5,577

PC Connection, Inc.	28,374		1,822

Sanmina Corp. (a)	355,364		23,543

Semtech Corp. (a)	116,260		3,474

Silicon Laboratories, Inc. (a)	20,847		2,306

Teradata Corp. (a)	408,544		14,119

TTM Technologies, Inc. (a)	65,263		1,268

Viavi Solutions, Inc. (a)	124,833		858

Vishay Intertechnology, Inc.	348,932		7,781

			98,367

56	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES		MARKET VALUE (000S)
MATERIALS 7.8%

Arch Resources, Inc.	22,598	$	3,440

Chemours Co.	94,799		2,140

Eagle Materials, Inc.	38,430		8,357

Greif, Inc. ‘A’	14,664		843

Louisiana-Pacific Corp.	147,271		12,125

NewMarket Corp.	4,674		2,410

Olin Corp.	73,655		3,473

Ryerson Holding Corp.	14,268		278

Sylvamo Corp.	190,022		13,035

Warrior Met Coal, Inc.	733,019		46,011

			92,112

REAL ESTATE 0.6%

Alexander & Baldwin, Inc.	172,241		2,921

Cushman & Wakefield PLC (a)	148,070		1,540

DigitalBridge Group, Inc.	78,842		1,080

eXp World Holdings, Inc.	86,508		976

New York REIT, Inc. «(a)	4,082		12

Newmark Group, Inc.	76,368		781

			7,310

UTILITIES 0.2%

Hawaiian Electric Industries, Inc.	30,777		277

IDACORP, Inc.	11,549		1,076

Portland General Electric Co.	35,752		1,546

			2,899

Total United States			1,050,306

Total Common Stocks (Cost $866,385)			1,087,479

	SHARES		MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 7.5%

UNITED STATES 7.5%

FINANCIALS 1.3%

Chimera Investment Corp.	668,034	$	8,551

Ladder Capital Corp.	46,864		529

MFA Financial, Inc.	303,162		3,226

Rithm Capital Corp.	240,811		2,627

			14,933

REAL ESTATE 6.2%

Apple Hospitality REIT, Inc.	283,511		4,122

EPR Properties	98,810		4,148

Highwoods Properties, Inc.	78,054		2,051

Hudson Pacific Properties, Inc.	161,863		779

JBG SMITH Properties	65,619		999

Macerich Co.	313,305		4,837

Medical Properties Trust, Inc. (c)	1,289,017		5,556

Park Hotels & Resorts, Inc.	1,008,600		15,109

RLJ Lodging Trust	700,321		6,744

Service Properties Trust	958,911		4,929

SL Green Realty Corp.	317,662		17,992

Vornado Realty Trust	159,977		4,206

Xenia Hotels & Resorts, Inc.	175,992		2,522

			73,994

Total Real Estate Investment Trusts (Cost $87,131)			88,927

	SHARES		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (e) 0.7%
		$	8,108

Total Short-Term Instruments (Cost $8,108)			8,108

Total Investments in Securities (Cost $961,622)			1,184,514

INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

MUTUAL FUNDS 0.8%

PIMCO Government Money Market Fund
5.470% (b)(c)(d)	9,797,220		9,797

Total Short-Term Instruments (Cost $9,797)			9,797

Total Investments in Affiliates (Cost $9,797)			9,797

Total Investments 100.6% (Cost $971,419)		$	1,194,311

Other Assets and Liabilities, net (0.6)%			(7,634)

Net Assets 100.0%		$	1,186,677

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)

Securities with an aggregate market value of $24,305 were out on loan in exchange for $24,862 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$8,108	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(8,270)	$8,108	$8,110

Total Repurchase Agreements						$(8,270)	$8,108	$8,110

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	57

Schedule of Investments	PIMCO RAE US Small Fund	(Cont.)	June 30, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$8,110	$0	$0	$0	$8,110	$(8,270)	$(160)

Master Securities Lending Agreement
BMO	0	0	0	15,365	15,365	(15,680)	(315)
BPG	0	0	0	3,542	3,542	(3,622)	(80)
MSC	0	0	0	4,199	4,199	(4,325)	(126)
MZF	0	0	0	1,199	1,199	(1,235)	(36)

Total Borrowings and Other Financing Transactions	$8,110	$0	$0	$24,305

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Consumer Discretionary	$18,687	$0	$0	$0	$18,687
Real Estate	6,175	0	0	0	6,175

Total Borrowings	$24,862	$0	$0	$0	$24,862

Payable for securities on loan - cash collateral					$24,862

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
Switzerland
Consumer Staples	$3,574	$0	$0	$3,574
United Kingdom
Consumer Staples	3,369	0	0	3,369
Energy	7,757	0	0	7,757
Financials	22,473	0	0	22,473
United States
Communication Services	31,708	0	0	31,708
Consumer Discretionary	77,560	0	0	77,560
Consumer Staples	282,756	0	0	282,756
Energy	57,568	0	0	57,568
Financials	139,352	0	0	139,352
Health Care	53,137	0	0	53,137
Industrials	207,537	0	0	207,537
Information Technology	98,367	0	0	98,367

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Materials	$92,112	$0	$0	$92,112
Real Estate	7,298	0	12	7,310
Utilities	2,899	0	0	2,899
Real Estate Investment Trusts
United States
Financials	14,933	0	0	14,933
Real Estate	73,994	0	0	73,994
Short-Term Instruments
Repurchase Agreements	0	8,108	0	8,108

	$1,176,394	$8,108	$12	$1,184,514

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	9,797	0	0	9,797

Total Investments	$1,186,191	$8,108	$12	$1,194,311

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

58	PIMCO EQUITY SERIES	See Accompanying Notes

Notes to Financial Statements	June 30, 2024

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser for the PIMCO Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund. The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in Institutional Class shares of the PIMCO RAE International Fund (the “International Fund”) and PIMCO RAE Emerging Markets Fund (the “Emerging Markets Fund”) (together, referred to as the “Underlying Funds”), equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The PIMCO RAE Global ex-US Fund may invest in other affiliated funds and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	59

Notes to Financial Statements	(Cont.)

translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Dividend and Income Fund	Quarterly	Quarterly

PIMCO RAE Emerging Markets Fund	Annually	Annually

PIMCO RAE Global ex-US Fund	Annually	Annually

PIMCO RAE International Fund	Annually	Annually

PIMCO RAE US Fund	Annually	Annually

PIMCO RAE US Small Fund	Annually	Annually

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

60	PIMCO EQUITY SERIES

June 30, 2024

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	61

Notes to Financial Statements	(Cont.)

day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies

62	PIMCO EQUITY SERIES

June 30, 2024

other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in any written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	63

Notes to Financial Statements	(Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

64	PIMCO EQUITY SERIES

June 30, 2024

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$26,933	$250,611	$(271,979)	$0	$0	$5,565	$862	$0

PIMCO RAE International Fund	27,723	200,654	(211,689)	0	0	16,688	498	0

PIMCO RAE US Fund	0	11,362	(11,035)	0	0	327	60	0

PIMCO RAE US Small Fund	9,797	168,176	(168,176)	0	0	9,797	405	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

The PIMCO RAE Global ex-US Fund may invest substantially all of its assets in Acquired Funds (except the PIMCO RAE US Fund), equity securities of small companies economically tied to non-U.S. countries, and securities that are eligible investments for the International Fund and Emerging Markets Fund. The Underlying Funds are considered to be affiliated with the PIMCO RAE Global ex-US Fund.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Dividend and Income Fund	$13,363	$29,648	$(37,844)	$16	$(15)	$5,168	$345	$0

PIMCO RAE Global ex-US Fund
Underlying PIMCO Funds	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE Emerging Markets Fund	$21,334	$5,023	$(2,801)	$34	$3,991	$27,581	$1,002	$0

PIMCO RAE International Fund	70,733	16,330	(7,154)	(1,556)	1,116	79,469	4,937	2,255

Totals	$92,067	$21,353	$(9,955)	$(1,522)	$5,107	$107,050	$5,939	$2,255

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	65

Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home

66	PIMCO EQUITY SERIES

June 30, 2024

equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	67

Notes to Financial Statements	(Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral)

68	PIMCO EQUITY SERIES

June 30, 2024

subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(c) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAE Emerging Markets Fund

PIMCO RAE Global ex-US Fund

PIMCO RAE International Fund

PIMCO RAE US Fund

PIMCO RAE US Small Fund

Securities on loan are required to be secured by cash collateral at least equal to 102% of the domestic, or 105% of the foreign security’s market value. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	69

Notes to Financial Statements	(Cont.)

charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire

70	PIMCO EQUITY SERIES

June 30, 2024

are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	71

Notes to Financial Statements	(Cont.)

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap

72	PIMCO EQUITY SERIES

June 30, 2024

agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Dividend and Income Fund	PIMCO RAE Emerging Markets Fund	PIMCO RAE Global ex-US Fund	PIMCO RAE International Fund	PIMCO RAE US Fund	PIMCO RAE US Small Fund

Allocation	X	—	X	—	—	—

Acquired Fund	X	—	X	—	—	—

Small Fund	—	—	X	—	—	—

Equity	X	X	X	X	X	X

Dividend-Oriented Stocks	X	—	—	—	—	—

Value Investing	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—	—

Emerging Markets	X	X	X	X	—	—

China	—	X	—	—	—	—

Sovereign Debt	X	—	—	—	—	—

Market	X	X	X	X	X	X

Issuer	X	X	X	X	X	X

Interest Rate	X	—	—	—	—	—

Call	X	—	—	—	—	—

Credit	X	X	X	X	X	X

High Yield and Distressed Company	X	—	—	—	—	—

Distressed Company	—	—	X	—	—	X

Currency	X	X	X	X	—	—

Real Estate	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X

Management	X	X	X	X	X	X

Small Company	—	—	X	—	—	X

Small and Mid-Cap Company	X	—	—	—	—	—

Derivatives	X	X	X	X	X	X

Model	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	—	—	—	—	—

Short Exposure	X	—	—	—	—	—

Exchange-Traded Fund	X	—	—	—	—	—

Tracking Error	X	—	—	—	—	—

Indexing	X	—	—	—	—	—

LIBOR Transition	X	—	—	—	—	—

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	73

Notes to Financial Statements	(Cont.)

The principal risks of investing in a Fund include risks from direct investments and/or for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Allocation Risk is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, a Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Dividend-Oriented Stocks Risk is the risk that companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by a Fund or a Fund receiving less income. In addition, equity securities with higher dividend yields may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. A Fund’s use of a dividend capture strategy (i.e., purchasing an equity security shortly before the issuer pays a dividend and selling it shortly thereafter) exposes a Fund to higher portfolio turnover, increased trading costs, the potential for capital loss, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading and may result in negative tax consequences.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO or the sub-adviser if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as additional risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors, fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

74	PIMCO EQUITY SERIES

June 30, 2024

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Interest Rate Risk is the risk that fixed income securities and dividend-paying equity securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, a Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield and Distressed Company Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or the sub-adviser, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or the sub-adviser and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or the sub-adviser to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Small Company Risk is the risk that the value of equity securities issued by small companies, ranked by fundamental size as determined by the sub-adviser, may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Small-Cap and Mid-Cap Company Risk is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	75

Notes to Financial Statements	(Cont.)

risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government

76	PIMCO EQUITY SERIES

June 30, 2024

interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	77

Notes to Financial Statements	(Cont.)

place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The Funds lend their securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by the Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect

78	PIMCO EQUITY SERIES

June 30, 2024

to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C
PIMCO Dividend and Income Fund	0.44%	0.25%	0.35%	0.45%	*(1)	0.35%	0.35%
PIMCO RAE Emerging Markets Fund	0.50%	0.25%	0.35%	N/A		0.35%	N/A
PIMCO RAE Global ex-US Fund	0.40%	0.15%	0.25%	N/A		0.25%	N/A
PIMCO RAE International Fund	0.30%	0.20%	0.30%	N/A		0.30%	N/A
PIMCO RAE US Fund	0.25%	0.15%	0.25%	0.35%	*(1)	0.30%	N/A
PIMCO RAE US Small Fund	0.35%	0.15%	0.25%	N/A		0.30%	N/A

(1)

PIMCO has contractually agreed, through October 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended June 30, 2024, the Distributor retained $29,582 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker dealers, from the Trust.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	79

Notes to Financial Statements	(Cont.)

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2024, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. In addition, in any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by a Fund of any portion of the advisory fee waived as set forth above (the “RAE Reimbursement Amount”) during the previous thirty-six months from the time of waiver, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees or supervisory and administrative fees pursuant to the Expense Limitation Agreement, exceed, for such month, the Expense Limit; ii) exceed the total RAE Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) as of June 30, 2024, were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Dividend and Income Fund	$13	$10	$10	$33

PIMCO RAE Emerging Markets Fund	84	98	82	264

PIMCO RAE Global ex-US Fund	6	6	5	17

PIMCO RAE International Fund	61	49	30	140

PIMCO RAE US Fund	60	79	66	205

PIMCO RAE US Small Fund	12	41	40	93

†	A zero balance may reflect actual amounts rounding to less than one thousand.

80	PIMCO EQUITY SERIES

June 30, 2024

Pursuant to a Fee Waiver, PIMCO has contractually agreed, through October 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of PIMCO Dividend and Income Fund and PIMCO RAE US Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$10

PIMCO RAE Emerging Markets Fund	82

PIMCO RAE Global ex-US Fund	5

PIMCO RAE International Fund	30

PIMCO RAE US Fund	66

PIMCO RAE US Small Fund	40

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Funds, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Funds’ assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to each Fund’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through October 31, 2024, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Dividend and Income Fund and the PIMCO RAE Global ex-US Fund in an amount equal to the expenses attributable to the advisory fees and the supervisory and administrative fees from the Underlying Funds (“Underlying Fund Fees”) indirectly incurred by each Fund in connection with its investments in Underlying Funds up to a maximum waived amount that is equal to each Fund’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amounts waived and/or reimbursed were (in thousands†):

Fund Name	Waived Fees

PIMCO Dividend and Income Fund	$0

PIMCO RAE Emerging Markets Fund	0

PIMCO RAE Global ex-US Fund	543

PIMCO RAE International Fund	0

PIMCO RAE US Fund	0

PIMCO RAE US Small Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	81

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Dividend and Income Fund	$773,146	$760,221	$87,372	$78,093

PIMCO RAE Emerging Markets Fund	0	0	1,237,789	1,053,685

PIMCO RAE Global ex-US Fund	0	0	21,352	9,954

PIMCO RAE International Fund	0	0	244,579	363,800

PIMCO RAE US Fund	0	0	967,581	911,297

PIMCO RAE US Small Fund	0	0	912,394	516,570

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Dividend and Income Fund				PIMCO RAE Emerging Markets Fund				PIMCO RAE Global ex-US Fund

	Year Ended 06/30/2024		Year Ended 06/30/2023		Year Ended 06/30/2024		Year Ended 06/30/2023		Year Ended 06/30/2024		Year Ended 06/30/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	477	$5,704	662	$7,569	82,830	$833,296	43,144	$387,287	1,237	$11,474	466	$4,103

I-2	393	4,744	257	2,921	9,814	99,733	5,444	47,894	0	0	0	0

Class A	1,353	15,963	1,360	15,469	1,615	16,021	3,608	32,922	143	1,306	989	8,646

Class C	257	3,016	330	3,756	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	68	812	80	905	5,439	53,467	12,425	104,542	804	7,467	693	5,937

I-2	54	648	69	777	426	4,155	711	5,939	2	11	2	24

Class A	446	5,344	552	6,221	82	787	122	1,007	150	1,363	164	1,373

Class C	36	436	67	755	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(958)	(11,431)	(299)	(3,403)	(74,820)	(753,528)	(62,649)	(559,064)	(757)	(7,192)	(850)	(7,574)

I-2	(422)	(5,027)	(535)	(6,112)	(3,128)	(31,494)	(3,804)	(33,994)	(2)	(16)	(25)	(231)

Class A	(1,863)	(22,189)	(1,933)	(21,881)	(1,806)	(17,206)	(2,368)	(21,630)	(241)	(2,238)	(527)	(4,634)

Class C	(622)	(7,318)	(561)	(6,374)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(781)	$(9,298)	49	$603	20,452	$205,231	(3,367)	$(35,097)	1,336	$12,175	912	$7,644

	PIMCO RAE International Fund				PIMCO RAE US Fund				PIMCO RAE US Small Fund

	Year Ended 06/30/2024		Year Ended 06/30/2023		Year Ended 06/30/2024		Year Ended 06/30/2023		Year Ended 06/30/2024		Year Ended 06/30/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	8,394	$67,062	52,136	$376,626	35,580	$473,882	52,443	$657,879	48,663	$469,830	53,865	$458,626

I-2	222	1,756	704	5,272	1,324	17,679	2,124	26,363	13,329	130,322	9,471	78,725

Class A	58	449	91	690	2,200	29,462	397	4,773	7,791	72,559	4,130	34,078
Issued as reinvestment of distributions

Institutional Class	5,627	44,736	6,573	49,026	5,391	70,218	5,753	71,427	887	8,668	5,605	47,413

I-2	94	746	64	475	300	3,870	323	3,977	157	1,516	526	4,385

Class A	65	506	44	320	110	1,392	114	1,378	148	1,394	877	7,147
Cost of shares redeemed

Institutional Class	(24,218)	(197,540)	(56,007)	(428,649)	(33,019)	(438,759)	(37,913)	(466,662)	(21,968)	(207,603)	(41,178)	(347,805)

I-2	(664)	(5,265)	(942)	(7,092)	(3,427)	(45,218)	(1,747)	(21,814)	(4,740)	(44,951)	(5,487)	(46,846)

Class A	(113)	(882)	(2,383)	(17,897)	(417)	(5,503)	(279)	(3,395)	(3,414)	(31,232)	(4,083)	(33,368)

Net increase (decrease) resulting from Fund share transactions	(10,535)	$(88,432)	280	$(21,229)	8,042	$107,023	21,215	$273,926	40,853	$400,503	23,726	$202,355

†	A zero balance may reflect actual amounts rounding to less than one thousand.

82	PIMCO EQUITY SERIES

June 30, 2024

The following table discloses the number of persons owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of June 30, 2024. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Dividend and Income Fund	2	0	22	0

PIMCO RAE Emerging Markets Fund	2	1	43	20

PIMCO RAE Global ex-US Fund	4	0	97	0

PIMCO RAE International Fund	2	2	40	40

PIMCO RAE US Fund	2	0	56	0

PIMCO RAE US Small Fund	2	0	38	0

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of June 30, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Dividend and Income Fund	$453	$0	$7,568	$(5)	$(86,920)	$0	$0	$(78,904)

PIMCO RAE Emerging Markets Fund	110,177	19,023	131,204	(8)	(195,573)	0	0	64,823

PIMCO RAE Global ex-US Fund	1,215	1,265	(5,714)	(1)	0	0	0	(3,235)

PIMCO RAE International Fund	11,257	28,343	40,286	(3)	(21,995)	0	0	57,888

PIMCO RAE US Fund	46,884	50,958	323,317	(8)	0	0	0	421,151

PIMCO RAE US Small Fund	15,117	15,218	201,976	(2)	(16,802)	0	0	215,507

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, and other debt adjustments.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end and organizational expenditures.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2023 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2023 through June 30, 2024 and Ordinary losses realized during the period January 1, 2024 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	83

Notes to Financial Statements	(Cont.)	June 30, 2024

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Dividend and Income Fund	$67,576	$19,344

PIMCO RAE Emerging Markets Fund*	117,323	78,250

PIMCO RAE Global ex-US Fund	0	0

PIMCO RAE International Fund*	10,868	11,127

PIMCO RAE US Fund	0	0

PIMCO RAE US Small Fund*	11,737	5,065

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Dividend and Income Fund	$215,632	$19,214	$(11,630)	$7,584

PIMCO RAE Emerging Markets Fund	1,706,627	313,697	(163,322)	150,375

PIMCO RAE Global ex-US Fund	112,880	5,174	(10,887)	(5,713)

PIMCO RAE International Fund	458,998	57,167	(16,786)	40,381

PIMCO RAE US Fund	1,135,794	358,001	(34,683)	323,318

PIMCO RAE US Small Fund	992,336	239,828	(37,853)	201,975

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on hyperinflationary investments, swap contracts, straddle loss deferrals, passive foreign investment companies (PFICs), interest accrued on defaulted securities, short positions, and other debt adjustments.

For the fiscal years ended June 30, 2024 and June 30, 2023, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2024			June 30, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Dividend and Income Fund	$8,346	$0	$0	$10,111	$0	$0

PIMCO RAE Emerging Markets Fund	62,752	0	0	6,007	112,024	0

PIMCO RAE Global ex-US Fund	5,101	3,740	0	1,525	5,809	0

PIMCO RAE International Fund	31,862	14,820	0	16,275	35,036	0

PIMCO RAE US Fund	36,551	40,201	0	12,100	66,350	0

PIMCO RAE US Small Fund	12,001	0	0	11,711	48,180	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

84	PIMCO EQUITY SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series® and Shareholders of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Dividend and Income Fund, PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (five of the funds constituting PIMCO Equity Series®, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2024

We have served as the auditor of one or more investment companies in PIMCO Equity Series® since 2010.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	85

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BMO	BMO Capital Markets Corporation	FICC	Fixed Income Clearing Corporation	MZF	Mizuho Securities USA LLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	ING	ING Bank NV	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol

CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

CNY	Chinese Renminbi (Mainland)	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BP0003M	3 Month GBP-LIBOR	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ADR	American Depositary Receipt	DAC	Designated Activity Company	PIK	Payment-in-Kind

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

86	PIMCO EQUITY SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2024 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

Foreign Taxes. The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid. Shareholders will receive more detailed information along with their Form 1099-DIV.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†	Foreign Source Income (000s)†	Foreign Taxes Pass Through (000s)†

PIMCO Dividend and Income Fund	15.09%	35.08%	$8,346	$0	$1,799	$0	$0

PIMCO RAE Emerging Markets Fund	0.00%	77.29%	446	0	0	80,284	16,661

PIMCO RAE Global ex-US Fund	0.00%	71.66%	2	0	63	5,879	613

PIMCO RAE International Fund	0.00%	66.48%	45	3,860	0	16,284	1,591

PIMCO RAE US Fund	77.15%	78.67%	154	1,551	108	0	0

PIMCO RAE US Small Fund	89.80%	89.47%	71	0	64	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the funds as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO Dividend and Income Fund	2.98%

PIMCO RAE Emerging Markets Fund	0.00%

PIMCO RAE Global ex-US Fund	0.00%

PIMCO RAE International Fund	0.00%

PIMCO RAE US Fund	0.00%

PIMCO RAE US Small Fund	10.53%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	87

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the PIMCO Dividend and Income Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2024 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Dividend and Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2024	$0.1261	$0.0000	$0.0030	$0.1291

June 2024	$0.1408	$0.0000	$0.0000	$0.1408

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2024	$0.1237	$0.0000	$0.0029	$0.1266

June 2024	$0.1382	$0.0000	$0.0000	$0.1382

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2024	$0.1171	$0.0000	$0.0028	$0.1199

June 2024	$0.1304	$0.0000	$0.0000	$0.1304

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

March 2024	$0.0970	$0.0000	$0.0023	$0.0993

June 2024	$0.1050	$0.0000	$0.0000	$0.1050

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

88	PIMCO EQUITY SERIES

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PES3003FSAR_063024

PIMCO EQUITY SERIES®

Annual Financial and Other Information

June 30, 2024

Equity Exchange-Traded Funds

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF | MFEM | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor International Equity ETF | MFDX | NYSE Arca

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF | MFUS | NYSE Arca

PIMCO RAFI ESG U.S. ETF | RAFE | NYSE Arca

This material is authorized for use only when preceded or accompanied by the current PIMCO Equity Series prospectus. The Shareholder Reports for the other series of the PIMCO Equity Series are printed separately.

Important Information About the Funds

PIMCO Equity Series (the “Trust”) is an open-end management investment company that includes PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (each, a “Fund” and collectively, the “Funds”). Each Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. A Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that equity funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds are subject to notable risks. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions.

The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all equity securities.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Fund and its shareholders.

2	PIMCO EQUITY SERIES

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

A Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Engaging in a responsible investment strategy, which may select or exclude securities of certain issuers for reasons other than performance, carries the risk that a Fund, to the extent a fund engages in a responsible investment strategy, may underperform funds that do not utilize a responsible investment strategy. The application of this strategy may affect a Fund’s exposure to certain sectors or types of investments, which could negatively impact the Fund’s performance. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized or any judgment exercised in pursuing a responsible investment strategy will reflect the beliefs or values of any particular investor. In evaluating a company, the information and data obtained through voluntary or third-party reporting may be incomplete, inaccurate or unavailable, which could cause an incorrect assessment of a company’s business practices with respect to the environment, social responsibility and corporate governance (“ESG practices”). Socially responsible norms differ by region, and a company’s ESG practices or the assessment of a company’s ESG practices may change over time.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	08/31/17	Diversified
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	08/31/17	Diversified
PIMCO RAFI ESG U.S. ETF	12/18/19	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the Funds	(Cont.)

agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

On each business day, before commencement of trading on NYSE Arca, each Fund will disclose on www.pimcoetfs.com the identities and quantities of each Fund’s portfolio holdings. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Funds’ website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimcoetfs.com, and will be made available, upon request, by calling PIMCO at (888) 400-4ETF.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO EQUITY SERIES

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total	Net Asset Value End of Year or Period(a)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

06/30/2024	$18.46	$0.63	$2.22	$2.85	$(0.80)	$0.00	$(0.80)	$20.51

06/30/2023	18.33	0.75	0.61	1.36	(0.64)	(0.59)	(1.23)	18.46

06/30/2022	31.06	1.21	(6.94)	(5.73)	(2.46)	(4.54)	(7.00)	18.33

06/30/2021	20.84	0.50	10.14	10.64	(0.42)	0.00	(0.42)	31.06

06/30/2020	24.24	0.59	(3.41)	(2.82)	(0.58)	0.00	(0.58)	20.84

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

06/30/2024	$28.08	$0.87	$2.09	$2.96	$(0.86)	$0.00	$(0.86)	$30.18

06/30/2023	25.16	0.95	2.78	3.73	(0.81)	0.00	(0.81)	28.08

06/30/2022	29.66	0.95	(4.57)	(3.62)	(0.88)	0.00	(0.88)	25.16

06/30/2021	22.86	0.69	6.53	7.22	(0.42)	0.00	(0.42)	29.66

06/30/2020	24.94	0.53	(1.84)	(1.31)	(0.77)	0.00	(0.77)	22.86

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

06/30/2024	$39.42	$0.70	$8.07	$8.77	$(0.77)	$0.00	$(0.77)	$47.42

06/30/2023	36.24	0.87	3.13	4.00	(0.82)	0.00	(0.82)	39.42

06/30/2022	39.00	0.75	(2.90)	(2.15)	(0.61)	0.00	(0.61)	36.24

06/30/2021	27.74	0.52	11.28	11.80	(0.54)	0.00	(0.54)	39.00

06/30/2020	29.21	0.62	(1.44)	(0.82)	(0.65)	0.00	(0.65)	27.74

PIMCO RAFI ESG U.S. ETF

06/30/2024	$30.38	$0.64	$4.81	$5.45	$(0.61)	$0.00	$(0.61)	$35.22

06/30/2023	27.58	0.64	2.79	3.43	(0.63)	0.00	(0.63)	30.38

06/30/2022	30.72	0.60	(3.22)	(2.62)	(0.52)	0.00	(0.52)	27.58

06/30/2021	21.40	0.51	9.32	9.83	(0.51)	0.00	(0.51)	30.72

12/18/2019 - 06/30/2020	25.00	0.33	(3.72)	(3.39)	(0.21)	0.00	(0.21)	21.40

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

6	PIMCO EQUITY SERIES	See Accompanying Notes

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

15.97%	$105,002	0.50%	0.51%	0.49%	0.50%	3.35%	39%

7.99	90,844	0.50	0.51	0.49	0.50	4.15	74

(23.00)	75,517	0.49	0.50	0.49	0.50	4.50	54

51.62	494,452	0.50	0.51	0.50	0.51	1.91	58

(11.86)	619,324	0.49	0.50	0.49	0.50	2.66	59

10.81%	$253,544	0.39%	0.40%	0.39%	0.40%	3.02%	29%

15.22	146,028	0.39	0.40	0.39	0.40	3.60	27

(12.60)	85,539	0.39	0.40	0.39	0.40	3.30	39

31.87	88,978	0.40	0.40	0.40	0.40	2.54	48

(5.37)	24,231	0.40	0.41	0.40	0.41	2.21	35

22.57%	$147,940	0.29%	0.30%	0.29%	0.30%	1.67%	41%

11.20	126,948	0.29	0.30	0.29	0.30	2.27	45

(5.66)	94,954	0.29	0.30	0.29	0.30	1.88	43

43.02	82,677	0.29	0.30	0.29	0.30	1.53	63

(2.80)	25,525	0.30	0.31	0.30	0.31	2.12	36

18.17%	$52,835	0.29%	0.30%	0.29%	0.30%	1.99%	18%

12.69	33,419	0.29	0.30	0.29	0.30	2.25	17

(8.73)	28,615	0.29	0.30	0.29	0.30	1.94	26

46.63	20,584	0.30	0.31	0.30	0.31	1.91	32

(13.42)	8,988	0.30 *	0.86 *	0.30 *	0.86 *	2.75 *	12

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statements of Assets and Liabilities	June 30, 2024

(Amounts in thousands†, except per share amounts)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Assets:

Investments, at value
Investments in securities*^	$104,966	$252,387	$147,876	$52,812
Investments in Affiliates	8	0	0	0
Cash	1	0	0	0
Foreign currency, at value	73	470	0	0
Receivable for investments sold	0	77	0	0
Interest and/or dividends receivable	605	866	96	35
Reimbursement receivable from PIMCO	1	2	1	0
Total Assets	105,654	253,802	147,973	52,847

Liabilities:
Payable for investments purchased	$0	$181	$0	$0
Payable upon return of securities loaned	8	0	0	0
Accrued management fees	39	77	33	12
Accrued taxes payable	605	0	0	0
Total Liabilities	652	258	33	12

Commitments and Contingent Liabilities^^

Net Assets	$105,002	$253,544	$147,940	$52,835

Net Assets Consist of:

Paid in capital	$99,024	$239,143	$145,301	$49,526
Distributable earnings (accumulated loss)	5,978	14,401	2,639	3,309

Net Assets	$105,002	$253,544	$147,940	$52,835

Shares Issued and Outstanding	5,120	8,400	3,120	1,500

Net Asset Value Per Share Outstanding(a):	$20.51	$30.18	$47.42	$35.22

Cost of investments in securities	$92,765	$224,604	$122,193	$46,796
Cost of investments in Affiliates	$8	$0	$0	$0
Cost of foreign currency held	$120	$470	$0	$0

* Includes repurchase agreements of:	$632	$1,203	$712	$322
^ Includes securities on loan of:	$7	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

8	PIMCO EQUITY SERIES	See Accompanying Notes

Statements of Operations

Year Ended June 30, 2024
(Amounts in thousands†)	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Investment Income:

Interest	$13	$23	$14	$6
Dividends, net of foreign taxes*	3,570	6,880	2,608	987
Total Income	3,583	6,903	2,622	993

Expenses:

Management fees	455	788	387	126
Trustee fees	5	9	7	2
Interest expense	8	5	0	0
Miscellaneous expense	5	11	6	2
Total Expenses	473	813	400	130
Waiver and/or Reimbursement by PIMCO	(5)	(9)	(7)	(2)
Net Expenses	468	804	393	128

Net Investment Income (Loss)	3,115	6,099	2,229	865

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	225	(1,460)	(1,965)	(413)
In-kind redemptions	0	2,947	17,976	2,376
Over the counter financial derivative instruments	3	(5)	0	0
Foreign currency	(89)	(1)	0	0

Net Realized Gain (Loss)	139	1,481	16,011	1,963

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	10,751	15,369	8,963	5,025
Foreign currency assets and liabilities	(27)	(5)	0	0

Net Change in Unrealized Appreciation (Depreciation)	10,724	15,364	8,963	5,025

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,978	$22,944	$27,203	$7,853

* Foreign tax withholdings - Dividends	$487	$762	$0	$0
** Foreign capital gains tax	$100	0	0	0
*** Foreign capital gains tax	$(504)	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets

	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF		PIMCO RAFI Dynamic Multi-Factor International Equity ETF		PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF		PIMCO RAFI ESG U.S. ETF

(Amounts in thousands†)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,115	$3,399	$6,099	$4,181	$2,229	$2,610	$865	$667
Net realized gain (loss)	139	(1,899)	1,481	(1,280)	16,011	(3,365)	1,963	(250)
Net change in unrealized appreciation (depreciation)	10,724	4,076	15,364	13,989	8,963	12,671	5,025	3,022

Net Increase (Decrease) in Net Assets Resulting from Operations	13,978	5,576	22,944	16,890	27,203	11,916	7,853	3,439

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(3,936)	(5,242)	(5,382)	(3,254)	(2,443)	(2,406)	(807)	(651)

Total Distributions(a)	(3,936)	(5,242)	(5,382)	(3,254)	(2,443)	(2,406)	(807)	(651)

Fund Share Transactions:

Receipts for shares sold	4,126	32,852	95,969	46,853	40,269	26,243	17,598	8,732
Cost of shares redeemed	(10)	(17,859)	(6,015)	0	(44,037)	(3,759)	(5,228)	(6,716)
Net increase (decrease) resulting from Fund share transactions	4,116	14,993	89,954	46,853	(3,768)	22,484	12,370	2,016

Total Increase (Decrease) in Net Assets	14,158	15,327	107,516	60,489	20,992	31,994	19,416	4,804

Net Assets:

Beginning of year	90,844	75,517	146,028	85,539	126,948	94,954	33,419	28,615
End of year	$105,002	$90,844	$253,544	$146,028	$147,940	$126,948	$52,835	$33,419

Shares of Beneficial Interest:

Shares sold	200	1,800	3,400	1,800	900	700	550	300
Shares redeemed	0	(1,000)	(200)	0	(1,000)	(100)	(150)	(238)
Net increase (decrease) in shares outstanding	200	800	3,200	1,800	(100)	600	400	62

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

COMMON STOCKS 96.7%

BRAZIL 2.8%

COMMUNICATION SERVICES 0.2%

Telefonica Brasil SA	14,573	$118

TIM SA	27,700	79

		197

CONSUMER DISCRETIONARY 0.3%

Vibra Energia SA	89,332	334

CONSUMER STAPLES 0.9%

Atacadao SA	21,300	34

BRF SA (b)	33,358	135

Cogna Educacao SA (b)	131,400	42

JBS SA (b)	96,760	558

Marfrig Global Foods SA (b)	61,100	135

Raia Drogasil SA	10,359	48

		952

ENERGY 0.2%

Ultrapar Participacoes SA	47,988	185

FINANCIALS 0.2%

B3 SA - Brasil Bolsa Balcao	26,802	49

Banco Santander Brasil SA	12,400	61

BB Seguridade Participacoes SA	5,397	32

Porto Seguro SA	2,300	12

		154

INDUSTRIALS 0.0%

WEG SA	1,281	10

MATERIALS 0.9%

Cia Siderurgica Nacional SA	26,577	61

Klabin SA	38,229	147

Suzano SA	15,792	161

Vale SA	55,300	616

		985

UTILITIES 0.1%

Companhia Paranaense de Energia	16,189	24

CPFL Energia SA	3,700	22

Energisa SA	7,300	59

Engie Brasil Energia SA	3,235	26

		131

Total Brazil		2,948

CHILE 0.7%

CONSUMER STAPLES 0.2%

Cencosud SA	60,565	114

Cia Cervecerias Unidas SA	10,550	61

		175

ENERGY 0.1%

Empresas Copec SA	6,275	48

FINANCIALS 0.3%

Banco de Chile	1,388,662	155

	SHARES	MARKET VALUE (000S)

Banco de Credito e Inversiones SA	1,126	$32

Banco Itau Chile SA	900	10

Banco Santander Chile	2,897,759	136

		333

MATERIALS 0.0%

Empresas CMPC SA	18,166	34

UTILITIES 0.1%

Colbun SA	399,094	52

Enel Americas SA	357,295	33

Enel Chile SA	699,367	39

		124

Total Chile		714

CHINA 25.0%

COMMUNICATION SERVICES 2.2%

China Tower Corp. Ltd. ‘H’	188,000	24

China United Network Communications Ltd. ‘A’	454,600	293

Focus Media Information Technology Co. Ltd. ‘A’	73,100	61

NetEase, Inc.	37,615	718

Tencent Holdings Ltd.	12,300	584

Tencent Music Entertainment Group ADR	40,622	571

		2,251

CONSUMER DISCRETIONARY 0.2%

ANTA Sports Products Ltd.	18,200	174

BAIC Motor Corp. Ltd. ‘H’	123,000	31

		205

CONSUMER STAPLES 2.0%

China Feihe Ltd.	126,000	58

China Tourism Group Duty Free Corp. Ltd. ‘H’	2,500	15

China Yongda Automobiles Services Holdings Ltd.	49,500	11

Chongqing Changan Automobile Co. Ltd. ‘A’	13,600	25

Dongfeng Motor Group Co. Ltd. ‘H’	144,000	41

Foshan Haitian Flavouring & Food Co. Ltd. ‘A’	3,200	15

Fuyao Glass Industry Group Co. Ltd. ‘H’	6,000	35

Great Wall Motor Co. Ltd. ‘H’	25,500	39

Guangdong Haid Group Co. Ltd. ‘A’	8,900	58

Haier Smart Home Co. Ltd.	33,200	111

Henan Shuanghui Investment & Development Co. Ltd. ‘A’	30,100	99

Hengan International Group Co. Ltd.	23,000	70

Huayu Automotive Systems Co. Ltd. ‘A’	28,700	65

Kweichow Moutai Co. Ltd. ‘A’	1,700	343

Midea Group Co. Ltd. ‘A’	8,600	76

Muyuan Foods Co. Ltd. ‘A’	16,200	97

New Hope Liuhe Co. Ltd. ‘A’ (b)	26,500	33

Nongfu Spring Co. Ltd. ‘H’	18,200	86

SAIC Motor Corp. Ltd. ‘A’	49,800	95

Shanghai Yuyuan Tourist Mart Group Co. Ltd. ‘A’	32,400	23

	SHARES	MARKET VALUE (000S)

Shenzhou International Group Holdings Ltd.	13,200	$129

Tingyi Cayman Islands Holding Corp.	94,000	113

Topsports International Holdings Ltd.	77,000	41

Uni-President China Holdings Ltd.	45,000	41

Wens Foodstuffs Group Co. Ltd. ‘A’	72,700	198

Wuchan Zhongda Group Co. Ltd. ‘A’	142,500	85

Wuliangye Yibin Co. Ltd. ‘A’ (b)	3,700	65

Yum China Holdings, Inc.	2,064	64

		2,131

ENERGY 2.1%

China Coal Energy Co. Ltd. ‘H’	29,000	34

China Merchants Energy Shipping Co. Ltd. (b)	13,000	15

China Petroleum & Chemical Corp. ‘H’	610,000	394

China Shenhua Energy Co. Ltd. ‘H’	175,500	809

Guanghui Energy Co. Ltd. ‘A’	10,000	9

PetroChina Co. Ltd. ‘H’	414,000	418

Shaanxi Coal Industry Co. Ltd. ‘A’	52,900	188

Shanxi Coking Coal Energy Group Co. Ltd. ‘A’ (b)	25,900	37

Shanxi Lu’an Environmental Energy Development Co. Ltd. ‘A’	6,600	16

Yankuang Energy Group Co. Ltd. ‘H’	206,700	295

		2,215

FINANCIALS 6.7%

Agricultural Bank of China Ltd. ‘H’	1,851,000	790

Bank of Beijing Co. Ltd. ‘A’	206,400	166

Bank of Changsha Co. Ltd. ‘A’	44,800	50

Bank of China Ltd. ‘H’	2,174,000	1,071

Bank of Chongqing Co. Ltd. ‘H’	36,500	24

Bank of Communications Co. Ltd. ‘H’	690,000	541

Bank of Guiyang Co. Ltd. ‘A’	70,600	51

Bank of Hangzhou Co. Ltd. ‘A’	42,600	76

Bank of Jiangsu Co. Ltd. ‘A’	348,500	356

Bank of Nanjing Co. Ltd. ‘A’	76,400	109

Bank of Shanghai Co. Ltd. ‘A’	98,000	98

China Cinda Asset Management Co. Ltd. ‘H’	367,000	31

China CITIC Bank Corp. Ltd. ‘H’	443,000	284

China Construction Bank Corp. ‘H’	1,394,000	1,030

China Everbright Bank Co. Ltd. ‘H’	592,000	184

China Galaxy Securities Co. Ltd. ‘H’	44,000	23

China Minsheng Banking Corp. Ltd. ‘H’	501,000	173

China Zheshang Bank Co. Ltd. ‘H’	359,000	96

Chongqing Rural Commercial Bank Co. Ltd. ‘H’	230,000	113

CNPC Capital Co. Ltd. ‘A’	27,100	21

Guosen Securities Co. Ltd. ‘A’	39,200	47

Huaxia Bank Co. Ltd. ‘A’	114,800	101

Industrial & Commercial Bank of China Ltd. ‘H’	1,700,000	1,010

Industrial Bank Co. Ltd. ‘A’ (b)	17,300	42

Lufax Holding Ltd. ADR	31,436	75

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Ping An Insurance Group Co. of China Ltd. ‘H’	81,000	$367

Shanghai Pudong Development Bank Co. Ltd. ‘A’	116,600	132

		7,061

HEALTH CARE 0.8%

China Resources Pharmaceutical Group Ltd.	126,500	94

CSPC Pharmaceutical Group Ltd.	267,680	213

Jiangsu Hengrui Pharmaceuticals Co. Ltd. ‘A’ (b)	7,300	39

Jointown Pharmaceutical Group Co. Ltd. ‘A’	41,943	28

Shandong Buchang Pharmaceuticals Co. Ltd. ‘A’	17,000	35

Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ‘A’	2,400	96

Sinopharm Group Co. Ltd. ‘H’	75,600	201

Yunnan Baiyao Group Co. Ltd. ‘A’	10,700	75

		781

INDUSTRIALS 3.2%

AECC Aviation Power Co. Ltd. ‘A’	11,800	59

China Communications Services Corp. Ltd. ‘H’	112,000	60

China CSSC Holdings Ltd. ‘A’	25,600	143

China International Marine Containers Group Co. Ltd. ‘H’	79,600	72

China Lesso Group Holdings Ltd. ‘L’	39,000	16

China Railway Group Ltd. ‘H’	337,000	186

China State Construction Engineering Corp. Ltd. ‘A’	505,100	369

CITIC Ltd.	165,000	150

COSCO SHIPPING Holdings Co. Ltd. ‘H’	173,000	302

Daqin Railway Co. Ltd. ‘A’	247,900	244

Fosun International Ltd.	47,000	25

Horizon Construction Development Ltd. (b)	12,592	2

Jiangsu Expressway Co. Ltd. ‘H’	90,000	96

Jiangsu Zhongtian Technology Co. Ltd. ‘A’	52,900	115

Metallurgical Corp. of China Ltd. ‘H’	478,000	98

NARI Technology Co. Ltd. ‘A’	34,000	117

Power Construction Corp. of China Ltd. ‘A’	215,900	166

Qingdao Port International Co. Ltd.	43,000	33

Sany Heavy Industry Co. Ltd. ‘A’	45,000	102

Shanghai Construction Group Co. Ltd. ‘A’	125,500	37

Shanghai International Port Group Co. Ltd. ‘A’	24,100	19

Shanghai Tunnel Engineering Co. Ltd. ‘A’	86,900	78

Sichuan Road & Bridge Group Co. Ltd. ‘A’ (b)	14,780	16

Sinopec Engineering Group Co. Ltd. ‘H’	69,000	48

Sinotrans Ltd. ‘H’	123,000	60

Sinotruk Hong Kong Ltd.	62,000	161

TBEA Co. Ltd. ‘A’	57,990	110

Weichai Power Co. Ltd. ‘H’	29,000	55

Xiamen C & D, Inc. ‘A’	86,000	106

Xiamen ITG Group Corp. Ltd. ‘A’	67,400	66

Xiamen Xiangyu Co. Ltd. ‘A’	34,000	32

Yutong Bus Co Ltd. ‘A’	7,700	27

	SHARES	MARKET VALUE (000S)

Zhejiang Chint Electrics Co. Ltd. ‘A’	15,900	$42

Zhejiang Expressway Co. Ltd. ‘H’	58,000	39

Zoomlion Heavy Industry Science & Technology Co. Ltd. ‘H’	18,800	12

ZTO Express Cayman, Inc.	6,103	127

		3,390

INFORMATION TECHNOLOGY 2.3%

360 Security Technology, Inc. ‘A’	33,200	35

AAC Technologies Holdings, Inc.	20,000	78

Avary Holding Shenzhen Co. Ltd. ‘A’	15,100	82

BYD Electronic International Co. Ltd.	11,000	55

China Railway Signal & Communication Corp. Ltd. ‘H’	258,000	111

Foxconn Industrial Internet Co. Ltd. ‘A’	70,000	260

Lenovo Group Ltd.	522,000	733

Luxshare Precision Industry Co. Ltd. ‘A’ (b)	6,900	37

Shenzhen Transsion Holdings Co. Ltd. ‘A’	1,540	16

Sunny Optical Technology Group Co. Ltd.	22,200	137

TCL Technology Group Corp. ‘A’	18,000	11

Tianma Microelectronics Co. Ltd. ‘A’ (b)	35,300	35

Trip.com Group Ltd. (b)	7,750	367

Vipshop Holdings Ltd.	8,695	113

Xiaomi Corp. ‘B’ (b)	165,000	347

		2,417

MATERIALS 2.6%

Aluminum Corp. of China Ltd. ‘H’	502,000	342

Angang Steel Co. Ltd. ‘H’ (b)	148,000	23

Anhui Conch Cement Co. Ltd. ‘H’	139,500	332

Baoshan Iron & Steel Co. Ltd. ‘A’	205,500	188

China Hongqiao Group Ltd.	415,000	626

China National Building Material Co. Ltd. ‘H’	344,000	123

CMOC Group Ltd. ‘H’	93,000	85

Hengli Petrochemical Co. Ltd. ‘A’	18,000	34

Hesteel Co. Ltd. ‘A’	146,500	39

Huaxin Cement Co. Ltd. ‘H’	21,400	21

Hunan Valin Steel Co. Ltd. ‘A’	75,400	46

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. ‘A’	20,700	10

Jiangxi Copper Co. Ltd. ‘H’	111,000	221

Luxi Chemical Group Co. Ltd. ‘A’	16,900	27

Maanshan Iron & Steel Co. Ltd. ‘H’	84,000	12

Nanjing Iron & Steel Co. Ltd. ‘A’	72,300	50

Ningxia Baofeng Energy Group Co. Ltd. ‘A’ (b)	29,700	71

Shandong Chenming Paper Holdings Ltd. ‘H’ (b)	28,500	6

Shandong Gold Mining Co. Ltd. ‘H’	10,500	21

Shanxi Taigang Stainless Steel Co. Ltd. ‘A’ (b)	72,700	34

Sinopec Shanghai Petrochemical Co. Ltd. ‘H’ (b)	188,000	26

Tongling Nonferrous Metals Group Co. Ltd. ‘A’	99,700	49

Xinxing Ductile Iron Pipes Co. Ltd. ‘A’	145,900	70

Xinyu Iron & Steel Co. Ltd. ‘A’	58,800	27

Zhongjin Gold Corp. Ltd. ‘A’ (b)	18,700	38

	SHARES	MARKET VALUE (000S)

Zijin Mining Group Co. Ltd. ‘H’	108,000	$228

		2,749

REAL ESTATE 0.9%

Agile Group Holdings Ltd. ^(a)(b)	262,000	17

China Merchants Shekou Industrial Zone Holdings Co. Ltd. ‘A’ (b)	31,300	38

China Vanke Co. Ltd. ‘H’	532,700	317

Country Garden Holdings Co. Ltd. «(b)	3,850,000	239

Financial Street Holdings Co. Ltd. ‘A’	50,800	16

Greentown China Holdings Ltd.	21,000	17

Longfor Group Holdings Ltd.	116,000	158

Seazen Group Ltd. (b)	584,000	102

Seazen Holdings Co. Ltd. ‘A’ (b)	30,100	37

Youngor Group Co. Ltd. ‘A’	27,600	27

		968

UTILITIES 2.0%

CGN Power Co. Ltd. ‘H’	1,386,000	609

China National Nuclear Power Co. Ltd. ‘A’	219,600	322

China Yangtze Power Co. Ltd. ‘A’	164,100	653

ENN Energy Holdings Ltd.	30,900	255

GD Power Development Co. Ltd. ‘A’	271,400	224

Huadian Power International Corp. Ltd. ‘H’	30,000	18

Huaneng Lancang River Hydropower, Inc. ‘A’	12,700	19

SDIC Power Holdings Co. Ltd. ‘A’ (b)	9,100	23

Shenergy Co. Ltd. ‘A’	10,300	12

		2,135

Total China		26,303

GREECE 0.4%

COMMUNICATION SERVICES 0.1%

Hellenic Telecommunications Organization SA (b)	4,021	58

CONSUMER STAPLES 0.1%

JUMBO SA (b)	1,965	57

OPAP SA	3,593	56

		113

ENERGY 0.0%

Motor Oil Hellas Corinth Refineries SA	737	19

FINANCIALS 0.1%

Eurobank Ergasias Services & Holdings SA ‘A’ (b)	32,150	70

National Bank of Greece SA (b)	8,469	70

		140

INDUSTRIALS 0.1%

Mytilineos SA	666	25

Star Bulk Carriers Corp.	2,649	64

		89

Total Greece		419

12	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)
HONG KONG 1.8%

CONSUMER STAPLES 0.1%

Geely Automobile Holdings Ltd.	68,000	$76

FINANCIALS 0.5%

BOC Hong Kong Holdings Ltd.	122,000	377

China Taiping Insurance Holdings Co. Ltd.	85,200	87

Far East Horizon Ltd.	68,000	44

		508

INDUSTRIALS 0.3%

China Everbright Environment Group Ltd.	222,000	111

Orient Overseas International Ltd.	7,000	114

Shanghai Industrial Holdings Ltd.	23,000	34

Shenzhen International Holdings Ltd.	60,000	48

		307

MATERIALS 0.0%

China Resources Cement Holdings Ltd.	62,000	11

REAL ESTATE 0.2%

China Jinmao Holdings Group Ltd.	306,000	24

China Overseas Land & Investment Ltd.	128,500	223

		247

UTILITIES 0.7%

Beijing Enterprises Holdings Ltd.	28,000	94

China Power International Development Ltd.	48,000	25

China Resources Gas Group Ltd.	51,700	181

China Resources Power Holdings Co. Ltd.	30,000	92

Guangdong Investment Ltd.	182,000	106

Kunlun Energy Co. Ltd.	208,000	215

		713

Total Hong Kong		1,862

INDIA 16.8%

COMMUNICATION SERVICES 0.7%

Bharti Airtel Ltd. (b)	31,710	549

Indus Towers Ltd. (b)	28,034	126

Vodafone Idea Ltd. (b)	65,354	14

		689

CONSUMER DISCRETIONARY 0.4%

Bajaj Auto Ltd.	2,554	291

Bharat Forge Ltd.	3,280	66

Exide Industries Ltd. (b)	3,281	22

		379

CONSUMER STAPLES 2.2%

Avenue Supermarts Ltd. (b)	1,214	69

Bosch Ltd.	180	74

Britannia Industries Ltd. (b)	927	61

Colgate-Palmolive India Ltd.	1,512	52

Dabur India Ltd.	3,957	28

	SHARES	MARKET VALUE (000S)

Hero MotoCorp Ltd.	3,167	$212

Hindustan Unilever Ltd.	7,001	207

ITC Ltd.	102,142	520

Mahindra & Mahindra Ltd.	6,922	238

Marico Ltd.	4,545	33

Maruti Suzuki India Ltd.	889	128

Nestle India Ltd.	3,452	106

Rajesh Exports Ltd.	14,587	49

Samvardhana Motherson International Ltd. (b)	26,097	59

Tata Consumer Products Ltd.	2,445	32

Tata Motors Ltd.	22,780	270

TVS Motor Co. Ltd.	1,419	40

Vardhman Textiles Ltd.	2,374	14

Varun Beverages Ltd.	4,122	80

		2,272

ENERGY 3.1%

Bharat Petroleum Corp. Ltd. (b)	91,023	331

Coal India Ltd.	52,096	295

Hindustan Petroleum Corp. Ltd.	67,070	267

Indian Oil Corp. Ltd.	237,533	471

Oil & Natural Gas Corp. Ltd. (b)	182,448	599

Oil India Ltd.	17,464	151

Petronet LNG Ltd.	32,010	126

Reliance Industries Ltd. (b)	27,407	1,027

		3,267

FINANCIALS 1.8%

Bank of Baroda	16,252	54

Bank of India	12,588	18

Canara Bank	58,932	84

Cholamandalam Financial Holdings Ltd.	1,644	29

HDFC Asset Management Co. Ltd.	597	29

ICICI Lombard General Insurance Co. Ltd.	754	16

ICICI Prudential Life Insurance Co. Ltd.	2,075	15

Indiabulls Housing Finance Ltd. ‘L’	72,066	143

Indian Bank	2,571	17

Indian Railway Finance Corp. Ltd.	38,535	80

LIC Housing Finance Ltd. (b)	2,967	28

Life Insurance Corp. of India (b)	2,903	34

Muthoot Finance Ltd.	1,670	36

Power Finance Corp. Ltd.	102,786	597

Punjab National Bank	41,754	62

RBL Bank Ltd.	8,773	28

REC Ltd.	32,586	205

Shriram Finance Ltd.	3,944	137

State Bank of India	24,314	247

Sundaram Finance Ltd.	341	19

Union Bank of India Ltd.	16,139	26

		1,904

HEALTH CARE 0.9%

Alkem Laboratories Ltd.	355	21

Aurobindo Pharma Ltd.	2,691	39

Cipla Ltd.	7,854	139

Divi’s Laboratories Ltd.	1,876	103

Dr Reddy’s Laboratories Ltd.	2,170	167

Glenmark Pharmaceuticals Ltd. (b)	895	13

Lupin Ltd. (b)	5,448	106

Sun Pharmaceutical Industries Ltd.	14,133	258

	SHARES	MARKET VALUE (000S)

Torrent Pharmaceuticals Ltd.	1,826	$61

Zydus Lifesciences Ltd.	3,509	45

		952

INDUSTRIALS 1.6%

Adani Ports & Special Economic Zone Ltd.	6,573	116

Ashok Leyland Ltd.	9,236	27

Bharat Electronics Ltd.	43,255	158

Bharat Heavy Electricals Ltd.	16,379	59

Bharat Petroleum Corp. Ltd. (b)	91,023	332

Container Corp. Of India Ltd. (b)	1,198	15

Cummins India Ltd.	516	24

Hindustan Aeronautics Ltd.	2,443	154

Hindustan Petroleum Corp. (b)	33,535	134

InterGlobe Aviation Ltd. (b)	1,160	59

Larsen & Toubro Ltd.	10,108	429

NCC Ltd. (b)	4,900	19

Polycab India Ltd.	488	39

Rail Vikas Nigam Ltd.	4,227	21

Siemens Ltd.	634	59

Voltas Ltd.	744	13

		1,658

INFORMATION TECHNOLOGY 2.3%

HCL Technologies Ltd.	10,533	184

Infosys Ltd.	29,541	554

LTIMindtree Ltd.	446	29

Mphasis Ltd.	2,455	72

Oracle Financial Services Software Ltd.	616	73

Redington Ltd.	19,323	49

Tata Consultancy Services Ltd.	20,790	971

Tech Mahindra Ltd.	13,380	229

Wipro Ltd.	21,729	134

Zomato Ltd. (b)	60,715	146

		2,441

MATERIALS 2.0%

Ambuja Cements Ltd.	3,753	30

Asian Paints Ltd.	2,672	93

Coromandel International Ltd.	1,681	32

Grasim Industries Ltd.	1,589	51

Gujarat State Fertilizers & Chemicals Ltd.	8,621	25

Hindalco Industries Ltd. (b)	13,451	111

Jindal Saw Ltd.	9,002	59

Jindal Stainless Ltd. (b)	3,650	36

Jindal Steel & Power Ltd. (b)	10,288	129

National Aluminium Co. Ltd.	58,085	130

NMDC Ltd. (b)	35,663	105

Rain Industries Ltd. (b)	5,238	10

Steel Authority of India Ltd. (b)	128,731	229

Supreme Industries Ltd.	2,078	148

Tata Steel Ltd.	225,327	469

UltraTech Cement Ltd.	990	138

Vedanta Ltd.	54,157	295

		2,090

REAL ESTATE 0.1%

DLF Ltd.	8,746	86

Macrotech Developers Ltd. (b)	2,103	38

Prestige Estates Projects Ltd. (b)	783	18

		142

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
UTILITIES 1.7%

Adani Energy Solutions Ltd. (b)	774	$9

Adani Power Ltd. (b)	9,788	84

GAIL India Ltd.	17,919	47

Gujarat State Petronet Ltd.	4,653	17

Jaiprakash Power Ventures Ltd. (b)	297,614	70

JSW Energy Ltd.	4,824	42

NHPC Ltd.	80,551	97

NTPC Ltd.	121,588	551

Power Grid Corp. of India Ltd.	166,099	658

PTC India Ltd.	16,092	40

Reliance Infrastructure Ltd. (b)	18,746	45

Reliance Power Ltd. (b)	206,423	71

Tata Power Co. Ltd.	17,911	95

Torrent Power Ltd.	908	16

		1,842

Total India		17,636

INDONESIA 0.9%

COMMUNICATION SERVICES 0.2%

Telkom Indonesia Persero Tbk PT	1,096,700	208

CONSUMER STAPLES 0.1%

Gudang Garam Tbk PT	20,300	22

Indofood CBP Sukses Makmur Tbk PT	58,600	37

Indofood Sukses Makmur Tbk PT	28,200	11

Sumber Alfaria Trijaya Tbk PT	302,500	51

		121

ENERGY 0.1%

Adaro Energy Indonesia Tbk PT	639,100	109

Indo Tambangraya Megah Tbk PT	22,500	33

United Tractors Tbk PT	7,900	10

		152

FINANCIALS 0.3%

Bank Central Asia Tbk PT	274,100	166

Bank Mandiri Persero Tbk PT	350,400	131

		297

HEALTH CARE 0.0%

Kalbe Farma Tbk PT	406,200	38

MATERIALS 0.2%

Amman Mineral Internasional PT (b)	105,100	71

Barito Pacific Tbk PT	218,849	13

Chandra Asri Petrochemical Tbk PT	86,300	49

Indocement Tunggal Prakarsa Tbk PT	46,100	20

		153

Total Indonesia		969

IRELAND 0.4%

INFORMATION TECHNOLOGY 0.4%

PDD Holdings, Inc. ADR (b)	2,951	392

Total Ireland		392

	SHARES	MARKET VALUE (000S)
KUWAIT 0.2%

COMMUNICATION SERVICES 0.0%

Mobile Telecommunications Co. KSCP	33,058	$48

CONSUMER STAPLES 0.0%

Humansoft Holding Co. KSC	317	3

FINANCIALS 0.2%

Al Ahli Bank of Kuwait KSCP	3,970	4

Boubyan Bank KSCP	11,042	21

Gulf Bank KSCP	6,742	6

Kuwait Finance House KSCP	73,809	171

		202

INDUSTRIALS 0.0%

National Industries Group Holding SAK	6,101	4

REAL ESTATE 0.0%

Mabanee Co. KPSC	1,640	4

Total Kuwait		261

MALAYSIA 1.8%

COMMUNICATION SERVICES 0.1%

Axiata Group Bhd	45,900	25

CelecomDigi Bhd	27,300	21

Maxis Bhd	37,200	28

Telekom Malaysia Bhd	37,300	54

		128

CONSUMER STAPLES 0.2%

Genting Bhd	48,000	48

Genting Malaysia Bhd	100,500	54

IOI Corp. Bhd	28,800	23

Kuala Lumpur Kepong Bhd	7,300	32

PPB Group Bhd	7,000	21

SD Guthrie Bhd	31,600	28

		206

ENERGY 0.0%

Petronas Dagangan Bhd	3,600	13

FINANCIALS 0.7%

AMMB Holdings Bhd	35,700	32

CIMB Group Holdings Bhd	127,800	184

Hong Leong Bank Bhd	11,600	47

Malayan Banking Bhd	111,700	236

Public Bank Bhd	187,400	160

RHB Bank Bhd	40,500	47

		706

HEALTH CARE 0.2%

Hartalega Holdings Bhd (b)	121,800	85

IHH Healthcare Bhd	6,900	9

Top Glove Corp. Bhd (b)	474,800	111

		205

INDUSTRIALS 0.2%

Capital A Bhd (b)	201,300	37

	SHARES	MARKET VALUE (000S)

Gamuda Bhd (b)	20,800	$29

Malaysia Airports Holdings Bhd	21,300	44

MISC Bhd	20,400	37

Sime Darby Bhd	88,800	49

		196

MATERIALS 0.1%

Petronas Chemicals Group Bhd	60,600	81

Press Metal Aluminium Holdings Bhd	21,000	26

		107

UTILITIES 0.3%

Petronas Gas Bhd	5,200	20

Tenaga Nasional Bhd	65,500	191

YTL Corp. Bhd	155,400	113

YTL Power International Bhd	24,200	25

		349

Total Malaysia		1,910

MEXICO 1.6%

COMMUNICATION SERVICES 0.1%

Grupo Televisa SAB	108,863	60

Megacable Holdings SAB de CV	12,334	31

		91

CONSUMER STAPLES 1.0%

Arca Continental SAB de CV	12,233	120

Coca-Cola Femsa SAB de CV	16,068	138

Fomento Economico Mexicano SAB de CV	14,189	152

Gruma SAB de CV ‘B’	7,057	129

Grupo Bimbo SAB de CV ‘A’	14,489	51

Kimberly-Clark de Mexico SAB de CV ‘A’	46,717	81

Wal-Mart de Mexico SAB de CV	100,290	341

		1,012

FINANCIALS 0.0%

Grupo Elektra SAB de CV	696	40

INDUSTRIALS 0.1%

Alfa SAB de CV ‘A’	99,823	58

Grupo Aeroportuario del Pacifico SAB de CV ‘B’	1,270	20

Grupo Aeroportuario del Sureste SAB de CV ‘B’	875	27

		105

MATERIALS 0.4%

Grupo Mexico SAB de CV ‘B’	75,080	404

Orbia Advance Corp. SAB de CV	34,338	48

		452

Total Mexico		1,700

PHILIPPINES 0.2%

COMMUNICATION SERVICES 0.1%

PLDT, Inc.	2,295	56

CONSUMER STAPLES 0.0%

Universal Robina Corp.	13,850	26

14	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%

International Container Terminal Services, Inc.	11,920	$71

UTILITIES 0.0%

Manila Electric Co.	3,100	20

Total Philippines		173

POLAND 0.8%

COMMUNICATION SERVICES 0.1%

Cyfrowy Polsat SA (b)	14,377	43

Orange Polska SA	12,926	25

		68

FINANCIALS 0.5%

Bank Polska Kasa Opieki SA	3,418	142

Powszechna Kasa Oszczednosci Bank Polski SA	10,663	166

Powszechny Zaklad Ubezpieczen SA	15,780	202

Santander Bank Polska SA	303	41

		551

INFORMATION TECHNOLOGY 0.0%

Asseco Poland SA	481	10

MATERIALS 0.1%

Jastrzebska Spolka Weglowa SA (b)	3,860	28

KGHM Polska Miedz SA	1,768	66

		94

UTILITIES 0.1%

Enea SA (b)	6,451	17

PGE Polska Grupa Energetyczna SA (b)	44,565	79

Tauron Polska Energia SA (b)	68,092	67

		163

Total Poland		886

QATAR 0.5%

COMMUNICATION SERVICES 0.0%

Ooredoo QPSC	11,948	33

ENERGY 0.0%

Qatar Fuel QSC	2,515	11

Qatar Gas Transport Co. Ltd.	23,384	30

		41

FINANCIALS 0.3%

Commercial Bank PSQC	9,852	12

Doha Bank QPSC	67,003	26

Masraf Al Rayan QSC	90,514	58

Qatar Islamic Bank SAQ	11,863	61

Qatar National Bank QPSC	36,549	147

		304

INDUSTRIALS 0.1%

Industries Qatar QSC	26,717	94

Qatar Navigation QSC	4,935	15

		109

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.1%

Barwa Real Estate Co.	55,219	$42

UTILITIES 0.0%

Qatar Electricity & Water Co. QSC	2,341	10

Total Qatar		539

RUSSIA 0.0%

ENERGY 0.0%

Gazprom Neft PJSC «	13,620	0

Gazprom PJSC «(b)	635,130	0

LUKOIL PJSC «	15,703	0

Novatek PJSC «	21,924	0

Rosneft Oil Co. PJSC «	66,050	0

Surgutneftegas PJSC «	701,700	0

Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%

Sberbank of Russia PJSC «	117,340	0

VTB Bank PJSC «(b)	598,992,500	1

		1

MATERIALS 0.0%

Magnitogorsk Iron & Steel Works PJSC «	160,600	0

MMC Norilsk Nickel PJSC «	126,900	0

Novolipetsk Steel PJSC «	88,470	0

Severstal PAO «	17,344	0

		0

UTILITIES 0.0%

Federal Grid Co. - Rosseti PJSC «(b)	22,174,692	0

Inter RAO UES PJSC «	1,587,500	0

		0

Total Russia		1

SAUDI ARABIA 2.0%

COMMUNICATION SERVICES 0.5%

Saudi Telecom Co.	48,088	481

CONSUMER STAPLES 0.2%

Abdullah Al Othaim Markets Co.	5,002	15

Almarai Co. JSC	4,192	64

Jarir Marketing Co.	11,272	38

Savola Group (b)	6,124	76

		193

ENERGY 0.5%

Saudi Arabian Oil Co.	74,155	546

FINANCIALS 0.2%

Alinma Bank	2,901	24

Bupa Arabia for Cooperative Insurance Co.	1,253	86

Saudi Investment Bank	10,408	36

		146

	SHARES	MARKET VALUE (000S)
HEALTH CARE 0.0%

Dr Sulaiman Al Habib Medical Services Group Co.	333	$26

MATERIALS 0.4%

Advanced Petrochemical Co. (b)	2,227	23

SABIC Agri-Nutrients Co.	508	15

Sahara International Petrochemical Co.	5,152	40

Saudi Basic Industries Corp.	13,080	256

Saudi Cement Co.	957	12

Saudi Kayan Petrochemical Co. (b)	14,788	32

Yanbu National Petrochemical Co.	7,401	72

		450

REAL ESTATE 0.0%

Arabian Centres Co. Ltd.	6,404	34

UTILITIES 0.2%

ACWA Power Co.	1,535	145

Saudi Electricity Co.	10,854	47

		192

Total Saudi Arabia		2,068

SOUTH AFRICA 2.7%

COMMUNICATION SERVICES 0.3%

MTN Group Ltd.	39,471	184

MultiChoice Group (b)	13,315	78

Vodacom Group Ltd.	10,420	56

		318

CONSUMER STAPLES 0.7%

AVI Ltd.	7,862	41

Bid Corp. Ltd.	5,239	122

Foschini Group Ltd.	1,711	12

Motus Holdings Ltd.	5,938	30

Mr Price Group Ltd.	5,074	57

Pick n Pay Stores Ltd. (b)	19,885	28

Shoprite Holdings Ltd.	9,605	151

SPAR Group Ltd. (b)	12,832	84

Tiger Brands Ltd.	3,411	37

Truworths International Ltd.	11,684	60

Woolworths Holdings Ltd.	18,704	64

		686

ENERGY 0.1%

Exxaro Resources Ltd.	10,587	104

FINANCIALS 0.5%

Capitec Bank Holdings Ltd.	600	87

FirstRand Ltd.	77,190	327

Sanlam Ltd.	11,426	51

Standard Bank Group Ltd.	9,250	108

		573

HEALTH CARE 0.1%

Aspen Pharmacare Holdings Ltd.	8,601	110

Life Healthcare Group Holdings Ltd.	38,291	27

		137

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%

Bidvest Group Ltd.	7,530	$118

INFORMATION TECHNOLOGY 0.1%

Naspers Ltd. ‘N’	748	147

MATERIALS 0.8%

African Rainbow Minerals Ltd.	2,643	33

Anglo American Platinum Ltd.	1,058	35

Gold Fields Ltd.	11,221	168

Harmony Gold Mining Co. Ltd.	4,627	43

Impala Platinum Holdings Ltd.	25,906	129

Kumba Iron Ore Ltd.	2,812	68

Sappi Ltd.	27,076	71

Sasol Ltd.	16,248	123

Sibanye Stillwater Ltd.	104,488	113

		783

Total South Africa		2,866

SOUTH KOREA 13.1%

COMMUNICATION SERVICES 0.6%

CJ ENM Co. Ltd. (b)	467	28

KT Corp.	11,580	314

LG Uplus Corp.	9,348	67

SK Telecom Co. Ltd.	6,764	253

		662

CONSUMER STAPLES 4.4%

Amorepacific Corp.	100	12

Amorepacific Group	1,736	41

CJ CheilJedang Corp.	487	136

Coway Co. Ltd.	1,955	91

E-MART, Inc.	1,666	68

GS Retail Co. Ltd.	886	13

Hankook Tire & Technology Co. Ltd.	3,288	107

HL Mando Co. Ltd.	1,943	62

Hyundai Department Store Co. Ltd.	1,010	36

Hyundai Mobis Co. Ltd.	2,435	442

Hyundai Motor Co.	8,121	1,732

Hyundai Wia Corp.	1,353	57

Kia Corp.	10,241	958

KT&G Corp.	3,091	198

LG Electronics, Inc.	7,011	562

LG H&H Co. Ltd.	302	75

Lotte Shopping Co. Ltd.	794	36

Shinsegae, Inc.	318	36

		4,662

ENERGY 0.4%

HD Hyundai Co. Ltd.	2,234	120

S-Oil Corp.	1,092	53

SK Innovation Co. Ltd. (b)	2,734	229

		402

FINANCIALS 2.9%

BNK Financial Group, Inc.	15,356	94

DB Insurance Co. Ltd.	2,172	180

DGB Financial Group, Inc.	8,295	48

Hana Financial Group, Inc.	12,229	538

Hanwha Life Insurance Co. Ltd.	13,954	30

Hyundai Marine & Fire Insurance Co. Ltd.	4,139	104

	SHARES	MARKET VALUE (000S)

Industrial Bank of Korea	13,398	$136

KB Financial Group, Inc.	6,537	372

Korea Investment Holdings Co. Ltd.	420	21

Meritz Financial Group, Inc.	1,076	62

Mirae Asset Securities Co. Ltd.	1,826	10

NH Investment & Securities Co. Ltd. ‘C’	1,257	12

Samsung Card Co. Ltd.	693	19

Samsung Fire & Marine Insurance Co. Ltd.	1,102	310

Samsung Life Insurance Co. Ltd.	3,068	196

Samsung Securities Co. Ltd.	405	12

Shinhan Financial Group Co. Ltd.	18,023	628

Woori Financial Group, Inc.	26,243	280

		3,052

INDUSTRIALS 2.0%

CJ Corp.	1,788	157

CJ Logistics Corp.	957	66

Daewoo Engineering & Construction Co. Ltd. (b)	12,774	34

DL E&C Co. Ltd.	2,168	51

Doosan Co. Ltd.	1,407	221

GS Engineering & Construction Corp.	8,168	89

GS Holdings Corp.	2,025	69

Hanwha Aerospace Co. Ltd.	354	64

Hanwha Corp.	3,269	63

HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	673	77

HDC Hyundai Development Co-Engineering & Construction	1,742	23

Hyundai Engineering & Construction Co. Ltd.	5,554	129

Hyundai Glovis Co. Ltd.	1,008	160

LG Corp.	3,015	175

Lotte Corp.	1,389	25

LS Corp.	1,304	135

LX International Corp.	2,971	66

Posco International Corp.	4,173	197

Samsung C&T Corp.	421	43

SK Networks Co. Ltd.	11,193	39

SK, Inc.	1,838	210

		2,093

INFORMATION TECHNOLOGY 1.2%

LG Display Co. Ltd.	19,371	161

Samsung Electro-Mechanics Co. Ltd.	1,489	170

Samsung SDS Co. Ltd.	257	28

SK Hynix, Inc.	5,111	867

		1,226

MATERIALS 1.2%

Hyundai Steel Co.	5,993	126

KCC Corp.	324	72

Kolon Industries, Inc.	1,528	42

Korea Zinc Co. Ltd.	287	107

Kumho Petrochemical Co. Ltd.	471	50

Lotte Chemical Corp.	1,400	116

Posco Holdings, Inc.	2,730	715

		1,228

UTILITIES 0.4%

Korea Electric Power Corp. (b)	19,021	269

	SHARES	MARKET VALUE (000S)

Korea Gas Corp.	3,669	$139

		408

Total South Korea		13,733

TAIWAN 20.7%

COMMUNICATION SERVICES 0.6%

Chunghwa Telecom Co. Ltd.	107,000	415

Far EasTone Telecommunications Co. Ltd.	47,000	122

Taiwan Mobile Co. Ltd.	44,000	145

		682

CONSUMER STAPLES 0.9%

Cheng Shin Rubber Industry Co. Ltd.	55,000	84

China Motor Corp.	34,000	130

Eclat Textile Co. Ltd.	5,000	81

Feng TAY Enterprise Co. Ltd.	13,560	65

Giant Manufacturing Co. Ltd. (b)	6,000	39

Great Wall Enterprise Co. Ltd.	10,008	18

Nien Made Enterprise Co. Ltd.	2,000	24

Pou Chen Corp.	103,000	111

President Chain Store Corp.	12,000	101

Ruentex Industries Ltd. (b)	17,800	37

Uni-President Enterprises Corp.	81,000	203

		893

ENERGY 0.0%

Formosa Petrochemical Corp.	20,000	40

FINANCIALS 3.0%

Cathay Financial Holding Co. Ltd.	243,200	442

Chang Hwa Commercial Bank Ltd. (b)	131,090	74

China Development Financial Holding Corp. (b)	432,096	201

CTBC Financial Holding Co. Ltd.	480,000	560

E.Sun Financial Holding Co. Ltd. (b)	110,239	97

First Financial Holding Co. Ltd. (b)	146,509	127

Fubon Financial Holding Co. Ltd. (b)	170,908	417

Hua Nan Financial Holdings Co. Ltd. ‘C’ (b)	108,503	88

Mega Financial Holding Co. Ltd. (b)	195,646	244

Shanghai Commercial & Savings Bank Ltd.	49,712	71

Shin Kong Financial Holding Co. Ltd. (b)	498,307	151

SinoPac Financial Holdings Co. Ltd. (b)	205,466	161

Taishin Financial Holding Co. Ltd. (b)	236,511	137

Taiwan Business Bank (b)	165,890	93

Taiwan Cooperative Financial Holding Co. Ltd.	117,395	94

Yuanta Financial Holding Co. Ltd.	202,860	200

		3,157

INDUSTRIALS 1.1%

Evergreen Marine Corp. Taiwan Ltd.	86,000	512

Far Eastern New Century Corp. (b)	84,000	91

Taiwan Glass Industry Corp. (b)	14,000	9

Taiwan High Speed Rail Corp.	15,000	14

Teco Electric & Machinery Co. Ltd.	42,000	69

16	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)

Wan Hai Lines Ltd.	7,000	$19

Yang Ming Marine Transport Corp.	190,000	437

		1,151

INFORMATION TECHNOLOGY 14.2%

Accton Technology Corp.	8,000	136

Acer, Inc.	119,000	171

Advantech Co. Ltd.	7,119	81

ASE Technology Holding Co. Ltd.	130,000	673

Asustek Computer, Inc.	49,000	750

AUO Corp. (b)	518,600	284

Catcher Technology Co. Ltd.	23,000	164

Cheng Uei Precision Industry Co. Ltd.	7,000	17

Chicony Electronics Co. Ltd.	29,000	153

Compal Electronics, Inc.	381,000	406

Compeq Manufacturing Co. Ltd.	5,000	13

Delta Electronics, Inc.	23,000	274

Foxconn Technology Co. Ltd.	44,000	97

General Interface Solution Holding Ltd. (b)	18,000	38

Hon Hai Precision Industry Co. Ltd.	466,600	3,072

Innolux Corp.	691,582	305

Inventec Corp.	220,000	376

King Yuan Electronics Co. Ltd.	16,000	59

Kinpo Electronics	61,000	34

Largan Precision Co. Ltd.	1,290	109

Lite-On Technology Corp.	93,000	302

Macronix International Co. Ltd.	53,000	43

MediaTek, Inc.	34,000	1,464

Micro-Star International Co. Ltd. (b)	26,000	142

Mitac Holdings Corp.	72,000	98

Novatek Microelectronics Corp.	8,000	149

Pegatron Corp.	111,000	357

Powertech Technology, Inc.	45,000	260

Primax Electronics Ltd.	18,000	52

Qisda Corp. (b)	78,000	92

Quanta Computer, Inc.	136,000	1,300

Radiant Opto-Electronics Corp.	17,000	99

Realtek Semiconductor Corp. (b)	12,000	201

Silicon Motion Technology Corp.	705	57

Supreme Electronics Co. Ltd.	35,861	90

Synnex Technology International Corp.	52,000	117

Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	1,274

TPK Holding Co. Ltd.	25,000	31

Tripod Technology Corp.	21,000	141

Unimicron Technology Corp.	4,000	22

Walsin Technology Corp.	5,000	18

Wistron Corp.	226,347	735

Wiwynn Corp.	1,000	81

WPG Holdings Ltd.	78,560	217

WT Microelectronics Co. Ltd. (b)	43,880	167

Yageo Corp.	1,000	23

Zhen Ding Technology Holding Ltd.	32,000	128

		14,872

MATERIALS 0.8%

Asia Cement Corp.	46,000	62

China Steel Corp. (b)	266,000	189

Eternal Materials Co. Ltd.	25,300	24

Formosa Chemicals & Fibre Corp.	30,000	47

Formosa Plastics Corp.	92,000	163

Nan Ya Plastics Corp.	49,000	74

	SHARES	MARKET VALUE (000S)

Taiwan Cement Corp.	182,553	$192

Taiwan Fertilizer Co. Ltd. (b)	10,000	20

Tung Ho Steel Enterprise Corp.	21,020	45

YFY, Inc.	42,000	40

		856

REAL ESTATE 0.1%

Farglory Land Development Co. Ltd.	4,000	10

Highwealth Construction Corp. (b)	14,396	23

Ruentex Development Co. Ltd.	26,380	35

		68

Total Taiwan		21,719

THAILAND 2.3%

COMMUNICATION SERVICES 0.2%

Advanced Info Service PCL	31,200	177

Digital Telecommunications Infrastructure Fund ‘F’	197,700	42

Jasmine International PCL	381,200	31

		250

CONSUMER DISCRETIONARY 0.0%

Sri Trang Agro-Industry PCL	73,100	43

CONSUMER STAPLES 0.4%

Berli Jucker PCL	23,600	13

Charoen Pokphand Foods PCL (b)	224,700	140

CP ALL PCL	60,800	91

Home Product Center PCL	84,100	21

Thai Beverage PCL	244,000	81

Thai Union Group PCL ‘F’	189,500	77

		423

ENERGY 0.9%

Bangchak Corp. PCL	70,800	72

IRPC PCL	1,042,400	47

PTT PCL	699,200	618

Star Petroleum Refining PCL (b)	154,500	34

Thai Oil PCL	81,800	118

		889

FINANCIALS 0.1%

Thanachart Capital PCL	29,600	36

Tisco Financial Group PCL	25,800	67

		103

HEALTH CARE 0.2%

Bangkok Dusit Medical Services PCL ‘F’	186,800	136

Bumrungrad Hospital PCL	11,700	79

Sri Trang Gloves Thailand PCL	76,700	21

		236

INFORMATION TECHNOLOGY 0.1%

Fabrinet (b)	314	77

MATERIALS 0.3%

PTT Global Chemical PCL	143,400	119

Siam Cement PCL	29,100	178

		297

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.1%

Land & Houses PCL	234,000	$38

Supalai PCL	67,500	33

		71

UTILITIES 0.0%

Ratch Group PCL	25,550	18

Total Thailand		2,407

TURKEY 1.5%

COMMUNICATION SERVICES 0.2%

Turk Telekomunikasyon AS (b)	17,989	27

Turkcell Iletisim Hizmetleri AS	51,596	159

		186

CONSUMER DISCRETIONARY 0.0%

Arcelik AS	2,941	16

CONSUMER STAPLES 0.6%

Anadolu Efes Biracilik Ve Malt Sanayii AS	13,830	105

BIM Birlesik Magazalar AS	21,033	351

Coca-Cola Icecek AS	2,118	53

Ford Otomotiv Sanayi AS	2,255	78

Vestel Elektronik Sanayi ve Ticaret AS (b)	14,375	35

		622

ENERGY 0.0%

Turkiye Petrol Rafinerileri AS	6,984	36

FINANCIALS 0.3%

Akbank TAS	31,359	61

Haci Omer Sabanci Holding AS	5,592	17

Is Yatirim Menkul Degerler AS ‘A’	97,172	117

Turkiye Is Bankasi AS ‘C’	78,651	38

Yapi ve Kredi Bankasi AS	27,804	29

		262

INDUSTRIALS 0.3%

AG Anadolu Grubu Holding AS	6,348	71

Aselsan Elektronik Sanayi Ve Ticaret AS	21,254	38

Enka Insaat ve Sanayi AS	37,219	47

KOC Holding AS	11,038	77

Tekfen Holding AS (b)	26,328	42

Turkiye Sise ve Cam Fabrikalari AS	12,413	19

		294

MATERIALS 0.1%

Eregli Demir ve Celik Fabrikalari TAS	55,568	91

Petkim Petrokimya Holding AS (b)	27,743	18

		109

UTILITIES 0.0%

Aygaz AS	1	0

Enerjisa Enerji AS	12,194	25

		25

Total Turkey		1,550

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)
UNITED ARAB EMIRATES 0.5%

CONSUMER DISCRETIONARY 0.1%

Abu Dhabi National Oil Co. for Distribution PJSC	62,997	$58

ENERGY 0.0%

ADNOC Drilling Co. PJSC	29,618	33

FINANCIALS 0.3%

Abu Dhabi Islamic Bank PJSC	13,372	42

Dubai Islamic Bank PJSC	41,157	64

Emirates NBD Bank PJSC	7,644	35

First Abu Dhabi Bank PJSC	37,527	127

		268

MATERIALS 0.0%

Borouge PLC	24,797	16

REAL ESTATE 0.1%

Emaar Development PJSC	35,447	77

Emaar Properties PJSC	25,076	56

		133

Total United Arab Emirates		508

Total Common Stocks (Cost $89,942)		101,564

PREFERRED STOCKS 2.6%

BRAZIL 2.6%

BANKING & FINANCE 0.3%

Banco do Estado do Rio Grande do Sul SA	22,248	45

Itau Unibanco Holding SA	44,900	260

		305

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.5%

Braskem SA	25,990	$83

Gerdau SA	51,414	169

Metalurgica Gerdau SA	96,392	184

Usinas Siderurgicas de Minas Gerais SA Usiminas ‘A’	85,900	121

		557

UTILITIES 1.8%

Cia de Transmissao de Energia Eletrica Paulista	16,221	76

Cia Energetica de Minas Gerais	79,397	141

Companhia Paranaense de Energia	26,056	43

Petroleo Brasileiro SA	234,298	1,595

		1,855

Total Brazil		2,717

CHILE 0.0%

INDUSTRIALS 0.0%

Embotelladora Andina SA	8,339	24

Total Chile		24

RUSSIA 0.0%

UTILITIES 0.0%

Bashneft PJSC «	2,929	0

Transneft PJSC «(d)	2,200	$0

		0

Total Russia		0

Total Preferred Stocks (Cost $2,156)		2,741

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.1%

SOUTH AFRICA 0.1%

REAL ESTATE 0.1%

Growthpoint Properties Ltd.	42,265	$29

Total Real Estate Investment Trusts (Cost $35)		29

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (f) 0.6%
		632

Total Short-Term Instruments (Cost $632)		632

Total Investments in Securities (Cost $92,765)		104,966

INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

PIMCO Government Money Market Fund
5.470% (c)(d)(e)	8,024	8

Total Short-Term Instruments (Cost $8)		8

Total Investments in Affiliates (Cost $8)		8

Total Investments 100.0% (Cost $92,773)		$104,974

Other Assets and Liabilities, net 0.0%		28

Net Assets 100.0%		$105,002

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Security did not produce income within the last twelve months.
(c)	Institutional Class Shares of each Fund.
(d)

Securities with an aggregate market value of $7 were out on loan in exchange for $8 of cash collateral as of June 30, 2024. The collateral was invested in a cash collateral reinvestment vehicle as described in Note 5 in the Notes to Financial Statements.

(e)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$632	U.S. Treasury Notes 4.500% due 03/31/2026	$(645)	$632	$632

Total Repurchase Agreements						$(645)	$632	$632

18	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$632	$0	$0	$0	$632	$(645)	$(13)

Master Securities Lending Agreement
UBS	0	0	0	7	7	(8)	(1)

Total Borrowings and Other Financing Transactions	$632	$0	$0	$7

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Preferred Securities	$8	$0	$0	$0	$8

Total Borrowings	$8	$0	$0	$0	$8

Payable for securities on loan - cash collateral					$8

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3	$0	$3

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
Brazil
Communication Services	$197	$0	$0	$197
Consumer Discretionary	334	0	0	334
Consumer Staples	952	0	0	952
Energy	185	0	0	185
Financials	154	0	0	154
Industrials	10	0	0	10
Materials	985	0	0	985
Utilities	131	0	0	131
Chile
Consumer Staples	175	0	0	175
Energy	48	0	0	48
Financials	333	0	0	333

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Materials	$34	$0	$0	$34
Utilities	124	0	0	124
China
Communication Services	571	1,680	0	2,251
Consumer Discretionary	0	205	0	205
Consumer Staples	402	1,729	0	2,131
Energy	52	2,163	0	2,215
Financials	75	6,986	0	7,061
Health Care	0	781	0	781
Industrials	416	2,974	0	3,390
Information Technology	113	2,304	0	2,417
Materials	77	2,672	0	2,749
Real Estate	0	729	239	968
Utilities	937	1,198	0	2,135

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Greece
Communication Services	$0	$58	$0	$58
Consumer Staples	113	0	0	113
Energy	19	0	0	19
Financials	70	70	0	140
Industrials	64	25	0	89
Hong Kong
Consumer Staples	0	76	0	76
Financials	44	464	0	508
Industrials	48	259	0	307
Materials	0	11	0	11
Real Estate	0	247	0	247
Utilities	0	713	0	713
India
Communication Services	0	689	0	689
Consumer Discretionary	0	379	0	379
Consumer Staples	0	2,272	0	2,272
Energy	0	3,267	0	3,267
Financials	0	1,904	0	1,904
Health Care	0	952	0	952
Industrials	0	1,658	0	1,658
Information Technology	0	2,441	0	2,441
Materials	0	2,090	0	2,090
Real Estate	0	142	0	142
Utilities	0	1,842	0	1,842
Indonesia
Communication Services	0	208	0	208
Consumer Staples	99	22	0	121
Energy	142	10	0	152
Financials	0	297	0	297
Health Care	38	0	0	38
Materials	49	104	0	153
Ireland
Information Technology	392	0	0	392
Kuwait
Communication Services	0	48	0	48
Consumer Staples	3	0	0	3
Financials	0	202	0	202
Industrials	0	4	0	4
Real Estate	4	0	0	4
Malaysia
Communication Services	28	100	0	128
Consumer Staples	0	206	0	206
Energy	13	0	0	13
Financials	236	470	0	706
Health Care	205	0	0	205
Industrials	37	159	0	196
Materials	0	107	0	107
Utilities	211	138	0	349
Mexico
Communication Services	91	0	0	91
Consumer Staples	1,012	0	0	1,012
Financials	40	0	0	40
Industrials	105	0	0	105
Materials	452	0	0	452
Philippines
Communication Services	56	0	0	56
Consumer Staples	26	0	0	26
Industrials	71	0	0	71
Utilities	20	0	0	20
Poland
Communication Services	0	68	0	68
Financials	0	551	0	551
Information Technology	0	10	0	10
Materials	0	94	0	94
Utilities	84	79	0	163
Qatar
Communication Services	33	0	0	33
Energy	0	41	0	41
Financials	12	292	0	304
Industrials	15	94	0	109

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Real Estate	$0	$42	$0	$42
Utilities	0	10	0	10
Russia
Financials	0	0	1	1
Saudi Arabia
Communication Services	0	481	0	481
Consumer Staples	0	193	0	193
Energy	0	546	0	546
Financials	86	60	0	146
Health Care	0	26	0	26
Materials	308	142	0	450
Real Estate	0	34	0	34
Utilities	145	47	0	192
South Africa
Communication Services	78	240	0	318
Consumer Staples	434	252	0	686
Energy	0	104	0	104
Financials	51	522	0	573
Health Care	137	0	0	137
Industrials	0	118	0	118
Information Technology	147	0	0	147
Materials	101	682	0	783
South Korea
Communication Services	0	662	0	662
Consumer Staples	0	4,662	0	4,662
Energy	0	402	0	402
Financials	0	3,052	0	3,052
Industrials	0	2,093	0	2,093
Information Technology	0	1,226	0	1,226
Materials	0	1,228	0	1,228
Utilities	0	408	0	408
Taiwan
Communication Services	0	682	0	682
Consumer Staples	0	893	0	893
Energy	0	40	0	40
Financials	0	3,157	0	3,157
Industrials	968	183	0	1,151
Information Technology	57	14,815	0	14,872
Materials	0	856	0	856
Real Estate	10	58	0	68
Thailand
Communication Services	0	250	0	250
Consumer Discretionary	0	43	0	43
Consumer Staples	0	423	0	423
Energy	0	889	0	889
Financials	0	103	0	103
Health Care	0	236	0	236
Information Technology	77	0	0	77
Materials	0	297	0	297
Real Estate	0	71	0	71
Utilities	0	18	0	18
Turkey
Communication Services	186	0	0	186
Consumer Discretionary	16	0	0	16
Consumer Staples	517	105	0	622
Energy	36	0	0	36
Financials	145	117	0	262
Industrials	294	0	0	294
Materials	109	0	0	109
Utilities	0	25	0	25
United Arab Emirates
Consumer Discretionary	0	58	0	58
Energy	33	0	0	33
Financials	268	0	0	268
Materials	0	16	0	16
Real Estate	133	0	0	133
Preferred Stocks
Brazil
Banking & Finance	305	0	0	305
Industrials	557	0	0	557
Utilities	1,855	0	0	1,855

20	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Chile
Industrials	$24	$0	$0	$24
Real Estate Investment Trusts
South Africa
Real Estate	29	0	0	29
Short-Term Instruments
Repurchase Agreements	0	632	0	632

	$17,243	$87,483	$240	$104,966

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$8	$0	$0	$8

Total Investments	$17,251	$87,483	$240	$104,974

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%

COMMON STOCKS 97.3%

AUSTRALIA 5.0%

COMMUNICATION SERVICES 0.2%

CAR Group Ltd.	10,954	$257

Nine Entertainment Co. Holdings Ltd.	12,180	11

REA Group Ltd.	1,472	192

SEEK Ltd.	4,608	66

		526

CONSUMER DISCRETIONARY 0.1%

Amotiv Ltd.	3,007	21

ARB Corp. Ltd.	928	23

Aristocrat Leisure Ltd.	5,941	197

		241

CONSUMER STAPLES 0.8%

Breville Group Ltd.	5,330	96

Coles Group Ltd.	25,440	288

Domino’s Pizza Enterprises Ltd.	2,319	55

GrainCorp Ltd. ‘A’	18,514	109

Harvey Norman Holdings Ltd.	21,744	60

JB Hi-Fi Ltd.	2,508	102

Metcash Ltd.	49,633	117

Premier Investments Ltd.	1,732	36

Super Retail Group Ltd.	9,682	89

Wesfarmers Ltd.	14,373	623

Woolworths Group Ltd.	22,856	513

		2,088

ENERGY 0.2%

Ampol Ltd.	10,552	227

New Hope Corp. Ltd.	5,421	18

Santos Ltd.	6,500	33

Viva Energy Group Ltd.	41,380	86

		364

FINANCIALS 1.4%

AMP Ltd.	127,776	93

ANZ Group Holdings Ltd.	14,799	278

ASX Ltd.	2,712	108

Bank of Queensland Ltd.	13,009	50

Bendigo & Adelaide Bank Ltd.	11,926	91

Commonwealth Bank of Australia	6,958	590

Insurance Australia Group Ltd.	39,799	189

Macquarie Group Ltd.	1,909	260

Magellan Financial Group Ltd.	3,955	22

Medibank Pvt Ltd.	90,926	225

National Australia Bank Ltd.	22,963	554

NIB Holdings Ltd.	11,665	57

Perpetual Ltd.	5,033	71

QBE Insurance Group Ltd.	20,235	234

Suncorp Group Ltd.	30,386	351

Westpac Banking Corp.	20,279	367

		3,540

HEALTH CARE 0.3%

Ansell Ltd.	6,372	112

Cochlear Ltd.	1,096	242

CSL Ltd.	1,178	231

	SHARES	MARKET VALUE (000S)

Sonic Healthcare Ltd.	8,639	$151

		736

INDUSTRIALS 0.5%

ALS Ltd.	7,870	73

Aurizon Holdings Ltd.	75,340	183

Brambles Ltd.	39,861	385

Computershare Ltd.	3,918	68

Downer EDI Ltd.	19,288	59

McMillan Shakespeare Ltd.	2,418	28

Monadelphous Group Ltd.	5,374	46

Reece Ltd.	6,711	112

Seven Group Holdings Ltd.	5,528	138

Transurban Group	19,121	158

Worley Ltd.	6,805	68

		1,318

INFORMATION TECHNOLOGY 0.1%

WiseTech Global Ltd.	3,622	241

MATERIALS 1.1%

BHP Group Ltd.	13,458	385

BlueScope Steel Ltd.	12,873	175

Champion Iron Ltd.	4,863	20

Evolution Mining Ltd.	27,847	65

Fortescue Ltd.	48,961	697

IGO Ltd.	12,745	48

Iluka Resources Ltd.	12,660	55

Incitec Pivot Ltd.	63,972	123

Northern Star Resources Ltd.	22,571	196

Orica Ltd.	8,516	101

Regis Resources Ltd. (a)	22,913	27

Rio Tinto Ltd.	10,173	806

Sandfire Resources Ltd. (a)	5,848	34

Sims Ltd.	10,714	73

		2,805

REAL ESTATE 0.0%

Lendlease Corp. Ltd.	13,910	50

UTILITIES 0.3%

AGL Energy Ltd.	35,698	257

APA Group	13,003	69

Origin Energy Ltd.	47,647	345

		671

Total Australia		12,580

AUSTRIA 0.2%

ENERGY 0.0%

OMV AG	1,440	63

FINANCIALS 0.1%

Erste Group Bank AG	1,771	84

UNIQA Insurance Group AG	9,083	77

		161

INDUSTRIALS 0.0%

Andritz AG	1,508	93

MATERIALS 0.1%

voestalpine AG	4,466	121

	SHARES	MARKET VALUE (000S)
REAL ESTATE 0.0%

CA Immobilien Anlagen AG	2,848	$94

UTILITIES 0.0%

Verbund AG	729	58

Total Austria		590

BELGIUM 0.4%

COMMUNICATION SERVICES 0.0%

Proximus SADP	7,196	57

CONSUMER STAPLES 0.1%

Etablissements Franz Colruyt NV	2,914	139

Lotus Bakeries NV	5	52

		191

FINANCIALS 0.1%

Ageas SA	1,027	47

Gimv NV	997	47

		94

HEALTH CARE 0.2%

UCB SA	2,521	374

INDUSTRIALS 0.0%

Ackermans & Van Haaren NV	396	69

MATERIALS 0.0%

Solvay SA	1,429	50

UTILITIES 0.0%

Elia Group SA	942	88

Total Belgium		923

CANADA 7.9%

COMMUNICATION SERVICES 0.4%

BCE, Inc.	17,388	563

Cogeco Communications, Inc.	897	34

Quebecor, Inc. ‘B’	3,436	73

TELUS Corp.	15,355	232

		902

CONSUMER STAPLES 1.6%

Alimentation Couche-Tard, Inc.	9,632	540

BRP, Inc.	862	55

Canadian Tire Corp. Ltd. ‘A’	2,153	214

Dollarama, Inc.	4,401	402

Empire Co. Ltd. ‘A’	8,133	208

George Weston Ltd.	1,945	280

Gildan Activewear, Inc.	4,819	183

Linamar Corp.	1,034	50

Loblaw Cos., Ltd.	3,970	460

Lululemon Athletica, Inc. (a)	672	201

Magna International, Inc.	18,625	781

Maple Leaf Foods, Inc.	2,206	37

Metro, Inc.	4,344	241

North West Co., Inc.	2,291	69

Premium Brands Holdings Corp.	858	59

Restaurant Brands International, Inc.	3,536	249

22	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)

Saputo, Inc.	5,161	$116

		4,145

ENERGY 1.4%

ARC Resources Ltd.	16,157	288

Birchcliff Energy Ltd.	9,805	43

Cameco Corp.	4,348	214

Canadian Natural Resources Ltd.	18,532	660

Cenovus Energy, Inc.	14,694	289

Gibson Energy, Inc.	6,018	102

Imperial Oil Ltd.	7,713	526

MEG Energy Corp. (a)	1,200	26

Parex Resources, Inc.	1,292	21

Pembina Pipeline Corp.	1,100	41

Peyto Exploration & Development Corp.	9,737	104

Precision Drilling Corp. (a)	1,030	72

Secure Energy Services, Inc.	3,000	26

Suncor Energy, Inc.	19,102	728

Teekay Tankers Ltd. ‘A’	813	56

Tourmaline Oil Corp.	600	27

Veren, Inc.	38,262	302

		3,525

FINANCIALS 1.6%

Brookfield Asset Management Ltd. ‘A’	6,086	232

Brookfield Corp.	11,020	458

Brookfield Reinsurance Ltd.	3,256	135

Canadian Imperial Bank of Commerce	4,370	208

CI Financial Corp.	11,999	126

Fairfax Financial Holdings Ltd.	645	734

Great-West Lifeco, Inc.	3,135	91

IGM Financial, Inc.	2,245	62

Intact Financial Corp.	1,780	297

Manulife Financial Corp.	15,056	401

National Bank of Canada	3,006	238

Onex Corp.	1,202	82

Power Corp. of Canada	9,738	271

Royal Bank of Canada	5,100	543

TMX Group Ltd.	2,752	77

		3,955

INDUSTRIALS 1.0%

Aecon Group, Inc.	5,813	72

Canadian National Railway Co.	3,516	415

Canadian Pacific Kansas City Ltd.	2,587	204

Finning International, Inc.	4,867	143

GFL Environmental, Inc.	3,878	151

Russel Metals, Inc.	2,887	79

Stantec, Inc.	1,329	111

TFI International, Inc.	1,252	182

Thomson Reuters Corp.	3,868	652

Toromont Industries Ltd.	2,068	183

Waste Connections, Inc.	2,136	375

Westshore Terminals Investment Corp.	4,611	76

WSP Global, Inc.	200	31

		2,674

INFORMATION TECHNOLOGY 0.5%

Canadian Solar, Inc. (a)	868	13

Celestica, Inc. (a)	6,371	365

	SHARES		MARKET VALUE (000S)

CGI, Inc. (a)	6,086	$	607

Constellation Software, Inc.	92		265

Descartes Systems Group, Inc. (a)	336		33

			1,283

MATERIALS 1.0%

Agnico Eagle Mines Ltd.	4,000		262

Barrick Gold Corp.	16,223		271

CCL Industries, Inc. ‘B’	657		34

Centerra Gold, Inc.	3,700		25

Eldorado Gold Corp. (a)	13,653		202

First Quantum Minerals Ltd.	6,360		83

Franco-Nevada Corp.	1,655		196

Hudbay Minerals, Inc.	3,300		30

Interfor Corp. (a)	3,190		38

Ivanhoe Mines Ltd. ‘A’ (a)	1,900		24

Kinross Gold Corp.	4,064		34

Lundin Mining Corp.	5,453		61

Methanex Corp.	3,319		160

Nutrien Ltd.	1,300		66

Pan American Silver Corp.	1,200		24

Stelco Holdings, Inc.	2,703		73

Stella-Jones, Inc.	657		43

Teck Resources Ltd. ‘B’	8,384		402

Transcontinental, Inc. ‘A’	4,596		51

West Fraser Timber Co. Ltd.	2,029		156

Wheaton Precious Metals Corp.	6,633		348

			2,583

REAL ESTATE 0.1%

Colliers International Group, Inc.	654		73

FirstService Corp.	765		117

			190

UTILITIES 0.3%

Atco Ltd. ‘I’	3,625		103

Canadian Utilities Ltd. ‘A’	2,463		53

Emera, Inc.	3,881		130

Fortis, Inc.	6,328		246

Hydro One Ltd.	7,110		207

Northland Power, Inc.	3,366		58

Superior Plus Corp.	7,060		46

			843

Total Canada			20,100

CHILE 0.1%

MATERIALS 0.1%

Antofagasta PLC	9,406		250

Total Chile			250

DENMARK 2.6%

CONSUMER STAPLES 0.2%

Carlsberg AS ‘B’	1,280		154

Pandora AS	1,470		221

Royal Unibrew AS (a)	1,033		82

Scandinavian Tobacco Group AS ‘A’	4,183		59

			516

FINANCIALS 0.2%

Danske Bank AS	7,433		221

Sydbank AS	2,416		128

	SHARES		MARKET VALUE (000S)

Topdanmark AS	1,645	$	87

			436

HEALTH CARE 1.8%

Ascendis Pharma AS (a)	167		23

Coloplast AS ‘B’	887		107

Demant AS (a)	1,894		82

Novo Nordisk AS ‘B’	29,767		4,259

			4,471

INDUSTRIALS 0.3%

AP Moller - Maersk AS ‘B’	241		418

DSV AS	937		144

ISS AS	4,098		70

Rockwool AS ‘B’	141		57

			689

INFORMATION TECHNOLOGY 0.0%

GN Store Nord AS (a)	1,803		50

MATERIALS 0.1%

Novozymes AS ‘B’	5,610		343

UTILITIES 0.0%

Orsted AS (a)	1,976		105

Total Denmark			6,610

FINLAND 1.0%

COMMUNICATION SERVICES 0.0%

Elisa Oyj	2,144		98

CONSUMER STAPLES 0.1%

Kesko Oyj ‘B’	6,470		114

ENERGY 0.0%

Neste Oyj	2,894		52

FINANCIALS 0.2%

Mandatum Oyj	5,631		25

Nordea Bank Abp	11,713		140

Sampo Oyj ‘A’	8,142		351

			516

HEALTH CARE 0.1%

Orion Oyj ‘B’	3,028		129

INDUSTRIALS 0.3%

Cargotec Oyj ‘B’	1,618		130

Kone Oyj ‘B’	6,028		299

Konecranes Oyj	688		39

Metso Oyj	7,564		80

Wartsila Oyj Abp	15,419		299

			847

INFORMATION TECHNOLOGY 0.1%

TietoEVRY Oyj	6,286		121

MATERIALS 0.1%

Kemira Oyj	4,774		116

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES		MARKET VALUE (000S)

Outokumpu Oyj	17,573	$	63

Stora Enso Oyj ‘R’	9,123		125

UPM-Kymmene Oyj	702		25

			329

REAL ESTATE 0.0%

Citycon Oyj	9,862		42

Kojamo Oyj (a)	4,386		45

			87

UTILITIES 0.1%

Fortum Oyj	10,448		153

Total Finland			2,446

FRANCE 7.6%

COMMUNICATION SERVICES 0.8%

Eutelsat Communications SA	13,573		54

Metropole Television SA	3,909		49

Orange SA (a)	116,817		1,172

Publicis Groupe SA	4,597		488

Television Francaise SA	5,548		43

Ubisoft Entertainment SA (a)	3,100		68

Vivendi SE	7,268		76

			1,950

CONSUMER DISCRETIONARY 0.0%

Accor SA	2,799		115

CONSUMER STAPLES 1.7%

Carrefour SA	39,400		558

Cie Generale des Etablissements Michelin SCA	6,886		266

Danone SA	12,842		787

Forvia SE	7,264		87

Hermes International SCA	239		552

Kering SA	575		209

L’Oreal SA	629		277

LVMH Moet Hennessy Louis Vuitton SE	396		304

Pernod Ricard SA	816		111

Remy Cointreau SA	258		22

Renault SA	18,099		928

SEB SA	828		85

Sodexo SA	905		81

Valeo SE	9,785		105

			4,372

ENERGY 0.5%

Technip Energies NV	950		21

TotalEnergies SE	20,524		1,374

			1,395

FINANCIALS 0.8%

AXA SA	11,137		365

BNP Paribas SA	5,488		351

Credit Agricole SA	9,197		126

SCOR SE	5,808		147

Societe Generale SA	39,092		919

			1,908

HEALTH CARE 0.6%

BioMerieux	733		70

	SHARES		MARKET VALUE (000S)

EssilorLuxottica SA	2,210	$	475

Sanofi	9,419		908

Sartorius Stedim Biotech	258		43

			1,496

INDUSTRIALS 2.4%

Air France-KLM (a)	1,598		14

Airbus SE	5,632		773

Alstom SA	5,163		87

Bouygues SA	10,388		334

Bureau Veritas SA	6,890		191

Cie de L’Odet SE	97		136

Cie de Saint-Gobain SA	6,256		487

Dassault Aviation SA	741		134

Elis SA	4,773		104

Legrand SA	1,085		108

Nexans SA	1,370		151

Rexel SA	15,966		413

Safran SA	5,074		1,069

Schneider Electric SE	4,367		1,047

Societe BIC SA	1,381		81

Thales SA	2,075		332

Vinci SA	6,022		635

			6,096

INFORMATION TECHNOLOGY 0.2%

Capgemini SE	1,602		318

Sopra Steria Group	745		145

			463

MATERIALS 0.3%

Air Liquide SA	3,762		649

Eramet SA	311		32

Vicat SACA	1,987		71

			752

UTILITIES 0.3%

Engie SA	51,878		743

Rubis SCA (a)	1,364		38

			781

Total France			19,328

GERMANY 6.0%

COMMUNICATION SERVICES 0.4%

Deutsche Telekom AG	28,316		712

Freenet AG	5,939		158

ProSiebenSat.1 Media SE	6,579		47

Scout24 SE	1,171		89

			1,006

CONSUMER DISCRETIONARY 0.7%

Adidas AG	3,081		736

Bayerische Motoren Werke AG	10,142		959

			1,695

CONSUMER STAPLES 0.6%

Beiersdorf AG	1,148		168

Continental AG	6,453		366

Fielmann Group AG	1,289		59

Hornbach Holding AG & Co. KGaA	1,036		88

Hugo Boss AG	2,755		124

	SHARES		MARKET VALUE (000S)

KWS Saat SE & Co KGaA	1,899	$	121

Mercedes-Benz Group AG	5,272		365

Metro AG	11,102		50

Suedzucker AG	4,609		67

TUI AG (a)	4,087		29

			1,437

FINANCIALS 1.2%

Allianz SE (b)	2,269		630

Commerzbank AG	40,991		622

Deutsche Bank AG	33,633		538

Deutsche Boerse AG	1,425		291

Deutsche Pfandbriefbank AG (a)	10,722		58

Hannover Rueck SE	630		160

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,161		580

Talanx AG	1,898		151

			3,030

HEALTH CARE 0.3%

Fresenius Medical Care AG & Co. KGaA	6,246		239

Fresenius SE & Co. KGaA (a)	5,637		168

Gerresheimer AG	853		92

Merck KGaA	817		135

Siemens Healthineers AG	2,291		132

			766

INDUSTRIALS 0.8%

Bilfinger SE	2,283		120

Daimler Truck Holding AG	640		26

Deutsche Lufthansa AG	29,213		179

Deutsche Post AG	13,471		547

Duerr AG	700		15

Hapag-Lloyd AG	438		81

Hochtief AG	509		58

KION Group AG	822		34

Knorr-Bremse AG	1,042		80

Krones AG	1,159		145

MTU Aero Engines AG	593		151

Nordex SE (a)	2,057		25

Rational AG	78		65

Rheinmetall AG	454		231

Siemens AG	2,206		411

			2,168

INFORMATION TECHNOLOGY 1.0%

SAP SE	12,207		2,452

MATERIALS 0.6%

BASF SE	7,824		378

Covestro AG (a)	10,959		642

Evonik Industries AG	1,627		33

HeidelbergCement AG	982		102

K&S AG	12,010		162

Salzgitter AG	3,917		76

Symrise AG	1,858		227

thyssenkrupp AG	9,050		39

			1,659

REAL ESTATE 0.3%

LEG Immobilien SE	3,104		254

24	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES		MARKET VALUE (000S)

TAG Immobilien AG (a)	4,824	$	70

Vonovia SE	16,739		476

			800

UTILITIES 0.1%

E.ON SE	16,384		215

Total Germany			15,228

HONG KONG 1.2%

COMMUNICATION SERVICES 0.1%

HKBN Ltd.	66,500		21

HKT Trust & HKT Ltd.	92,000		103

PCCW Ltd.	257,295		129

			253

CONSUMER STAPLES 0.1%

Bosideng International Holdings Ltd.	172,000		107

Chow Tai Fook Jewellery Group Ltd.	52,000		56

Galaxy Entertainment Group Ltd.	7,000		33

Man Wah Holdings Ltd.	34,400		24

SJM Holdings Ltd. (a)	42,000		14

Skyworth Group Ltd.	156,000		61

WH Group Ltd.	130,000		86

			381

FINANCIALS 0.2%

Futu Holdings Ltd. (a)	600		39

Hong Kong Exchanges & Clearing Ltd.	6,700		214

Prudential PLC	16,157		147

			400

INDUSTRIALS 0.3%

Cathay Pacific Airways Ltd.	71,000		73

CK Hutchison Holdings Ltd.	39,500		188

Jardine Matheson Holdings Ltd.	3,900		138

MTR Corp. Ltd.	42,000		132

Pacific Basin Shipping Ltd.	136,000		43

Techtronic Industries Co. Ltd.	2,000		23

Xinyi Glass Holdings Ltd.	37,000		40

			637

INFORMATION TECHNOLOGY 0.1%

Cowell e Holdings, Inc. (a)	32,000		100

Kingboard Holdings Ltd.	21,200		50

Kingboard Laminates Holdings Ltd.	45,000		49

			199

REAL ESTATE 0.3%

CK Asset Holdings Ltd.	43,000		161

Hongkong Land Holdings Ltd.	30,300		98

New World Development Co. Ltd.	41,000		38

Sino Land Co. Ltd.	10,000		10

Sun Hung Kai Properties Ltd.	25,500		221

Swire Pacific Ltd. ‘A’	19,000		168

Wharf Holdings Ltd.	34,000		96

			792

UTILITIES 0.1%

China Gas Holdings Ltd.	17,000		15

	SHARES		MARKET VALUE (000S)

CLP Holdings Ltd.	16,100	$	130

HK Electric Investments & HK Electric Investments Ltd.	61,000		39

Hong Kong & China Gas Co. Ltd.	77,972		59

Power Assets Holdings Ltd.	17,000		92

			335

Total Hong Kong			2,997

IRELAND 1.3%

CONSUMER STAPLES 0.1%

Glanbia PLC	8,182		160

Kerry Group PLC ‘A’	1,816		147

			307

HEALTH CARE 0.4%

ICON PLC (a)	941		295

Medtronic PLC	10,053		791

			1,086

INDUSTRIALS 0.6%

Allegion PLC	917		109

Cimpress PLC (a)	917		80

Experian PLC	9,603		446

Grafton Group PLC	6,011		70

Kingspan Group PLC	1,527		130

Trane Technologies PLC	2,167		713

			1,548

MATERIALS 0.2%

James Hardie Industries PLC (a)	10,788		338

Smurfit Kappa Group PLC	2,615		116

			454

Total Ireland			3,395

ISRAEL 0.9%

COMMUNICATION SERVICES 0.0%

Bezeq The Israeli Telecommunication Corp. Ltd.	60,194		68

CONSUMER STAPLES 0.0%

Strauss Group Ltd.	2,323		34

ENERGY 0.0%

Oil Refineries Ltd.	200,254		46

Paz Oil Co. Ltd.	269		25

			71

FINANCIALS 0.3%

Bank Hapoalim BM	18,130		160

Bank Leumi Le-Israel BM	25,966		212

Harel Insurance Investments & Financial Services Ltd.	6,719		54

Israel Discount Bank Ltd. ‘A’	19,842		99

Mizrahi Tefahot Bank Ltd.	2,659		90

Plus500 Ltd.	2,522		72

			687

HEALTH CARE 0.1%

Teva Pharmaceutical Industries Ltd. SP ADR (a)	14,116		229

	SHARES		MARKET VALUE (000S)
INDUSTRIALS 0.1%

Danel Adir Yeoshua Ltd.	339	$	28

Elbit Systems Ltd.	255		44

Hilan Ltd.	2,032		105

ZIM Integrated Shipping Services Ltd.	4,295		95

			272

INFORMATION TECHNOLOGY 0.2%

Check Point Software Technologies Ltd. (a)	1,064		176

Cyberaek Software Ltd. (a)	185		51

JFrog Ltd. (a)	1,143		43

Nice Ltd. (a)	450		77

Wix.com Ltd. (a)	695		110

			457

MATERIALS 0.1%

ICL Group Ltd.	24,673		106

REAL ESTATE 0.1%

Azrieli Group Ltd.	342		20

Big Shopping Centers Ltd. (a)	712		68

Melisron Ltd.	1,297		86

YH Dimri Construction & Development Ltd.	739		55

			229

Total Israel			2,153

ITALY 3.2%

COMMUNICATION SERVICES 0.2%

Infrastrutture Wireless Italiane SpA	7,233		75

MFE-MediaForEurope NV ‘A’	12,642		44

MFE-MediaForEurope NV ‘B’	4,435		19

Telecom Italia SpA (a)	1,780,869		426

			564

CONSUMER DISCRETIONARY 0.0%

Brembo NV	6,409		70

CONSUMER STAPLES 0.3%

Ferrari NV	1,253		511

Moncler SpA	2,951		181

			692

ENERGY 0.5%

Eni SpA	71,500		1,098

Saipem SpA (a)	41,903		107

Saras SpA	66,351		115

			1,320

FINANCIALS 1.4%

Anima Holding SpA	15,664		78

Assicurazioni Generali SpA	12,499		311

Azimut Holding SpA	5,540		131

Banca Generali SpA	1,721		69

Banca IFIS SpA	5,981		124

Banca Mediolanum SpA	5,773		64

Banca Monte dei Paschi di Siena SpA	16,131		76

Banca Popolare di Sondrio SpA	21,175		151

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES		MARKET VALUE (000S)

Banco BPM SpA	38,182	$	246

BPER Banca	72,740		368

FinecoBank Banca Fineco SpA	7,265		108

Intesa Sanpaolo SpA	143,418		533

Mediobanca SpA	2,490		36

UniCredit SpA	22,261		824

Unipol Gruppo SpA	31,118		309

			3,428

HEALTH CARE 0.1%

Amplifon SpA	2,281		81

DiaSorin SpA	732		73

Recordati Industria Chimica e Farmaceutica SpA	2,585		135

			289

INDUSTRIALS 0.3%

Enav SpA	12,407		49

Iveco Group NV	9,364		105

Leonardo SpA	28,448		659

Prysmian SpA	787		49

			862

MATERIALS 0.0%

Buzzi SpA	1,319		53

UTILITIES 0.4%

Enel SpA	87,529		607

Iren SpA	25,780		54

Snam SpA	20,616		91

Terna - Rete Elettrica Nazionale	20,219		156

			908

Total Italy			8,186

JAPAN 23.2%

COMMUNICATION SERVICES 1.9%

Capcom Co. Ltd.	13,400		254

CyberAgent, Inc.	3,500		22

Fuji Media Holdings, Inc.	8,700		100

GungHo Online Entertainment, Inc.	3,100		52

Hakuhodo DY Holdings, Inc.	3,200		24

Internet Initiative Japan, Inc.	4,400		65

KDDI Corp.	28,400		752

Koei Tecmo Holdings Co. Ltd.	700		6

Konami Group Corp.	400		29

Nexon Co. Ltd.	2,600		48

Nintendo Co. Ltd.	25,300		1,351

Nippon Telegraph & Telephone Corp.	861,000		814

Nippon Television Holdings, Inc.	9,100		132

Softbank Corp.	63,400		776

SoftBank Group Corp.	6,100		392

Square Enix Holdings Co. Ltd.	600		18

Toho Co. Ltd.	900		26

			4,861

CONSUMER DISCRETIONARY 0.3%

Adastria Co. Ltd.	3,200		72

Aisin Corp.	7,400		242

Arata Corp.	200		4

Asics Corp.	15,600		240

ASKUL Corp.	1,100		15

	SHARES		MARKET VALUE (000S)

Bandai Namco Holdings, Inc.	3,300	$	65

Casio Computer Co. Ltd.	7,700		58

Fujitsu General Ltd.	1,100		14

Nikon Corp.	12,000		122

Rinnai Corp.	300		7

Sega Sammy Holdings, Inc.	4,900		73

			912

CONSUMER STAPLES 5.5%

Aeon Co. Ltd.	13,100		280

Ain Holdings, Inc.	100		4

Ajinomoto Co., Inc.	11,900		419

Belc Co. Ltd.	1,000		47

Bridgestone Corp.	6,600		260

Calbee, Inc.	3,900		75

Coca-Cola Bottlers Japan Holdings, Inc.	4,400		55

DCM Holdings Co. Ltd.	12,600		115

Earth Corp.	100		3

EDION Corp.	8,200		83

Exedy Corp.	5,000		92

Fast Retailing Co. Ltd.	100		25

Food & Life Cos., Ltd.	1,800		29

Fuji Oil Holdings, Inc.	7,400		130

Geo Holdings Corp.	3,000		31

Goldwin, Inc.	500		27

H2O Retailing Corp.	3,400		50

Haseko Corp.	2,500		28

Heiwa Corp.	700		9

Honda Motor Co. Ltd.	102,600		1,103

House Foods Group, Inc.	3,700		66

Iida Group Holdings Co. Ltd.	4,800		63

Isetan Mitsukoshi Holdings Ltd.	19,800		372

Isuzu Motors Ltd.	19,500		259

Itoham Yonekyu Holdings, Inc.	3,220		86

J Front Retailing Co. Ltd.	9,400		98

Japan Tobacco, Inc.	37,700		1,021

JTEKT Corp.	13,500		94

K’s Holdings Corp.	12,000		113

Kagome Co. Ltd.	3,600		73

Kao Corp.	9,900		401

Kewpie Corp.	5,400		107

Kikkoman Corp.	3,600		42

Kirin Holdings Co. Ltd.	17,400		225

Kobe Bussan Co. Ltd.	3,500		78

Kohnan Shoji Co. Ltd.	4,200		109

Koito Manufacturing Co. Ltd.	4,400		61

Kusuri No. Aoki Holdings Co. Ltd.	900		17

Maruha Nichiro Corp.	4,000		79

MatsukiyoCocokara & Co.	3,100		45

Mazda Motor Corp.	46,000		444

McDonald’s Holdings Co. Japan Ltd.	4,600		182

MEIJI Holdings Co. Ltd.	5,100		110

Mitsubishi Motors Corp.	12,100		34

Mitsubishi Shokuhin Co. Ltd.	3,800		129

Mitsui DM Sugar Holdings Co. Ltd.	4,600		97

Morinaga & Co. Ltd.	7,200		112

Morinaga Milk Industry Co. Ltd.	1,600		34

NH Foods Ltd.	3,800		114

NHK Spring Co. Ltd.	8,400		84

Nichirei Corp.	700		15

Nippn Corp.	5,100		74

Nishimatsuya Chain Co. Ltd.	5,100		68

Nissan Motor Co. Ltd.	128,200		435

	SHARES		MARKET VALUE (000S)

Nisshin Oillio Group Ltd.	3,600	$	109

Nisshin Seifun Group, Inc.	5,100		59

Nissin Foods Holdings Co. Ltd.	2,900		74

Nitori Holdings Co. Ltd.	1,500		159

NOK Corp.	8,200		109

Paltac Corp.	100		3

Pan Pacific International Holdings Corp.	5,700		133

Pigeon Corp.	1,200		11

Resorttrust, Inc.	900		13

Rohto Pharmaceutical Co. Ltd.	4,300		90

Ryohin Keikaku Co. Ltd.	3,400		57

Saizeriya Co. Ltd.	3,800		130

Sakata Seed Corp.	200		4

Sangetsu Corp.	900		17

Sankyo Co. Ltd.	17,700		193

Sapporo Holdings Ltd.	1,500		53

Sekisui Chemical Co. Ltd.	3,400		47

Sekisui House Ltd.	6,600		147

Seven & i Holdings Co. Ltd.	33,300		407

Shimamura Co. Ltd.	1,600		73

Shimano, Inc.	500		77

Skylark Holdings Co. Ltd.	4,200		56

Stanley Electric Co. Ltd.	2,800		50

Subaru Corp.	2,500		53

Sugi Holdings Co. Ltd.	600		8

Sumitomo Electric Industries Ltd.	22,800		357

Sumitomo Forestry Co. Ltd.	7,700		247

Sumitomo Rubber Industries Ltd.	12,500		125

Sundrug Co. Ltd.	2,900		73

Suntory Beverage & Food Ltd.	4,100		146

Suzuki Motor Corp.	26,500		306

Takashimaya Co. Ltd.	7,900		133

Tokai Rika Co. Ltd.	4,300		58

Tomy Co. Ltd.	5,000		99

Toyo Suisan Kaisha Ltd.	1,500		89

Toyo Tire Corp.	5,100		82

Toyoda Gosei Co. Ltd.	4,700		83

Toyota Boshoku Corp.	5,400		72

Toyota Motor Corp.	45,000		923

TS Tech Co. Ltd.	4,900		58

Tsuruha Holdings, Inc.	600		34

Unicharm Corp.	2,400		77

United Super Markets Holdings, Inc.	8,600		47

USS Co. Ltd.	9,600		81

Yakult Honsha Co. Ltd.	1,100		20

Yamada Holdings Co. Ltd.	51,100		138

Yamaha Corp.	700		16

Yamaha Motor Co. Ltd.	16,900		157

Yamazaki Baking Co. Ltd.	5,000		103

Yokohama Rubber Co. Ltd.	2,800		62

Zensho Holdings Co. Ltd.	3,400		130

			14,054

ENERGY 0.7%

Cosmo Energy Holdings Co. Ltd.	5,000		252

ENEOS Holdings, Inc.	118,200		609

Idemitsu Kosan Co. Ltd.	48,460		315

Inpex Corp.	34,700		510

Iwatani Corp.	700		41

Japan Petroleum Exploration Co. Ltd.	600		24

			1,751

26	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES		MARKET VALUE (000S)
FINANCIALS 2.5%

Credit Saison Co. Ltd.	1,000	$	21

Dai-ichi Life Holdings, Inc. (a)	6,100		163

Daiwa Securities Group, Inc.	21,000		161

Hirogin Holdings, Inc.	3,800		30

Hokuhoku Financial Group, Inc.	12,200		158

Hyakujushi Bank Ltd.	5,200		110

Iyogin Holdings, Inc.	3,500		33

JAFCO Group Co. Ltd.	900		11

Japan Exchange Group, Inc.	800		19

Japan Post Bank Co. Ltd.	29,400		279

Japan Post Holdings Co. Ltd.	62,400		620

Japan Post Insurance Co. Ltd.	5,500		107

Kyushu Financial Group, Inc.	4,300		25

Mitsubishi HC Capital, Inc.	13,700		91

Mitsubishi UFJ Financial Group, Inc.	69,100		746

Mizuho Financial Group, Inc.	57,800		1,217

MS&AD Insurance Group Holdings, Inc.	33,200		741

Nanto Bank Ltd.	5,100		114

Nishi-Nippon Financial Holdings, Inc.	14,000		177

Nomura Holdings, Inc.	29,000		167

ORIX Corp. (a)	2,000		44

Senshu Ikeda Holdings, Inc.	60,500		151

Seven Bank Ltd.	42,100		71

Sompo Holdings, Inc.	1,200		26

Sumitomo Mitsui Financial Group, Inc.	6,300		423

Tokio Marine Holdings, Inc.	14,900		560

Zenkoku Hosho Co. Ltd.	200		7

			6,272

HEALTH CARE 1.0%

Alfresa Holdings Corp.	7,500		103

Astellas Pharma, Inc.	15,600		154

Chugai Pharmaceutical Co. Ltd.	8,300		295

Eisai Co. Ltd.	1,500		62

Fukuda Denshi Co. Ltd.	800		34

H.U. Group Holdings, Inc.	3,800		55

Hoya Corp.	1,400		164

Kaken Pharmaceutical Co. Ltd.	3,500		84

M3, Inc.	800		8

Medipal Holdings Corp.	8,100		123

Nihon Kohden Corp.	1,600		23

Olympus Corp.	8,300		134

Santen Pharmaceutical Co. Ltd.	4,600		47

Sawai Group Holdings Co. Ltd.	600		24

Shionogi & Co. Ltd.	3,200		125

Suzuken Co. Ltd.	3,700		113

Sysmex Corp.	1,200		19

Takeda Pharmaceutical Co. Ltd.	22,641		587

Terumo Corp.	9,500		158

Toho Holdings Co. Ltd.	4,700		123

Tsumura & Co.	3,600		92

			2,527

INDUSTRIALS 5.9%

AGC, Inc.	3,900		127

ANA Holdings, Inc.	1,300		24

Central Glass Co. Ltd.	3,900		91

Central Japan Railway Co.	6,400		139

COMSYS Holdings Corp.	4,100		79

Dai Nippon Printing Co. Ltd.	7,300		246

Daikin Industries Ltd.	1,100		153

DMG Mori Co. Ltd.	5,500		144

	SHARES		MARKET VALUE (000S)

East Japan Railway Co.	11,000	$	183

Ebara Corp.	3,000		48

EXEO Group, Inc.	8,400		84

FANUC Corp.	5,200		143

Fuji Electric Co. Ltd.	500		29

Fujikura Ltd.	17,400		344

Fujitec Co. Ltd.	3,900		105

Furukawa Electric Co. Ltd.	3,100		79

Glory Ltd.	1,200		21

Hanwa Co. Ltd.	3,600		138

Harmonic Drive Systems, Inc.	500		14

Hazama Ando Corp.	7,900		57

Hino Motors Ltd. (a)	17,900		47

Hitachi Ltd.	81,500		1,835

Hitachi Zosen Corp.	13,800		91

Hoshizaki Corp.	200		6

IHI Corp.	2,400		72

ITOCHU Corp.	8,100		398

Kajima Corp.	6,100		106

Kamigumi Co. Ltd.	3,900		81

Kandenko Co. Ltd.	12,100		130

Kawasaki Heavy Industries Ltd.	8,500		325

Kawasaki Kisen Kaisha Ltd.	2,800		41

Keihan Holdings Co. Ltd.	600		11

Keio Corp.	700		16

Kinden Corp.	5,100		102

Kintetsu Group Holdings Co. Ltd. ‘L’	3,700		81

Kurita Water Industries Ltd.	800		34

Kyushu Railway Co.	3,000		65

Lixil Corp.	4,200		44

Makita Corp.	1,000		27

Marubeni Corp.	45,300		840

MEITEC Group Holdings, Inc.	3,500		71

Minebea Mitsumi, Inc.	4,800		99

MIRAIT ONE Corp.	4,600		60

Mitsubishi Corp.	26,000		511

Mitsubishi Electric Corp.	9,800		157

Mitsubishi Heavy Industries Ltd.	171,200		1,843

Mitsui & Co. Ltd.	19,600		447

Mitsui OSK Lines Ltd.	10,000		301

Nagase & Co. Ltd.	4,800		94

Nagoya Railroad Co. Ltd.	2,600		28

Nankai Electric Railway Co. Ltd.	4,000		66

Nippon Yusen KK	12,100		353

Nisshinbo Holdings, Inc.	12,400		83

NSK Ltd.	24,400		119

NTN Corp.	34,200		68

Obayashi Corp.	13,700		164

Penta-Ocean Construction Co. Ltd.	9,700		40

Persol Holdings Co. Ltd.	39,700		55

Recruit Holdings Co. Ltd.	10,900		587

Sakai Moving Service Co. Ltd.	4,900		78

Sanwa Holdings Corp.	3,600		66

Secom Co. Ltd.	2,700		160

Seino Holdings Co. Ltd.	3,400		46

Senko Group Holdings Co. Ltd.	9,400		66

SG Holdings Co. Ltd.	3,900		36

Shibaura Machine Co. Ltd.	3,700		89

Shinmaywa Industries Ltd.	8,300		74

SHO-BOND Holdings Co. Ltd.	200		7

SMC Corp.	100		48

Sohgo Security Services Co. Ltd.	12,000		70

Sojitz Corp.	10,540		257

Sotetsu Holdings, Inc.	4,100		62

Sumitomo Corp.	6,200		156

	SHARES		MARKET VALUE (000S)

Sumitomo Heavy Industries Ltd.	2,800	$	73

Taikisha Ltd.	3,700		123

Taisei Corp.	5,800		216

Takeuchi Manufacturing Co. Ltd.	4,000		140

TechnoPro Holdings, Inc.	3,400		56

Tobu Railway Co. Ltd.	2,900		49

Tokyu Corp.	12,500		138

TOPPAN Holdings, Inc.	10,100		280

TOTO Ltd.	900		21

Toyota Industries Corp.	800		68

Toyota Tsusho Corp.	25,800		504

West Japan Railway Co.	4,300		80

Yamato Holdings Co. Ltd.	3,200		35

Yaskawa Electric Corp.	3,100		112

Yuasa Trading Co. Ltd.	3,600		127

			14,983

INFORMATION TECHNOLOGY 2.2%

Advantest Corp.	2,600		105

Alps Alpine Co. Ltd.	11,600		111

Azbil Corp.	700		20

BIPROGY, Inc.	3,500		97

Brother Industries Ltd.	4,100		72

Canon Marketing Japan, Inc.	4,100		114

Citizen Watch Co. Ltd.	17,600		118

Daiwabo Holdings Co. Ltd.	4,700		84

Dexerials Corp.	800		37

Disco Corp.	1,300		495

DTS Corp.	4,000		105

FUJIFILM Holdings Corp.	11,300		265

Fujitsu Ltd.	6,100		96

Horiba Ltd.	100		8

Hosiden Corp.	5,200		70

Keyence Corp.	100		44

Kokusai Electric Corp.	2,300		68

Konica Minolta, Inc.	37,400		104

Maxell Ltd.	5,100		57

Murata Manufacturing Co. Ltd.	8,800		182

NEC Corp.	8,100		668

NET One Systems Co. Ltd.	800		15

Nippon Electric Glass Co. Ltd.	5,200		119

Nomura Research Institute Ltd.	4,600		130

Obic Co. Ltd.	300		39

Omron Corp.	2,400		83

Otsuka Corp.	4,900		95

Renesas Electronics Corp.	5,200		99

Ricoh Co. Ltd.	26,400		226

Sanken Electric Co. Ltd.	500		21

SCREEN Holdings Co. Ltd.	1,100		100

SCSK Corp.	1,200		24

Seiko Epson Corp.	4,900		77

TDK Corp.	1,600		98

TIS, Inc.	2,700		53

Tokyo Electron Ltd.	5,800		1,270

Tokyo Seimitsu Co. Ltd.	500		38

Topcon Corp.	1,000		11

Toshiba TEC Corp.	200		4

Trend Micro, Inc.	400		16

Ulvac, Inc.	1,100		72

ZOZO, Inc.	1,100		28

			5,538

MATERIALS 1.7%

ARE Holdings, Inc.	4,100		54

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES		MARKET VALUE (000S)

Daicel Corp.	14,200	$	137

DIC Corp.	1,000		19

Dowa Holdings Co. Ltd.	200		7

FP Corp.	200		3

JFE Holdings, Inc.	21,800		315

Kaneka Corp.	3,500		92

Kobe Steel Ltd.	33,600		418

Kuraray Co. Ltd.	5,500		64

Mitsubishi Chemical Group Corp.	48,900		272

Mitsubishi Materials Corp.	8,100		149

Mitsui Chemicals, Inc.	5,200		144

Mitsui Mining & Smelting Co. Ltd.	2,900		93

Nippon Light Metal Holdings Co. Ltd.	1,000		11

Nippon Paper Industries Co. Ltd. ‘L’	21,500		128

Nippon Steel Corp.	33,000		699

Nissan Chemical Corp.	600		19

Nitto Denko Corp.	3,300		262

Oji Holdings Corp.	14,800		58

Osaka Soda Co. Ltd.	400		27

Rengo Co. Ltd.	3,700		24

Shin-Etsu Chemical Co. Ltd.	9,300		362

Sumitomo Chemical Co. Ltd.	65,500		141

Sumitomo Osaka Cement Co. Ltd.	4,000		98

Taiheiyo Cement Corp.	5,200		131

Teijin Ltd.	2,800		23

Tokuyama Corp.	4,700		87

Tokyo Ohka Kogyo Co. Ltd.	3,400		93

Tokyo Steel Manufacturing Co. Ltd.	8,500		86

Tosoh Corp.	4,700		61

Toyo Seikan Group Holdings Ltd.	8,600		135

UACJ Corp.	1,000		24

UBE Corp.	5,200		92

			4,328

REAL ESTATE 0.2%

Daito Trust Construction Co. Ltd.	2,700		279

Mitsui Fudosan Co. Ltd.	8,300		76

Relo Group, Inc.	800		9

Tokyu Fudosan Holdings Corp.	7,600		51

			415

UTILITIES 1.3%

Chubu Electric Power Co., Inc.	28,000		331

Chugoku Electric Power Co., Inc.	21,000		138

Electric Power Development Co. Ltd. ‘C’	9,200		144

Hokkaido Electric Power Co., Inc.	27,200		202

Hokuriku Electric Power Co.	17,000		108

Kansai Electric Power Co., Inc.	26,300		441

Kyushu Electric Power Co., Inc.	21,200		219

Nippon Gas Co. Ltd.	2,800		42

Osaka Gas Co. Ltd.	11,400		252

Shikoku Electric Power Co., Inc.	12,800		110

Toho Gas Co. Ltd.	3,900		95

Tohoku Electric Power Co., Inc.	21,200		192

Tokyo Electric Power Co. Holdings, Inc. (a)	125,200		674

Tokyo Gas Co. Ltd.	14,900		321

			3,269

Total Japan			58,910

	SHARES		MARKET VALUE (000S)
JORDAN 0.0%

HEALTH CARE 0.0%

Hikma Pharmaceuticals PLC	3,645	$	87

Total Jordan			87

LUXEMBOURG 0.4%

COMMUNICATION SERVICES 0.1%

RTL Group SA	1,714		52

SES SA	17,724		90

			142

ENERGY 0.0%

Tenaris SA	4,106		63

MATERIALS 0.3%

APERAM SA	3,053		79

ArcelorMittal SA	24,047		551

			630

REAL ESTATE 0.0%

Aroundtown SA (a)	12,245		26

Total Luxembourg			861

NETHERLANDS 4.6%

COMMUNICATION SERVICES 0.3%

Koninklijke KPN NV	107,900		414

Universal Music Group NV	8,418		250

			664

CONSUMER STAPLES 1.1%

Heineken Holding NV	2,073		163

Heineken NV	2,773		268

Koninklijke Ahold Delhaize NV	46,207		1,360

Stellantis NV	53,515		1,058

			2,849

ENERGY 0.1%

Koninklijke Vopak NV	2,194		91

SBM Offshore NV	2,133		33

			124

FINANCIALS 0.9%

ABN AMRO Bank NV	34,129		561

Aegon Ltd.	83,573		517

ASR Nederland NV	1,260		60

Euronext NV	2,108		195

ING Groep NV	38,779		666

NN Group NV	8,444		392

			2,391

HEALTH CARE 0.1%

Koninklijke Philips NV	4,709		118

QIAGEN NV	2,180		90

			208

INDUSTRIALS 0.5%

Arcadis NV	2,151		136

Ferrovial SE	2,021		81

IMCD NV	953		132

	SHARES		MARKET VALUE (000S)

Randstad NV	3,434	$	156

TKH Group NV	894		39

Wolters Kluwer NV	4,616		762

			1,306

INFORMATION TECHNOLOGY 1.4%

ASM International NV	982		751

ASML Holding NV	1,437		1,465

BE Semiconductor Industries NV	2,031		339

NXP Semiconductors NV	3,309		890

			3,445

MATERIALS 0.2%

Akzo Nobel NV	9,694		591

Total Netherlands			11,578

NEW ZEALAND 0.2%

COMMUNICATION SERVICES 0.0%

Spark New Zealand Ltd.	35,299		89

HEALTH CARE 0.0%

Fisher & Paykel Healthcare Corp. Ltd. ‘C’	5,378		98

INDUSTRIALS 0.1%

Auckland International Airport Ltd.	14,898		69

Fletcher Building Ltd.	22,858		40

			109

UTILITIES 0.1%

Contact Energy Ltd.	13,774		75

Meridian Energy Ltd.	19,455		75

			150

Total New Zealand			446

NORWAY 1.0%

COMMUNICATION SERVICES 0.1%

Telenor ASA	24,535		280

CONSUMER STAPLES 0.1%

Mowi ASA	12,878		214

Orkla ASA	5,401		44

Salmar ASA	1,270		66

			324

ENERGY 0.4%

Aker BP ASA	6,281		160

Aker Solutions ASA	39,040		162

Equinor ASA	19,850		569

Frontline PLC	2,896		75

SFL Corp. Ltd.	1,887		26

			992

FINANCIALS 0.1%

DNB Bank ASA	7,725		152

Gjensidige Forsikring ASA	4,342		77

SpareBank 1 Nord Norge	2,890		27

Storeband ASA	2,570		26

			282

28	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES		MARKET VALUE (000S)
INDUSTRIALS 0.1%

Kongsberg Gruppen ASA	965	$	78

Tomra Systems ASA	6,968		83

Wallenius Wilhelmsen ASA	2,323		24

			185

INFORMATION TECHNOLOGY 0.1%

Atea ASA	9,636		138

MATERIALS 0.1%

Norsk Hydro ASA	18,953		118

Yara International ASA	8,594		248

			366

Total Norway			2,567

PORTUGAL 0.3%

CONSUMER STAPLES 0.0%

Jeronimo Martins SGPS SA	4,871		95

ENERGY 0.1%

Galp Energia SGPS SA	5,919		125

FINANCIALS 0.0%

Banco Comercial Portugues SA	66,643		24

UTILITIES 0.2%

EDP - Energias de Portugal SA	118,330		444

REN - Redes Energeticas Nacionais SGPS SA	25,058		61

			505

Total Portugal			749

SINGAPORE 1.4%

COMMUNICATION SERVICES 0.2%

JOYY, Inc. ADR	714		21

NetLink NBN Trust	91,300		56

Singapore Telecommunications Ltd.	237,700		481

			558

CONSUMER STAPLES 0.1%

Golden Agri-Resources Ltd.	658,800		131

Wilmar International Ltd.	84,400		193

			324

FINANCIALS 0.7%

DBS Group Holdings Ltd.	29,370		774

Oversea-Chinese Banking Corp. Ltd.	50,200		533

Singapore Exchange Ltd.	4,600		32

United Overseas Bank Ltd.	18,400		424

			1,763

INDUSTRIALS 0.3%

ComfortDelGro Corp. Ltd.	65,500		65

Jardine Cycle & Carriage Ltd.	4,700		92

Keppel Corp. Ltd.	24,900		118

Singapore Airlines Ltd.	57,100		290

Singapore Technologies Engineering Ltd.	42,400		135

			700

	SHARES		MARKET VALUE (000S)
INFORMATION TECHNOLOGY 0.0%

Venture Corp. Ltd.	8,500	$	89

UTILITIES 0.1%

Sembcorp Industries Ltd.	53,600		190

Total Singapore			3,624

SOUTH AFRICA 0.0%

FINANCIALS 0.0%

Investec PLC	4,997		36

Total South Africa			36

SPAIN 3.8%

COMMUNICATION SERVICES 0.6%

Cellnex Telecom SA	5,191		169

Telefonica SA	337,813		1,431

			1,600

CONSUMER STAPLES 0.4%

Gestamp Automocion SA	19,080		57

Industria de Diseno Textil SA	17,391		863

Viscofan SA	1,731		113

			1,033

ENERGY 0.4%

Repsol SA	59,251		940

FINANCIALS 1.4%

Banco Bilbao Vizcaya Argentaria SA	76,511		768

Banco de Sabadell SA	478,985		925

Banco Santander SA	304,753		1,418

Bankinter SA	3,006		24

CaixaBank SA	14,093		75

Mapfre SA	101,656		234

Unicaja Banco SA	158,339		218

			3,662

HEALTH CARE 0.1%

Almirall SA	6,200		62

Grifols SA (a)	9,400		80

			142

INDUSTRIALS 0.2%

ACS Actividades de Construccion y Servicios SA	6,304		272

Aena SME SA	565		114

Cia de Distribucion Integral Logista Holdings SA	4,090		116

Sacyr SA	27,962		99

			601

MATERIALS 0.1%

Acerinox SA	10,971		114

UTILITIES 0.6%

EDP Renovaveis SA	3,996		56

Enagas SA	2,922		44

Endesa SA	14,859		279

Iberdrola SA	61,652		800

Naturgy Energy Group SA	8,381		182

	SHARES		MARKET VALUE (000S)

Redeia Corp. SA	12,928	$	226

			1,587

Total Spain			9,679

SWEDEN 2.8%

COMMUNICATION SERVICES 0.4%

Spotify Technology SA (a)	1,031		324

Tele2 AB ‘B’	13,983		141

Telia Co. AB	167,462		449

			914

CONSUMER DISCRETIONARY 0.1%

Autoliv, Inc.	1,461		157

Betsson AB (a)	2,838		33

			190

CONSUMER STAPLES 0.3%

AAK AB	3,996		117

Axfood AB	2,797		73

Bilia AB ‘A’	4,653		62

Electrolux AB ‘B’ (a)	14,365		118

Essity AB ‘B’	15,168		388

Scandic Hotels Group AB (a)	20,792		126

			884

FINANCIALS 0.4%

EQT AB	5,148		151

Skandinaviska Enskilda Banken AB ‘A’	9,892		146

Svenska Handelsbanken AB ‘A’	28,910		276

Swedbank AB ‘A’	23,616		487

			1,060

HEALTH CARE 0.0%

Elekta AB ‘B’	3,057		19

Getinge AB ‘B’	2,249		38

Swedish Orphan Biovitrum AB (a)	1,023		28

			85

INDUSTRIALS 1.3%

AddTech AB ‘B’	2,766		69

Assa Abloy AB ‘B’	6,420		182

Atlas Copco AB ‘A’	45,660		857

Beijer Ref AB	3,403		53

Epiroc AB ‘A’	8,355		167

Indutrade AB	4,606		118

Investment AB Latour ‘B’	957		26

Lifco AB ‘B’	2,043		56

Saab AB	2,353		57

Sandvik AB	11,541		232

Securitas AB ‘B’	5,595		55

Skanska AB ‘B’	2,567		46

SKF AB ‘B’	11,582		233

Trelleborg AB ‘B’	2,666		104

Volvo AB ‘B’	43,909		1,128

			3,383

INFORMATION TECHNOLOGY 0.1%

Mycronic AB	741		29

Telefonaktiebolaget LM Ericsson ‘B’	24,582		152

			181

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES		MARKET VALUE (000S)
MATERIALS 0.1%

Hexpol AB	4,172	$	46

SSAB AB ‘A’	48,269		266

			312

REAL ESTATE 0.1%

Atrium Ljungberg AB ‘B’	4,524		88

Castellum AB (a)	4,025		49

Fastighets AB Balder ‘B’ (a)	3,554		24

			161

Total Sweden			7,170

SWITZERLAND 7.4%

COMMUNICATION SERVICES 0.1%

Swisscom AG	573		322

CONSUMER DISCRETIONARY 0.2%

Garmin Ltd.	3,041		495

CONSUMER STAPLES 1.1%

Barry Callebaut AG	45		73

Chocoladefabriken Lindt & Spruengli AG	8		94

Cie Financiere Richemont SA ‘A’	4,157		650

Coca-Cola HBC AG	2,386		81

Emmi AG	50		49

Nestle SA	17,621		1,799

			2,746

FINANCIALS 1.6%

Banque Cantonale Vaudoise	1,042		111

Cembra Money Bank AG	1,110		95

Partners Group Holding AG	341		437

St Galler Kantonalbank AG ‘A’	129		62

Swiss Life Holding AG	454		333

Swiss Re AG	5,614		696

UBS Group AG	17,005		499

Valiant Holding AG	937		106

Zurich Insurance Group AG	3,407		1,815

			4,154

HEALTH CARE 1.4%

Galenica AG	1,469		120

Novartis AG	13,922		1,482

Roche Holding AG	5,819		1,612

Sonova Holding AG	739		228

Straumann Holding AG	1,352		167

			3,609

INDUSTRIALS 1.5%

ABB Ltd.	29,074		1,612

Adecco Group AG	9,237		306

Bucher Industries AG	171		69

Daetwyler Holding AG	466		88

DKSH Holding AG	1,111		75

dormakaba Holding AG	206		106

Flughafen Zurich AG	383		85

Forbo Holding AG	42		49

Geberit AG	323		190

Georg Fischer AG	719		48

Kuehne & Nagel International AG	1,111		320

	SHARES		MARKET VALUE (000S)

Schindler Holding AG	879	$	221

SGS SA	1,776		158

Sulzer AG	1,084		150

VAT Group AG	378		213

			3,690

INFORMATION TECHNOLOGY 0.2%

ALSO Holding AG	118		36

Landis & Gyr Group AG	1,240		100

Logitech International SA	3,584		345

Temenos AG	633		44

			525

MATERIALS 1.0%

DSM-Firmenich AG	930		105

EMS-Chemie Holding AG (a)	87		71

Givaudan SA	126		597

Glencore PLC	192,442		1,095

Holcim AG	4,761		421

SIG Group AG	4,037		74

Sika AG	588		168

			2,531

REAL ESTATE 0.2%

Allreal Holding AG	394		68

PSP Swiss Property AG	1,156		148

Swiss Prime Site AG	2,147		203

			419

UTILITIES 0.1%

BKW AG	740		118

Total Switzerland			18,609

UNITED KINGDOM 14.5%

COMMUNICATION SERVICES 0.8%

Auto Trader Group PLC	9,876		99

BT Group PLC	363,221		644

Informa PLC	10,420		113

Vodafone Group PLC	1,031,542		913

WPP PLC	13,240		121

			1,890

CONSUMER DISCRETIONARY 0.2%

B&M European Value Retail SA	45,545		251

Barratt Developments PLC	23,427		139

Berkeley Group Holdings PLC	597		34

			424

CONSUMER STAPLES 3.6%

Associated British Foods PLC	7,796		243

Burberry Group PLC	8,477		94

Coca-Cola Europacific Partners PLC	1,817		132

Compass Group PLC	9,016		246

Cranswick PLC	1,460		82

Diageo PLC	11,162		350

Frasers Group PLC (a)	8,445		94

Games Workshop Group PLC	1,107		149

Greggs PLC	3,267		115

Halfords Group PLC	14,893		26

Imperial Brands PLC	35,686		913

	SHARES		MARKET VALUE (000S)

Inchcape PLC	7,789	$	73

InterContinental Hotels Group PLC	3,967		417

J Sainsbury PLC	143,354		462

Kingfisher PLC	106,217		333

Marks & Spencer Group PLC	129,326		468

Mitchells & Butlers PLC (a)	23,466		85

Next PLC	3,413		390

Ocado Group PLC (a)	6,575		24

Persimmon PLC	25,697		436

Pets at Home Group PLC	12,524		47

Premier Foods PLC	49,543		99

Reckitt Benckiser Group PLC	9,660		523

Tate & Lyle PLC	11,834		90

Taylor Wimpey PLC	177,207		317

Tesco PLC	246,622		953

Unilever PLC	37,430		2,054

			9,215

ENERGY 1.1%

BP PLC	152,081		916

John Wood Group PLC (a)	17,924		46

Shell PLC	42,846		1,537

Subsea 7 SA	13,948		262

			2,761

FINANCIALS 2.5%

3i Group PLC	20,304		783

abrdn PLC	135,684		253

Admiral Group PLC	9,172		303

Aviva PLC	53,535		322

Barclays PLC	290,584		768

Direct Line Insurance Group PLC	75,363		191

Hargreaves Lansdown PLC	5,414		77

HSBC Holdings PLC	170,731		1,474

IG Group Holdings PLC	10,968		114

Intermediate Capital Group PLC	3,397		93

Legal & General Group PLC	69,374		199

Lloyds Banking Group PLC	362,097		250

London Stock Exchange Group PLC	2,878		341

M&G PLC	153,829		395

Man Group PLC	43,724		134

NatWest Group PLC	101,460		399

Schroders PLC	17,749		81

Virgin Money UK PLC	11,426		31

			6,208

HEALTH CARE 1.4%

AstraZeneca PLC	9,905		1,541

ConvaTec Group PLC	35,416		105

GSK PLC	96,373		1,854

Smith & Nephew PLC	7,326		91

			3,591

INDUSTRIALS 2.7%

Ashtead Group PLC	4,184		279

Babcock International Group PLC	3,830		25

BAE Systems PLC	79,677		1,327

Balfour Beatty PLC	20,491		95

Bunzl PLC	4,185		159

Diploma PLC	2,327		122

Ferguson PLC	3,039		583

Firstgroup PLC	62,463		125

Howden Joinery Group PLC	23,545		260

IMI PLC	6,765		150

30	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES		MARKET VALUE (000S)

International Consolidated Airlines Group SA (a)	169,089	$	346

International Distributions Services PLC (a)	55,539		224

Intertek Group PLC	4,018		243

Melrose Industries PLC	6,665		46

Morgan Sindall Group PLC	2,635		84

Pagegroup PLC	9,689		52

RELX PLC	34,194		1,567

Rentokil Initial PLC	44,298		257

Rolls-Royce Holdings PLC (a)	89,072		512

Rotork PLC	7,201		31

RS Group PLC	8,231		73

Spirax-Sarco Engineering PLC	950		102

Travis Perkins PLC	5,075		49

Weir Group PLC	6,114		153

			6,864

INFORMATION TECHNOLOGY 0.3%

Computacenter PLC	2,149		78

Halma PLC	4,233		144

Pearson PLC	26,491		331

Sage Group PLC	19,196		263

			816

MATERIALS 0.9%

Anglo American PLC	17,764		561

Croda International PLC	2,598		129

DS Smith PLC	15,765		84

Johnson Matthey PLC	10,892		216

Mondi PLC	9,556		183

Rio Tinto PLC	17,947		1,178

			2,351

REAL ESTATE 0.0%

Grainger PLC	12,966		40

UTILITIES 1.0%

Centrica PLC	438,923		748

Drax Group PLC	17,431		109

National Grid PLC	89,118		995

Severn Trent PLC	5,809		175

SSE PLC	13,604		307

United Utilities Group PLC	15,420		191

			2,525

Total United Kingdom			36,685

UNITED STATES 0.3%

CONSUMER STAPLES 0.1%

Carnival PLC (a)	9,016		155

Carnival PLC ADR (a)	1,689		29

			184

INDUSTRIALS 0.1%

RB Global, Inc.	2,832		216

Reliance Worldwide Corp. Ltd.	6,653		20

			236

MATERIALS 0.1%

CRH PLC	5,453		409

Total United States			829

Total Common Stocks (Cost $218,266)			246,616

	SHARES		MARKET VALUE (000S)
PREFERRED STOCKS 0.5%

GERMANY 0.5%

INDUSTRIALS 0.5%

Fuchs SE	5,165	$	236

Henkel AG & Co. KGaA	2,965		264

Sartorius AG	209		49

Schaeffler AG	9,564		56

Volkswagen AG	6,980		788

			1,393

Total Preferred Stocks (Cost $1,370)			1,393

REAL ESTATE INVESTMENT TRUSTS 1.2%

AUSTRALIA 0.1%

REAL ESTATE 0.1%

Charter Hall Group	8,384		62

Goodman Group	11,102		256

Stockland	25,963		72

			390

Total Australia			390

BELGIUM 0.1%

REAL ESTATE 0.1%

Cofinimmo SA	234		14

Retail Estates REIT	1,795		119

Warehouses De Pauw CVA	2,145		58

			191

Total Belgium			191

CANADA 0.1%

REAL ESTATE 0.1%

Allied Properties Real Estate Investment Trust	2,152		24

Canadian Apartment Properties REIT	1,816		59

Granite Real Estate Investment Trust	1,296		64

			147

Total Canada			147

FRANCE 0.1%

REAL ESTATE 0.1%

Klepierre SA	3,484		93

Unibail-Rodamco-Westfield	1,502		119

			212

Total France			212

HONG KONG 0.1%

REAL ESTATE 0.1%

Fortune Real Estate Investment Trust	77,000		37

Link REIT	24,900		97

			134

Total Hong Kong			134

JAPAN 0.4%

REAL ESTATE 0.4%

Activia Properties, Inc.	7		16

Advance Residence Investment Corp.	38		77

AEON REIT Investment Corp.	52		43

Daiwa House REIT Investment Corp.	37		57

Daiwa Office Investment Corp.	4		7

	SHARES		MARKET VALUE (000S)

Frontier Real Estate Investment Corp.	2	$	5

GLP J-Reit	50		41

Hulic Reit, Inc.	44		40

Industrial & Infrastructure Fund Investment Corp.	44		35

Invincible Investment Corp.	219		89

Japan Excellent, Inc.	51		38

Japan Hotel REIT Investment Corp.	292		141

Japan Metropolitan Fund Invest	130		73

Japan Prime Realty Investment Corp.	8		16

Japan Real Estate Investment Corp.	7		22

KDX Realty Investment Corp.	53		51

LaSalle Logiport REIT	128		118

Mori Hills REIT Investment Corp.	45		37

Nippon Accommodations Fund, Inc.	3		12

Nippon Building Fund, Inc.	9		32

Nippon Prologis REIT, Inc.	36		56

Nomura Real Estate Master Fund, Inc.	52		46

Orix JREIT, Inc.	49		49

Sekisui House Reit, Inc.	122		60

United Urban Investment Corp.	77		68

			1,229

Total Japan			1,229

LUXEMBOURG 0.0%

REAL ESTATE 0.0%

Shurgard Self Storage Ltd.	2,105		81

Total Luxembourg			81

SINGAPORE 0.1%

REAL ESTATE 0.1%

CapitaLand Ascendas REIT	52,300		98

CapitaLand Integrated Commercial Trust	43,300		63

Keppel DC REIT	42,900		57

Keppel REIT	4,720		3

Mapletree Industrial Trust	38,635		60

			281

Total Singapore			281

SPAIN 0.0%

REAL ESTATE 0.0%

Inmobiliaria Colonial Socimi SA	4,436		26

Total Spain			26

UNITED KINGDOM 0.2%

REAL ESTATE 0.2%

Assura PLC	48,981		25

Big Yellow Group PLC	3,797		56

Great Portland Estates PLC	6,496		28

LondonMetric Property PLC	23,816		58

Segro PLC	19,577		221

Tritax Big Box REIT PLC	48,856		96

			484

Total United Kingdom			484

Total Real Estate Investment Trusts (Cost $3,765)			3,175

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)

	SHARES		MARKET VALUE (000S)
RIGHTS 0.0%

ITALY 0.0%

HEALTH CARE 0.0%

Amplifon SpA	2,281	$	0

Total Rights (Cost $0)			0

WARRANTS 0.0%

CANADA 0.0%

INFORMATION TECHNOLOGY 0.0%

Constellation Software, Inc. - Exp. 03/31/2040 «	58		0

Total Warrants (Cost $0)			0

SHARES		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (c) 0.5%
	$	1,203

Total Short-Term Instruments (Cost $1,203)		1,203

Total Investments in Securities (Cost $224,604)		252,387

Total Investments 99.5% (Cost $224,604)	$	252,387

Other Assets and Liabilities, net 0.5%		1,157

Net Assets 100.0%	$	253,544

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$1,203	U.S. Treasury Notes 4.500% due 03/31/2026	$(1,228)	$1,203	$1,204

Total Repurchase Agreements						$(1,228)	$1,203	$1,204

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,204	$0	$0	$1,204	$(1,228)	$(24)

Total Borrowings and Other Financing Transactions	$1,204	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5)	$0	$(5)

32	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
Australia
Communication Services	$0	$526	$0	$526
Consumer Discretionary	0	241	0	241
Consumer Staples	0	2,088	0	2,088
Energy	0	364	0	364
Financials	0	3,540	0	3,540
Health Care	0	736	0	736
Industrials	0	1,318	0	1,318
Information Technology	0	241	0	241
Materials	0	2,805	0	2,805
Real Estate	0	50	0	50
Utilities	0	671	0	671
Austria
Energy	0	63	0	63
Financials	0	161	0	161
Industrials	0	93	0	93
Materials	0	121	0	121
Real Estate	94	0	0	94
Utilities	0	58	0	58
Belgium
Communication Services	0	57	0	57
Consumer Staples	191	0	0	191
Financials	0	94	0	94
Health Care	0	374	0	374
Industrials	0	69	0	69
Materials	0	50	0	50
Utilities	0	88	0	88
Canada
Communication Services	902	0	0	902
Consumer Staples	4,145	0	0	4,145
Energy	3,525	0	0	3,525
Financials	3,955	0	0	3,955
Industrials	2,674	0	0	2,674
Information Technology	1,283	0	0	1,283
Materials	2,583	0	0	2,583
Real Estate	190	0	0	190
Utilities	843	0	0	843
Chile
Materials	0	250	0	250
Denmark
Consumer Staples	59	457	0	516
Financials	87	349	0	436
Health Care	23	4,448	0	4,471
Industrials	0	689	0	689
Information Technology	0	50	0	50
Materials	0	343	0	343
Utilities	0	105	0	105
Finland
Communication Services	0	98	0	98
Consumer Staples	0	114	0	114
Energy	0	52	0	52
Financials	0	516	0	516
Health Care	0	129	0	129
Industrials	0	847	0	847
Information Technology	0	121	0	121
Materials	0	329	0	329
Real Estate	0	87	0	87
Utilities	0	153	0	153
France
Communication Services	0	1,950	0	1,950
Consumer Discretionary	0	115	0	115
Consumer Staples	0	4,372	0	4,372
Energy	0	1,395	0	1,395
Financials	0	1,908	0	1,908
Health Care	0	1,496	0	1,496

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Industrials	$0	$6,096	$0	$6,096
Information Technology	0	463	0	463
Materials	0	752	0	752
Utilities	0	781	0	781
Germany
Communication Services	0	1,006	0	1,006
Consumer Discretionary	0	1,695	0	1,695
Consumer Staples	0	1,437	0	1,437
Financials	0	3,030	0	3,030
Health Care	0	766	0	766
Industrials	0	2,168	0	2,168
Information Technology	0	2,452	0	2,452
Materials	0	1,659	0	1,659
Real Estate	0	800	0	800
Utilities	0	215	0	215
Hong Kong
Communication Services	0	253	0	253
Consumer Staples	0	381	0	381
Financials	39	361	0	400
Industrials	0	637	0	637
Information Technology	0	199	0	199
Real Estate	0	792	0	792
Utilities	0	335	0	335
Ireland
Consumer Staples	160	147	0	307
Health Care	1,086	0	0	1,086
Industrials	902	646	0	1,548
Materials	0	454	0	454
Israel
Communication Services	0	68	0	68
Consumer Staples	0	34	0	34
Energy	0	71	0	71
Financials	0	687	0	687
Health Care	229	0	0	229
Industrials	123	149	0	272
Information Technology	380	77	0	457
Materials	0	106	0	106
Real Estate	86	143	0	229
Italy
Communication Services	19	545	0	564
Consumer Discretionary	0	70	0	70
Consumer Staples	0	692	0	692
Energy	0	1,320	0	1,320
Financials	0	3,428	0	3,428
Health Care	0	289	0	289
Industrials	0	862	0	862
Materials	0	53	0	53
Utilities	0	908	0	908
Japan
Communication Services	0	4,861	0	4,861
Consumer Discretionary	0	912	0	912
Consumer Staples	220	13,834	0	14,054
Energy	0	1,751	0	1,751
Financials	0	6,272	0	6,272
Health Care	92	2,435	0	2,527
Industrials	0	14,983	0	14,983
Information Technology	15	5,523	0	5,538
Materials	0	4,328	0	4,328
Real Estate	0	415	0	415
Utilities	0	3,269	0	3,269
Jordan
Health Care	0	87	0	87
Luxembourg
Communication Services	0	142	0	142
Energy	0	63	0	63
Materials	0	630	0	630
Real Estate	0	26	0	26

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	33

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	(Cont.)	June 30, 2024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Netherlands
Communication Services	$0	$664	$0	$664
Consumer Staples	0	2,849	0	2,849
Energy	0	124	0	124
Financials	0	2,391	0	2,391
Health Care	19	189	0	208
Industrials	81	1,225	0	1,306
Information Technology	890	2,555	0	3,445
Materials	0	591	0	591
New Zealand
Communication Services	89	0	0	89
Health Care	0	98	0	98
Industrials	69	40	0	109
Utilities	150	0	0	150
Norway
Communication Services	280	0	0	280
Consumer Staples	0	324	0	324
Energy	101	891	0	992
Financials	27	255	0	282
Industrials	0	185	0	185
Information Technology	138	0	0	138
Materials	0	366	0	366
Portugal
Consumer Staples	0	95	0	95
Energy	0	125	0	125
Financials	0	24	0	24
Utilities	0	505	0	505
Singapore
Communication Services	77	481	0	558
Consumer Staples	131	193	0	324
Financials	0	1,763	0	1,763
Industrials	0	700	0	700
Information Technology	0	89	0	89
Utilities	0	190	0	190
South Africa
Financials	0	36	0	36
Spain
Communication Services	0	1,600	0	1,600
Consumer Staples	0	1,033	0	1,033
Energy	0	940	0	940
Financials	0	3,662	0	3,662
Health Care	0	142	0	142
Industrials	0	601	0	601
Materials	0	114	0	114
Utilities	0	1,587	0	1,587
Sweden
Communication Services	324	590	0	914
Consumer Discretionary	157	33	0	190
Consumer Staples	0	884	0	884
Financials	0	1,060	0	1,060
Health Care	28	57	0	85
Industrials	0	3,383	0	3,383
Information Technology	0	181	0	181
Materials	0	312	0	312
Real Estate	0	161	0	161

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Switzerland
Communication Services	$0	$322	$0	$322
Consumer Discretionary	495	0	0	495
Consumer Staples	49	2,697	0	2,746
Financials	106	4,048	0	4,154
Health Care	0	3,609	0	3,609
Industrials	163	3,527	0	3,690
Information Technology	0	525	0	525
Materials	0	2,531	0	2,531
Real Estate	0	419	0	419
Utilities	0	118	0	118
United Kingdom
Communication Services	0	1,890	0	1,890
Consumer Discretionary	0	424	0	424
Consumer Staples	591	8,624	0	9,215
Energy	0	2,761	0	2,761
Financials	0	6,208	0	6,208
Health Care	0	3,591	0	3,591
Industrials	269	6,595	0	6,864
Information Technology	0	816	0	816
Materials	399	1,952	0	2,351
Real Estate	40	0	0	40
Utilities	0	2,525	0	2,525
United States
Consumer Staples	29	155	0	184
Industrials	216	20	0	236
Materials	409	0	0	409
Preferred Stocks
Germany
Industrials	0	1,393	0	1,393
Real Estate Investment Trusts
Australia
Real Estate	0	390	0	390
Belgium
Real Estate	0	191	0	191
Canada
Real Estate	147	0	0	147
France
Real Estate	0	212	0	212
Hong Kong
Real Estate	0	134	0	134
Japan
Real Estate	0	1,229	0	1,229
Luxembourg
Real Estate	0	81	0	81
Singapore
Real Estate	0	281	0	281
Spain
Real Estate	0	26	0	26
United Kingdom
Real Estate	0	484	0	484
Short-Term Instruments
Repurchase Agreements	0	1,203	0	1,203

Total Investments	$29,379	$223,008	$0	$252,387

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

34	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

COMMON STOCKS 97.7%

IRELAND 0.2%

INFORMATION TECHNOLOGY 0.2%

Accenture PLC ‘A’	823	$250

Total Ireland		250

SWITZERLAND 0.1%

CONSUMER STAPLES 0.0%

Guess?, Inc.	1,363	28

FINANCIALS 0.1%

Chubb Ltd.	819	209

Total Switzerland		237

UNITED KINGDOM 0.4%

COMMUNICATION SERVICES 0.0%

Liberty Global Ltd. ‘C’ (a)	2,679	48

CONSUMER STAPLES 0.0%

Capri Holdings Ltd. (a)	471	15

Nomad Foods Ltd.	32	1

		16

ENERGY 0.1%

TechnipFMC PLC	6,614	173

FINANCIALS 0.1%

Janus Henderson Group PLC	1,398	47

Willis Towers Watson PLC	245	64

		111

INDUSTRIALS 0.1%

Nvent Electric PLC	592	45

Pentair PLC	1,463	112

		157

MATERIALS 0.1%

Amcor PLC	5,340	52

Tronox Holdings PLC	796	13

		65

Total United Kingdom		570

UNITED STATES 97.0%

COMMUNICATION SERVICES 7.6%

Alphabet, Inc. ‘A’	11,788	2,147

AT&T, Inc.	85,290	1,630

Charter Communications, Inc. ‘A’ (a)	1,122	335

Comcast Corp. ‘A’	9,299	364

EchoStar Corp. ‘A’ (a)	1,039	19

Electronic Arts, Inc.	916	128

Fox Corp. ‘A’	3,035	104

Frontier Communications Parent, Inc. (a)	590	15

Interpublic Group of Cos., Inc.	3,408	99

John Wiley & Sons, Inc. ‘A’	456	19

Liberty Broadband Corp. ‘C’ (a)	460	25

Liberty Latin America Ltd. ‘C’ (a)	3,565	34

	SHARES	MARKET VALUE (000S)

Liberty Media Corp.-Liberty SiriusXM (a)	2,019	$45

Lumen Technologies, Inc. (a)	22,643	25

Meta Platforms, Inc. ‘A’	6,027	3,039

Netflix, Inc. (a)	981	662

New York Times Co. ‘A’	1,388	71

News Corp. ‘A’	3,634	100

Nexstar Media Group, Inc.	454	75

Omnicom Group, Inc.	889	80

Paramount Global ‘B’	2,325	24

Pinterest, Inc. ‘A’ (a)	1,992	88

Scholastic Corp.	334	12

Snap, Inc. ‘A’ (a)	3,013	50

T-Mobile U.S., Inc.	2,410	425

Take-Two Interactive Software, Inc. (a)	704	110

TEGNA, Inc.	3,884	54

Telephone & Data Systems, Inc.	2,159	45

Verizon Communications, Inc.	34,617	1,428

Yelp, Inc. (a)	1,280	47

		11,299

CONSUMER DISCRETIONARY 2.7%

Abercrombie & Fitch Co. ‘A’ (a)	3,055	543

Academy Sports & Outdoors, Inc.	905	48

Acushnet Holdings Corp.	311	20

Adient PLC (a)	1,748	43

Adtalem Global Education, Inc. (a)	978	67

Advance Auto Parts, Inc.	229	15

Amazon.com, Inc. (a)	10,636	2,055

American Eagle Outfitters, Inc.	6,815	136

Asbury Automotive Group, Inc. (a)	454	103

AutoNation, Inc. (a)	782	125

AutoZone, Inc. (a)	141	418

Bath & Body Works, Inc.	969	38

Best Buy Co., Inc.	3,705	312

Mohawk Industries, Inc. (a)	129	15

TopBuild Corp. (a)	131	50

Worthington Enterprises, Inc.	330	16

		4,004

CONSUMER STAPLES 17.5%

Albertsons Cos., Inc. ‘A’	716	14

Altria Group, Inc.	14,518	661

Andersons, Inc.	542	27

Archer-Daniels-Midland Co.	8,165	494

BJ’s Wholesale Club Holdings, Inc. (a)	582	51

BorgWarner, Inc.	2,193	71

Boston Beer Co., Inc. ‘A’ (a)	100	31

Bright Horizons Family Solutions, Inc. (a)	322	35

Brown-Forman Corp. ‘B’	2,225	96

Brunswick Corp.	1,175	86

Buckle, Inc.	852	31

Bunge Global SA	810	86

Burlington Stores, Inc. (a)	157	38

Cal-Maine Foods, Inc.	1,435	88

Campbell Soup Co.	345	16

Carnival Corp. (a)	4,241	79

Carter’s, Inc.	1,351	84

Casey’s General Stores, Inc.	591	225

Central Garden & Pet Co. ‘A’ (a)	484	16

Chipotle Mexican Grill, Inc. (a)	6,000	376

	SHARES	MARKET VALUE (000S)

Church & Dwight Co., Inc.	922	$96

Churchill Downs, Inc.	180	25

Clorox Co.	1,350	184

Coca-Cola Co.	12,528	797

Coca-Cola Consolidated, Inc.	30	33

Colgate-Palmolive Co.	4,593	446

Conagra Brands, Inc.	2,075	59

Constellation Brands, Inc. ‘A’	258	66

Costco Wholesale Corp.	2,040	1,734

Cracker Barrel Old Country Store, Inc.	470	20

Dana, Inc.	2,133	26

Darden Restaurants, Inc.	245	37

Deckers Outdoor Corp. (a)	284	275

Dick’s Sporting Goods, Inc.	682	147

Dillard’s, Inc. ‘A’	154	68

Dollar General Corp.	992	131

Dollar Tree, Inc. (a)	566	60

Domino’s Pizza, Inc.	650	336

Dorman Products, Inc. (a)	232	21

Edgewell Personal Care Co.	824	33

Floor & Decor Holdings, Inc. ‘A’ (a)	457	45

Flowers Foods, Inc.	2,530	56

Foot Locker, Inc.	3,079	77

Ford Motor Co.	47,619	597

Gap, Inc.	5,336	127

General Mills, Inc.	2,237	142

General Motors Co.	18,858	876

Gentex Corp.	3,224	109

Genuine Parts Co.	206	28

Goodyear Tire & Rubber Co. (a)	6,186	70

Graham Holdings Co. ‘B’	40	28

Grand Canyon Education, Inc. (a)	518	72

Group 1 Automotive, Inc.	370	110

H&R Block, Inc.	2,163	117

Hanesbrands, Inc. (a)	7,610	38

Harley-Davidson, Inc.	1,035	35

Helen of Troy Ltd. (a)	252	23

Hershey Co.	440	81

Hilton Worldwide Holdings, Inc.	572	125

Home Depot, Inc.	1,596	549

Hormel Foods Corp.	461	14

Hyatt Hotels Corp. ‘A’	134	20

Ingredion, Inc.	676	78

International Game Technology PLC	1,250	26

J M Smucker Co.	354	39

Jack in the Box, Inc.	758	39

KB Home	772	54

Kellanova	1,838	106

Keurig Dr Pepper, Inc.	2,602	87

Kimberly-Clark Corp.	1,679	232

Kohl’s Corp.	4,313	99

Kontoor Brands, Inc.	1,157	77

Kraft Heinz Co.	6,739	217

Kroger Co.	9,793	489

La-Z-Boy, Inc.	894	33

Lamb Weston Holdings, Inc.	863	73

Lancaster Colony Corp.	361	68

Las Vegas Sands Corp.	399	18

Laureate Education, Inc.	1,286	19

Lear Corp.	447	51

Leggett & Platt, Inc.	1,946	22

Lennar Corp. ‘A’	690	103

Light & Wonder, Inc. (a)	304	32

Lithia Motors, Inc.	74	19

Lowe’s Cos., Inc.	1,410	311

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

M/I Homes, Inc. (a)	532	$65

Macy’s, Inc.	4,612	89

Marriott International, Inc. ‘A’	755	183

McCormick & Co., Inc.	1,387	98

McDonald’s Corp.	2,068	527

Meritage Homes Corp.	621	101

Molson Coors Beverage Co. ‘B’	2,320	118

Mondelez International, Inc. ‘A’	4,303	282

Monster Beverage Corp. (a)	1,673	84

Murphy USA, Inc.	492	231

Newell Brands, Inc.	3,402	22

NIKE, Inc. ‘B’	818	62

Nordstrom, Inc.	2,358	50

NVR, Inc. (a)	12	91

O’Reilly Automotive, Inc. (a)	243	257

ODP Corp. (a)	871	34

Ollie’s Bargain Outlet Holdings, Inc. (a)	218	21

Penske Automotive Group, Inc.	443	66

PepsiCo, Inc.	5,230	863

Philip Morris International, Inc.	6,639	673

Phinia, Inc.	474	19

Pool Corp.	285	88

Post Holdings, Inc. (a)	671	70

PriceSmart, Inc.	234	19

Procter & Gamble Co.	7,399	1,220

PulteGroup, Inc.	1,901	209

PVH Corp.	621	66

Ralph Lauren Corp.	317	55

Ross Stores, Inc.	719	104

Royal Caribbean Cruises Ltd. (a)	762	121

Sally Beauty Holdings, Inc. (a)	3,887	42

Seaboard Corp.	18	57

Service Corp. International	1,163	83

Signet Jewelers Ltd.	852	76

Skechers USA, Inc. ‘A’ (a)	492	34

Sonic Automotive, Inc. ‘A’	353	19

Spectrum Brands Holdings, Inc.	179	15

Sprouts Farmers Market, Inc. (a)	2,832	237

Starbucks Corp.	916	71

Steven Madden Ltd.	1,020	43

Strategic Education, Inc.	188	21

Sysco Corp.	1,334	95

Tapestry, Inc.	324	14

Target Corp.	6,855	1,015

Taylor Morrison Home Corp. (a)	1,910	106

Tempur Sealy International, Inc.	1,738	82

Texas Roadhouse, Inc.	455	78

Thor Industries, Inc.	965	90

TJX Cos., Inc.	4,339	478

Toll Brothers, Inc.	1,069	123

Tractor Supply Co.	368	99

TreeHouse Foods, Inc. (a)	902	33

Tri Pointe Homes, Inc. (a)	1,972	73

Tyson Foods, Inc. ‘A’	5,343	305

U.S. Foods Holding Corp. (a)	2,250	119

Ulta Beauty, Inc. (a)	180	69

Universal Corp.	261	13

Urban Outfitters, Inc. (a)	2,269	93

Vail Resorts, Inc.	399	72

Valvoline, Inc. (a)	1,036	45

VF Corp.	1,300	18

Vista Outdoor, Inc. (a)	782	29

Visteon Corp. (a)	588	63

Walgreens Boots Alliance, Inc.	23,930	289

	SHARES	MARKET VALUE (000S)

Walmart, Inc.	35,689	$2,416

Weis Markets, Inc.	239	15

Wendy’s Co.	4,197	71

Whirlpool Corp.	645	66

Williams-Sonoma, Inc.	1,234	348

Winnebago Industries, Inc.	239	13

Wyndham Hotels & Resorts, Inc.	575	43

Yum! Brands, Inc.	1,139	151

		25,940

ENERGY 6.0%

Antero Resources Corp. (a)	2,241	73

Archrock, Inc.	2,782	56

Baker Hughes Co.	7,420	261

Chevron Corp.	8,578	1,342

Chord Energy Corp.	254	43

CNX Resources Corp. (a)	3,571	87

ConocoPhillips	4,392	502

Coterra Energy, Inc.	1,644	44

CVR Energy, Inc.	827	22

Delek U.S. Holdings, Inc.	2,131	53

Diamondback Energy, Inc.	370	74

DTE Midstream, Inc.	214	15

EOG Resources, Inc.	1,326	167

Equitrans Midstream Corp.	3,015	39

Exxon Mobil Corp.	13,393	1,542

Halliburton Co.	1,954	66

Helmerich & Payne, Inc.	1,452	52

HF Sinclair Corp.	1,050	56

Kinder Morgan, Inc.	5,839	116

Marathon Oil Corp.	5,846	168

Marathon Petroleum Corp.	5,921	1,027

Matador Resources Co.	282	17

Murphy Oil Corp.	2,068	85

NOV, Inc.	4,120	78

ONEOK, Inc.	1,304	106

Ovintiv, Inc.	826	39

Patterson-UTI Energy, Inc.	2,613	27

PBF Energy, Inc. ‘A’	2,906	134

Peabody Energy Corp.	2,973	66

Permian Resources Corp.	4,391	71

Phillips 66	6,447	910

Range Resources Corp.	2,040	68

Schlumberger NV	3,311	156

SM Energy Co.	1,103	48

Southwestern Energy Co. (a)	2,154	14

Targa Resources Corp.	1,349	174

Valero Energy Corp.	5,988	939

Williams Cos., Inc.	2,656	113

World Kinect Corp.	1,600	41

		8,891

FINANCIALS 17.2%

Affiliated Managers Group, Inc.	411	64

Aflac, Inc.	2,661	238

Allstate Corp.	2,901	463

Ally Financial, Inc.	4,759	189

American Express Co.	1,147	266

American Financial Group, Inc.	118	14

American International Group, Inc.	8,694	645

Ameriprise Financial, Inc.	275	117

Aon PLC ‘A’	829	243

Apollo Global Management, Inc.	1,449	171

Ares Management Corp. ‘A’	981	131

	SHARES	MARKET VALUE (000S)

Arthur J Gallagher & Co.	459	$119

Artisan Partners Asset Management, Inc. ‘A’	839	35

Assurant, Inc.	578	96

Bank of America Corp.	14,880	592

Bank of New York Mellon Corp.	5,904	354

BankUnited, Inc.	1,152	34

Berkshire Hathaway, Inc. ‘B’ (a)	6,592	2,682

Blackstone, Inc.	2,462	305

Bread Financial Holdings, Inc.	1,471	65

Brighthouse Financial, Inc. (a)	1,176	51

Brown & Brown, Inc.	1,883	168

Cadence Bank	543	15

Capital One Financial Corp.	4,592	636

Carlyle Group, Inc.	836	34

Charles Schwab Corp.	3,903	288

Cincinnati Financial Corp.	218	26

Citigroup, Inc.	31,751	2,015

Citizens Financial Group, Inc.	2,349	85

CME Group, Inc.	1,392	274

CNO Financial Group, Inc.	1,716	48

Coinbase Global, Inc. ‘A’ (a)	597	133

Comerica, Inc.	920	47

Commerce Bancshares, Inc.	278	15

Corebridge Financial, Inc.	2,073	60

Corpay, Inc. (a)	252	67

Credit Acceptance Corp. (a)	29	15

Discover Financial Services	877	115

East West Bancorp, Inc.	319	23

Encore Capital Group, Inc. (a)	284	12

Equitable Holdings, Inc.	2,587	106

Erie Indemnity Co. ‘A’	255	92

Essent Group Ltd.	332	19

Evercore, Inc. ‘A’	741	154

FactSet Research Systems, Inc.	180	73

Federated Hermes, Inc.	1,599	53

Fidelity National Financial, Inc.	659	33

Fidelity National Information Services, Inc.	1,410	106

Fifth Third Bancorp	1,963	72

First American Financial Corp.	525	28

First Citizens BancShares, Inc. ‘A’	42	71

First Horizon Corp.	1,029	16

FirstCash Holdings, Inc.	128	13

Fiserv, Inc. (a)	1,393	208

Franklin Resources, Inc.	3,425	76

Genworth Financial, Inc. (a)	8,733	53

Goldman Sachs Group, Inc.	1,450	656

Hanover Insurance Group, Inc.	421	53

Hartford Financial Services Group, Inc.	731	73

Houlihan Lokey, Inc.	754	102

Huntington Bancshares, Inc.	2,784	37

Interactive Brokers Group, Inc. ‘A’	623	76

Intercontinental Exchange, Inc.	2,699	369

Invesco Ltd.	5,204	78

Jack Henry & Associates, Inc.	874	145

Jackson Financial, Inc. ‘A’	1,659	123

Jefferies Financial Group, Inc.	861	43

JPMorgan Chase & Co.	6,612	1,337

Kemper Corp.	539	32

KeyCorp	2,024	29

KKR & Co., Inc.	1,597	168

Lincoln National Corp.	2,463	77

Loews Corp.	1,583	118

36	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)

LPL Financial Holdings, Inc.	496	$138

M&T Bank Corp.	263	40

Markel Group, Inc. (a)	31	49

MarketAxess Holdings, Inc.	122	24

Marsh & McLennan Cos., Inc.	1,230	259

Mastercard, Inc. ‘A’	2,429	1,072

Mercury General Corp.	455	24

MetLife, Inc.	7,286	511

MGIC Investment Corp.	2,410	52

Moelis & Co. ‘A’	643	37

Moody’s Corp.	95	40

Morningstar, Inc.	147	43

Mr Cooper Group, Inc. (a)	762	62

MSCI, Inc.	199	96

Nasdaq, Inc.	504	30

Navient Corp.	2,735	40

Nelnet, Inc. ‘A’	173	17

New York Community Bancorp, Inc.	8,774	28

Northern Trust Corp.	399	33

Old National Bancorp	917	16

OneMain Holdings, Inc.	1,161	56

PennyMac Financial Services, Inc.	294	28

PNC Financial Services Group, Inc.	827	129

Principal Financial Group, Inc.	191	15

PROG Holdings, Inc.	916	32

Progressive Corp.	3,015	626

Prudential Financial, Inc.	3,231	379

Raymond James Financial, Inc.	179	22

Reinsurance Group of America, Inc.	339	70

RLI Corp.	268	38

Robinhood Markets, Inc. ‘A’ (a)	1,979	45

S&P Global, Inc.	179	80

SEI Investments Co.	1,532	99

Selective Insurance Group, Inc.	168	16

SLM Corp.	4,471	93

Stewart Information Services Corp.	505	31

Stifel Financial Corp.	206	17

Synchrony Financial	9,500	448

Synovus Financial Corp.	466	19

T Rowe Price Group, Inc.	1,099	127

Tradeweb Markets, Inc. ‘A’	638	68

Travelers Cos., Inc.	1,992	405

Truist Financial Corp.	3,195	124

U.S. Bancorp	3,626	144

Unum Group	2,903	148

Virtu Financial, Inc. ‘A’	2,309	52

Visa, Inc. ‘A’	4,516	1,185

Washington Federal, Inc.	451	13

Webster Financial Corp.	412	18

Wells Fargo & Co.	38,935	2,312

Western Alliance Bancorp	272	17

Western Union Co.	9,650	118

White Mountains Insurance Group Ltd.	31	56

Wintrust Financial Corp.	158	16

WR Berkley Corp.	402	32

Zions Bancorp NA	841	36

		25,364

HEALTH CARE 13.7%

AbbVie, Inc.	10,138	1,739

Agilent Technologies, Inc.	542	70

Align Technology, Inc. (a)	148	36

Amedisys, Inc. (a)	164	15

	SHARES	MARKET VALUE (000S)

Amgen, Inc.	4,689	$1,465

Avantor, Inc. (a)	1,984	42

Baxter International, Inc.	1,412	47

Becton Dickinson & Co.	567	133

Biogen, Inc. (a)	579	134

BioMarin Pharmaceutical, Inc. (a)	311	26

Boston Scientific Corp. (a)	3,378	260

Bristol-Myers Squibb Co.	8,521	354

Bruker Corp.	653	42

Cardinal Health, Inc.	4,558	448

Catalent, Inc. (a)	543	31

Cencora, Inc.	929	209

Chemed Corp.	152	82

Cigna Group	603	199

Cooper Cos., Inc. (a)	1,172	102

CVS Health Corp.	21,249	1,255

Danaher Corp.	1,474	368

DaVita, Inc. (a)	1,736	241

Dentsply Sirona, Inc.	2,260	56

Elanco Animal Health, Inc. (a)	967	14

Elevance Health, Inc.	231	125

Eli Lilly & Co.	4,138	3,746

Encompass Health Corp.	1,319	113

Exelixis, Inc. (a)	1,307	29

GE Healthcare, Inc.	428	33

Gilead Sciences, Inc.	14,374	986

Globus Medical, Inc. ‘A’ (a)	459	31

Haemonetics Corp. (a)	429	35

HCA Healthcare, Inc.	522	168

Henry Schein, Inc. (a)	688	44

Hologic, Inc. (a)	596	44

IDEXX Laboratories, Inc. (a)	174	85

Incyte Corp. (a)	245	15

Jazz Pharmaceuticals PLC (a)	110	12

Johnson & Johnson	9,206	1,346

Masimo Corp. (a)	307	39

McKesson Corp.	1,507	880

Merck & Co., Inc.	11,305	1,400

Mettler-Toledo International, Inc. (a)	81	113

Molina Healthcare, Inc. (a)	124	37

Neurocrine Biosciences, Inc. (a)	483	67

Organon & Co.	5,695	118

Owens & Minor, Inc. (a)	1,314	18

Patterson Cos., Inc.	2,281	55

Pfizer, Inc.	26,806	750

Premier, Inc. ‘A’	1,735	32

Quest Diagnostics, Inc.	639	87

Regeneron Pharmaceuticals, Inc. (a)	596	626

ResMed, Inc.	751	144

Royalty Pharma PLC ‘A’	1,650	44

Select Medical Holdings Corp.	1,422	50

STERIS PLC	749	164

Teleflex, Inc.	188	40

Tenet Healthcare Corp. (a)	2,649	352

United Therapeutics Corp. (a)	721	230

Universal Health Services, Inc. ‘B’	622	115

Vertex Pharmaceuticals, Inc. (a)	680	319

Viatris, Inc.	18,133	193

Waters Corp. (a)	209	61

West Pharmaceutical Services, Inc.	208	69

Zoetis, Inc.	324	56

		20,239

INDUSTRIALS 11.7%

3M Co.	4,740	484

	SHARES	MARKET VALUE (000S)

A O Smith Corp.	2,032	$166

AAR Corp. (a)	504	37

ABM Industries, Inc.	1,168	59

Acuity Brands, Inc.	443	107

Advanced Drainage Systems, Inc.	218	35

AECOM	655	58

AGCO Corp.	320	31

Allison Transmission Holdings, Inc.	1,364	104

American Woodmark Corp. (a)	219	17

API Group Corp. (a)	1,547	58

Apogee Enterprises, Inc.	378	24

Applied Industrial Technologies, Inc.	142	28

ArcBest Corp.	156	17

Arcosa, Inc.	586	49

Armstrong World Industries, Inc.	346	39

Automatic Data Processing, Inc.	467	111

Beacon Roofing Supply, Inc. (a)	177	16

Boise Cascade Co.	718	86

Booz Allen Hamilton Holding Corp.	1,380	212

Brady Corp. ‘A’	224	15

Broadridge Financial Solutions, Inc.	1,092	215

Builders FirstSource, Inc. (a)	323	45

BWX Technologies, Inc.	1,269	121

CACI International, Inc. ‘A’ (a)	300	129

Carlisle Cos., Inc.	55	22

Carrier Global Corp.	2,541	160

Caterpillar, Inc.	1,860	620

CH Robinson Worldwide, Inc.	1,308	115

Cintas Corp.	323	226

Clean Harbors, Inc. (a)	277	63

Comfort Systems USA, Inc.	245	75

Copart, Inc. (a)	5,808	315

Core & Main, Inc. ‘A’ (a)	383	19

CoreCivic, Inc. (a)	2,504	33

Crane Co.	115	17

CSG Systems International, Inc.	374	15

CSX Corp.	3,766	126

Cummins, Inc.	566	157

Curtiss-Wright Corp.	425	115

DNOW, Inc. (a)	1,831	25

Donaldson Co., Inc.	857	61

Dover Corp.	153	28

Dycom Industries, Inc. (a)	91	15

Eaton Corp. PLC	950	298

EMCOR Group, Inc.	128	47

Emerson Electric Co.	2,228	245

Encore Wire Corp.	305	88

Equifax, Inc.	470	114

Esab Corp.	155	15

Expeditors International of Washington, Inc.	881	110

Fastenal Co.	2,288	144

Flowserve Corp.	682	33

Fluor Corp. (a)	357	16

Franklin Electric Co., Inc.	168	16

FTI Consulting, Inc. (a)	460	99

GATX Corp.	419	55

Generac Holdings, Inc. (a)	454	60

General Dynamics Corp.	855	248

General Electric Co.	9,845	1,565

Genpact Ltd.	2,019	65

GEO Group, Inc. (a)	3,973	57

GMS, Inc. (a)	626	50

Graco, Inc.	750	59

Granite Construction, Inc.	790	49

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Greenbrier Cos., Inc.	931	$46

HEICO Corp.	224	50

Hexcel Corp.	1,004	63

HNI Corp.	491	22

Howmet Aerospace, Inc.	1,980	154

Hub Group, Inc. ‘A’	1,234	53

Hubbell, Inc.	331	121

Huntington Ingalls Industries, Inc.	122	30

IDEX Corp.	629	127

Illinois Tool Works, Inc.	495	117

Ingersoll Rand, Inc.	1,492	136

Insperity, Inc.	345	31

ITT, Inc.	916	118

JB Hunt Transport Services, Inc.	194	31

JELD-WEN Holding, Inc. (a)	1,074	14

KBR, Inc.	489	31

Kirby Corp. (a)	174	21

Knight-Swift Transportation Holdings, Inc.	173	9

L3Harris Technologies, Inc.	1,241	279

Landstar System, Inc.	696	128

Leidos Holdings, Inc.	799	117

Lennox International, Inc.	607	325

Lincoln Electric Holdings, Inc.	663	125

Lockheed Martin Corp.	1,376	643

Lyft, Inc. ‘A’ (a)	1,077	15

ManpowerGroup, Inc.	827	58

Masco Corp.	1,115	74

Masterbrand, Inc. (a)	2,078	31

Matson, Inc.	297	39

Maximus, Inc.	969	83

MDU Resources Group, Inc.	1,711	43

MillerKnoll, Inc.	528	14

Moog, Inc. ‘A’	323	54

MSA Safety, Inc.	285	53

MSC Industrial Direct Co., Inc. ‘A’	1,089	86

Mueller Industries, Inc.	1,414	81

Nordson Corp.	256	59

Northrop Grumman Corp.	653	285

Old Dominion Freight Line, Inc.	118	21

Oshkosh Corp.	1,028	111

Otis Worldwide Corp.	1,085	104

Owens Corning	643	112

PACCAR, Inc.	1,254	129

Parker-Hannifin Corp.	340	172

Parsons Corp. (a)	319	26

Paychex, Inc.	388	46

Primoris Services Corp.	853	43

Quanta Services, Inc.	764	194

RBC Bearings, Inc. (a)	68	18

Republic Services, Inc.	918	178

Resideo Technologies, Inc. (a)	1,657	32

Robert Half, Inc.	401	26

Rollins, Inc.	1,366	67

Rush Enterprises, Inc. ‘A’	934	39

Ryder System, Inc.	643	80

Saia, Inc. (a)	131	62

Schneider National, Inc. ‘B’	918	22

Science Applications International Corp.	128	15

Simpson Manufacturing Co., Inc.	221	37

SkyWest, Inc. (a)	930	76

Steelcase, Inc. ‘A’	1,633	21

Stericycle, Inc. (a)	1,008	59

Terex Corp.	1,790	98

	SHARES	MARKET VALUE (000S)

Tetra Tech, Inc.	98	$20

Textron, Inc.	443	38

Timken Co.	889	71

Toro Co.	1,303	122

TransDigm Group, Inc.	176	225

Trex Co., Inc. (a)	291	22

TriNet Group, Inc.	212	21

Trinity Industries, Inc.	1,534	46

U-Haul Holding Co.	767	46

U-Haul Holding Co. (a)	151	9

Uber Technologies, Inc. (a)	4,578	333

UFP Industries, Inc.	856	96

UniFirst Corp.	201	34

Union Pacific Corp.	2,845	644

United Airlines Holdings, Inc. (a)	260	13

United Parcel Service, Inc. ‘B’	2,145	294

United Rentals, Inc.	198	128

Verisk Analytics, Inc.	1,117	301

Waste Management, Inc.	1,680	358

Watsco, Inc.	668	309

Watts Water Technologies, Inc. ‘A’	238	44

Werner Enterprises, Inc.	948	34

WESCO International, Inc.	741	117

Westinghouse Air Brake Technologies Corp.	397	63

Woodward, Inc.	114	20

WW Grainger, Inc.	266	240

XPO, Inc. (a)	485	51

Xylem, Inc.	1,254	170

		17,326

INFORMATION TECHNOLOGY 16.2%

Adobe, Inc. (a)	106	59

Akamai Technologies, Inc. (a)	400	36

Amdocs Ltd.	567	45

Amkor Technology, Inc.	1,567	63

Amphenol Corp. ‘A’	2,493	168

Ansys, Inc. (a)	266	85

Apple, Inc.	4,606	970

Applied Materials, Inc.	3,754	886

AppLovin Corp. ‘A’ (a)	576	48

Arista Networks, Inc. (a)	571	200

Arrow Electronics, Inc. (a)	790	95

Aspen Technology, Inc. (a)	77	15

Autodesk, Inc. (a)	504	125

Avnet, Inc.	1,326	68

Belden, Inc.	637	60

Benchmark Electronics, Inc.	506	20

Booking Holdings, Inc.	186	737

Broadcom, Inc.	1,355	2,175

CDW Corp.	375	84

Cirrus Logic, Inc. (a)	526	67

Cisco Systems, Inc.	12,907	613

Coherent Corp. (a)	463	33

CommVault Systems, Inc. (a)	343	42

Corning, Inc.	7,145	278

Coupang, Inc. (a)	2,258	47

Dell Technologies, Inc. ‘C’	708	98

Dolby Laboratories, Inc. ‘A’	664	53

DoorDash, Inc. ‘A’ (a)	1,074	117

DXC Technology Co. (a)	1,393	27

eBay, Inc.	8,518	458

Entegris, Inc.	537	73

F5, Inc. (a)	294	51

	SHARES	MARKET VALUE (000S)

Fair Isaac Corp. (a)	188	$280

Flex Ltd. (a)	2,836	84

Fortinet, Inc. (a)	1,134	68

Gartner, Inc. (a)	467	210

GCI Liberty, Inc. «(a)	221	0

Gen Digital, Inc.	4,617	115

GoDaddy, Inc. ‘A’ (a)	944	132

Guidewire Software, Inc. (a)	163	22

Hewlett Packard Enterprise Co.	18,890	400

HP, Inc.	12,190	427

Insight Enterprises, Inc. (a)	452	90

Intel Corp.	28,765	891

International Business Machines Corp.	9,647	1,668

Intuit, Inc.	616	405

Jabil, Inc.	968	105

Juniper Networks, Inc.	4,977	181

KLA Corp.	492	406

Knowles Corp. (a)	986	17

Kyndryl Holdings, Inc. (a)	3,708	98

Lam Research Corp.	560	596

Manhattan Associates, Inc. (a)	182	45

Micron Technology, Inc.	2,539	334

MKS Instruments, Inc.	124	16

Monolithic Power Systems, Inc.	148	122

Motorola Solutions, Inc.	511	197

NetApp, Inc.	1,082	139

NetScout Systems, Inc. (a)	1,472	27

NVIDIA Corp.	22,290	2,754

Okta, Inc. (a)	540	51

Oracle Corp.	10,882	1,536

OSI Systems, Inc. (a)	184	25

Palo Alto Networks, Inc. (a)	1,095	371

Plexus Corp. (a)	277	29

PTC, Inc. (a)	439	80

Pure Storage, Inc. ‘A’ (a)	1,093	70

Qorvo, Inc. (a)	130	15

QUALCOMM, Inc.	5,803	1,156

Roper Technologies, Inc.	168	95

Salesforce, Inc.	2,112	543

Sanmina Corp. (a)	1,183	78

Seagate Technology Holdings PLC	1,580	163

ServiceNow, Inc. (a)	641	504

Super Micro Computer, Inc. (a)	527	432

Synaptics, Inc. (a)	207	18

Teradata Corp. (a)	1,228	42

Teradyne, Inc.	397	59

Texas Instruments, Inc.	1,554	302

TTM Technologies, Inc. (a)	961	19

Tyler Technologies, Inc. (a)	197	99

VeriSign, Inc. (a)	322	57

Vishay Intertechnology, Inc.	2,784	62

Vontier Corp.	1,096	42

Western Digital Corp. (a)	3,610	273

Wolfspeed, Inc. (a)	443	10

Xerox Holdings Corp.	2,632	31

		23,887

MATERIALS 3.4%

Alcoa Corp.	1,017	40

AptarGroup, Inc.	688	97

Arch Resources, Inc.	96	15

ATI, Inc. (a)	1,247	69

Avery Dennison Corp.	677	148

38	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

	SHARES	MARKET VALUE (000S)

Axalta Coating Systems Ltd. (a)	991	$34

Ball Corp.	1,731	104

Berry Global Group, Inc.	1,288	76

Cabot Corp.	684	63

Carpenter Technology Corp.	1,165	128

Celanese Corp.	836	113

Chemours Co.	1,573	35

Commercial Metals Co.	2,021	111

Corteva, Inc.	950	51

Crown Holdings, Inc.	1,110	83

Dow, Inc.	1,250	66

DuPont de Nemours, Inc.	4,020	324

Eagle Materials, Inc.	327	71

Eastman Chemical Co.	873	86

Ecolab, Inc.	480	114

Element Solutions, Inc.	538	15

Freeport-McMoRan, Inc.	3,366	164

Graphic Packaging Holding Co.	5,029	132

Greif, Inc. ‘A’	532	31

Huntsman Corp.	649	15

Innospec, Inc.	181	22

International Flavors & Fragrances, Inc.	495	47

International Paper Co.	3,812	164

Kaiser Aluminum Corp.	186	16

Louisiana-Pacific Corp.	1,021	84

LyondellBasell Industries NV ‘A’	3,390	324

Martin Marietta Materials, Inc.	173	94

Mosaic Co.	2,267	65

NewMarket Corp.	67	35

Newmont Corp.	2,781	116

Nucor Corp.	812	128

O-I Glass, Inc. (a)	4,359	48

Olin Corp.	1,346	63

Packaging Corp. of America	348	64

PPG Industries, Inc.	521	66

Reliance, Inc.	447	128

Royal Gold, Inc.	420	53

RPM International, Inc.	1,413	152

Scotts Miracle-Gro Co.	975	63

Sealed Air Corp.	2,829	98

Sensient Technologies Corp.	396	29

Sherwin-Williams Co.	831	248

Silgan Holdings, Inc.	1,336	57

Sonoco Products Co.	1,028	52

Southern Copper Corp.	136	15

Steel Dynamics, Inc.	570	74

Stepan Co.	151	13

Sylvamo Corp.	649	45

United States Steel Corp.	2,888	109

Vulcan Materials Co.	403	100

Warrior Met Coal, Inc.	1,654	104

	SHARES	MARKET VALUE (000S)

WestRock Co.	3,729	$187

		5,048

REAL ESTATE 0.1%

DigitalBridge Group, Inc.	3,628	50

Jones Lang LaSalle, Inc. (a)	319	65

		115

UTILITIES 0.9%

AES Corp.	3,064	54

Avista Corp.	1,216	42

Clearway Energy, Inc. ‘C’	728	18

Constellation Energy Corp.	758	152

Duke Energy Corp.	1,724	173

Evergy, Inc.	372	20

Exelon Corp.	4,430	153

National Fuel Gas Co.	1,095	59

NRG Energy, Inc.	1,335	104

Ormat Technologies, Inc.	452	33

PNM Resources, Inc.	820	30

Public Service Enterprise Group, Inc.	1,004	74

Southwest Gas Holdings, Inc. (a)	199	14

Vistra Corp.	5,048	434

		1,360

Total United States		143,473

Total Common Stocks (Cost $118,976)		144,530

REAL ESTATE INVESTMENT TRUSTS 1.8%

UNITED STATES 1.8%

FINANCIALS 0.2%

AGNC Investment Corp.	5,740	55

Annaly Capital Management, Inc.	1,281	24

Chimera Investment Corp.	2,695	35

Ladder Capital Corp.	1,632	18

MFA Financial, Inc.	3,210	34

PennyMac Mortgage Investment Trust	2,079	29

Rithm Capital Corp.	8,086	88

		283

REAL ESTATE 1.6%

American Homes 4 Rent ‘A’	1,423	53

Americold Realty Trust, Inc.	1,903	49

Apple Hospitality REIT, Inc.	3,814	55

Boston Properties, Inc.	324	20

Camden Property Trust	707	77

COPT Defense Properties	1,565	39

CubeSmart	1,239	56

	SHARES	MARKET VALUE (000S)

DiamondRock Hospitality Co.	4,145	$35

Digital Realty Trust, Inc.	803	122

Douglas Emmett, Inc.	1,164	15

Equinix, Inc.	52	39

Equity LifeStyle Properties, Inc.	772	50

Extra Space Storage, Inc.	620	96

First Industrial Realty Trust, Inc.	712	34

Gaming & Leisure Properties, Inc.	1,993	90

Healthcare Realty Trust, Inc.	2,840	47

Host Hotels & Resorts, Inc.	1,521	27

Hudson Pacific Properties, Inc.	3,052	15

Invitation Homes, Inc.	2,524	91

Iron Mountain, Inc.	1,501	134

JBG SMITH Properties	902	14

Lamar Advertising Co. ‘A’	579	69

LXP Industrial Trust	2,443	22

Macerich Co.	4,355	67

Park Hotels & Resorts, Inc.	6,113	92

Phillips Edison & Co., Inc.	444	15

Public Storage	144	41

Rayonier, Inc.	1,188	35

RLJ Lodging Trust	3,500	34

SBA Communications Corp.	171	34

Simon Property Group, Inc.	1,340	203

SITE Centers Corp.	2,596	38

SL Green Realty Corp.	1,550	88

Sun Communities, Inc.	565	68

Sunstone Hotel Investors, Inc.	3,663	38

UDR, Inc.	956	39

Vornado Realty Trust	2,534	67

Welltower, Inc.	1,384	144

WP Carey, Inc.	1,233	68

Xenia Hotels & Resorts, Inc.	2,132	31

		2,351

Total Real Estate Investment Trusts (Cost $2,505)		2,634

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (b) 0.5%
		712

Total Short-Term Instruments (Cost $712)		712

Total Investments in Securities (Cost $122,193)		147,876

Total Investments 100.0% (Cost $122,193)		$147,876

Other Assets and Liabilities, net 0.0%		64

Net Assets 100.0%		$147,940

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Schedule of Investments	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	(Cont.)	June 30, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$712	U.S. Treasury Notes 4.500% due 03/31/2026	$(726)	$712	$712

Total Repurchase Agreements						$(726)	$712	$712

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$712	$0	$0	$712	$(726)	$(14)

Total Borrowings and Other Financing Transactions	$712	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$250	$0	$0	$250
Switzerland
Consumer Staples	28	0	0	28
Financials	209	0	0	209
United Kingdom
Communication Services	48	0	0	48
Consumer Staples	16	0	0	16
Energy	173	0	0	173
Financials	111	0	0	111
Industrials	157	0	0	157
Materials	65	0	0	65
United States
Communication Services	11,299	0	0	11,299
Consumer Discretionary	4,004	0	0	4,004

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Consumer Staples	$25,940	$0	$0	$25,940
Energy	8,891	0	0	8,891
Financials	25,364	0	0	25,364
Health Care	20,239	0	0	20,239
Industrials	17,326	0	0	17,326
Information Technology	23,887	0	0	23,887
Materials	5,048	0	0	5,048
Real Estate	115	0	0	115
Utilities	1,360	0	0	1,360
Real Estate Investment Trusts
United States
Financials	283	0	0	283
Real Estate	2,351	0	0	2,351
Short-Term Instruments
Repurchase Agreements	0	712	0	712

Total Investments	$147,164	$712	$0	$147,876

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

40	PIMCO EQUITY SERIES	See Accompanying Notes

Schedule of Investments	PIMCO RAFI ESG U.S. ETF	June 30, 2024

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

COMMON STOCKS 97.5%

IRELAND 0.7%

INFORMATION TECHNOLOGY 0.7%

Accenture PLC ‘A’	1,167	$354

Total Ireland		354

UNITED KINGDOM 0.3%

COMMUNICATION SERVICES 0.2%

Liberty Global Ltd. ‘C’ (a)	4,769	85

MATERIALS 0.1%

Amcor PLC	6,935	68

Total United Kingdom		153

UNITED STATES 96.5%

COMMUNICATION SERVICES 7.8%

AT&T, Inc.	50,229	960

Comcast Corp. ‘A’	15,904	623

Electronic Arts, Inc.	800	111

Fox Corp. ‘A’	1,133	39

Lumen Technologies, Inc. (a)	20,007	22

Meta Platforms, Inc. ‘A’	2,041	1,029

Netflix, Inc. (a)	96	65

News Corp. ‘A’	424	12

Omnicom Group, Inc.	617	55

Paramount Global ‘B’	6,877	71

T-Mobile U.S., Inc.	862	152

Verizon Communications, Inc.	12,146	501

Walt Disney Co.	4,855	482

		4,122

CONSUMER DISCRETIONARY 0.5%

Advance Auto Parts, Inc.	414	26

Best Buy Co., Inc.	2,486	210

Mohawk Industries, Inc. (a)	291	33

		269

CONSUMER STAPLES 14.2%

Archer-Daniels-Midland Co.	1,887	114

Bunge Global SA	125	13

Campbell Soup Co.	520	23

Church & Dwight Co., Inc.	268	28

Coca-Cola Co.	6,999	445

Colgate-Palmolive Co.	2,081	202

Conagra Brands, Inc.	675	19

Dollar General Corp.	845	112

Estee Lauder Cos., Inc. ‘A’	562	60

Foot Locker, Inc.	993	25

Ford Motor Co.	43,799	549

Gap, Inc.	2,892	69

General Mills, Inc.	2,069	131

General Motors Co.	18,257	848

Genuine Parts Co.	285	39

Goodyear Tire & Rubber Co. (a)	1,649	19

Hasbro, Inc.	538	31

Hershey Co.	124	23

Hilton Worldwide Holdings, Inc.	260	57

Home Depot, Inc.	1,954	673

Hormel Foods Corp.	174	5

J M Smucker Co.	363	40

	SHARES	MARKET VALUE (000S)

Kellanova	948	$55

Keurig Dr Pepper, Inc.	1,728	58

Kimberly-Clark Corp.	1,068	148

Kohl’s Corp.	3,602	83

Kraft Heinz Co.	2,862	92

Lear Corp.	395	45

LKQ Corp.	982	41

Lowe’s Cos., Inc.	1,906	420

Marriott International, Inc. ‘A’	456	110

Mondelez International, Inc. ‘A’	1,969	129

Newell Brands, Inc.	2,816	18

NIKE, Inc. ‘B’	2,570	194

O’Reilly Automotive, Inc. (a)	9	9

Procter & Gamble Co.	7,322	1,208

PVH Corp.	501	53

Sysco Corp.	1,326	95

Tapestry, Inc.	960	41

Target Corp.	3,280	486

Tesla, Inc. (a)	773	153

TJX Cos., Inc.	1,794	197

Tractor Supply Co.	169	46

Tyson Foods, Inc. ‘A’	1,065	61

U.S. Foods Holding Corp. (a)	613	32

VF Corp.	4,159	56

Walgreens Boots Alliance, Inc.	6,837	83

Whirlpool Corp.	835	85

WK Kellogg Co.	215	3

		7,526

FINANCIALS 15.6%

Allstate Corp.	1,407	225

American Express Co.	1,088	252

Ameriprise Financial, Inc.	258	110

Bank of America Corp.	15,816	629

Bank of New York Mellon Corp.	1,268	76

BlackRock, Inc.	300	236

Citigroup, Inc.	22,093	1,402

Equitable Holdings, Inc.	776	32

Fidelity National Information Services, Inc.	2,094	158

Fifth Third Bancorp	1,222	45

Fiserv, Inc. (a)	542	81

Goldman Sachs Group, Inc.	514	232

Hartford Financial Services Group, Inc.	1,003	101

JPMorgan Chase & Co.	7,859	1,589

Lincoln National Corp.	1,691	53

Mastercard, Inc. ‘A’	655	289

MetLife, Inc.	4,030	283

Moody’s Corp.	151	63

Nasdaq, Inc.	91	5

Northern Trust Corp.	243	20

PayPal Holdings, Inc. (a)	3,204	186

Principal Financial Group, Inc.	892	70

Progressive Corp.	652	135

Prudential Financial, Inc.	2,084	244

S&P Global, Inc.	168	75

State Street Corp.	1,252	93

T Rowe Price Group, Inc.	194	22

Visa, Inc. ‘A’	1,588	417

Wells Fargo & Co.	18,573	1,103

Western Union Co.	2,010	25

		8,251

	SHARES	MARKET VALUE (000S)
HEALTH CARE 18.8%

Abbott Laboratories	4,322	$449

AbbVie, Inc.	4,088	701

Agilent Technologies, Inc.	526	68

Amgen, Inc.	1,726	539

Baxter International, Inc.	1,774	59

Becton Dickinson & Co.	605	141

Biogen, Inc. (a)	754	175

Boston Scientific Corp. (a)	913	70

Bristol-Myers Squibb Co.	13,338	554

Cardinal Health, Inc.	1,084	107

Cencora, Inc.	266	60

Cigna Group	1,788	591

CVS Health Corp.	2,016	119

Danaher Corp.	675	169

DaVita, Inc. (a)	546	76

Edwards Lifesciences Corp. (a)	893	83

Elevance Health, Inc.	1,029	558

Eli Lilly & Co.	440	398

GE Healthcare, Inc.	968	75

Gilead Sciences, Inc.	4,691	322

GRAIL, Inc. (a)	16	0

Henry Schein, Inc. (a)	347	22

Hologic, Inc. (a)	518	38

Humana, Inc.	433	162

Illumina, Inc. (a)	93	10

Intuitive Surgical, Inc. (a)	109	49

Johnson & Johnson	9,042	1,322

Labcorp Holdings, Inc.	313	64

McKesson Corp.	306	179

Merck & Co., Inc.	7,522	931

Organon & Co.	1,098	23

Pfizer, Inc.	37,061	1,037

Quest Diagnostics, Inc.	303	41

Solventum Corp. (a)	803	42

Stryker Corp.	242	82

UnitedHealth Group, Inc.	921	469

Viatris, Inc.	4,987	53

Waters Corp. (a)	133	39

Zoetis, Inc.	321	56

		9,933

INDUSTRIALS 4.7%

3M Co.	3,957	404

AGCO Corp.	191	19

Automatic Data Processing, Inc.	639	153

Carrier Global Corp.	2,355	149

Cummins, Inc.	469	130

Deere & Co.	551	206

Dover Corp.	191	34

Fastenal Co.	541	34

FedEx Corp.	855	256

Fortune Brands Innovations, Inc.	160	10

Illinois Tool Works, Inc.	497	118

Johnson Controls International PLC	2,855	190

ManpowerGroup, Inc.	97	7

NEXTracker, Inc. ‘A’ (a)	255	12

Otis Worldwide Corp.	453	44

Owens Corning	489	85

Paychex, Inc.	289	34

Republic Services, Inc.	157	30

Rockwell Automation, Inc.	81	22

Stanley Black & Decker, Inc.	432	35

United Parcel Service, Inc. ‘B’	1,687	231

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	41

Schedule of Investments	PIMCO RAFI ESG U.S. ETF	(Cont.)

	SHARES	MARKET VALUE (000S)

Waste Management, Inc.	860	$183

Westinghouse Air Brake Technologies Corp.	34	5

WW Grainger, Inc.	75	68

		2,459

INFORMATION TECHNOLOGY 30.2%

Adobe, Inc. (a)	549	305

Advanced Micro Devices, Inc. (a)	445	72

Akamai Technologies, Inc. (a)	360	32

Amdocs Ltd.	444	35

Analog Devices, Inc.	531	121

Apple, Inc.	13,021	2,742

Applied Materials, Inc.	2,095	494

Arista Networks, Inc. (a)	20	7

Arrow Electronics, Inc. (a)	558	67

Avnet, Inc.	856	44

Booking Holdings, Inc.	8	32

Broadcom, Inc.	351	564

Cadence Design Systems, Inc. (a)	190	58

CDW Corp.	238	53

Cisco Systems, Inc.	21,672	1,030

Cognizant Technology Solutions Corp. ‘A’	1,146	78

Dell Technologies, Inc. ‘C’	254	35

DXC Technology Co. (a)	1,187	23

eBay, Inc.	2,100	113

Flex Ltd. (a)	844	25

Gen Digital, Inc.	1,294	32

Hewlett Packard Enterprise Co.	14,062	298

HP, Inc.	8,362	293

Intel Corp.	44,899	1,391

International Business Machines Corp.	4,135	715

Juniper Networks, Inc.	2,302	84

Keysight Technologies, Inc. (a)	151	21

KLA Corp.	111	92

Kyndryl Holdings, Inc. (a)	628	17

Lam Research Corp.	319	340

Marvell Technology, Inc.	429	30

Microchip Technology, Inc.	426	39

Micron Technology, Inc.	4,684	616

Microsoft Corp.	6,319	2,824

	SHARES	MARKET VALUE (000S)

Motorola Solutions, Inc.	197	$76

NetApp, Inc.	1,174	151

NVIDIA Corp.	2,461	304

ON Semiconductor Corp. (a)	641	44

Oracle Corp.	4,197	593

QUALCOMM, Inc.	4,491	894

Salesforce, Inc.	517	133

Seagate Technology Holdings PLC	1,638	169

Synopsys, Inc. (a)	67	40

TE Connectivity Ltd.	1,005	151

Teradyne, Inc.	398	59

Texas Instruments, Inc.	1,940	377

Western Digital Corp. (a)	2,587	196

Xerox Holdings Corp.	2,477	29

		15,938

MATERIALS 4.1%

Air Products & Chemicals, Inc.	539	139

Ball Corp.	1,161	70

CF Industries Holdings, Inc.	720	53

Corteva, Inc.	384	21

Dow, Inc.	4,916	261

DuPont de Nemours, Inc.	3,434	276

Ecolab, Inc.	514	122

Huntsman Corp.	1,079	25

International Flavors & Fragrances, Inc.	401	38

International Paper Co.	3,214	139

Linde PLC	1,248	548

Mosaic Co.	2,531	73

Newmont Corp.	4,624	194

Packaging Corp. of America	291	53

PPG Industries, Inc.	733	92

Sherwin-Williams Co.	205	61

		2,165

REAL ESTATE 0.3%

CBRE Group, Inc. ‘A’ (a)	1,186	106

Jones Lang LaSalle, Inc. (a)	362	74

		180

UTILITIES 0.3%

American Water Works Co., Inc.	425	55

	SHARES	MARKET VALUE (000S)

Edison International	1,245	$89

		144

Total United States		50,987

Total Common Stocks (Cost $45,483)		51,494

REAL ESTATE INVESTMENT TRUSTS 1.9%

UNITED STATES 1.9%

REAL ESTATE 1.9%

American Tower Corp.	393	76

AvalonBay Communities, Inc.	303	63

Crown Castle, Inc.	1,171	114

Equinix, Inc.	112	85

Equity Residential	948	66

Essex Property Trust, Inc.	87	24

Host Hotels & Resorts, Inc.	2,962	53

Iron Mountain, Inc.	865	78

Kimco Realty Corp.	290	6

Mid-America Apartment Communities, Inc.	200	29

Prologis, Inc.	550	62

Realty Income Corp.	502	26

Ventas, Inc.	1,570	80

Vornado Realty Trust	492	13

Welltower, Inc.	1,178	123

Weyerhaeuser Co.	3,470	98

		996

Total Real Estate Investment Trusts (Cost $991)		996

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (b) 0.6%
		322

Total Short-Term Instruments (Cost $322)		322

Total Investments in Securities (Cost $46,796)		52,812

Total Investments 100.0% (Cost $46,796)		$52,812

Other Assets and Liabilities, net 0.0%		23

Net Assets 100.0%		$52,835

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$322	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(328)	$322	$322

Total Repurchase Agreements						$(328)	$322	$322

42	PIMCO EQUITY SERIES	See Accompanying Notes

June 30, 2024

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$322	$0	$0	$322	$(328)	$(6)

Total Borrowings and Other Financing Transactions	$322	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Common Stocks
Ireland
Information Technology	$354	$0	$0	$354
United Kingdom
Communication Services	85	0	0	85
Materials	68	0	0	68
United States
Communication Services	4,122	0	0	4,122
Consumer Discretionary	269	0	0	269
Consumer Staples	7,526	0	0	7,526
Financials	8,251	0	0	8,251
Health Care	9,933	0	0	9,933

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Industrials	$2,459	$0	$0	$2,459
Information Technology	15,938	0	0	15,938
Materials	2,165	0	0	2,165
Real Estate	180	0	0	180
Utilities	144	0	0	144
Real Estate Investment Trusts
United States
Real Estate	996	0	0	996
Short-Term Instruments
Repurchase Agreements	0	322	0	322

Total Investments	$52,490	$322	$0	$52,812

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Notes to Financial Statements

1. ORGANIZATION

PIMCO Equity Series (the “Trust”) was established as a Delaware statutory trust on March 30, 2010. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds. Prior to August 12, 2022, Parametric Portfolio Associates LLC (“Parametric” or “Sub-Adviser”) served as the sub-adviser to each Fund.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission, which has a written agreement with the Fund’s Distributor that allows such member or participant to place orders for the purchase and redemption of Creation Units (“Authorized Participant”). Also, unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Each Fund offers and issues shares only in aggregations of a specified number of shares (“Creation Units”).

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

44	PIMCO EQUITY SERIES

June 30, 2024

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Quarterly	Quarterly

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Quarterly	Quarterly

PIMCO RAFI ESG U.S. ETF	Quarterly	Quarterly

In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. The Trust does not provide an automatic dividend and/or distributions reinvestment service. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Notes to Financial Statements	(Cont.)

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Funds’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Funds have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Funds’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Funds’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended,

to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Funds’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

46	PIMCO EQUITY SERIES

June 30, 2024

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Notes to Financial Statements	(Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

48	PIMCO EQUITY SERIES

June 30, 2024

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. All or a portion of Dividend Income as shown in the table below represents the income earned on the cash collateral invested in PIMCO Government Money Market Fund and is included on the Statements of Operations as a component of Securities Lending Income. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

Notes to Financial Statements	(Cont.)

website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated fund for the period ended June 30, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$8	$2,999	$(2,999)	$0	$0	$8	$2	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of

50	PIMCO EQUITY SERIES

June 30, 2024

Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Securities Lending The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

PIMCO RAFI Dynamic Multi-Factor International Equity ETF

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF

PIMCO RAFI ESG U.S. ETF

Securities on loan are required to be secured by cash collateral at least equal to 102% of the domestic, or 105% of the foreign security’s market value. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or a Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, a Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss).

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	51

Notes to Financial Statements	(Cont.)

Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a

Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	PIMCO RAFI ESG U.S. ETF

Small Fund	X	—	—	X

Market Trading	X	X	X	X

Equity	X	X	X	X

Credit	X	X	X	X

Market	X	X	X	X

Liquidity	X	X	X	X

Issuer	X	X	X	X

Derivatives	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	—	—

Emerging Markets	X	—	—	—

China	X	—	—	—

Currency	X	X	—	—

Model	X	X	X	X

Leveraging	X	X	X	X

Management and Tracking Error	X	X	X	X

Indexing	X	X	X	X

Environmental, Social and Governance	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Market Trading Risk is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in Fund shares may be halted or become less liquid or that Fund shares trade at prices other than a Fund’s net asset value, and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Credit Risk is the risk that a Fund could lose money if the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of a Fund’s shares may be constrained by the liquidity of a Fund’s portfolio holdings.

52	PIMCO EQUITY SERIES

June 30, 2024

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions, including the indexation methodologies used in constructing the underlying index, may not adequately take into account certain factors or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management and Tracking Error Risk is the risk that a portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the underlying index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund and the underlying index may vary due to asset valuation differences and differences between a Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the underlying index than if a Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund is negatively affected by general declines in the asset classes represented by the underlying index.

Environmental, Social and Governance Risk is the risk that, because the underlying index may select or exclude securities of certain issuers for reasons other than performance, the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the index provider or any judgment exercised by the index provider in constructing the underlying index will reflect the opinions of any particular investor.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	53

Notes to Financial Statements	(Cont.)

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as additional risks including, without limitation, inefficiencies resulting from erratic growth, the unavailability of consistently-reliable economic data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors, fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage;

54	PIMCO EQUITY SERIES

June 30, 2024

reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The Funds lend their securities through Securities Finance Trust Company (“Securities Lending Agent”), an unaffiliated securities lending agent, and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day, and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the PIMCO Government Money Market Fund or another cash sweep vehicle agreed by the Fund. The Securities Lending Agent administers the Funds’ securities lending program, providing services that include marketing the Funds’ available securities, soliciting bids from potential borrowers, monitoring the daily value of the loaned securities, and investing cash collateral in accordance with specific instructions provided by the Funds.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	55

Notes to Financial Statements	(Cont.)

margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%

PIMCO RAFI ESG U.S. ETF	0.29%

(b) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended June 30, 2024, each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the prospectus.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through October 31, 2024, to waive its Management Fee or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of

56	PIMCO EQUITY SERIES

June 30, 2024

Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amounts were (in thousands†):

Fund Name	Waived Fees

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$5

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	9

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	7

PIMCO RAFI ESG U.S. ETF	2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the investment management agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the Management Fee and/or other expenses waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of June 30, 2024, were as follows (amounts in thousands†):

	Expiring within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$20	$6	$5	$31

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	1	9	10

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2	8	7	17

PIMCO RAFI ESG U.S. ETF	0	1	2	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$0	$0	$38,857	$36,117

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0	0	76,205	58,686

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0	0	54,865	55,053

PIMCO RAFI ESG U.S. ETF	0	0	8,531	7,996

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	57

Notes to Financial Statements	(Cont.)

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that a Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the sub-administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below.

Fund Name	Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for Cash Redemptions**

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$5,000	3.00%	2.00%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$2,250	3.00%	2.00%

PIMCO RAFI ESG U.S. ETF	$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the net asset value per Creation Unit purchased or redeemed, inclusive of the standard creation transaction fee (if imposed).

14. INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$464	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	78,797	5,991

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	39,253	42,831

PIMCO RAFI ESG U.S. ETF	16,780	4,996

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions which were executed in kind while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

58	PIMCO EQUITY SERIES

June 30, 2024

As of June 30, 2024, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$3,186	$0	$6,607	$0	$(3,815)	$0	$0	$5,978

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	3,854	0	26,325	0	(15,778)	0	0	14,401

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	427	0	25,653	0	(23,441)	0	0	2,639

PIMCO RAFI ESG U.S. ETF	213	0	5,779	0	(2,683)	0	0	3,309

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on passive foreign investment companies (PFICs), return of capital distributions from underlying funds, and other debt adjustments.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2023 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2023 through June 30, 2024 and Ordinary losses realized during the period January 1, 2024 through June 30, 2024 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of June 30, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$3,554	$261

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	10,531	5,247

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	17,219	6,222

PIMCO RAFI ESG U.S. ETF	1,533	1,150

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$97,712	$19,080	$(11,818)	$7,262

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	226,054	35,646	(9,313)	26,333

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	122,221	28,977	(3,323)	25,654

PIMCO RAFI ESG U.S. ETF	47,033	8,063	(2,284)	5,779

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on passive foreign investment companies (PFICs), return of capital distributions from underlying funds, and other debt adjustments.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	59

Notes to Financial Statements	(Cont.)	June 30, 2024

For the fiscal years ended June 30, 2024 and June 30, 2023, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	June 30, 2024			June 30, 2023

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$3,936	$0	$0	$2,819	$2,423	$0

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	5,382	0	0	3,254	0	0

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	2,443	0	0	2,406	0	0

PIMCO RAFI ESG U.S. ETF	807	0	0	651	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

60	PIMCO EQUITY SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Equity Series® and Shareholders of PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF, PIMCO RAFI Dynamic Multi-Factor International Equity ETF, PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF and PIMCO RAFI ESG U.S. ETF (four of the funds constituting PIMCO Equity Series®, hereafter collectively referred to as the “Funds”) as of June 30, 2024, the related statements of operations for the year ended June 30, 2024, the statements of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

August 27, 2024

We have served as the auditor of one or more investment companies in PIMCO Equity Series® since 2010.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	61

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation	UBS	UBS Securities LLC

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt	REIT	Real Estate Investment Trust	TBA	To-Be-Announced

JSC	Joint Stock Company

62	PIMCO EQUITY SERIES

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2024 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended June 30, 2024 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2024.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended June 30, 2024 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b). The 163(j) amount of ordinary income distributions are as follows:

Foreign Taxes. The Funds have made an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid. Shareholders will receive more detailed information along with their Form 1099-DIV.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†	163(j) Interest Dividends (000s)†	Foreign Source Income (000s)†	Foreign Taxes Pass Through (000s)†

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.00%	53.69%	$0	$0	$4	$4,075	$572

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.00%	100.00%	0	0	11	7,659	752

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	99.29%	100.00%	0	0	31	0	0

PIMCO RAFI ESG U.S. ETF	100.00%	100.00%	0	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2025, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2024.

Section 199A Dividends. Non-corporate fund shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the funds as IRC section 199A dividends. The IRC section 199A percentage of ordinary dividends are as follows:

199A Dividends

PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0%

PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0%

PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0%

PIMCO RAFI ESG U.S. ETF	0%

ANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	63

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

State Street Financial Center

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PES3004FSAR_063024

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable .

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable for open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner

Joshua D. Ratner
President (Principal Executive Officer)

Date:	September 4, 2024

By:	/s/ Bijal Y. Parikh

Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	September 4, 2024